As filed with the Securities and Exchange Commission on April 30, 2007

Commission File Nos. 2-72671

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 111	☒

KILICO Variable Annuity Separate Account

(Exact Name of Registrant)

Kemper Investors Life Insurance Company

(Name of Insurance Company)

1400 American Lane, Schaumburg, Illinois	60196
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code: (847)605-6120

James P. Brennan, Sr. Esq.

Kemper Investors Life Insurance Company

3003-77th Avenue, S.E.

Mercer Island, Washington 90840

(Name and Address of Agent for Service)

Copy To:

Joan E. Boros, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, N.W. Suite 400E Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:

Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PROSPECTUS FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE

ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the “Contract”) offered by Kemper Investors Life Insurance Company (“we” or “KILICO”). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract is no longer issued, however, you may make additional purchase payments as permitted under your Contract.

You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 62 variable investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. All Subaccount options are not available to all Contract Owners (See “7. Death Benefit” page 65.) Currently, Subaccounts that invest in the following Portfolios or Funds are offered under the Contract:

• AIM Variable Insurance Funds (Series I Shares)

• AIM V.I. Financial Services Fund

• AIM V.I. Global Health Care Fund (formerly AIM V.I. Health Sciences Fund)

• AIM V.I. Global Real Estate (formerly
AIM V.I. Real Estate Fund)

• AIM V.I. Utilities Fund

• The Alger American Fund (Class O Shares)

• Alger American Growth Portfolio

• Alger American MidCap Growth Portfolio

• Alger American Small Capitalization Portfolio

• American Century Variable Portfolios, Inc. (“VP”) (Class I Shares)

• American Century VP Income & Growth Fund

• American Century VP Value Fund

• Credit Suisse Trust

• Credit Suisse Trust-Emerging Markets Portfolio

• Dreyfus Investment Portfolios (“Dreyfus IP”) (Service Shares)

• Dreyfus IP MidCap Stock Portfolio

• The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

• DWS Variable Series I (formerly Scudder Variable Series I) Class A Shares

• DWS Bond VIP (formerly Scudder Bond Portfolio)

• DWS Capital Growth VIP (formerly Scudder Capital Growth Portfolio)

• DWS Growth & Income VIP (formerly Scudder Growth and Income Portfolio)

• DWS International VIP (formerly Scudder International Portfolio)

• DWS Variable Series II (formerly Scudder Variable Series II) Class A Shares

• DWS Large Cap Value VIP (formerly Scudder Large Cap Value Portfolio)

• DWS Core Fixed Income VIP (formerly Scudder Fixed Income Portfolio)

• DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio)

• DWS High Income VIP (formerly Scudder High Income Portfolio)

• DWS International Select Equity VIP (formerly Scudder International Select Equity Portfolio)

• DWS Money Market VIP (formerly Scudder Money Market Portfolio)

• DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio)

• DWS Technology VIP (formerly Scudder Technology Growth Portfolio)

• DWS Balanced VIP (formerly Scudder Total Return Portfolio)

• DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP)

• Fidelity Variable Insurance Products Funds (“VIP”) (Initial Class Shares)

• Fidelity VIP Asset ManagerSM Portfolio

• Fidelity VIP Contrafund® Portfolio

• Fidelity VIP Equity-Income Portfolio

• Fidelity VIP Growth Portfolio

• Fidelity VIP Index 500 Portfolio

• Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

• Franklin Rising Dividends Securities Fund

• Franklin Small Cap Value Securities Fund

• Franklin Strategic Income Securities Fund

• Franklin U.S. Government Fund

• Franklin Zero Coupon Fund 2010

• Mutual Discovery Securities Fund

• Mutual Shares Securities Fund

• Templeton Developing Markets Securities Fund

• ING Investors Trust (Institutional Class)

• ING JPMorgan Emerging Markets Equity Portfolio

• ING Investors Trust (Class S)

• ING Global Resources Portfolio

• JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)

• JPMorgan Insurance Trust Equity Index Portfolio 1 (formerly JPMorgan Investment Trust Equity Index Portfolio)

• JPMorgan Insurance Trust Diversified Equity Portfolio 1 (formerly JPMorgan Investment Trust Diversified Equity Portfolio)

• JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Growth Portfolio)

• JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio)

• JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Value Portfolio)

• J.P. Morgan Series Trust II

• JPMorgan International Equity Portfolio

• JPMorgan Mid Cap Value Portfolio

• JPMorgan Small Company Portfolio

• Janus Aspen Series (Institutional Shares)

• Janus Aspen Balanced Portfolio

• Janus Aspen Large Cap Growth Portfolio

• Janus Aspen Mid Cap Growth Portfolio

• Janus Aspen Worldwide Growth Portfolio

• Janus Aspen Series (Service Shares)

• Janus Aspen Mid Cap Value Portfolio

• Janus Aspen Small Company Value Portfolio

• Oppenheimer Variable Account Funds (Service Shares)

• Oppenheimer Capital Appreciation Fund/VA

• Oppenheimer Global Securities Fund/VA

• Oppenheimer High Income Fund/VA

• Oppenheimer Main Street Fund®/VA

• Oppenheimer Main Street Small Cap Fund®/VA

• Oppenheimer MidCap Fund/VA (formerly Oppenheimer Aggressive Growth Fund/VA)

• Oppenheimer Strategic Bond Fund/VA

*	Effective January 4, 2007, the ING Natural Resources Trust merged into ING Global Resources Portfolio, a series of ING Investors Trust.

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 85. You may also find this Prospectus and other required information about the Separate Account at the SEC’s web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2007.

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person during whose lifetime the annuity is to be paid.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon your death or upon the Annuitant’s death prior to the Annuity Period.

Company (“we”, “us”, “our”, “KILICO”)—Kemper Investors Life Insurance Company. Our home office is at 1400 American Lane, Schaumburg, Illinois 60196. For Contract Services, please write us at 2500 Westfield Drive, Elgin, Illinois 60123-7836.

Contract—A Variable Annuity Contract offered by this Prospectus.

Contract Value—The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

Contract Year—The period between anniversaries of the Date of Issue of a Contract.

Contract Quarter—The periods between quarterly anniversaries of the Date of Issue of a Contract.

Contribution Year—Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

Date of Issue—The date on which the first Contract Year commences.

Debt—The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

Fixed Account—The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—The AIM Variable Insurance Funds, The Alger American Fund, American Century Variable Portfolios, Inc., Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., DWS Variable Series I (formerly known as Scudder Variable Series I), DWS Variable Series II (formerly known as Scudder Variable Series II), Fidelity Variable Insurance Products Funds (which includes Variable Insurance Products Fund and Variable Insurance Products Fund II), Franklin Templeton Variable

Insurance Products Trust, ING Investors Trust, JPMorgan Insurance Trust (formerly JPMorgan Investment Trust), J.P. Morgan Series Trust II, Janus Aspen Series and Oppenheimer Variable Account Funds, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

General Account Contract Value—The value of your interest in the General Account.

Non-Qualified Contract—A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

Purchase Payments—The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

Qualified Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The KILICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your interests in the Subaccount(s).

Subaccounts—The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

Withdrawal Value—Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. The Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract.

The minimum initial Purchase Payment for a Non-Qualified Contract was $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan’s terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). (See “The Contracts,” page 61.)

We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See “The Funds,” page 55.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select. Not all Subaccount options are available to all Contract Owners (See “7. Death Benefit,” page 65.)

We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See “Fixed Account Option,” page 60.)

The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” pages 63 and 73, respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge (“Withdrawal Charge”). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See “Withdrawal Charge,” page 70.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under “Withdrawal Charge.” However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See “Federal Tax Matters,” page 75.)

We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See “Asset-Based Charges Against the Separate Account,” page 69.) We also charge for optional death benefits (See “Guaranteed Minimum Death Benefit Rider,” page 66, and “Earnings Based Death Benefit Rider,” page 67), and optional asset allocation services. (See “Asset Allocation Service,” page 83.) The Funds will incur certain management fees and other expenses. (See “Summary of Expenses”, “Investment Management Fees and Other Expenses” and the Funds’ prospectuses.)

You may elect, where available, to enter into a separate investment advisory agreement with PMG Asset Management, Inc. (“PMG”). PMG provides asset allocation services under PMG’s Managed Investment Advisory Account (“MIAA”). MIAA allocates Contract Value among certain Subaccounts and the Fixed Account. (See “Asset Allocation Service.”) The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors.

The Contracts were previously available to be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the “Code”) or as individual retirement annuities including Roth IRAs. The Contracts were also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased as a Qualified Contract does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See “Taxation of Annuities in General,” page 75 and “Qualified Plans,” page 79.)

You have the right within the “free look” period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the “free look” period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See “The Contracts,” page 61.) In addition, a special “free look” period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Withdrawal Charge(1) (as a percentage of amount surrendered):	6%

Contribution Year	Withdrawal Charge
First year	6.00%
Second year	5.00%
Third year	4.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh year and following	0.00%

Maximum Transfer Fee:	None

(1)

Each Contract Year, a Contract Owner may withdraw up to 10% of Contract Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See “Withdrawal Charge.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge	$7.50	(2)

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk Charge:	1.00%
Administration Charge:	0.30%

Total Separate Account Annual Expenses:	1.30%

Optional Benefits:
Guaranteed Minimum Death Benefit Charge	0.15%
Earnings Based Death Benefit Charge	0.20%

Total Separate Account Annual Expenses including Optional Benefit Charges	1.65%

Other Optional Benefit Expenses
MIAA Initial Set Up Fee	$30.00
MIAA Annual Expense (as a percentage of Contract Value)
Current	0.50%	(3)
Maximum	1.00%	(4)

Qualified Plan Loan Interest Rates(5)

Loans not subject to ERISA	—	5.50%
Loans subject to ERISA	—	Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to nearest 0.25%)

(2)	The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract

Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. (See “Records Maintenance Charge.”)

(3)

Charged quarterly in arrears at the rate of .125% per calendar quarter of Contract Value subject to the MIAA Expense, using an average daily weighted balance methodology. MIAA charge is paid to PMG and is not retained by us. (See “Asset Allocation Service.”)

(4)	For new Contracts, the MIAA Expense charge may be increased up to a maximum of 1.00%.

(5)

Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See “Loans”.)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	—	Maximum
Total Annual Fund Operating Expenses(6) (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense reimbursements)	0.10%	—	2.20%

(6)	The expenses shown are for the year ended December 31, 2006, and do not reflect any fee waivers or expense reimbursements.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2007. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.10% and 1.72%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit, the Earnings Based Death Benefit and the optional MIAA program with a 1.00% MIAA Expense. If these features were not elected or a less costly option were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,049	$1,887	$2,724	$5,077

(2)	a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more(7):

1 year	3 years	5 years	10 years
$510	$1,528	$2,545	$5,077

b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:(7)

1 year	3 years	5 years	10 years
$1,049	$1,887	$2,724	$5,077

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$510	$1,528	$2,545	$5,077

(7)	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract (2.05%) as of December 31, 2006. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period#	$13.826	$13.185	$12.254	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.940	$13.826	$13.185	$12.254	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period#	$13.541	$12.645	$11.873	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.109	$13.541	$12.645	$11.873	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period#	$20.060	$17.735	$13.115	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$28.323	$20.060	$17.735	$13.115	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	—	—	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period#	$16.603	$14.352	$11.732	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.624	$16.603	$14.352	$11.732	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period†††	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667	$71.618	$59.320	$—	$—
Accumulation unit value at end of period	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667	$71.618	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period††††	$35.210	$32.380	$28.931	$19.771	$28.342	$28.107	$—	$—	$—	$—
Accumulation unit value at end of period	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	1	1	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period†††	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873	$45.520	$—	$—
Accumulation unit value at end of period	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034	$7.834	$7.260	$—	$—
Accumulation unit value at end of period	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034	$7.834	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	1	1	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914	$5.898	$6.700	$—	$—
Accumulation unit value at end of period	$11.799	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914	$5.898	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	2	4	8	1	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period††††	$16.200	$12.789	$10.339	$7.309	$8.350	$9.829	$—	$—	$—	$—
Accumulation unit value at end of period	$21.255	$16.200	$12.789	$10.339	$7.309	$8.350	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Growth Subaccount
Accumulation unit value at beginning of period#	$15.418	$14.294	$12.639	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.437	$15.418	$14.294	$12.639	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379	$39.967	$33.680	$—	$—
Accumulation unit value at end of period	$27.763	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379	$39.967	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period#	$15.931	$15.966	$13.646	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.501	$15.931	$15.966	$13.646	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period†††	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394	$6.570	$—	$—
Accumulation unit value at end of period	$9.003	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	3	—	—	—	6	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period†††	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914	$22.910	$—	$—
Accumulation unit value at end of period	$22.502	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	9	13	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period###	$11.162	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.558	$11.162	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period†††	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207	$14.280	$—	$—
Accumulation unit value at end of period	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	2	3	2	3	—	—	—	—

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000		1999†††	1998	1997
DWS Large Cap Value Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817		$1.580	$1.777	$1.505	$1.166
Accumulation unit value at end of period	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832		$1.817	$1.580	$1.777	$1.505
Number of accumulation units outstanding at end of period (000’s omitted)	29	20	22	22	22	28		22	57	94	59
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period††	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252		$1.151	$1.187	$1.111	$1.029
Accumulation unit value at end of period	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311		$1.252	$1.151	$1.187	$1.111
Number of accumulation units outstanding at end of period (000’s omitted)	0	69	69	69	26	11		24	24	19	13
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002		$1.823	$1.828	$1.725	$1.599
Accumulation unit value at end of period	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130		$2.002	$1.823	$1.828	$1.725
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	42	59	112	177		166	145	146	149
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period	$8.252	$8.023	$7.208	$5.842	$5.918	$5.825		$6.442	$6.369	$6.341	$5.738
Accumulation unit value at end of period	$9.026	$8.252	$8.023	$7.208	$5.842	$5.918		$5.825	$6.442	$6.369	$6.341
Number of accumulation units outstanding at end of period (000’s omitted)	64	73	90	96	93	105		3	1	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period**	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132		$2.708	$1.877	$1.723	$1.590
Accumulation unit value at end of period	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595		$2.132	$2.708	$1.877	$1.723
Number of accumulation units outstanding at end of period (000’s omitted)	7	9	11	18	22	50		84	170	212	376
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718		$2.588	$2.493	$2.394	$2.297
Accumulation unit value at end of period	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792		$2.718	$2.588	$2.493	$2.394
Number of accumulation units outstanding at end of period (000’s omitted)	80	85	101	158	219	196		3,168	333	309	633
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$2.202	$2.077	$1.890	$1.436	$2.180	$3.092		$3.498	$2.625	$2.240	$1.686
Accumulation unit value at end of period	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180		$3.092	$3.498	$2.625	$2.240
Number of accumulation units outstanding at end of period (000’s omitted)	12	12	40	55	52	71		90	127	166	195
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period††††	$0.892	$0.868	$0.861	$0.593	$0.929	$1.376	$		$—	$—	$—
Accumulation unit value at end of period	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929		$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—		—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period	$8.086	$7.830	$7.406	$6.342	$7.552	$8.122		$8.425	$7.411	$6.501	$5.473
Accumulation unit value at end of period	$8.827	$8.086	$7.830	$7.406	$6.342	$7.552		$8.122	$8.425	$7.411	$6.501
Number of accumulation units outstanding at end of period (000’s omitted)	291	312	372	416	432	545		586	656	772	864

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period††	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124	$1.091	$1.072	$1.220	$1.012
Accumulation unit value at end of period	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124	$1.091	$1.072	$1.220
Number of accumulation units outstanding at end of period (000’s omitted)	60	55	58	45	22	60	4	6	4	3
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944	$25.172	$22.885	$20.090	$16.818
Accumulation unit value at end of period	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944	$25.172	$22.885	$20.090
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	1
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597	$32.012	$26.021	$20.220	$16.450
Accumulation unit value at end of period	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597	$32.012	$26.021	$20.220
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	3	3	4	4	6	5	1	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096	$30.830	$29.285	$26.497	$20.891
Accumulation unit value at end of period	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096	$30.830	$29.285	$26.497
Number of accumulation units outstanding at end of period (000’s omitted)	2	0	0	—	1	1	1	1	2	2
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649	$71.079	$52.235	$37.821	$30.933
Accumulation unit value at end of period	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649	$71.079	$52.235	$37.821
Number of accumulation units outstanding at end of period (000’s omitted)	3	1	1	3	3	5	5	4	3	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365	$176.352	$147.801	$116.327	$88.539
Accumulation unit value at end of period	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365	$176.352	$147.801	$116.327
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	1	1	2	1	2	1	—

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$13.734	$13.411	$12.204	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.927	$13.734	$13.411	$12.204	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	—	—	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$17.481	$16.232	$13.249	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.248	$17.481	$16.232	$13.249	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.927	$11.873	$10.922	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.783	$11.927	$11.873	$10.922	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$10.408	$10.265	$10.020	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.719	$10.408	$10.265	$10.020	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$10.376	$10.343	$10.001	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.519	$10.376	$10.343	$10.001	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period#	$16.699	$14.544	$12.428	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.347	$16.699	$14.544	$12.428	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	1	—	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$14.675	$13.406	$12.022	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.200	$14.675	$13.406	$12.022	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$22.615	$17.925	$14.517	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$28.682	$22.615	$17.925	$14.517	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$14.659	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.765	$14.659	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period†	N/A	$11.641	$9.661	$6.628	$7.384	$8.326	$14.118	$6.255	$8.799	$10.048
Accumulation unit value at end of period	N/A	N/A	$11.641	$9.661	$6.628	$7.384	$8.326	$14.118	$6.255	$8.799
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	2	1	1	1	1	1	1	6

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period†	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565	$12.008	$15.089	$14.211
Accumulation unit value at end of period	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565	$12.008	$15.089
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—	—	—	—	—	7
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period##	$11.532	$11.150	$10.261	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.179	$11.532	$11.150	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period##	$10.966	$10.823	$10.071	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.611	$10.966	$10.823	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period##	$12.395	$11.268	$10.419	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.670	$12.395	$11.268	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period##	$13.301	$11.472	$10.113	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.029	$13.301	$11.472	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period##	$12.585	$11.581	$10.294	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.544	$12.585	$11.581	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	0	—	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period#	$17.079	$15.583	$13.297	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.638	$17.079	$15.583	$13.297	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$16.003	$14.799	$12.347	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$18.513	$16.003	$14.799	$12.347	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	0	—	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period†††	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998	$11.930	$—	$—
Accumulation unit value at end of period	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	1	—	—	4	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378	$24.205	$18.205	$15.059
Accumulation unit value at end of period	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378	$24.205	$18.205
Number of accumulation units outstanding at end of period (000’s omitted)	8	7	9	9	10	11	11	11	6	4
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period†	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283	$26.152	$19.471	$16.021
Accumulation unit value at end of period	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283	$26.152	$19.471
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	5	6	12	16	12	7	11
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period†	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590	$27.149	$20.423	$18.309
Accumulation unit value at end of period	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590	$27.149	$20.423
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	3	6	4	—	—
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period†	$31.049	$29.621	$28.553	$23.259	$31.533	$41.064	$49.181	$30.205	$23.663	$19.565
Accumulation unit value at end of period	$36.339	$31.049	$29.621	$28.553	$23.259	$31.533	$41.064	$49.181	$30.205	$23.663
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	6	8	9	11	12	11	8	9
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$17.043	$15.647	$13.416	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.416	$17.043	$15.647	$13.416	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period#	$16.126	$15.747	$13.469	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.459	$16.126	$15.747	$13.469	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$13.533	$13.034	$12.348	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.428	$13.533	$13.034	$12.348	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$18.855	$16.695	$14.185	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$21.910	$18.855	$16.695	$14.185	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	0	2	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$12.066	$11.947	$11.098	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.049	$12.066	$11.947	$11.098	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$13.725	$13.109	$12.131	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.595	$13.725	$13.109	$12.131	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$17.627	$16.226	$13.751	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.011	$17.627	$16.226	$13.751	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period#	$15.785	$14.236	$12.039	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.051	$15.785	$14.236	$12.039	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period#	$11.811	$11.640	$10.843	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.540	$11.811	$11.640	$10.843	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period	N/A	$5.457	$5.242	$4.245	$6.074	$7.901	$9.858	$7.261	$6.371	$5.303
Accumulation unit value at end of period	N/A	N/A	$5.457	$5.242	$4.245	$6.074	$7.901	$9.858	$7.261	$6.371
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	53	77	91	119	128	153	178	227
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period††	N/A	$1.664	$1.510	$1.149	$1.566	$1.847	$1.941	$1.683	$1.414	$1.138
Accumulation unit value at end of period	N/A	N/A	$1.664	$1.510	$1.149	$1.566	$1.847	$1.941	$1.683	$1.414
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	6	6	6	6	65	33	60	24

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period#	$13.717	$13.120	$12.230	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.768	$13.717	$13.120	$12.230	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	25	18	22	17	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period#	$13.434	$12.583	$11.850	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.956	$13.434	$12.583	$11.850	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	110	138	124	46	—	—	—	—	—	—
AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period#	$19.902	$17.699	$13.089	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$28.017	$19.902	$17.699	$13.089	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	579	433	417	64	—	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period#	$16.472	$14.281	$11.709	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.402	$16.472	$14.281	$11.709	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	168	135	21	7	—	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period†††	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571	$59.320	$—	$—
Accumulation unit value at end of period	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	284	336	387	426	382	371	296	130	—	—
Alger American Mid Cap Growth Subaccount
Accumulation unit value at beginning of period††††	$34.693	$31.999	$28.676	$19.654	$28.259	$28.106	$—	$—	$—	$—
Accumulation unit value at end of period	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	427	509	582	578	281	129	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period†††	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523	$45.520	$—	$—
Accumulation unit value at end of period	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	140	133	129	140	104	103	94	30	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932	$7.260	$—	$—
Accumulation unit value at end of period	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2,909	1,549	2,962	3,131	2,229	729	601	303	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899	$6.700	$—	$—
Accumulation unit value at end of period	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2,370	2,756	3,140	3,025	2,824	2,560	385	85	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period††††	$15.962	$12.638	$10.248	$7.266	$8.326	$9.829	$—	$—	$—	$—
Accumulation unit value at end of period	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	178	125	98	75	49	18	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period#	$15.296	$14.224	$12.614	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.260	$15.296	$14.224	$12.614	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	113	116	103	238	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084	$33.680	$—	$—
Accumulation unit value at end of period	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	110	123	139	167	165	158	128	57	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period#	$15.806	$15.888	$13.619	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.312	$15.806	$15.888	$13.619	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	37	39	42	13	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period†††	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023	$6.485	$6.570	$—	$—
Accumulation unit value at end of period	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023	$6.435	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,313	496	581	671	1,619	1,410	102	22	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period†††	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882	$22.910	$—	$—
Accumulation unit value at end of period	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3,680	4,309	68	78	70	74	65	14	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period###	$11.140	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.496	$11.140	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	530	661	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period†††	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167	$14.280	$—	$—
Accumulation unit value at end of period	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	426	348	381	389	1,565	807	252	104	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563	$1.763	$1.498	$1.164
Accumulation unit value at end of period	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563	$1.763	$1.498
Number of accumulation units outstanding at end of period (000’s omitted)	11,807	13,097	15,096	15,539	16,207	17,339	15,878	21,269	23,159	18,995

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period††	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139	$1.178	$1.105	$1.027
Accumulation unit value at end of period	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139	$1.178	$1.105
Number of accumulation units outstanding at end of period (000’s omitted)	8,272	3,855	4,482	5,362	5,339	4,528	2,488	2,396	2,529	694
DWS Government & Agencies Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769	$1.779	$1.684	$1.566
Accumulation unit value at end of period	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769	$1.779	$1.684
Number of accumulation units outstanding at end of period (000’s omitted)	7,900	9,652	12,133	15,656	20,634	16,356	12,564	15,187	16,997	15,434
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period	$7.692	$7.500	$6.758	$5.494	$5.582	$5.510	$6.112	$6.061	$6.052	$5.493
Accumulation unit value at end of period	$8.388	$7.692	$7.500	$6.758	$5.494	$5.582	$5.510	$6.112	$6.061	$6.052
Number of accumulation units outstanding at end of period (000’s omitted)	5,591	6,306	7,757	8,944	9,725	11,376	12,547	15,887	20,199	22,729
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period**	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645	$1.839	$1.693	$1.567
Accumulation unit value at end of period	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645	$1.839	$1.693
Number of accumulation units outstanding at end of period (000’s omitted)	12,239	14,634	18,847	18,355	20,304	23,213	26,820	32,639	45,058	55,729
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455	$2.372	$2.285	$2.199
Accumulation unit value at end of period	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455	$2.372	$2.285
Number of accumulation units outstanding at end of period (000’s omitted)	9,208	8,947	8,296	9,655	14,534	17,960	16,586	20,014	14,508	11,579
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440	$2.589	$2.216	$1.673
Accumulation unit value at end of period	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440	$2.589	$2.216
Number of accumulation units outstanding at end of period (000’s omitted)	15,220	18,157	22,823	27,064	28,479	32,678	35,343	31,772	38,394	33,789
DW Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period††††	$0.879	$0.858	$0.853	$0.589	$0.926	$1.376	$—	$—	$—	$—
Accumulation unit value at end of period	$0.874	$0.879	$0.858	0.853	$0.589	$0.926	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3,050	4,266	6,511	5,704	2,390	1,466	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period	$7.537	$7.320	$6.944	$5.964	$7.122	$7.683	$7.993	$7.052	$6.205	$5.239
Accumulation unit value at end of period	$8.202	$7.537	$7.320	$6.944	$5.964	$7.122	$7.683	$7.993	$7.052	$6.205
Number of accumulation units outstanding at end of period (000’s omitted)	21,785	25,272	30,500	34,628	38,635	46,322	51,400	60,736	72,971	82,149
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079	$1.063	$1.214	$1.010
Accumulation unit value at end of period	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079	$1.063	$1.214
Number of accumulation units outstanding at end of period (000’s omitted)	17,881	18,932	20,321	18,263	19,615	14,365	9,542	11,756	12,832	10,593
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899	$22.705	$19.991	$16.784
Accumulation unit value at end of period	$26.577	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899	$22.705	$19.991
Number of accumulation units outstanding at end of period (000’s omitted)	279	337	434	378	260	278	277	284	210	134
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190	$31.666	$25.816	$20.120	$16.418
Accumulation unit value at end of period	$41.644	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190	$31.666	$25.816	$20.120
Number of accumulation units outstanding at end of period (000’s omitted)	2,326	2,424	2,357	2,172	2,123	2,208	2,324	2,175	1,701	1,109
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641	$30.497	$29.054	$26.366	$20.849
Accumulation unit value at end of period	$44.101	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641	$30.497	$29.054	$26.366
Number of accumulation units outstanding at end of period (000’s omitted)	1,167	1,212	1,500	1,617	1,447	1,357	1,122	1,258	1,245	777
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$48.434	$46.373	$45.443	$34.651	$50.221	$61.783	$70.305	$51.818	$37.631	$30.872
Accumulation unit value at end of period	$51.090	$48.434	$46.373	$45.443	$34.651	$50.221	$61.783	$70.305	$51.818	$37.631
Number of accumulation units outstanding at end of period (000’s omitted)	735	875	1,106	1,247	1,355	1,446	1,322	1,132	576	275
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$148.980	$143.967	$131.848	$104.012	$135.516	$156.190	$174.446	$146.637	$115.754	$88.364
Accumulation unit value at end of period	$170.206	$148.980	$143.967	$131.848	$104.012	$135.516	$156.190	$174.446	$146.637	$115.754
Number of accumulation units outstanding at end of period (000’s omitted)	628	640	757	757	826	944	858	833	638	295

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$13.626	$13.345	$12.179	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.755	$13.626	$13.345	$12.179	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	625	618	567	182	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$17.344	$16.152	$13.223	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.029	$17.344	$16.152	$13.223	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	231	215	144	23	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.833	$11.814	$10.901	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.645	$11.833	$11.814	$10.901	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	387	334	185	65	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$10.326	$10.214	$10.000	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.603	$10.326	$10.214	$10.000	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	137	135	951	860	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$10.294	$10.291	$9.981	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.406	$10.294	$10.291	$9.981	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,289	201	803	775	—	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period	$16.568	$14.472	$12.404	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.127	$16.568	$14.472	$12.404	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,065	814	392	86	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$14.559	$13.340	$11.998	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.014	$14.559	$13.340	$11.998	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	325	230	147	50	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$22.437	$17.836	$14.488	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$28.372	$22.437	$17.836	$14.488	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	307	272	168	65	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$14.655	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.702	$14.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	553	598	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period†	N/A	$11.324	$9.425	$6.486	$7.247	$8.196	$13.939	$6.194	$8.739	$10.009
Accumulation unit value at end of period	N/A	N/A	$11.324	$9.425	$6.486	$7.247	$8.196	$13.939	$6.194	$8.739
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	603	672	699	597	781	742	587	598

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Subaccount)
Accumulation unit value at beginning of period†	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379	$11.879	$14.971	$14.154
Accumulation unit value at end of period	$30.450	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379	$11.879	$14.971
Number of accumulation units outstanding at end of period (000’s omitted)	442	436	244	198	216	229	316	290	302	347
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period##	$11.462	$11.116	$10.250	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.061	$11.462	$11.116	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	3	2	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period##	$10.900	$10.790	$10.060	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.498	$10.900	$10.790	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	147	109	991	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period##	$12.320	$11.234	$10.407	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.548	$12.320	$11.234	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	54	32	3	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period##	$13.221	$11.437	$10.102	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.894	$13.221	$11.437	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	303	211	1	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period##	$12.509	$11.545	$10.283	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.414	$12.509	$11.545	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	115	109	371	—	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period#	$16.945	$15.506	$13.270	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.414	$16.945	$15.506	$13.270	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,326	463	1,494	1,068	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$15.877	$14.726	$12.323	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$18.313	$15.877	$14.726	$12.323	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	569	659	612	64	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period†††	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965	$11.930	$—	$—
Accumulation unit value at end of period	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	405	478	495	485	553	573	98	13	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993	$23.969	$18.081	$15.001
Accumulation unit value at end of period	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993	$23.969	$18.081
Number of accumulation units outstanding at end of period (000’s omitted)	2,625	3,025	3,566	4,340	4,969	5,232	5,232	4,206	1,855	661
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period†	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810	$25.897	$19.338	$15.960
Accumulation unit value at end of period	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810	$25.897	$19.338
Number of accumulation units outstanding at end of period (000’s omitted)	1,648	1,960	2,502	3,375	3,591	4,179	4,472	3,541	1,931	1,357
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period†	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822	$26.884	$20.284	$18.238
Accumulation unit value at end of period	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822	$26.884	$20.284
Number of accumulation units outstanding at end of period (000’s omitted)	1,567	1,858	2,191	2,527	3,066	3,103	3,287	2,360	985	893
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period†	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558	$29.911	$23.502	$19.490
Accumulation unit value at end of period	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558	$29.911	$23.502
Number of accumulation units outstanding at end of period (000’s omitted)	2,248	2,739	3,514	4,444	5,338	6,176	6,796	6,003	4,883	3,418
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$16.908	$15.570	$13.390	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.206	$16.908	$15.570	$13.390	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	456	161	114	24	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period#	$15.999	$15.669	$13.443	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.248	$15.999	$15.669	$13.443	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	262	50	66	43	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$13.426	$12.969	$12.323	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.272	$13.426	$12.969	$12.323	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	237	250	231	84	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$18.706	$16.613	$14.157	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$21.673	$18.706	$16.613	$14.157	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,464	1,341	1,148	373	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$11.971	$11.888	$11.076	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.908	$11.971	$11.888	$11.076	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	154	135	124	46	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$13.617	$13.045	$12.107	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.427	$13.617	$13.045	$12.107	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	890	196	145	73	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$17.488	$16.146	$13.724	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.795	$17.488	$16.146	$13.724	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	452	320	381	178	—	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period#	$15.660	$14.165	$12.015	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.877	$15.660	$14.165	$12.015	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	50	51	53	17	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period#	$11.718	$11.583	$10.821	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.405	$11.718	$11.583	$10.821	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	393	320	622	51	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period	N/A	$5.127	$4.940	$4.012	$5.758	$7.512	$9.401	$6.945	$6.112	$5.102
Accumulation unit value at end of period	N/A	N/A	$5.127	$4.940	$4.012	$5.758	$7.512	$9.401	$6.945	$6.112
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	19,432	22,665	25,792	31,006	35,646	40,027	50,548	54,987
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period††	N/A	$1.622	$1.476	$1.127	$1.540	$1.822	$1.920	$1.669	$1.407	$1.136
Accumulation unit value at end of period	N/A	N/A	$1.622	$1.476	$1.127	$1.540	$1.822	$1.920	$1.669	$1.407
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	5,082	5,390	5,711	6,394	6,304	6,861	7,994	4,889

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period#	$13.826	$13.185	$12.254	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.940	$13.826	$13.185	$12.254	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	—	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period#	$13.541	$12.645	$11.873	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.109	$13.541	$12.645	$11.873	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	7	7	6	—	—	—	—	—	—
AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period#	$20.060	$17.735	$13.115	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$28.323	$20.060	$17.735	$13.115	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	7	7	11	6	—	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period#	$16.603	$14.352	$11.732	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.624	$16.603	$14.352	$11.732	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	—	—	—	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period†††	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667	$70.710	$59.320	$—	$—
Accumulation unit value at end of period	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667	$70.710	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	6	6	6	1	1	2	1	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period††††	$35.210	$32.380	$28.931	$19.771	$28.342	$28.107	$—	$—	$—	$—
Accumulation unit value at end of period	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	3	5	10	1	1	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period†††	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873	$45.520	$—	$—
Accumulation unit value at end of period	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	1	1	1	1	1	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034	$7.947	$7.260	$—	$—
Accumulation unit value at end of period	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034	$7.947	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	4	8	2	2	13	13	14	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914	$5.911	$6.700	$—	$—
Accumulation unit value at end of period	$11.799	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914	$5.911	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	12	22	23	26	19	1	1	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period††††	$16.200	$12.789	$10.339	$7.309	$8.350	$9.829	$—	$—	$—	$—
Accumulation unit value at end of period	$21.255	$16.200	$12.789	$10.339	$7.309	$8.350	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	9	3	2	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††		1998	1997
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period#	$15.418	$14.294	$12.639	$10.000	$—	$—	$—	$—		$—	$—
Accumulation unit value at end of period	$16.437	$15.418	$14.294	$12.639	$—	$—	$—	$—		$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	—	—	—	—	—		—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379	$40.163	$33.680		$—	$—
Accumulation unit value at end of period	$27.763	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379	$40.163		$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	1	1	1	––		—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period#	$15.931	$15.966	$13.646	$10.000	$—	$—	$—	$—		$—	$—
Accumulation unit value at end of period	$17.501	$15.931	$15.966	$13.646	$—	$—	$—	$—		$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	1	—	—	—	—		—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period†††	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394	$6.570		$—	$—
Accumulation unit value at end of period	$9.003	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394		$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	12	1	3	3	2	4	6	*	***	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period†††	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914	$22.910		$—	$—
Accumulation unit value at end of period	$22.502	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914		$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	74	84	4	5	4	6	5	*	***	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period###	$11.162	$10.000	N/A	N/A	N/A	N/A	N/A	N/A		N/A	N/A
Accumulation unit value at end of period	12.558	$11.162	N/A	N/A	N/A	N/A	N/A	N/A		N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	N/A	N/A	N/A	N/A	N/A	N/A		N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period†††	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207	$14.280		$—	$—
Accumulation unit value at end of period	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207		$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	4	2	5	1	1	1	*	***	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817	$1.580	$1.777		$1.505	$1.166
Accumulation unit value at end of period	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817	$1.580		$1.777	$1.505
Number of accumulation units outstanding at end of period (000’s omitted)	97	108	91	44	49	99	87	110		80	95

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period††	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252	$1.151	$1.187	$1.111	$1.029
Accumulation unit value at end of period	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252	$1.151	$1.187	$1.111
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	95	138	365	421	177	227	750	303
DWS Government & Agency Securities Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002	$1.823	$1.828	$1.725	$1.599
Accumulation unit value at end of period	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002	$1.823	$1.828	$1.725
Number of accumulation units outstanding at end of period (000’s omitted)	90	222	352	445	784	885	728	779	1,073	908
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period	$7.901	$7.681	$6.901	$5.593	$5.666	$5.577	$6.168	$6.098	$6.071	$5.494
Accumulation unit value at end of period	$8.642	$7.901	$7.681	$6.901	$5.593	$5.666	$5.577	$6.168	$6.098	$6.071
Number of accumulation units outstanding at end of period (000’s omitted)	261	324	445	514	566	615	789	1,138	1,480	2,096
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period**	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132	$2.708	$1.877	$1.723	$1.590
Accumulation unit value at end of period	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132	$2.708	$1.877	$1.723
Number of accumulation units outstanding at end of period (000’s omitted)	163	164	229	238	236	286	418	457	744	1,006
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718	$2.588	$2.493	$2.394	$2.297
Accumulation unit value at end of period	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718	$2.588	$2.493	$2.394
Number of accumulation units outstanding at end of period (000’s omitted)	809	884	1,143	1,401	2,306	2,590	2,958	3,501	3,812	4,338
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$2.202	$2.077	$1.890	$1.436	$2.180	$3.092	$3.498	$2.625	$2.240	$1.686
Accumulation unit value at end of period	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180	$3.092	$3.498	$2.625	$2.240
Number of accumulation units outstanding at end of period (000’s omitted)	104	143	247	273	274	349	416	396	494	657
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period††††	$0.892	$0.868	$0.861	$0.593	$0.929	$1.376	$—	$—	$—	$—
Accumulation unit value at end of period	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	42	42	42	80	3	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period	$7.487	$7.250	$6.857	$5.872	$6.992	$7.520	$7.800	$6.862	$6.019	$5.068
Accumulation unit value at end of period	$8.172	$7.487	$7.250	$6.857	$5.872	$6.992	$7.520	$7.800	$6.862	$6.019
Number of accumulation units outstanding at end of period (000’s omitted)	842	950	1,182	1,348	1,604	1,961	2,366	2,817	3,348	4,277
DWS Dreman Small MidCap Value VIP DWS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period††	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124	$1.091	$1.072	$1.220	$1.012
Accumulation unit value at end of period	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124	$1.091	$1.072	$1.220
Number of accumulation units outstanding at end of period (000’s omitted)	233	334	462	257	187	207	40	66	94	58

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944	$25.172	$22.885	$20.090	$16.818
Accumulation unit value at end of period	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944	$25.172	$22.885	$20.090
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	7	6	2	3	8	9	6	6
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597	$32.012	$26.021	$20.220	$16.450
Accumulation unit value at end of period	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597	$32.012	$26.021	$20.220
Number of accumulation units outstanding at end of period (000’s omitted)	21	19	16	11	10	10	1	12	5	3
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096	$30.830	$29.285	$26.497	$20.891
Accumulation unit value at end of period	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096	$30.830	$29.285	$26.497
Number of accumulation units outstanding at end of period (000’s omitted)	6	5	7	7	6	5	4	8	8	5
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649	$71.079	$52.235	$37.821	$30.933
Accumulation unit value at end of period	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649	$71.079	$52.235	$37.821
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	5	7	9	12	19	17	2	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365	$176.352	$147.801	$116.327	$88.539
Accumulation unit value at end of period	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365	$176.352	$147.801	$116.327
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	5	7	7	11	12	14	11	13
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$13.734	$13.411	$12.204	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.927	$13.734	$13.411	$12.204	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	9	6	5	1	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$17.481	$16.232	$13.249	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.248	$17.481	$16.232	$13.249	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	7	4	2	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.927	$11.873	$10.922	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.783	$11.927	$11.873	$10.922	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	0	2	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$10.408	$10.265	$10.020	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.719	$10.408	$10.265	$10.020	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	0	1	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$10.376	$10.343	$10.001	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.519	$10.376	$10.343	$10.001	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	—	—	—	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period#	$16.699	$14.544	$12.428	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.347	$16.699	$14.544	$12.428	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	14	14	7	—	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$14.675	$13.406	$12.022	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.200	$14.675	$13.406	$12.022	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	7	1	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$22.615	$17.925	$14.517	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$28.682	$22.615	$17.925	$14.517	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	9	11	6	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$14.659	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.765	$14.659	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	6	8	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period†	N/A	$11.641	$9.661	$6.628	$7.384	$8.326	$14.118	$6.255	$8.799	$10.048
Accumulation unit value at end of period	N/A	N/A	$11.641	$9.661	$6.628	$7.384	$8.326	$14.118	$6.255	$8.799
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	7	6	5	1	3	3	2	2
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Subaccount)
Accumulation unit value at beginning of period†	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565	$12.008	$15.089	$14.211
Accumulation unit value at end of period	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565	$12.008	$15.089
Number of accumulation units outstanding at end of period (000’s omitted)	4	12	1	12	1	1	3	4	4	2
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period##	$11.532	$11.150	$10.261	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.179	$11.532	$11.150	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period##	$10.966	$10.823	$10.071	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.611	$10.966	$10.823	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period##	$12.395	$11.268	$10.419	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.670	$12.395	$11.268	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period##	$13.301	$11.472	$10.113	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.029	$13.301	$11.472	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	4	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period##	$12.585	$11.581	$10.294	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.544	$12.585	$11.581	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period#	$17.079	$15.583	$13.297	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.638	$17.079	$15.583	$13.297	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	4	3	—	—	—	—	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$16.003	$14.799	$12.347	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$18.513	$16.003	$14.799	$12.347	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	8	8	5	3	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period†††	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998	$11.930	$—	$—
Accumulation unit value at end of period	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	3	3	1	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378	$24.205	$18.205	$15.059
Accumulation unit value at end of period	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378	$24.205	$18.205
Number of accumulation units outstanding at end of period (000’s omitted)	16	17	21	32	41	38	42	52	24	13

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period†	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283	$26.152	$19.471	$16.021
Accumulation unit value at end of period	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283	$26.152	$19.471
Number of accumulation units outstanding at end of period (000’s omitted)	4	6	12	23	30	40	54	46	16	7
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period†	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590	$27.149	$20.423	$18.309
Accumulation unit value at end of period	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590	$27.149	$20.423
Number of accumulation units outstanding at end of period (000’s omitted)	13	7	11	12	14	20	23	17	2	6
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period†	$31.049	$29.621	$28.554	$23.259	$31.533	$41.064	$49.181	$30.205	$23.633	$19.565
Accumulation unit value at end of period	$36.339	$31.049	$29.621	$28.554	$23.259	$31.533	$41.064	$49.181	$30.205	$23.663
Number of accumulation units outstanding at end of period (000’s omitted)	4	5	12	14	20	31	34	36	24	17
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$17.043	$15.647	$12.347	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.416	$17.043	$15.647	$12.347	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	3	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period#	$16.126	$15.747	$13.469	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.459	$16.126	$15.747	$13.469	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	1	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$13.533	$13.034	$12.348	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.428	$13.533	$13.034	$12.348	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	2	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$18.855	$16.695	$14.185	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$21.910	$18.855	$16.695	$14.185	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	1	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$12.066	$11.947	$11.098	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.049	$12.066	$11.947	$11.098	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	1	1	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$13.725	$13.109	$12.131	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.595	$13.725	$13.109	$12.131	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	0	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$17.627	$16.226	$13.751	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.011	$17.627	$16.226	$13.751	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	0	0	—	—	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period#	$15.785	$14.236	$12.039	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.051	$15.785	$14.236	$12.039	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period#	$11.811	$11.640	$10.843	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.540	$11.811	$11.640	$10.843	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	8	0	—	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period	N/A	$5.438	$5.224	$4.231	$6.053	$7.873	$9.824	$7.236	$6.350	$5.285
Accumulation unit value at end of period	N/A	N/A	$5.438	$5.224	$4.231	$6.053	$7.873	$9.824	$7.236	$6.350
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	374	433	498	630	762	823	1,063	1,162
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period††	N/A	$1.664	$1.510	$1.149	$1.566	$1.847	$1.941	$1.683	$1.414	$1.138
Accumulation unit value at end of period	N/A	N/A	$1.664	$1.510	$1.149	$1.566	$1.847	$1.941	$1.683	$1.414
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	11	11	11	11	41	33	173	119

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period#	$13.717	$13.120	$12.230	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.768	$13.717	$13.120	$12.230	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	17	15	20	12	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period#	$13.434	$12.583	$11.850	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.956	$13.434	$12.583	$11.850	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	9	10	15	13	—	—	—	—	—	—
AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate Subaccount )
Accumulation unit value at beginning of period#	$19.902	$17.676	$13.089	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$28.017	$19.902	$17.676	$13.089	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	41	21	22	9	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period#	$16.472	$14.281	$11.709	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.402	$16.472	$14.281	$11.709	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	22	25	12	6	—	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period†††	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571	$59.320	$—	$—
Accumulation unit value at end of period	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	21	25	37	49	38	45	46	23	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period††††	$34.693	$31.999	$28.676	$19.654	$28.259	$28.106	$—	$—	$—	$—
Accumulation unit value at end of period	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	24	39	122	51	18	20	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period†††	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523	$45.520	$—	$—
Accumulation unit value at end of period	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	8	11	13	18	8	8	11	5	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932	$7.260	$—	$—
Accumulation unit value at end of period	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	164	197	218	222	56	68	83	27	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899	$6.700	$—	$—
Accumulation unit value at end of period	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	141	169	209	187	274	246	4	13	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at Beginning of period††††	$15.962	$12.638	$10.248	$7.266	$8.326	$9.829	$—	$—	$—	$—
Accumulation unit value at end of period	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326	$—	$—	$—	$—
Number of accumulation Units outstanding at end of Period (000’s omitted)	8	4	5	4	3	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period#	$15.296	$14.224	$12.614	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.260	$15.296	$14.224	$12.614	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	10	17	14	4	9	12	13	8	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084	$33.680	$—	$—
Accumulation unit value at end of period	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	6	6	7	9	12	13	8	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period#	$15.806	$15.888	$13.619	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.312	$15.806	$15.888	$13.619	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	5	4	9	12	13	8	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period†††	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023	$6.435	$6.570	$—	$—
Accumulation unit value at end of period	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023	$6.435	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	43	56	46	66	50	64	29	1	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period†††	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882	$22.910	$—	$—
Accumulation unit value at end of period	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	427	494	10	11	10	9	11	4	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period###	$11.140	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.496	$11.140	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	50	65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period†††	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167	$14.280	$—	$—
Accumulation unit value at end of period	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	44	33	37	34	76	47	37	34	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563	$1.763	$1.498	$1.164
Accumulation unit value at end of period	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563	$1.763	$1.498
Number of accumulation units outstanding at end of period (000’s omitted)	946	1,143	1,570	1,817	2,137	2,682	2,658	3,541	3,847	9,619
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period††	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139	$1.178	$1.105	$1.027
Accumulation unit value at end of period	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139	$1.178	$1.105
Number of accumulation units outstanding at end of period (000’s omitted)	505	699	1,117	1,426	1,441	1,531	276	968	1,033	338
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769	$1.779	$1.684	$1.566
Accumulation unit value at end of period	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769	$1.779	$1.684
Number of accumulation units outstanding at end of period (000’s omitted)	1,666	2,320	3,323	4,449	5,601	6,621	6,582	7,529	10,270	11,033
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period	$7.493	$7.306	$6.584	$5.352	$5.438	$5.368	$5.954	$5.904	$5.896	$5.351
Accumulation unit value at end of period	$8.171	$7.493	$7.306	$6.584	$5.352	$5.438	$5.368	$5.954	$5.904	$5.896
Number of accumulation units outstanding at end of period (000’s omitted)	1,437	1,702	2,167	2,681	3,511	4,583	5,398	4,245	6,036	8,934
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period**	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645	$1.839	$1.693	$1.567
Accumulation unit value at end of period	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645	$1.839	$1.693
Number of accumulation units outstanding at end of period (000’s omitted)	1,440	1,692	1,864	2,073	2,568	3,058	3,946	5,066	7,278	9,543

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455	$2.372	$2.285	$2.199
Accumulation unit value at end of period	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455	$2.372	$2.285
Number of accumulation units outstanding at end of period (000’s omitted)	1,525	1,675	1,564	2,885	3,816	4,753	4,678	13,610	11,095	4,637
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440	$2.589	$2.216	$1.673
Accumulation unit value at end of period	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440	$2.589	$2.216
Number of accumulation units outstanding at end of period (000’s omitted)	833	992	1,424	1,767	2,169	2,985	4,126	3,242	4,843	4,509
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period††††	$0.879	$0.858	$0.853	$0.589	$0.926	$1.376	$—	$—	$—	$—
Accumulation unit value at end of period	$0.874	$0.879	$0.858	$0.853	$0.589	$0.926	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	73	113	252	672	215	58	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period	$7.022	$6.820	$6.470	$5.557	$6.636	$7.159	$7.447	$6.571	$5.781	$4.882
Accumulation unit value at end of period	$7.642	$7.022	$6.820	$6.470	$5.557	$6.636	$7.159	$7.447	$6.571	$5.781
Number of accumulation units outstanding at end of period (000’s omitted)	2,644	3,208	3,983	4,490	5,344	6,562	7,621	9,110	11,360	13,699
DWS Dreman Small MidCap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period††	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079	$1.063	$1.214	$1.010
Accumulation unit value at end of period	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079	$1.063	$1.214
Number of accumulation units outstanding at end of period (000’s omitted)	844	1,008	1,327	1,413	4,282	3,910	1,206	1,319	1,756	1,519
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899	$22.705	$19.991	$16.784
Accumulation unit value at end of period	$26.577	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899	$22.705	$19.991
Number of accumulation units outstanding at end of period (000’s omitted)	21	35	42	38	28	42	46	44	40	56
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190	$31.666	$25.816	$20.120	$16.418
Accumulation unit value at end of period	$41.644	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190	$31.666	$25.816	$20.120
Number of accumulation units outstanding at end of period (000’s omitted)	188	208	220	227	202	240	284	284	211	125
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641	$30.497	$29.054	$26.366	$20.849
Accumulation unit value at end of period	$44.101	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641	$30.497	$29.054	$26.366
Number of accumulation units outstanding at end of period (000’s omitted)	145	157	176	189	172	209	198	216	223	120

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003		2002	2001	2000	1999†††	1998	1997
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$48.434	$46.373	$45.443	$34.651		$50.221	$61.783	$70.305	$51.818	$37.631	$30.872
Accumulation unit value at end of period	$51.090	$48.434	$46.373	$45.443		$34.651	$50.221	$61.783	$70.305	$51.818	$37.631
Number of accumulation units outstanding at end of period (000’s omitted)	35	51	70	84		88	119	149	145	73	39
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$148.980	$143.967	$131.848	$104.012		$135.516	$156.190	$174.446	$146.637	$115.754	$88.364
Accumulation unit value at end of period	$170.206	$148.980	$143.967	$131.848		$104.012	$135.516	$156.190	$174.446	$146.637	$115.754
Number of accumulation units outstanding at end of period (000’s omitted)	81	84	84	84		93	126	125	127	99	46
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$13.626	$13.345	$12.179	$10.000		$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.755	$13.626	$13.345	$12.179		$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	55	51	49	11		—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$17.344	$16.152	$13.223	$10.000		$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.029	$17.344	$16.152	$13.223		$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	26	26	12		***	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.833	$11.814	$10.901	$10.000		$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.645	$11.833	$11.814	$10.901		$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	58	62	46	28		—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$10.326	$10.214	$10.000	$10.000		$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.603	$10.326	$10.214	$10.000		$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	11	13	9	14		—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$10.294	$10.291	$9.981	$10.000		$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.406	$10.294	$10.291	$9.981		$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	13	26	15	15		—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period#	$16.568	$14.472	$12.404	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.127	$16.568	$14.472	$12.404	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	76	74	36	10	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$14.559	$13.340	$11.998	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.014	$14.559	$13.340	$11.998	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	29	22	11	19	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$22.437	$17.836	$14.488	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$28.372	$22.437	$17.836	$14.488	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	40	36	15	5	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$14.655	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.702	$14.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	54	71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period†	N/A	$11.324	$9.425	$6.486	$7.247	$8.196	$13.939	$6.194	$8.739	$10.009
Accumulation unit value at end of period	N/A	N/A	$11.324	$9.425	$6.486	$7.247	$8.196	$13.939	$6.194	$8.739
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	69	93	101	114	155	154	108	130
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Subaccount)
Accumulation unit value at beginning of period†	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379	$11.879	$14.971	$14.154
Accumulation unit value at end of period	$30.450	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379	$11.879	$14.971
Number of accumulation units outstanding at end of period (000’s omitted)	37	54	23	18	24	28	35	33	40	48
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period##	$11.462	$11.116	$10.250	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.061	$11.462	$11.116	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount )
Accumulation unit value at beginning of period##	$10.900	$10.790	$10.060	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.498	$10.900	$10.790	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period##	$12.320	$11.234	$10.407	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.548	$12.320	$11.234	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period##	$13.221	$11.437	$10.102	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.894	$13.221	$11.437	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	16	45	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period##	$12.509	$11.545	$10.283	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.414	$12.509	$11.545	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	4	2	—	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period#	$16.945	$15.506	$13.270	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.414	$16.945	$15.506	$13.270	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	23	20	19	9	—	—	—	—	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$15.877	$14.726	$12.323	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$18.313	$15.877	$14.726	$12.323	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	57	88	65	23	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period†††	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965	$11.930	$—	$—
Accumulation unit value at end of period	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	19	30	36	28	30	29	13	4	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993	$23.969	$18.081	$15.001
Accumulation unit value at end of period	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993	$23.969	$18.081
Number of accumulation units outstanding at end of period (000’s omitted)	215	263	317	383	488	617	621	535	334	105
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period†	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810	$25.897	$19.338	$15.960
Accumulation unit value at end of period	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810	$25.897	$19.338
Number of accumulation units outstanding at end of period (000’s omitted)	120	187	243	306	366	543	677	591	243	157

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period†	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822	$26.884	$20.284	$18.238
Accumulation unit value at end of period	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822	$26.884	$20.284
Number of accumulation units outstanding at end of period (000’s omitted)	90	106	130	154	207	255	334	267	105	85
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period†	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558	$29.911	$23.502	$19.490
Accumulation unit value at end of period	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558	$29.911	$23.502
Number of accumulation units outstanding at end of period (000’s omitted)	134	169	245	349	473	610	749	726	630	445
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$16.908	$15.570	$13.390	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.206	$16.908	$15.570	$13.390	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	39	34	25	2	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period#	$15.999	$15.669	$13.443	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.248	$15.999	$15.669	$13.443	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	19	19	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$13.426	$12.969	$12.323	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.272	$13.426	$12.969	$12.323	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	14	23	35	12	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$18.706	$16.613	$14.157	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$21.673	$18.706	$16.613	$14.157	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	139	161	149	84	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$11.971	$11.888	$11.076	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.908	$11.971	$11.888	$11.076	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	9	9	16	5	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$13.617	$13.045	$12.107	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.427	$13.617	$13.045	$12.107	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	24	25	27	7	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001	2000	1999†††	1998	1997
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$17.488	$16.146	$13.724	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.795	$17.488	$16.146	$13.724	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	19	17	19	10	—	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period#	$15.660	$14.165	$12.015	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.877	$15.660	$14.165	$12.015	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	8	10	—	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period#	$11.718	$11.583	$10.821	$10.000	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.405	$11.718	$11.583	$10.821	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	47	45	26	19	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period	N/A	$5.120	$4.933	$4.007	$5.750	$7.501	$9.387	$6.935	$6.103	$5.095
Accumulation unit value at end of period	N/A	N/A	$5.120	$4.933	$4.007	$5.750	$7.501	$9.387	$6.935	$6.103
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	2,234	2,575	3,297	4,232	5,596	6,263	9,612	11,574
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period††	N/A	$1.622	$1.476	$1.127	$1.540	$1.822	$1.920	$1.669	$1.407	$1.136
Accumulation unit value at end of period	N/A	N/A	$1.622	$1.476	$1.127	$1.540	$1.822	$1.920	$1.669	$1.407
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	600	775	1,045	1,453	1,563	1,727	2,094	824

*	The DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount) commenced operations on November 6, 1989.

**	The DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount) commenced operations on January 6, 1992.

***	The DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount) commenced operations on May 2, 1994.

†	The Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Janus Aspen Worldwide Growth, and Janus Aspen Balanced Subaccounts and the ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust) and the ING VP Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.

††

The DWS Core Fixed Income VIP (formerly Scudder Fixed Income), DWS Large Cap Value VIP (formerly Scudder Large Cap Value), DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP), SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Asset Manager, Fidelity VIP Index 500 and Fidelity VIP Contrafund® Subaccounts were available under the Contracts on May 1, 1996.

†††	The DWS Bond VIP Portfolio, (formerly Scudder Bond), DWS Capital Growth VIP, (formerly Scudder Capital Growth), DWS International VIP (formerly Scudder International), Dreyfus Socially Responsible Growth Fund, JPMorgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.

††††	DWS Technology VIP (formerly Scudder Technology Growth), Alger American MidCap Growth and Credit Suisse Trust-Emerging Markets Subaccounts were available under the Contracts on January 8, 2001.

#

AIM V.I Financial Services, AIM V. I. Global Health Care (formerly AIM V.I. Health Sciences), AIM V.I. Real Estate, AIM V.I. Utilities, Dreyfus IP MidCap Stock, Dreyfus VIF Small Company Stock, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities,

Mutual Shares Securities, Templeton Developing Markets Securities, JPMorgan International Equity, JPMorgan Mid Cap Value, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap Oppenheimer MidCap (formerly Oppenheimer Aggressive Growth) and Oppenheimer Strategic Bond were available under the Contracts on May 1, 2003.

##	JPMorgan Insurance Trust Equity Index Portfolio 1 (formerly JPMorgan Investment Trust Equity Index Portfolio), JPMorgan Insurance Trust Diversified Equity Portfolio 1 (formerly JPMorgan Investment Trust Diversified Equity Portfolio), JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Growth Portfolio 1), JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1, (formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio) and JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Value Portfolio) were available under the Contracts on May 3, 2004.

###	ING JPMorgan Emerging Markets Equity Subaccount was available under the Contracts on December 5, 2005 and DWS Growth & Income VIP Subaccount was available under the Contracts on May 2, 2005.

The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

Additional Contract Options Elected (Total 0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Tax Qualified

Subaccount	2006	2005	2004	2003	2002	2001*
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.449	$12.959	$12.169	$10.000	$—	$—
Accumulation unit value at end of period	$15.347	$13.449	$12.959	$12.169	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.172	$12.429	$11.792	$10.000	$—	$—
Accumulation unit value at end of period	$13.584	$13.172	$12.429	$11.792	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$19.514	$17.431	$13.025	$10.000	$—	$—
Accumulation unit value at end of period	$27.270	$19.514	$17.431	$13.025	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.151	$14.106	$11.652	$10.000	$—	$—
Accumulation unit value at end of period	$19.858	$16.151	$14.106	$11.652	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$50.91	$46.373	$44.861	$33.870	$51.584	$45.571
Accumulation unit value at end of period	$52.46	$50.913	$46.373	$44.861	$33.870	$51.584
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$33.620	$31.238	$28.202	$19.473	$28.205	$23.808
Accumulation unit value at end of period	$36.28	$33.620	$31.238	$28.202	$19.473	$28.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.167	$35.941	$31.466	$22.558	$31.205	$26.644
Accumulation unit value at end of period	$48.41	$41.167	$35.941	$31.466	$22.558	$31.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.185	$7.007	$6.329	$4.993	$6.320	$5.752
Accumulation unit value at end of period	$8.24	$7.185	$7.007	$6.329	$4.993	$6.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	**	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001*
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.542	$9.271	$8.275	$6.548	$7.648	$6.715
Accumulation unit value at end of period	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at Beginning of period*	$15.468	$12.338	$10.079	$7.199	$8.307	$6.933
Accumulation unit value at end of period	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307
Number of accumulation Units outstanding at end of Period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.998	$14.050	$12.552	$10.000	$—	$—
Accumulation unit value at end of period	$15.826	$14.998	$14.050	$12.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.396	$24.026	$23.086	$18.697	$26.854	$24.517
Accumulation unit value at end of period	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.498	$15.693	$13.552	$10.000	$—	$—
Accumulation unit value at end of period	$16.850	$15.498	$15.693	$13.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.250	$8.205	$7.946	$7.719	$7.317	$7.386
Accumulation unit value at end of period	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.895	$18.633	$17.609	$14.162	$20.410	$17.767
Accumulation unit value at end of period	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period ####	$11.084	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.343	$11.084	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.828	$12.141	$10.633	$8.494	$10.618	$10.566
Accumulation unit value at end of period	$17.052	$13.822	$12.141	$10.633	$8.494	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.090	$2.099	$1.946	$1.498	$1.798	$1.665
Accumulation unit value at end of period	$2.371	$2.098	$2.099	$1.946	$1.498	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.444	$1.437	$1.403	$1.362	$1.287	$1.299
Accumulation unit value at end of period	$1.470	$1.440	$1.437	$1.403	$1.362	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	17	15
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.224	$2.212	$2.176	$2.171	$2.051	$2.065
Accumulation unit value at end of period	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	8	7
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.454	$7.322	$6.647	$5.443	$5.571	$5.297
Accumulation unit value at end of period	$8.069	$7.454	$7.322	$6.647	$5.443	$5.571
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001*
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.168	$1.932	$1.667	$1.311	$1.546	$1.423
Accumulation unit value at end of period	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.567	$2.548	$2.577	$2.611	$2.628	$2.629
Accumulation unit value at end of period	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.062	$1.965	$1.806	$1.386	$2.127	$1.684
Accumulation unit value at end of period	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period*	$0.852	$0.838	$0.839	$0.584	$0.924	$0.713
Accumulation unit value at end of period	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.304	$7.146	$6.829	$5.909	$7.109	$6.714
Accumulation unit value at end of period	$7.890	$7.304	$7.146	$6.829	$5.909	$7.109
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	3	3
DWS Dreman Small MidCap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.072	$1.918	$1.553	$1.116	$1.285	$1.093
Accumulation unit value at end of period	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at Beginning of period*	$24.311	$23.844	$23.072	$19.957	$22.314	$20.696
Accumulation unit value at end of period	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at Beginning of period*	$36.593	$31.932	$28.221	$22.418	$25.237	$23.589
Accumulation unit value at end of period	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at Beginning of period*	$36.018	$34.718	$31.769	$24.875	$30.565	$27.938
Accumulation unit value at end of period	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	**	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$46.937	$45.271	$44.692	$34.330	$50.126	$42.975
Accumulation unit value at end of period	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	**	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$144.374	$140.545	$129.669	$103.050	$135.259	$122.587
Accumulation unit value at end of period	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	**	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.360	$13.182	$12.120	$10.000	$—	$—
Accumulation unit value at end of period	$15.334	$13.360	$13.182	$12.120	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.006	$15.955	$13.158	$10.000	$—	$—
Accumulation unit value at end of period	$19.495	$17.006	$15.955	$13.158	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001*
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.603	$11.670	$10.847	$10.000	$—	$—
Accumulation unit value at end of period	$12.307	$11.603	$11.670	$10.847	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.125	$10.089	$9.951	$10.000	$—	$—
Accumulation unit value at end of period	$10.320	$10.125	$10.089	$9.951	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	**	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.093	$10.165	$9.932	$10.000	$—	$—
Accumulation unit value at end of period	$10.128	$10.093	$10.165	$9.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	**	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.245	$14.295	$12.343	$10.000	$—	$—
Accumulation unit value at end of period	$19.590	$16.245	$14.295	$12.343	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.275	$13.176	$11.939	$10.000	$—	$—
Accumulation unit value at end of period	$16.561	$14.275	$13.176	$11.939	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.000	$17.618	$14.417	$10.000	$—	$—
Accumulation unit value at end of period	$27.616	$22.000	$17.618	$14.417	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period #	$14.647	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.546	$14.647	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period	N/A	$7.974	$6.686	$4.635	$5.217	$4.212
Accumulation unit value at end of period ##	N/A	N/A	$7.974	$6.686	$4.635	$5.217
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.556	$17.540	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	$29.293	$24.556	$17.540	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.292	$11.031	$10.221	$—	$—	$—
Accumulation unit value at end of period	$12.772	$11.292	$11.031	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.738	$10.708	$10.032	$—	$—	$—
Accumulation unit value at end of period	$12.222	$10.738	$10.708	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	**	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.137	$11.148	$10.378	$—	$—	$—
Accumulation unit value at end of period	$13.248	$12.137	$11.148	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.024	$11.350	$10.074	$—	$—	$—
Accumulation unit value at end of period	$14.565	$13.024	$11.350	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.323	$11.457	$10.254	$—	$—	$—
Accumulation unit value at end of period	$14.095	$12.323	$11.457	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	**	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001*
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.615	$15.316	$13.205	$10.000	$—	$—
Accumulation unit value at end of period	$19.870	$16.615	$15.316	$13.205	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	**	—	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.568	$14.546	$12.262	$10.000	$—	$—
Accumulation unit value at end of period	$17.825	$15.568	$14.546	$12.262	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	**	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.378	$17.147	$13.761	$10.327	$13.452	$11.137
Accumulation unit value at end of period	$19.585	$17.378	$17.147	$13.761	$10.327	$13.452
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.325	$29.611	$27.846	$24.916	$27.178	$26.038
Accumulation unit value at end of period	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	— 1
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.401	$21.919	$21.403	$16.580	$23.024	$20.098
Accumulation unit value at end of period	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.238	$26.566	$22.454	$16.960	$24.018	$21.043
Accumulation unit value at end of period	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	**	—	—	—
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.183	$28.129	$27.398	$22.550	$30.890	$27.369
Accumulation unit value at end of period	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.579	$15.379	$13.324	$10.000	$—	$—
Accumulation unit value at end of period	$18.694	$16.579	$15.379	$13.324	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.687	$15.477	$13.377	$10.000	$—	$—
Accumulation unit value at end of period	$18.735	$15.687	$15.477	$13.377	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.164	$12.811	$12.263	$10.000	$—	$—
Accumulation unit value at end of period	$13.892	$13.164	$12.811	$12.263	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.342	$16.409	$14.087	$10.000	$—	$—
Accumulation unit value at end of period	$21.095	$18.342	$16.409	$14.087	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.738	$11.742	$11.021	$10.000	$—	$—
Accumulation unit value at end of period	$12.564	$11.738	$11.742	$11.021	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.352	$12.885	$12.048	$10.000	$—	$—
Accumulation unit value at end of period	$15.015	$13.352	$12.885	$12.048	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.147	$15.949	$13.657	$10.000	$—	$—
Accumulation unit value at end of period	$19.267	$17.147	$15.949	$13.657	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	**	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.355	$13.992	$11.956	$10.000	$—	$—
Accumulation unit value at end of period	$15.454	$15.355	$13.992	$11.956	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001*
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.490	$11.441	$10.768	$10.000	$—	$—
Accumulation unit value at end of period	$12.074	$11.490	$11.441	$10.768	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	**	—	—	—
Scudder Growths Subaccount
Accumulation unit value at beginning of period*	N/A	$5.005	$4.858	$3.975	$5.747	$5.211
Accumulation unit value at end of period ###	N/A	N/A	$5.005	$4.858	$3.975	$5.747
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—

Additional Contract Options Elected (Total 0.75%) (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account) Non-Tax Qualified
	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001*
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.449	$12.959	$12.169	$10.000	$—	$—
Accumulation unit value at end of period	$15.347	$13.449	$12.959	$12.169	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.172	$12.429	$11.792	$10.000	$—	$—
Accumulation unit value at end of period	$13.584	$13.172	$12.429	$11.792	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate Subaccount )
Accumulation unit value at beginning of period**	$19.514	$17.431	$13.025	$10.000	$—	$—
Accumulation unit value at end of period	$27.270	$19.514	$17.431	$13.025	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.151	$14.106	$11.652	$10.000	$—	$—
Accumulation unit value at end of period	$19.858	$16.151	$14.106	$11.652	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$50.913	$46.373	$44.861	$33.870	$51.584	$45.571
Accumulation unit value at end of period	$52.462	$50.913	$46.373	$44.861	$33.870	$51.584
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$33.620	$31.238	$28.202	$19.473	$28.205	$23.808
Accumulation unit value at end of period	$36.287	$33.620	$31.238	$28.202	$19.473	$28.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.167	$35.941	$31.466	$22.558	$31.205	$26.644
Accumulation unit value at end of period	$48.418	$41.167	$35.941	$31.466	$22.558	$31.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.185	$7.007	$6.329	$4.993	$6.320	$5.752
Accumulation unit value at end of period	$8.244	$7.185	$7.007	$6.329	$4.993	$6.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.542	$9.271	$8.275	$6.548	$7.648	$6.715
Accumulation unit value at end of period	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at Beginning of period*	$15.468	$12.338	$10.079	$7.199	$8.307	$6.933
Accumulation unit value at end of period	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307
Number of accumulation Units outstanding at end of Period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.998	$14.050	$12.552	$10.000	$—	$—
Accumulation unit value at end of period	$15.826	$14.998	$14.050	$12.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001*
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.396	$24.026	$23.086	$18.697	$26.854	$24.517
Accumulation unit value at end of period	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.498	$15.693	$13.552	$10.000	$—	$—
Accumulation unit value at end of period	$16.850	$15.498	$15.693	$13.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.250	$8.205	$7.946	$7.719	$7.317	$7.386
Accumulation unit value at end of period	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.895	$18.633	$17.609	$14.162	$20.410	$17.767
Accumulation unit value at end of period	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period####	$11.084	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.343	$11.084	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.822	$12.141	$10.633	$8.494	$10.618	$10.566
Accumulation unit value at end of period	$17.055	$13.822	$12.141	$10.633	$8.494	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.098	$2.099	$1.946	$1.498	$1.798	$1.665
Accumulation unit value at end of period	$2.372	$2.098	$2.099	$1.946	$1.498	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.440	$1.437	$1.403	$1.362	$1.287	$1.299
Accumulation unit value at end of period	$1.471	$1.440	$1.437	$1.403	$1.362	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Government & Agency Securities Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.224	$2.212	$2.176	$2.171	$2.051	$2.065
Accumulation unit value at end of period	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.261	$7.132	$6.475	$5.302	$5.427	$5.160
Accumulation unit value at end of period	$7.861	$7.261	$7.132	$6.475	$5.302	$5.427
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.168	$1.932	$1.667	$1.311	$1.546	$1.423
Accumulation unit value at end of period	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.567	$2.548	$2.577	$2.611	$2.628	$2.629
Accumulation unit value at end of period	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.062	$1.965	$1.806	$1.386	$2.127	$1.684
Accumulation unit value at end of period	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001*
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period*	$0.852	$0.838	$0.839	$0.584	$0.924	$0.713
Accumulation unit value at end of period	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.805	$6.658	$6.363	$5.506	$6.623	$6.256
Accumulation unit value at end of period	$7.352	$6.805	$6.658	$6.363	$5.506	$6.623
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small MidCap Value (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.072	$1.918	$1.553	$1.116	$1.285	$1.093
Accumulation unit value at end of period	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.311	$23.844	$23.072	$19.957	$22.314	$20.696
Accumulation unit value at end of period	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$36.593	$31.932	$28.221	$22.418	$25.237	$23.589
Accumulation unit value at end of period	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.018	$34.718	$31.769	$24.875	$30.565	$27.938
Accumulation unit value at end of period	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$46.937	$45.271	$44.692	$34.330	$50.126	$42.975
Accumulation unit value at end of period	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$144.374	$140.545	$129.669	$103.050	$135.259	$122.587
Accumulation unit value at end of period	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.360	$13.182	$12.120	$10.000	$—	$—
Accumulation unit value at end of period	$15.334	$13.360	$13.182	$12.120	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.006	$15.955	$13.158	$10.000	$—	$—
Accumulation unit value at end of period	$19.495	$17.006	$15.955	$13.158	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.603	$11.670	$10.847	$10.000	$—	$—
Accumulation unit value at end of period	$12.307	$11.603	$11.670	$10.847	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.125	$10.089	$9.951	$10.000	$—	$—
Accumulation unit value at end of period	$10.320	$10.125	$10.089	$9.951	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.093	$10.165	$9.932	$10.000	$—	$—
Accumulation unit value at end of period	$10.128	$10.093	$10.165	$9.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.245	$14.295	$12.343	$10.000	$—	$—
Accumulation unit value at end of period	$19.590	$16.245	$14.295	$12.343	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001*
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.275	$13.176	$11.939	$10.000	$—	$—
Accumulation unit value at end of period	$16.561	$14.275	$13.176	$11.939	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.000	$13.176	$14.417	$10.000	$—	$—
Accumulation unit value at end of period	$27.616	$22.000	$13.176	$14.417	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period#	$14.647	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.546	$14.647	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period	N/A	$7.974	$6.686	$4.635	$5.217	$4.212
Accumulation unit value at end of period##	N/A	N/A	$7.974	$6.686	$4.635	$5.217
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.556	$17.540	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	$29.293	$24.556	$17.540	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.292	$11.031	$10.221	$—	$—	$—
Accumulation unit value at end of period	$12.772	$11.292	$11.031	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.738	$10.708	$10.032	$—	$—	$—
Accumulation unit value at end of period	$12.222	$10.738	$10.708	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.137	$11.148	$10.378	$—	$—	$—
Accumulation unit value at end of period	$13.248	$12.137	$11.148	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.024	$11.350	$10.074	$—	$—	$—
Accumulation unit value at end of period	$14.565	$13.024	$11.350	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.323	$11.457	$10.254	$—	$—	$—
Accumulation unit value at end of period	$14.095	$12.323	$11.457	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.615	$15.316	$13.205	$10.000	$—	$—
Accumulation unit value at end of period	$19.870	$16.615	$15.316	$13.205	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.568	$14.546	$12.262	$10.000	$—	$—
Accumulation unit value at end of period	$17.825	$15.568	$14.546	$12.262	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.378	$17.147	$13.761	$10.327	$—	$—
Accumulation unit value at end of period	$19.585	$17.378	$17.147	$13.761	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001*
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.325	$29.611	$27.846	$24.916	$27.178	$26.038
Accumulation unit value at end of period	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.401	$21.919	$21.403	$16.580	$23.024	$20.098
Accumulation unit value at end of period	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.238	$26.566	$22.454	$16.960	$24.018	$21.043
Accumulation unit value at end of period	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.183	$28.129	$27.398	$22.550	$30.890	$27.369
Accumulation unit value at end of period	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.579	$15.379	$13.324	$10.000	$—	$—
Accumulation unit value at end of period	$18.694	$16.579	$15.379	$13.324	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.687	$15.477	$13.377	$10.000	$—	$—
Accumulation unit value at end of period	$18.735	$15.687	$15.477	$13.377	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.164	$12.811	$12.263	$10.000	$—	$—
Accumulation unit value at end of period	$13.892	$13.164	$12.811	$12.263	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.342	$16.409	$14.087	$10.000	$—	$—
Accumulation unit value at end of period	$21.095	$18.342	$16.409	$14.087	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.738	$11.742	$11.021	$10.000	$—	$—
Accumulation unit value at end of period	$12.564	$11.738	$11.742	$11.021	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.352	$12.885	$12.048	$10.000	$—	$—
Accumulation unit value at end of period	$15.015	$13.352	$12.885	$12.048	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.147	$15.949	$13.657	$10.000	$—	$—
Accumulation unit value at end of period	$19.267	$17.147	$15.949	$13.657	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.355	$13.992	$11.956	$10.000	$—	$—
Accumulation unit value at end of period	$15.454	$15.355	$13.992	$11.956	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.490	$11.441	$10.768	$10.000	$—	$—
Accumulation unit value at end of period	$12.074	$11.490	$11.441	$10.768	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$4.998	$4.851	$3.970	$5.739	$5.203
Accumulation unit value at end of period###	N/A	N/A	$4.998	$4.851	$3.970	$5.739
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—

	Periodic Payment Contracts
Subaccount	2006	2005	2004	2003	2002	2001*
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.583	$1.451	$1.116	$1.537	$1.367
Accumulation unit value at end of period###	N/A	N/A	$1.583	$1.451	$1.116	$1.537
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—

*	Commencement of Offering on October 1, 2001.

**	Commencement of Offering on May 1, 2003.

***	Commencement of Offering on May 3, 2004.

#	ING JPMorgan Emerging Markets Equity was available under the Contract on December 5, 2005 and DWS Growth & Income was available under the Contract on May 3, 2005.

##	Cessation of Operations ING Emerging Markets closed on December 2, 2005.

###	Cessation of Operations on April 29, 2005.

The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

####	Effective January 4, 2007, the ING VP Natural Resources Trust merged into ING Global Resources Portfolio, a series of ING Investors Trust.

†	Cessation of Operations on April 30, 2007.

KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services please write us at 2500 Westfield Drive, Elgin, Illinois 60123-7836. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation (“Kemper”), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding (“ZGH” or “Zurich”), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (“ZFS”), a Swiss holding company.

Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly known as Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and KILICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On July 3, 2006, Protective Life Insurance Company (“Protective Life”) of Birmingham, Alabama, acquired CILAAC. Protective Life reinsured 100% of the variable annuity business of CILAAC, including the Contracts and certain other registered variable annuity contracts that are funded through the Separate Account, to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group, Inc., formerly known as Allmerica Financial Life Insurance and Annuity Company. On April 1, 2007, CILAAC merged into and with Protective Life. On the date of the merger, Protective Life acquired from CILAAC all of CILAAC’s assets and became directly liable for CILAAC’s liabilities and obligations with respect to all Contracts issued by CILAAC then outstanding. Protective Life is responsible for administration of the Contracts.

The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The Separate Account is registered with the SEC as a unit investment trust, however, the SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Sixty-two Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Funds

The Separate Account invests in shares of the following registered, open-end management investment companies:

•	AIM Variable Insurance Funds

•	The Alger American Fund

•	American Century Variable Portfolios, Inc.

•	Credit Suisse Trust

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	DWS Variable Series I (formerly Scudder Variable Series I)

•	DWS Variable Series II (formerly Scudder Variable Series II)

•	Fidelity Variable Insurance Products Funds

•	Franklin Templeton Variable Insurance Products Trust

•	ING Investors Trust

•	JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)

•	J.P. Morgan Series Trust II

•	Janus Aspen Series

•	Oppenheimer Variable Account Funds

SEC registration does not involve SEC supervision of the Funds’ management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The 62 Portfolios or Funds are summarized below:

AIM Variable Insurance Funds

AIM V.I. Financial Services Fund seeks capital growth.

AIM V.I. Global Health Care Fund (formerly AIM V.I. Health Sciences Fund) seeks capital growth.

AIM V.I. Global Real Estate (formerly AIM V.I Real Estate Fund) seeks high total return.

AIM V.I. Utilities Fund seeks capital growth and current income.

The Alger American Fund

Alger American Growth Portfolio seeks long-term capital appreciation.

Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc.

American Century VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust

Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of issuers from at least three emerging markets.

Dreyfus Investment Portfolios

Dreyfus IP MidCap Stock Portfolio seeks investment results that are greater than the total return performance of medium-size domestic companies in the aggregate as represented by the Standard and Poor’s MidCap 400® Index.*

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

This Fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the Fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the Fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DWS Variable Series I (formerly Scudder Variable Series I)

DWS Bond VIP (formerly Scudder Bond Portfolio) seeks to maximize total return consistent with preservation of capital and prudent investment management by investing for both current income and capital appreciation.

DWS Capital Growth VIP (formerly Scudder Capital Growth Portfolio) seeks to provide long-term growth of capital.

DWS Growth & Income VIP (formerly Scudder Growth and Income Portfolio) seeks long-term growth of capital, current income and growth of income.

DWS International VIP (formerly Scudder International Portfolio) seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

DWS Variable Series II (formerly Scudder Variable Series II)

DWS Large Cap Value VIP (formerly Scudder Large Cap Value Portfolio) seeks to achieve a high rate of total return.

DWS Core Fixed Income VIP (formerly Scudder Fixed Income Portfolio) seeks high current income.

DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio) seeks high current income consistent with preservation of capital.

DWS High Income VIP (formerly Scudder High Income Portfolio) seeks to provide a high level of current income.

DWS International Select Equity VIP (formerly Scudder International Select Equity Portfolio) seeks capital appreciation.

DWS Money Market VIP (formerly Scudder Money Market Portfolio) seeks maximum current income to the extent consistent with stability of principal.

DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio) seeks maximum appreciation of investors’ capital.

DWS Technology VIP (formerly Scudder Technology Growth Portfolio) seeks growth of capital.

DWS Balanced VIP (formerly Scudder Total Return Portfolio) seeks a high total return, a combination of income and capital appreciation.

DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP) seeks long-term capital appreciation.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

Fidelity VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P® 500.

Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.

Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P® 500.

Franklin Templeton Variable Insurance Products Trust

Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Small Cap Value Securities Fund seeks long-term total return.

Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective.

Franklin U.S. Government Fund seeks income.

Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation.

Mutual Discovery Securities Fund seeks capital appreciation.

Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

Templeton Developing Markets Securities Fund seeks long-term capital appreciation.

ING Investors Trust

ING JPMorgan Emerging Markets Equity Portfolio seeks capital appreciation primarily through investment in equity securities and equity equivalents of emerging market companies as described in the Fund’s prospectus.

ING Global Resources Portfolio seeks long-term capital appreciation primarily through investment in equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States.

JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)

JPMorgan Insurance Trust Equity Index Portfolio 1 (formerly JPMorgan Investment Trust Equity Index Portfolio) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)

JPMorgan Insurance Trust Diversified Equity Portfolio 1 (formerly JPMorgan Investment Trust Diversified Equity Portfolio) seeks high total return from a portfolio of selected equity securities.

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Growth Portfolio) seeks growth of capital and secondarily, current income by investing primarily in equity securities.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio) seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Value Portfolio) seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

J.P. Morgan Series Trust II

JPMorgan International Equity Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies.

JPMorgan Mid Cap Value Portfolio seeks growth from capital appreciation.

JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks.

Janus Aspen Series

Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital.

Janus Aspen Mid Cap Value Portfolio seeks capital appreciation.

Janus Aspen Small Company Value Portfolio seeks capital appreciation.

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.

Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation.

Oppenheimer High Income Fund/VA seeks a high level of current income.

Oppenheimer Main Street Fund®/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Main Street Small Cap Fund®/VA seeks capital appreciation.

Oppenheimer MidCap Fund/VA (formerly Oppenheimer Aggressive Growth Fund/VA) seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities.

*

“Standard & Poor’s®,” “S&P®” and “S&P MidCap 400®” are trademarks of The McGraw-Hill Companies, Inc. The Dreyfus Corporation has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, and Standard & Poor’s® makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio’s Statement of Additional Information.

The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

AIM Advisors, Inc. is the investment adviser for the available Portfolios of AIM Variable Insurance Funds. INVESCO Institutional (N.A.), Inc. is the sub-adviser for the AIM V.I. Global Real Estate Fund.

Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund.

American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

Credit Suisse Asset Management, LLC (“Credit Suisse”) is the investment adviser for the Credit Suisse Trust-Emerging Markets Portfolio. Credit Suisse’s Australian and U.K. affiliates, located in Sydney, Australia and London, U.K., respectively, and each known as Credit Suisse Asset Management Limited, are sub-advisers for the Credit-Suisse Trust-Emerging Markets Portfolio.

The Dreyfus Corporation serves as the investment adviser for the available Portfolio of the Dreyfus Investment Portfolios, and The Dreyfus Socially Responsible Growth Fund, Inc.

Fidelity Management & Research Company is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, Fidelity Management & Research (Far East), Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan and FMR Co., Inc. (FMRC) serve as the sub-advisers for the Fidelity VIP Contrafund® Portfolio. FMRC serves as the sub-adviser for the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Growth Portfolio. Geode Capital Management, LLC serves as sub-adviser for the Fidelity VIP Index 500 Portfolio.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund and the Franklin Small Cap Value Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Strategic Income Securities Fund, the Franklin U.S. Government Fund and the Franklin Zero Coupon Fund 2010. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund.

Directed Services, LLC. serves as the investment adviser and J. P. Morgan Investment Management Inc. serves as the sub-adviser for the ING JPMorgan Emerging Markets Equity Portfolio. Directed Services, LLC. serves as the investment adviser and ING Investment Management Co. serves as the sub-adviser for the ING Global Resources Portfolio.

JPMorgan Investment Advisors Inc. is the investment adviser for the available Portfolios of the JPMorgan Insurance Trust (formerly JPMorgan Investment Trust).

J.P. Morgan Investment Management Inc. is the investment adviser for the available Portfolios of the J.P. Morgan Series Trust II.

Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series. Perkins, Wolf, McDonnell and Company is the subadviser for Janus Aspen Mid Cap Value Portfolio.

OppenheimerFunds, Inc. is the investment manager for the available Portfolios of the Oppenheimer Variable Account Funds.

Deutsche Investment Management Americas Inc. serves as investment manager for the available Portfolios of DWS Variable Series I and DWS Variable Series II. Aberdeen Asset Management Inc. serves as the subadviser for DWS Bond VIP and DWS Core Fixed Income VIP. Aberdeen Asset Management Investment Services Limited serves as sub-subadviser for DWS Bond VIP. Dreman Value Management, L.L.C. serves as the subadviser for the DWS Dreman Small MidCap Value VIP.

The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new Portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 (“1940 Act”); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment was $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

•

The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

•	The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction.

You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant’s or your estate.

Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See “Federal Tax Matters.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee’s debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

We may issue a Contract without a signed application if:

•	a dealer provides us with application information, electronically or in writing,

•	we receive the initial Purchase Payment, and

•	you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(1 divided by 2) minus 3, where:

(1) is the net result of:

•	the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

(2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

(3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

3. Contract Value.

On any Valuation Date, the Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

•

The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

•	You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party’s instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•

transfers into and out of the Credit Suisse Trust-Emerging Markets, the ING JPMorgan Emerging Markets Equity, the JPMorgan International Equity, the Janus Aspen Worldwide Growth, the Mutual Discovery Securities, the Oppenheimer Global Securities Fund/VA, the DWS International VIP, the DWS International Select Equity VIP and the Templeton Developing Market Securities Subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

•

Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the Securities and Exchange Commission, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

6. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See “Federal Tax Matters.”) A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See “Federal Income Taxes.”)

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See “Withdrawal Charge.”)

For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

You may request a partial withdrawal subject to the following:

•	The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

Election to withdraw shall be made in writing to us at our administrative office: Kemper Investors Life Insurance Company, Contact Center, 2500 Westfield Drive, Elgin, Illinois 60123-7836 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our administrative office provided, however, that we may suspend withdrawals or delay payment more than seven days:

•	during any period when the New York Stock Exchange is closed,

•	when trading is restricted or the SEC determines an emergency exists, or

•	as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Tax Matters.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

•	the Contract Value less Debt, or

•	the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below.

For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under “Annuity Options.” The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased’s attainment of age 90, the death benefit will be the greater of:

•	the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

•	the Contract Value minus Debt, or

•

the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased’s 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased’s 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

If you purchased the Contract between March 1, 1997 and May 1, 2000 as an Individual Retirement Annuity, Simplified Employee Pension or Non-Qualified Contract, the following restrictions on investment options apply. Effective May 1, 2005, the following Subaccounts will no longer be available if you have not previously invested in the Subaccount: AIM V.I. Financial Services, AIM V.I. Global Health Care (formerly AIM V.I. Health Sciences), Credit Suisse Trust-Emerging Markets, Franklin U.S. Government, Franklin Zero Coupon Fund 2010, JPMorgan International Equity, Mutual Shares Securities, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer Main Street Small Cap, Oppenheimer MidCap Fund/VA (formerly Oppenheimer Aggressive Growth), DWS Technology VIP and Templeton Developing Markets Subaccounts. (See “Change of Investments,” page 60.)

Guaranteed Minimum Death Benefit Rider.

The Guaranteed Minimum Death Benefit Rider (“GMDB”) is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

(3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value reduced by any dollar for dollar reduction.

The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary’s life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

The Earnings Based Death Benefit rider (“EBDB”) is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See “Guaranteed Minimum Death Benefit Rider.” above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

If elected, the death benefit will be as follows:

•	the Guaranteed Minimum Death Benefit (See “Guaranteed Minimum Death Benefit Rider” above); plus

•	the EBDB factor times the lesser of:

a.	remaining principal, or

b.	Contract Value minus remaining principal, but not less than zero.

The EBDB factor is 0.40 if death occurs prior to the 10th Contract anniversary, 0.50 if death occurs between the 10th and 15th Contract anniversaries and 0.70 if death occurs on or after the 15th Contract anniversary.

Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal.

For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

8. Loans.

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code (“Code”) or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody’s Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	withdrawal charge,

•	premium tax,

•	optional death benefit charges, and

•	optional MIAA expense charge. (See “Asset Allocation Service.”)

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See “The Funds,” page 55.)

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. ASSET ALLOCATION SERVICE CHARGE.

The current annual charge for the optional MIAA program is 0.50% of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. For new Contracts, the annual charge may be increased up to a maximum of 1.00%. If the MIAA charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense equals, with respect to the amount in each Subaccount covered by the MIAA program the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged a MIAA initial set up fee of $30.00.

C. RECORDS MAINTENANCE CHARGE.

We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

•	$7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

•	$3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

•	No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

The record maintenance charge is not assessed during the Annuity Period.

The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract’s participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

D. WITHDRAWAL CHARGE.

We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	6%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”) The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. (See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.)

We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and Scudder Variable Series II (“SVS II”), SVS II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

E. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

Each Portfolio’s net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds’ statements of additional information.

F. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. (See “Appendix—State Premium Tax Chart” in the Statement of Additional Information.)

G. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

•	the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

•	the total amount of Purchase Payments to be received and the method in which they will be remitted;

•	any prior or existing relationship with us;

•	the level of commission paid to selling broker-dealers;

•	the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

•	the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2. Annuity Options.

You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the payee; and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

•	Option 2, or

•

Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least five years from your death to elect these options.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee’s death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the payee’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while both payees are living. Upon either payee’s death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee’s death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of the Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes,

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings, and

•	required distributions upon death.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain Contracts acquired by a decedent’s estate due to the death of the decedent,

•	certain Qualified Contracts,

•	certain Contracts used with structured settlement agreements, and

•	certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

We do not know what limits may be set forth in any future guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Required Distribution. In order to be treated as an annuity contract for federal income tax purposes, the Contract must provide that:

(a)	if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

(b)	if an Owner dies prior to the annuity starting date, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner.

Nonqualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with these death distribution requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with these requirements when clarified by regulation or otherwise.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract.” This amount is referred to as the “income on the contract.” Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal. As described elsewhere in the Prospectus, you may elect to enter into a separate investment advisory agreement pursuant to which you will receive asset allocation services (“MIAA”). For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fees are treated as a partial withdrawal for tax purposes. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

If the Contract includes the Guaranteed Retirement Income Benefit rider (the “GRIB rider”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income and:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an Annuity Option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

•	received on or after you reach age 59 1/2,

•	received due to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•

made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. Aggregation of Contracts

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Assignment or Pledges

A transfer of ownership of a Non-Qualified Contract, a pledge of any interest in a Non-Qualified Contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the Non-Qualified Contract may result in taxable income. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

8. Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

9. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such Contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

•	received after you reach age 59 1/2,

•	received after your death or because of your disability, or

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	”qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution,” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

Any “qualified distribution”, as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See “8. Guaranteed Minimum Death Benefit” and “9. Earnings Based Death Benefit”). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to “direct rollover” and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

DISTRIBUTION OF CONTRACTS

We entered into a principal underwriting agreement with Investors Brokerage Services, Inc. (“IBS”), 2500 Westfield Drive, Elgin, Illinois 60123-7836, for sale of the Contracts. IBS is a wholly-owed subsidiary of Protective Life Insurance Company. IBS is registered as a broker-dealer with the Securities and Exchange Commission and is a member of NASD, Inc.

IBS entered into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from the website at www.insuranceserviceonline.com.

You may direct inquiries to the selling agent or may call (888) 477-9700 or write to Kemper Investors Life Insurance Company, Contact Center, 2500 Westfield Drive, Elgin, Illinois 60123-7836.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

ASSET ALLOCATION SERVICE

You may elect, where available, to enter into a separate investment advisory service agreement with PMG Asset Management, Inc. (“PMG”). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account (“MIAA”) which is fully described in a separate disclosure statement. Under an agreement with PMG, Ibbotson Associates, Inc. (“Ibbotson”) performs certain functions for the MIAA program. Ibbotson is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

A. SUMMARY OF THE SERVICE PROVIDED.

Under MIAA, your Contract Value is allocated among certain Subaccounts and the Fixed Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing Ibbotson’s proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and the Fixed Account in accordance with your selected allocation model.

B. MIAA CHARGES.

PMG’s current annual charge for the optional MIAA program is one-half of one percent (0.50%) of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. The annual charge may be increased for new Contracts up to a maximum of one percent (1.00%). If the MIAA expense charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA expense charge. The MIAA expense charge is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense charge equals, with respect to the amount in each Subaccount covered by the MIAA program, the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA initial set up fee (“Set Up Fee”) of $30.00.

C. TAX TREATMENT OF FEES AND CHARGES.

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

For Qualified Contracts, the MIAA expense charge and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of the MIAA expense charge and Set Up Fee are treated as a partial withdrawal for income tax purposes. This means the MIAA expense charge and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

D. RISKS TO YOU.

When you elect the MIAA program, you understand that:

•	all investments involve risk, the amount of which may vary significantly,

•	performance cannot be predicted or guaranteed, and

•	the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

PMG has a fiduciary relationship with its investment advisory clients and seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

E. TERMINATION.

You may terminate your participation in the MIAA program at any time by contacting us. If you terminate within 5 business days of enrolling in the MIAA program, you will not be charged any MIAA expense charge or Set Up Fee. Otherwise, you will be charged any unpaid MIAA expense charge for the period before your termination, and your Set Up Fee will not be refunded. PMG reserves the right, however, to waive the collection of any unpaid MIAA expense charge upon termination.

F. CONFLICTS OF INTEREST.

The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA expense charge (See “MIAA Charges”) as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.

PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

Transfers During The Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

Withdrawals During The Accumulation Period. You may request a partial withdrawal subject to the following conditions:

•	The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

•	Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account, KILICO or IBS is a party.

TABLE OF CONTENTS—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Registered Public Accounting Firm; Financial Statements of Separate Account; Report of Independent Registered Public Accounting Firm; Financial Statements of Kemper Investors Life Insurance Company; Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

FINANCIAL STATEMENTS

The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

The Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the “Summary of Expenses”. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

(1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

(2) the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant’s 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

(3) the greatest anniversary value immediately preceding the earlier of the original Annuitant’s 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

The guaranteed annuity factors are based on the “1983 Table a” individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10–14 years	1.50%
less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

•	If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

•

Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

•	Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

•

You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

•

Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•

In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10–14 years	1.50%
Less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

APPENDIX

KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED

AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA

DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 2500 Westfield Drive, Elgin, Illinois 60123-7836, or call (888) 477-9700. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $4,000 for 2007 and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 for 2007 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $9,000 for 2007 ($4,000 annual contribution for each individual, plus $500 for each individual if the individual has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. The maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2007 and thereafter	$80,000–$100,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2007 and thereafter	$50,000–$60,000

The phase-out range for married individuals filing separately is $0–$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $15,000 (indexed for cost-of-living increases) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $10,500 for 2007, indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

(a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to

(b) $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$17,371	27	$41,703	40	$77,436
2	2,000	15	18,929	28	43,991	41	80,796
3	3,038	16	20,534	29	46,348	42	84,256
4	4,130	17	22,187	30	48,775	43	87,821
5	5,264	18	23,889	31	51,275	44	91,492
6	6,442	19	25,643	32	53,850	45	95,274
7	7,665	20	27,449	33	56,503	46	99,169
8	8,932	21	29,309	34	59,235	47	103,181
9	10,236	22	31,225	35	62,048	48	107,313
10	11,580	23	33,199	36	64,947	49	111,569
11	12,965	24	35,232	37	67,932	50	115,953
12	14,390	25	37,326	38	71,007
13	15,859	26	39,482	39	74,174

*	Includes applicable withdrawal charges.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$1,513	27	$2,221	40	$3,262
2	1,013	15	1,558	28	2,288	41	3,360
3	1,053	16	1,605	29	2,357	42	3,461
4	1,095	17	1,653	30	2,427	43	3,565
5	1,138	18	1,702	31	2,500	44	3,671
6	1,183	19	1,754	32	2,575	45	3,782
7	1,230	20	1,806	33	2,652	46	3,895
8	1,267	21	1,860	34	2,732	47	4,012
9	1,305	22	1,916	35	2,814	48	4,132
10	1,344	23	1,974	36	2,898	49	4,256
11	1,384	24	2,033	37	2,985	50	4,384
12	1,426	25	2,094	38	3,075
13	1,469	26	2,157	39	3,167

*	Includes applicable withdrawal charges.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

PERIODIC PAYMENT

VARIABLE ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KEMPER INVESTORS LIFE INSURANCE COMPANY

in Connection With

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196

(847) 605-6120

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2007. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing to us at 2500 Westfield Drive, Elgin, Illinois 60123-7836, or calling us at 1-888-477-9700.

SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Public Accountants for the KILICO Variable Annuity Separate Account

Kemper Investors Life Insurance Company (“KILICO”) maintains the books and records of the KILICO Variable Annuity Separate Account (the “Separate Account”). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general Funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.

Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and KILICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance agreement does not change KILICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On July 3, 2006, Protective Life Insurance Company (“Protective Life”) of Birmingham, Alabama, acquired CILAAC. Protective Life reinsured 100% of the variable annuity business of CILAAC, including the Contract and certain other registered variable annuity contracts that are funded through the Separate Account, to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group, Inc., formerly known as Allmerica Financial Life Insurance and Annuity Company. On April 1, 2007, CILAAC merged into and with Protective Life. On the date of the merger, Protective Life acquired from CILAAC all of CILAAC’s assets and became directly liable for CILAAC’s liabilities and obligations with respect to all Contracts issued by CILAAC then outstanding. Protective Life is responsible for administration of the Contracts.

The issuer, benefits and provisions of the Contract were not changed by any of the transactions described above.

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2006, 2005 and 2004. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2006, 2005 and 2004.

The Contracts are no longer available for sale. The Contracts were sold by licensed insurance agents, where the Contracts could be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. (“IBS”), which entered into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the selling broker-dealer which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2006, 2005, and 2004 KILICO incurred gross commissions payable of approximately $8.7, $9.6 and $10.3 million, respectively, to licensed insurance agents.

STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

2

CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2006. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

EXPERTS

The balance sheets of Kemper Investors Life Insurance Company as of December 31, 2006 and 2005, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period then ended, and the statements of assets, liabilities and contract owners’ equity of the KILICO Variable Annuity Separate Account as of December 31, 2006 and the related statements of operations and changes in contract owners’ equity for each of the two years ended December 31, 2006, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

3

APPENDIX A

STATE PREMIUM TAX CHART

	Rate of Tax
State	Qualified Plans	Non-Qualified Plans
California	0.50%*	2.35%*
Maine	2.00%	2.00%
Nevada	3.50%	3.50%
South Dakota	—	1.25%
West Virginia	1.00%	1.00%
Wyoming	—	1.00%

*	Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

A-1

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Information for the least and most expensive combinations are shown in the Prospectus under the heading “Condensed Financial Information”.

Optional Benefits	Annual Expense
Guaranteed Minimum Death Benefit	0.15%
Earnings Based Death Benefit	0.20%
Guaranteed Retirement Income Benefit—10 year	0.30%
Guaranteed Retirement Income Benefit—7 year	0.40%

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.45%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.663	$13.087	$12.217	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.682	$13.663	$13.087	$12.217	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Fund)
Accumulation unit value at beginning of period**	$13.381	$12.552	$11.838	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.881	$13.381	$12.552	$11.838	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.823	$17.604	$13.076	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.865	$19.823	$17.604	$13.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.407	$14.246	$11.698	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.291	$16.407	$14.246	$11.698	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$52.208	$47.274	$45.462	$34.123	$51.663	$45.573
Accumulation unit value at end of period	$54.113	$52.208	$47.274	$45.462	$34.123	$51.663
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.475	$31.845	$28.580	$19.618	$28.248	$23.809
Accumulation unit value at end of period	$37.430	$34.475	$31.845	$28.580	$19.618	$28.248
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$42.214	$36.639	$31.888	$22.726	$31.252	$26.645
Accumulation unit value at end of period	$49.942	$42.214	$36.639	$31.888	$22.726	$31.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	—

Subaccount	2006	2005	2004	2003	2002	2001
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.367	$7.143	$6.414	$5.030	$6.329	$5.752
Accumulation unit value at end of period	$8.503	$7.367	$7.143	$6.414	$5.030	$6.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	3	1	1	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.785	$9.451	$8.386	$6.597	$7.659	$6.716
Accumulation unit value at end of period	$11.445	$9.785	$9.451	$8.386	$6.597	$7.659
Number of accumulation units outstanding at end of period (000’s omitted)	9	9	8	6	6	1
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.861	$12.577	$10.214	$7.252	$8.320	$6.933
Accumulation unit value at end of period	$20.719	$15.861	$12.577	$10.214	$7.252	$8.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.236	$14.189	$12.602	$10.00	N/A	N/A
Accumulation unit value at end of period	$16.172	$15.236	$14.189	$12.602	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$20.016	$24.493	$23.396	$18.836	$26.895	$24.518
Accumulation unit value at end of period	$26.929	$25.016	$24.493	$23.396	$18.836	$26.895
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.744	$15.848	$13.605	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.218	$15.744	$15.848	$13.605	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.460	$8.365	$8.053	$7.776	$7.328	$7.386
Accumulation unit value at end of period	$8.733	$8.460	$8.365	$8.053	$7.776	$7.328
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.401	$18.995	$17.846	$14.268	$20.441	$17.768
Accumulation unit value at end of period	$21.825	$20.401	$18.995	$17.846	$14.268	$20.441
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.129	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.465	$11.129	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$14.173	$12.377	$10.776	$8.557	$10.635	$10.567
Accumulation unit value at end of period	$17.591	$14.173	$12.377	$10.776	$8.557	$10.635
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.489	$7.285	$6.921	$5.953	$7.120	$6.715
Accumulation unit value at end of period	$8.139	$7.489	$7.285	$6.921	$5.953	$7.120
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.476	$1.465	$1.422	$1.372	$1.289	$1.299
Accumulation unit value at end of period	$1.517	$1.476	$1.465	$1.422	$1.372	$1.289
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	0	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.125	$1.955	$1.574	$1.124	$1.287	$1.093
Accumulation unit value at end of period	$2.620	$2.125	$1.955	$1.574	$1.124	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	30	30	24	10	—	2

Subaccount	2006	2005	2004	2003	2002	2001
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.280	$2.255	$2.205	$2.188	$2.054	$2.065
Accumulation unit value at end of period	$2.341	$2.280	$2.255	$2.205	$2.188	$2.054
Number of accumulation units outstanding at end of period (000’s omitted)	—	27	28	47	43	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.643	$7.464	$6.736	$5.483	$5.580	$5.298
Accumulation unit value at end of period	$8.323	$7.643	$7.464	$6.736	$5.483	$5.580
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.223	$1.969	$1.690	$1.320	$1.548	$1.423
Accumulation unit value at end of period	$2.751	$2.223	$1.969	$.690	$1.320	$1.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.151	$2.140	$1.972	$.509	$1.801	$1.666
Accumulation unit value at end of period	$2.447	$2.151	$2.140	$1.972	$1.509	$1.801
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	3	2	2	2
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.632	$2.597	$2.611	$2.630	$2.632	$2.629
Accumulation unit value at end of period	$2.716	$2.632	$2.597	$2.611	$2.630	$2.632
Number of accumulation units outstanding at end of period (000’s omitted)	18	18	25	32	—	1
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.114	$2.003	$1.830	$1.397	$2.130	$1.684
Accumulation unit value at end of period	$2.194	$2.114	$2.003	$1.830	$1.397	$2.130
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	2	2	0
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.873	$0.854	$0.850	$1.397	$0.926	$0.713
Accumulation unit value at end of period	$0.867	$0.873	$0.854	$0.850	$1.397	$0.926
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	2	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.929	$24.306	$23.381	$20.106	$22.348	$20.697
Accumulation unit value at end of period	$26.372	$24.929	$24.306	$23.381	$20.106	$22.348
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.523	$32.552	$28.599	$22.585	$25.276	$23.590
Accumulation unit value at end of period	$41.322	$37.523	$32.552	$28.599	$22.585	$25.276
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.934	$35.392	$32.194	$25.060	$30.612	$27.940
Accumulation unit value at end of period	$43.759	$36.934	$35.392	$32.194	$25.060	$30.612
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$48.130	$46.150	$45.291	$34.586	$50.202	$42.977
Accumulation unit value at end of period	$50.694	$48.130	$46.150	$45.291	$34.586	$50.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$148.045	$143.274	$131.408	$103.818	$135.465	$122.593
Accumulation unit value at end of period	$168.889	$148.045	$143.274	$131.408	$103.818	$135.465
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.572	$13.312	$12.167	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.669	$13.572	$13.312	$12.167	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	0	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.275	$16.112	$13.210	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.921	$17.275	$16.112	$13.210	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	0	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.787	$11.785	$10.890	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.576	$11.787	$11.785	$10.890	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.285	$10.189	$9.990	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.546	$10.285	$10.189	$9.990	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2	0	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.254	$10.266	$9.971	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.349	$10.254	$10.266	$9.971	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2	0	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.503	$14.436	$12.392	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.018	$16.503	$14.436	$12.392	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	4	2	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.502	$13.307	$11.986	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.922	$14.502	$13.307	$11.986	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	4	3	2	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.349	$17.792	$14.474	$10.000	N/A	N/A
Accumulation unit value at end of period	$28.219	$22.349	$17.792	$14.474	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.653	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.671	$14.653	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.129	$6.776	$4.670	$5.225	$4.212
Accumulation unit value at end of period++	$15.682	N/A	$8.129	$6.776	$4.670	$5.225
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	0	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$25.180	$17.881	$16.102	$12.515	$12.968	$10.895
Accumulation unit value at end of period	$30.215	$25.180	$17.881	$16.102	$12.515	$12.968
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.428	$11.099	$10.244	N/A	N/A	N/A
Accumulation unit value at end of period	$13.002	$11.428	$11.099	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.867	$10.774	$10.055	N/A	N/A	N/A
Accumulation unit value at end of period	$12.442	$10.867	$10.774	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.283	$11.216	$10.401	N/A	N/A	N/A
Accumulation unit value at end of period	$13.487	$12.283	$11.216	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.181	$11.420	$10.096	N/A	N/A	N/A
Accumulation unit value at end of period	$14.828	$13.181	$11.420	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$12.472	$11.528	$10.277	N/A	N/A	N/A
Accumulation unit value at end of period	$14.350	$12.472	$11.528	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.878	$15.468	$13.257	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.304	$16.878	$15.468	$13.257	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	N/A	N/A
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	$15.814	$14.690	$12.311	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.214	$15.814	$14.690	$12.311	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.820	$17.480	$13.945	$10.404	$13.472	$11.138
Accumulation unit value at end of period	$20.202	$17.820	$17.480	$13.945	$10.404	$13.472
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$32.122	$30.186	$28.219	$25.101	$27.220	$26.040
Accumulation unit value at end of period	$35.058	$32.122	$30.186	$28.219	$25.101	$27.220
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	2	3	0
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.971	$22.345	$21.690	$16.704	$23.059	$20.099
Accumulation unit value at end of period	$25.219	$22.971	$22.345	$21.690	$16.704	$23.059
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.982	$27.082	$22.755	$17.087	$24.055	$21.044
Accumulation unit value at end of period	$33.577	$29.982	$27.082	$22.755	$17.087	$24.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.842	$15.532	$13.377	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.103	$16.842	$15.532	$13.377	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.936	$15.630	$13.430	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.144	$15.936	$15.630	$13.430	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.925	$28.676	$27.766	$22.718	$30.937	$27.370
Accumulation unit value at end of period	$34.868	$29.925	$28.676	$27.766	$22.718	$30.937
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.373	$12.937	$12.311	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.195	$13.373	$12.937	$12.311	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	0	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.632	$16.572	$14.143	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.556	$18.632	$16.572	$14.143	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.924	$11.859	$11.065	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.839	$11.924	$11.859	$11.065	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.563	$13.013	$12.096	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.343	$13.563	$13.013	$12.096	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	0	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.419	$16.106	$13.711	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.688	$17.419	$16.106	$13.711	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.599	$14.131	$12.004	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.791	$15.599	$14.131	$12.004	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.672	$11.554	$10.810	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.338	$11.672	$11.554	$10.810	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.103	$4.924	$4.005	$5.756	$5.211
Accumulation unit value at end of period+	N/A	N/A	$5.103	$4.924	$4.005	$5.756
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.614	$1.471	$1.125	$1.539	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.614	$1.471	$1.125	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	0	—	—	—

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.45%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.663	$13.087	$12.217	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.682	$13.663	$13.087	$12.217	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.381	$12.552	$11.838	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.881	$13.381	$12.552	$11.838	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.823	$17.604	$13.076	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.865	$19.823	$17.604	$13.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.407	$14.246	$11.698	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.291	$16.407	$14.246	$11.698	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$52.208	$47.274	$45.462	$34.123	$51.663	$45.573
Accumulation unit value at end of period	$54.113	$52.208	$47.274	$45.462	$34.123	$51.663
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0	0

Subaccount	2006	2005	2004	2003	2002	2001
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.475	$31.845	$28.580	$19.618	$28.248	$23.809
Accumulation unit value at end of period	$37.430	$34.475	$31.845	$28.580	$19.618	$28.248
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$42.214	$36.639	$31.888	$22.726	$31.252	$26.645
Accumulation unit value at end of period	$49.942	$42.214	$36.639	$31.888	$22.726	$31.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.367	$7.143	$6.414	$5.030	$6.329	$5.752
Accumulation unit value at end of period	$8.503	$7.367	$7.143	$6.414	$5.030	$6.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.785	$9.451	$8.386	$6.597	$7.659	$6.716
Accumulation unit value at end of period	$11.445	$9.785	$9.451	$8.386	$6.597	$7.659
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.861	$12.577	$10.214	$7.252	$8.320	$6.933
Accumulation unit value at end of period	$20.719	$15.861	$12.577	$10.214	$7.252	$8.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.236	$14.189	$12.602	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.172	$15.236	$14.189	$12.602	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$25.016	$24.493	$23.396	$18.836	$26.895	$24.518
Accumulation unit value at end of period	$26.929	$25.016	$24.493	$23.396	$18.836	$26.895
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.744	$15.848	$13.605	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.218	$15.744	$15.848	$13.605	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.460	$8.365	$8.053	$7.776	$7.328	$7.386
Accumulation unit value at end of period	$8.733	$8.460	$8.365	$8.053	$7.776	$7.328
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.401	$18.995	$17.846	$14.268	$20.441	$17.768
Accumulation unit value at end of period	$21.825	$20.401	$18.995	$17.846	$14.268	$20.441
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.129	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.465	$11.129	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$14.173	$12.377	$10.776	$8.557	$10.635	$10.567
Accumulation unit value at end of period	$17.591	$14.173	$12.377	$10.776	$8.557	$10.635
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	1	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.978	$6.787	$6.448	$5.547	$6.634	$6.256
Accumulation unit value at end of period	$7.583	$6.978	$6.787	$6.448	$5.547	$6.634
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.476	$1.465	$1.422	$1.372	$1.289	$1.299
Accumulation unit value at end of period	$1.517	$1.476	$1.465	$1.422	$1.372	$1.289
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.125	$1.955	$1.574	$1.124	$1.287	$1.093
Accumulation unit value at end of period	$2.620	$2.125	$1.955	$1.574	$1.124	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	7	7	7	11	0
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.280	$2.255	$2.205	$2.188	$2.054	$2.065
Accumulation unit value at end of period	$2.341	$2.280	$2.255	$2.205	$2.188	$2.054
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.446	$7.271	$6.562	$5.342	$5.436	$5.161
Accumulation unit value at end of period	$8.108	$7.446	$7.271	$6.562	$5.342	$5.436
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.223	$1.969	$1.690	$1.320	$1.548	$1.423
Accumulation unit value at end of period	$2.751	$2.223	$1.969	$1.690	$1.320	$1.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.151	$2.140	$1.972	$1.509	$1.801	$1.666
Accumulation unit value at end of period	$2.447	$2.151	$2.140	$1.972	$1.509	$1.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	0	0
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.632	$2.597	$2.611	$2.630	$2.632	$2.629
Accumulation unit value at end of period	$2.716	$2.632	$2.597	$2.611	$2.630	$2.632
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.114	$2.003	$1.830	$1.397	$2.130	$1.684
Accumulation unit value at end of period	$2.194	$2.114	$2.003	$1.830	$1.397	$2.130
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.873	$0.854	$0.850	$0.588	$0.926	$0.713
Accumulation unit value at end of period	$0.867	$0.873	$0.854	$0.850	$0.588	$0.926
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.929	$24.306	$23.381	$20.106	$22.348	$20.697
Accumulation unit value at end of period	$26.372	$24.929	$24.306	$23.381	$20.106	$22.348
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.523	$32.552	$28.599	$22.585	$25.276	$23.590
Accumulation unit value at end of period	$41.322	$37.523	$32.552	$28.599	$22.585	$25.276
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.934	$35.392	$32.194	$25.060	$30.612	$27.940
Accumulation unit value at end of period	$43.759	$36.934	$35.392	$32.194	$25.060	$30.612
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$48.150	$46.150	$45.291	$34.586	$50.202	$42.977
Accumulation unit value at end of period	$50.694	$48.130	$46.150	$45.291	$34.586	$50.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$148.045	$143.274	$131.408	$103.818	$135.465	$122.593
Accumulation unit value at end of period	$168.889	$148.045	$143.274	$131.408	$103.818	$135.465
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.572	$13.312	$12.167	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.669	$13.572	$13.312	$12.167	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.275	$16.112	$13.210	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.921	$17.275	$16.112	$13.210	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.787	$11.785	$10.890	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.576	$11.787	$11.785	$10.890	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.285	$10.189	$9.990	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.546	$10.285	$10.189	$9.990	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.254	$10.266	$9.971	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.349	$10.254	$10.266	$9.971	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.503	$14.436	$12.392	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.018	$16.503	$14.436	$12.392	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.502	$13.307	$11.986	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.922	$14.502	$13.307	$11.986	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.349	$17.792	$14.474	$10.000	N/A	N/A
Accumulation unit value at end of period	$28.219	$22.349	$17.792	$14.474	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.653	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.671	$14.653	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.129	$6.776	$4.670	$5.225	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.129	$6.776	$4.670	$5.225
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	1	1	1	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$25.180	$17.881	$16.102	$12.515	$12.968	$10.895
Accumulation unit value at end of period	$30.215	$25.180	$17.881	$16.102	$12.515	$12.968
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.428	$11.099	$10.244	N/A	N/A	N/A
Accumulation unit value at end of period	$13.002	$11.428	$11.099	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.867	$10.774	$10.055	N/A	N/A	N/A
Accumulation unit value at end of period	$12.442	$10.867	$10.774	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.283	$11.216	$10.401	N/A	N/A	N/A
Accumulation unit value at end of period	$13.487	$12.283	$11.216	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.181	$11.420	$10.096	N/A	N/A	N/A
Accumulation unit value at end of period	$14.828	$13.181	$11.420	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.472	$11.528	$10.277	N/A	N/A	N/A
Accumulation unit value at end of period	$14.350	$12.472	$11.528	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.878	$15.468	$13.257	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.304	$16.878	$15.468	$13.257	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.814	$14.690	$12.311	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.214	$15.814	$14.690	$12.311	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.820	$17.480	$13.945	$10.404	$13.472	$11.138
Accumulation unit value at end of period	$20.202	$17.820	$17.480	$13.945	$10.404	$13.472
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$32.122	$30.186	$28.219	$25.101	$27.220	$26.040
Accumulation unit value at end of period	$35.058	$32.122	$30.186	$28.219	$25.101	$27.220
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.971	$22.345	$21.690	$16.704	$23.059	$20.099
Accumulation unit value at end of period	$25.219	$22.971	$22.345	$21.690	$16.704	$23.059
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.982	$27.082	$22.755	$17.087	$24.055	$21.044
Accumulation unit value at end of period	$33.577	$29.982	$27.082	$22.755	$17.087	$24.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.842	$15.532	$13.377	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.103	$16.842	$15.532	$13.377	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.936	$15.630	$13.430	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.144	$15.936	$15.630	$13.430	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.925	$28.676	$27.766	$22.718	$30.937	$27.370
Accumulation unit value at end of period	$34.868	$29.925	$28.676	$27.766	$22.718	$30.937
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0

Subaccount	2006	2005	2004	2003	2002	2001
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.373	$12.937	$12.311	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.195	$13.373	$12.937	$12.311	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.632	$16.572	$14.143	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.556	$18.632	$16.572	$14.143	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.924	$11.859	$11.065	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.839	$11.924	$11.859	$11.065	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.563	$13.013	$12.096	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.343	$13.563	$13.013	$12.096	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.419	$16.106	$13.711	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.688	$17.419	$16.106	$13.711	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.599	$14.131	$12.004	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.791	$15.599	$14.131	$12.004	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.672	$11.554	$10.810	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.338	$11.672	$11.554	$10.810	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.095	$4.916	$3.999	$5.748	$5.204
Accumulation unit value at end of period+	N/A	N/A	$5.095	$4.916	$3.999	$5.748
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.614	$1.471	$1.125	$1.539	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.614	$1.471	$1.125	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.60%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.609	$13.055	$12.205	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.598	$13.609	$13.055	$12.205	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.328	$12.521	$11.826	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.806	$13.328	$12.521	$11.826	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.745	$17.561	$13.063	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.715	$19.745	$17.561	$13.063	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.343	$14.211	$11.686	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.182	$16.343	$14.211	$11.686	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.880	$47.046	$45.311	$34.059	$51.643	$45.573
Accumulation unit value at end of period	$53.695	$51.880	$47.046	$45.311	$34.059	$51.643
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.259	$31.692	$28.485	$19.581	$28.237	$23.809
Accumulation unit value at end of period	$37.140	$34.259	$31.692	$28.485	$19.581	$28.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.949	$36.463	$31.781	$22.684	$31.240	$26.645
Accumulation unit value at end of period	$49.555	$41.949	$36.463	$31.781	$22.684	$31.240
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.321	$7.109	$6.392	$5.021	$6.327	$5.752
Accumulation unit value at end of period	$8.438	$7.321	$7.109	$6.392	$5.021	$6.327
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.723	$9.405	$8.358	$6.585	$7.656	$6.716
Accumulation unit value at end of period	$11.356	$9.723	$9.405	$8.358	$6.585	$7.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.762	$12.517	$10.180	$7.239	$8.316	$6.933
Accumulation unit value at end of period	$20.559	$15.762	$12.517	$10.180	$7.239	$8.316
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.176	$14.154	$12.589	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.084	$15.176	$14.154	$12.589	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.859	$24.375	$23.318	$18.801	$26.885	$24.518
Accumulation unit value at end of period	$26.720	$24.859	$24.375	$23.318	$18.801	$26.885
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.682	$15.809	$13.592	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.125	$15.682	$15.809	$13.592	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.407	$8.324	$8.026	$7.762	$7.325	$7.386
Accumulation unit value at end of period	$8.665	$8.407	$8.324	$8.026	$7.762	$7.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.273	$18.903	$17.786	$14.241	$20.433	$17.768
Accumulation unit value at end of period	$21.657	$20.273	$18.903	$17.786	$14.241	$20.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.118	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.434	$11.118	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$14.084	$12.318	$10.740	$8.541	$10.631	$10.567
Accumulation unit value at end of period	$17.455	$14.084	$12.318	$10.740	$8.541	$10.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.442	$7.250	$6.898	$5.942	$7.117	$6.715
Accumulation unit value at end of period	$8.076	$7.442	$7.250	$6.898	$5.942	$7.117
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.467	$1.458	$1.417	$1.369	$1.288	$1.299
Accumulation unit value at end of period	$1.505	$1.467	$1.458	$1.417	$1.369	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.112	$1.946	$1.569	$1.122	$1.286	$1.093
Accumulation unit value at end of period	$2.599	$2.112	$1.946	$1.569	$1.122	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.266	$2.244	$2.198	$2.184	$2.053	$2.065
Accumulation unit value at end of period	$2.323	$2.266	$2.244	$2.198	$2.184	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.595	$7.428	$6.714	$5.473	$5.578	$5.298
Accumulation unit value at end of period	$8.259	$7.595	$7.428	$6.714	$5.473	$5.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.209	$1.960	$1.684	$1.318	$1.548	$1.423
Accumulation unit value at end of period	$2.730	$2.209	$1.960	$1.684	$1.318	$1.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.137	$2.130	$1.966	$1.506	$1.800	$1.666
Accumulation unit value at end of period	$2.428	$2.137	$2.130	$1.966	$1.506	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.616	$2.585	$2.603	$2.625	$2.631	$2.629
Accumulation unit value at end of period	$2.695	$2.616	$2.585	$2.603	$2.625	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.101	$1.993	$1.824	$1.394	$2.129	$1.684
Accumulation unit value at end of period	$2.177	$2.101	$1.993	$1.824	$1.394	$2.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.868	$0.850	$0.847	$0.587	$0.925	$0.713
Accumulation unit value at end of period	$0.861	$0.868	$0.850	$0.847	$0.587	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.773	$24.190	$23.303	$20.069	$22.340	$20.697
Accumulation unit value at end of period	$26.168	$24.773	$24.190	$23.303	$20.069	$22.340
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.288	$32.396	$28.504	$22.543	$25.266	$23.589
Accumulation unit value at end of period	$41.003	$37.288	$32.396	$28.504	$22.543	$25.266
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.702	$5.222	$32.087	$25.013	$30.600	$27.939
Accumulation unit value at end of period	$43.421	$36.702	$35.222	$32.087	$25.013	$30.600
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.829	$45.928	$45.140	$34.522	$50.183	$42.976
Accumulation unit value at end of period	$50.302	$47.829	$45.928	$45.140	$34.522	$50.183
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$147.116	$142.585	$130.970	$103.625	$135.413	$122.592
Accumulation unit value at end of period	$167.582	$147.116	$142.585	$130.970	$103.625	$135.413
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.519	$13.279	$12.155	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.585	$13.519	$13.279	$12.155	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.207	$16.073	$13.197	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.813	$17.207	$16.073	$13.197	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.740	$11.756	$10.879	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.508	$11.740	$11.756	$10.879	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.245	$10.164	$9.980	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.489	$10.245	$10.164	$9.980	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.213	$10.241	$9.961	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.293	$10.213	$10.241	$9.961	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.438	$14.401	$12.379	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.910	$16.438	$14.401	$12.379	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.445	$13.274	$11.974	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.831	$14.445	$13.274	$11.974	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.261	$17.748	$14.460	$10.000	N/A	N/A
Accumulation unit value at end of period	$28.066	$22.261	$17.748	$14.460	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.652	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.639	$14.652	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.089	$6.753	$4.661	$5.223	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.089	$6.753	$4.661	$5.223
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$25.022	$17.795	$16.048	$12.491	$12.963	$10.894
Accumulation unit value at end of period	$29.981	$25.022	$17.795	$16.048	$12.491	$12.963
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.394	$11.082	$10.238	N/A	N/A	N/A
Accumulation unit value at end of period	$12.944	$11.394	$11.082	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.835	$10.757	$10.049	N/A	N/A	N/A
Accumulation unit value at end of period	$12.387	$10.835	$10.757	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.246	$11.199	$10.395	N/A	N/A	N/A
Accumulation unit value at end of period	$13.427	$12.246	$11.199	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.142	$11.402	$10.091	N/A	N/A	N/A
Accumulation unit value at end of period	$14.761	$13.142	$11.402	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.434	$11.510	$10.271	N/A	N/A	N/A
Accumulation unit value at end of period	$14.285	$12.434	$11.510	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.812	$15.430	$13.244	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.195	$16.812	$15.430	$13.244	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.752	$14.653	$12.298	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.285	$15.752	$14.653	$12.298	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.708	$17.396	$13.899	$10.385	$13.467	$11.137
Accumulation unit value at end of period	$20.045	$17.708	$17.396	$13.899	$10.385	$13.467
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.920	$30.041	$28.125	$25.055	$27.209	$26.039
Accumulation unit value at end of period	$34.787	$31.920	$30.041	$28.125	$25.055	$27.209
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.826	$22.237	$21.617	$16.673	$23.050	$20.098
Accumulation unit value at end of period	$25.024	$22.826	$22.237	$21.617	$16.673	$23.050
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.794	$26.952	$22.679	$17.055	$24.045	$21.043
Accumulation unit value at end of period	$33.318	$29.794	$26.952	$22.679	$17.055	$24.045
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.775	$15.493	$13.363	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.000	$16.775	$15.493	$13.363	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.873	$15.592	$13.416	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.041	$15.873	$15.592	$13.416	N/A	N/A
Number of accumulation units outstanding at end of period	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.737	$28.538	$27.673	$22.676	$30.925	$27.370
Accumulation unit value at end of period	$34.599	$29.737	$28.538	$27.673	$22.676	$30.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.320	$12.905	$12.299	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.118	$13.320	$12.905	$12.299	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.559	$16.531	$14.129	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.440	$18.559	$16.531	$14.129	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.877	$11.829	$11.054	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.769	$11.877	$11.829	$11.054	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.510	$12.980	$12.084	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.260	$13.510	$12.980	$12.084	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.351	$16.067	$13.697	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.582	$17.351	$16.067	$13.697	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.537	$14.096	$11.992	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.706	$15.537	$14.096	$11.992	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.626	$11.526	$10.800	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.271	$11.626	$11.526	$10.800	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.078	$4.907	$3.998	$5.754	$5.211
Accumulation unit value at end of period++	N/A	N/A	$5.078	$4.907	$3.998	$5.754
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.606	$1.466	$1.123	$1.539	$1.367
Accumulation unit value at end of period++	N/A	N/A	$1.606	$1.466	$1.123	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.60%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.609	$13.055	$12.205	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.598	$13.609	$13.055	$12.205	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.328	$12.521	$11.826	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.806	$13.328	$12.521	$11.826	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.745	$17.561	$13.063	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.715	$19.745	$17.561	$13.063	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.343	$14.211	$11.686	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.182	$16.343	$14.211	$11.686	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.880	$47.046	$45.311	$34.059	$51.643	$45.573
Accumulation unit value at end of period	$53.695	$51.880	$47.046	$45.311	$34.059	$51.643
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.259	$31.692	$28.485	$19.581	$28.237	$23.809
Accumulation unit value at end of period	$37.140	$34.259	$31.692	$28.485	$19.581	$28.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.949	$36.463	$31.781	$22.684	$31.240	$26.645
Accumulation unit value at end of period	$49.555	$41.949	$36.463	$31.781	$22.684	$31.240
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.321	$7.109	$6.392	$5.021	$6.327	$5.752
Accumulation unit value at end of period	$8.438	$7.321	$7.109	$6.392	$5.021	$6.327
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.723	$9.405	$8.358	$6.585	$7.656	$6.716
Accumulation unit value at end of period	$11.356	$9.723	$9.405	$8.358	$6.585	$7.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.762	$12.517	$10.180	$7.239	$8.316	$6.933
Accumulation unit value at end of period	$20.559	$15.762	$12.517	$10.180	$7.239	$8.316
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.176	$14.154	$12.589	$10.00	N/A	N/A
Accumulation unit value at end of period	$16.084	$15.176	$14.154	$12.589	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.859	$24.375	$23.318	$18.801	$26.885	$24.518
Accumulation unit value at end of period	$26.720	$24.859	$24.375	$23.318	$18.801	$26.885
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.682	$15.809	$13.592	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.125	$15.682	$15.809	$13.592	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.407	$8.324	$8.026	$7.762	$7.325	$7.386
Accumulation unit value at end of period	$8.665	$8.407	$8.324	$8.026	$7.762	$7.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.273	$18.903	$17.786	$14.241	$20.433	$17.768
Accumulation unit value at end of period	$21.657	$20.273	$18.903	$17.786	$14.241	$20.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.118	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.434	$11.118	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$14.084	$12.318	$10.740	$8.541	$10.631	$10.567
Accumulation unit value at end of period	$17.455	$14.084	$12.318	$10.740	$8.541	$10.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.934	$6.755	$6.427	$5.536	$6.631	$6.256
Accumulation unit value at end of period	$7.524	$6.934	$6.755	$6.427	$5.536	$6.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.467	$1.458	$1.417	$1.369	$1.288	$1.299
Accumulation unit value at end of period	$1.505	$1.467	$1.458	$1.417	$1.369	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.112	$1.946	$1.569	$1.122	$1.286	$1.093
Accumulation unit value at end of period	$2.599	$2.112	$1.946	$1.569	$1.122	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.266	$2.244	$2.198	$2.184	$2.053	$2.065
Accumulation unit value at end of period	$2.323	$2.266	$2.244	$2.198	$2.184	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.399	$7.236	$6.540	$5.332	$5.434	$5.161
Accumulation unit value at end of period	$8.046	$7.399	$7.236	$6.540	$5.332	$5.434
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.209	$1.960	$1.684	$1.318	$1.548	$1.423
Accumulation unit value at end of period	$2.730	$2.209	$1.960	$1.684	$1.318	$1.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.137	$2.130	$1.966	$1.506	$1.800	$1.666
Accumulation unit value at end of period	$2.428	$2.137	$2.130	$1.966	$1.506	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.616	$2.585	$2.603	$2.625	$2.631	$2.629
Accumulation unit value at end of period	$2.695	$2.616	$2.585	$2.603	$2.625	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.101	$1.993	$1.824	$1.394	$2.129	$1.684
Accumulation unit value at end of period	$2.177	$2.101	$1.993	$1.824	$1.394	$2.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.868	$0.850	$0.847	$0.587	$0.925	$0.713
Accumulation unit value at end of period	$0.861	$0.868	$0.850	$0.847	$0.587	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.773	$24.190	$23.303	$20.069	$22.340	$20.697
Accumulation unit value at end of period	$26.168	$24.773	$24.190	$23.303	$20.069	$22.340
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.288	$32.396	$28.504	$22.543	$25.266	$23.589
Accumulation unit value at end of period	$41.003	$37.288	$32.396	$28.504	$22.543	$25.266
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.702	$35.222	$32.087	$25.013	$30.600	$27.939
Accumulation unit value at end of period	$43.421	$36.702	$35.222	$32.087	$25.013	$30.600
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.829	$45.928	$45.140	$34.522	$50.183	$42.976
Accumulation unit value at end of period	$50.302	$47.829	$45.928	$45.140	$34.522	$50.183
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$147.116	$142.585	$30.970	$103.625	$135.413	$122.592
Accumulation unit value at end of period	$167.582	$147.116	$142.585	$130.970	$103.625	$135.413
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.519	$13.279	$12.155	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.585	$13.519	$13.279	$12.155	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.207	$16.073	$13.197	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.813	$17.207	$16.073	$13.197	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.740	$11.756	$10.879	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.508	$11.740	$11.756	$10.879	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.245	$10.164	$9.980	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.489	$10.245	$10.164	$9.980	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.213	$10.241	$9.961	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.293	$10.213	$10.241	$9.961	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.438	$14.401	$12.379	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.910	$16.438	$14.401	$12.379	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.445	$13.274	$11.974	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.831	$14.445	$13.274	$11.974	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.261	$17.748	$14.460	$10.000	N/A	N/A
Accumulation unit value at end of period	$28.066	$22.261	$17.748	$14.460	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.652	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.639	$14.652	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.089	$6.753	$4.661	$5.223	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.089	$6.753	$4.661	$5.223
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$25.022	$17.795	$16.048	$12.491	$12.963	$10.894
Accumulation unit value at end of period	$29.981	$25.022	$17.795	$16.048	$12.491	$12.963
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.394	$11.082	$10.238	N/A	N/A	N/A
Accumulation unit value at end of period	$12.944	$11.394	$11.082	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.835	$10.757	$10.049	N/A	N/A	N/A
Accumulation unit value at end of period	$12.387	$10.835	$10.757	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.246	$11.199	$10.395	N/A	N/A	N/A
Accumulation unit value at end of period	$13.427	$12.246	$11.199	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.142	$11.402	$10.091	N/A	N/A	N/A
Accumulation unit value at end of period	$14.761	$13.142	$11.402	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.434	$11.510	$10.271	N/A	N/A	N/A
Accumulation unit value at end of period	$14.285	$12.434	$11.510	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.812	$15.430	$13.244	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.195	$16.812	$15.430	$13.244	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.752	$14.653	$12.298	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.116	$15.752	$14.653	$12.298	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.708	$17.396	$13.899	$10.385	$13.467	$11.137
Accumulation unit value at end of period	$20.045	$17.708	$17.396	$13.899	$10.385	$13.467
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.920	$30.041	$28.125	$25.055	$27.209	$26.039
Accumulation unit value at end of period	$34.787	$31.920	$30.041	$28.125	$25.055	$27.209
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.826	$22.237	$21.617	$16.673	$23.050	$20.098
Accumulation unit value at end of period	$25.024	$22.826	$22.237	$21.617	$16.673	$23.050
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.794	$26.952	$22.679	$17.055	$24.045	$21.043
Accumulation unit value at end of period	$33.318	$29.794	$26.952	$22.679	$17.055	$24.045
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.775	$15.493	$13.363	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.000	$16.775	$15.493	$13.363	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.873	$15.592	$13.416	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.041	$15.873	$15.592	$13.416	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.737	$28.538	$27.673	$22.676	$30.925	$27.370
Accumulation unit value at end of period	$34.599	$29.737	$28.538	$27.673	$22.676	$30.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.320	$12.905	$12.299	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.118	$13.320	$12.905	$12.299	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.559	$16.531	$14.129	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.440	$18.559	$16.531	$14.129	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.877	$11.829	$11.054	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.769	$11.877	$11.829	$11.054	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.510	$12.980	$12.084	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.260	$13.510	$12.980	$12.084	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.351	$16.067	$13.697	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.582	$17.351	$16.067	$13.697	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.537	$14.096	$11.992	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.427	$15.537	$14.096	$11.992	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.626	$11.526	$10.800	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.271	$11.626	$11.526	$10.800	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.071	$4.900	$3.992	$5.745	$5.204
Accumulation unit value at end of period+	N/A	N/A	$5.071	$4.900	$3.992	$5.745
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.606	$1.466	$1.123	$1.539	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.606	$1.466	$1.123	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.65%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.591	$13.044	$12.201	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.570	$13.591	$13.044	$12.201	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.311	$12.510	$11.823	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.781	$13.311	$12.510	$11.823	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.719	$17.546	$13.059	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.665	$19.719	$17.546	$13.059	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.321	$14.199	$11.682	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.145	$16.321	$14.199	$11.682	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.722	$46.971	$45.260	$34.038	$51.636	$45.573
Accumulation unit value at end of period	$53.556	$51.772	$46.971	$45.260	$34.038	$51.636
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	0
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.187	$31.641	$28.453	$19.569	$28.234	$23.809
Accumulation unit value at end of period	$37.044	$34.187	$31.641	$28.453	$19.569	$28.234
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.861	$36.404	$31.746	$22.670	$31.236	$26.645
Accumulation unit value at end of period	$49.427	$41.861	$36.404	$31.746	$22.670	$31.236
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.306	$7.097	$6.385	$5.018	$6.326	$5.752
Accumulation unit value at end of period	$8.416	$7.306	$7.097	$6.385	$5.018	$6.326
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.703	$9.390	$8.349	$6.581	$7.656	$6.716
Accumulation unit value at end of period	$11.327	$9.703	$9.390	$8.349	$6.581	$7.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.729	$12.497	$10.168	$7.234	$8.315	$6.933
Accumulation unit value at end of period	$20.506	$15.729	$12.497	$10.168	$7.234	$8.315
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.156	$14.142	$12.585	$10.00	N/A	N/A
Accumulation unit value at end of period	$16.055	$15.156	$14.142	$12.585	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.807	$24.336	$23.292	$18.790	$26.881	$24.518
Accumulation unit value at end of period	$26.651	$24.807	$24.336	$23.292	$18.790	$26.881
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.661	$15.796	$13.587	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.095	$15.661	$15.796	$13.587	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.389	$8.311	$8.017	$7.757	$7.324	$7.386
Accumulation unit value at end of period	$8.643	$8.389	$8.311	$8.017	$7.757	$7.324
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.231	$18.873	$17.766	$14.233	$20.431	$17.768
Accumulation unit value at end of period	$21.600	$20.231	$18.873	$17.766	$14.233	$20.431
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.114	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.424	$11.114	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$14.055	$12.298	$10.728	$8.536	$10.629	$10.567
Accumulation unit value at end of period	$17.410	$14.055	$12.298	$10.728	$8.536	$10.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.427	$7.238	$6.890	$5.938	$7.116	$6.715
Accumulation unit value at end of period	$8.055	$7.427	$7.238	$6.890	$5.938	$7.116
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	5	5	4	4
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.464	$1.455	$1.415	$1.368	$1.288	$1.299
Accumulation unit value at end of period	$1.502	$1.464	$1.455	$1.415	$1.368	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	6	6	12	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.107	$1.943	$1.567	$1.122	$1.286	$1.093
Accumulation unit value at end of period	$2.593	$2.107	$1.943	$1.567	$1.122	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	6	5	0	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.261	$2.241	$2.195	$2.182	$2.053	$2.065
Accumulation unit value at end of period	$2.317	$2.261	$2.241	$2.195	$2.182	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	4	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.579	$7.416	$6.706	$5.470	$5.577	$5.298
Accumulation unit value at end of period	$8.238	$7.579	$7.416	$6.706	$5.470	$5.577
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.204	$1.957	$1.682	$1.317	$1.547	$1.423
Accumulation unit value at end of period	$2.723	$2.204	$1.957	$1.682	$1.317	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.133	$2.126	$1.964	$1.505	$1.800	$1.666
Accumulation unit value at end of period	$2.422	$2.133	$2.126	$1.964	$1.505	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.610	$2.581	$2.600	$2.624	$2.631	$2.629
Accumulation unit value at end of period	$2.688	$2.610	$2.581	$2.600	$2.624	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.096	$1.990	$1.822	$1.393	$2.129	$1.684
Accumulation unit value at end of period	$2.171	$2.096	$1.990	$1.822	$1.393	$2.129
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.866	$0.849	$0.846	$0.587	$0.925	$0.713
Accumulation unit value at end of period	$0.858	$0.866	$0.849	$0.846	$0.587	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	1	1	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.721	$24.151	$23.277	$20.056	$22.337	$20.697
Accumulation unit value at end of period	$26.100	$24.721	$24.151	$23.277	$20.056	$22.337
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.210	$32.344	$28.472	$22.529	$25.263	$23.589
Accumulation unit value at end of period	$40.897	$37.210	$32.344	$28.472	$22.529	$25.263
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.625	$35.165	$32.051	$24.998	$30.596	$27.939
Accumulation unit value at end of period	$43.309	$36.625	$35.165	$32.051	$24.998	$30.596
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.728	$45.855	$45.090	$34.500	$50.177	$42.976
Accumulation unit value at end of period	$50.172	$47.728	$45.855	$45.090	$34.500	$50.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$146.808	$142.356	$130.824	$103.561	$135.396	$122.591
Accumulation unit value at end of period	$167.149	$146.808	$142.356	$130.824	$103.561	$135.396
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.501	$13.268	$12.151	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.557	$13.501	$13.268	$12.151	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.185	$16.060	$13.192	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.778	$17.185	$16.060	$13.192	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.725	$11.747	$10.876	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.486	$11.725	$11.747	$10.876	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.231	$10.156	$9.977	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.470	$10.231	$10.156	$9.977	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.200	$10.232	$9.958	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.275	$10.200	$10.232	$9.958	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.416	$14.389	$12.375	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.874	$16.416	$14.389	$12.375	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.426	$13.263	$11.970	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.801	$14.426	$13.263	$11.970	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.232	$17.734	$14.455	$10.000	N/A	N/A
Accumulation unit value at end of period	$28.016	$22.232	$17.734	$14.455	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.651	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.629	$14.651	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.077	$6.746	$4.658	$5.222	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.077	$6.746	$4.658	$5.222
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.969	$17.766	$16.030	$12.484	$12.962	$10.894
Accumulation unit value at end of period	$29.904	$24.969	$17.766	$16.030	$12.484	$12.962
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.382	$11.076	$10.236	N/A	N/A	N/A
Accumulation unit value at end of period	$12.925	$11.382	$11.076	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.824	$10.752	$10.047	N/A	N/A	N/A
Accumulation unit value at end of period	$12.368	$10.824	$10.752	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.234	$11.194	$10.394	N/A	N/A	N/A
Accumulation unit value at end of period	$13.407	$12.234	$11.194	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.129	$11.396	$10.089	N/A	N/A	N/A
Accumulation unit value at end of period	$14.739	$13.129	$11.396	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.422	$11.504	$10.270	N/A	N/A	N/A
Accumulation unit value at end of period	$14.264	$12.422	$11.504	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.790	$15.417	$13.240	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.158	$16.790	$15.417	$13.240	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.731	$14.641	$12.294	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.083	$15.731	$14.641	$12.294	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.671	$17.368	$13.883	$10.378	$13.465	$11.137
Accumulation unit value at end of period	$19.994	$17.671	$17.368	$13.883	$10.378	$13.465
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.853	$29.993	$28.094	$25.039	$27.206	$26.039
Accumulation unit value at end of period	$34.697	$31.853	$29.993	$28.094	$25.039	$27.206
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	3	1
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.779	$22.202	$21.593	$16.662	$23.048	$20.098
Accumulation unit value at end of period	$24.960	$22.779	$22.202	$21.593	$16.662	$23.048
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	0
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.731	$26.909	$22.654	$17.044	$24.042	$21.043
Accumulation unit value at end of period	$33.231	$29.731	$26.909	$22.654	$17.044	$24.042
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.753	$15.481	$13.359	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.965	$16.753	$15.481	$13.359	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.852	$15.579	$13.412	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.007	$15.852	$15.579	$13.412	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.675	$28.492	$27.642	$22.661	$30.922	$27.370
Accumulation unit value at end of period	$34.509	$29.675	$28.492	$27.642	$22.661	$30.922
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.303	$12.895	$12.295	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.093	$13.303	$12.895	$12.295	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.535	$16.517	$14.124	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.401	$18.535	$16.517	$14.124	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.862	$11.820	$11.050	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.746	$11.862	$11.820	$11.050	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.492	$12.970	$12.080	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.233	$13.492	$12.970	$12.080	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.328	$16.053	$13.693	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.546	$17.328	$16.053	$13.693	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.517	$14.084	$11.988	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.678	$15.517	$14.084	$11.988	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.611	$11.516	$10.796	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.249	$11.611	$11.516	$10.796	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.070	$4.902	$3.995	$5.753	$5.211
Accumulation unit value at end of period+	N/A	N/A	$5.070	$4.902	$3.995	$5.753
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	1	0	0	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.604	$1.464	$1.122	$1.539	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.604	$1.464	$1.122	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.65%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.591	$13.044	$12.201	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.570	$13.591	$13.044	$12.201	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.311	$12.510	$11.823	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.781	$13.311	$12.510	$11.823	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.719	$17.546	$13.059	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.665	$19.719	$17.546	$13.059	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.321	$14.199	$11.682	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.145	$16.321	$14.199	$11.682	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.772	$46.971	$45.260	$34.038	$51.636	$45.573
Accumulation unit value at end of period	$53.556	$51.772	$46.971	$45.260	$34.038	$51.636
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.187	$31.641	$28.453	$19.569	$28.237	$23.809
Accumulation unit value at end of period	$37.044	$34.187	$31.641	$28.453	$19.569	$28.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.861	$36.404	$31.746	$22.670	$31.236	$26.645
Accumulation unit value at end of period	$49.427	$41.861	$36.404	$31.746	$22.670	$31.236
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.306	$7.097	$6.385	$5.018	$6.326	$5.752
Accumulation unit value at end of period	$8.416	$7.306	$7.097	$6.385	$5.018	$6.326
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.703	$9.390	$8.349	$6.581	$7.656	$6.716
Accumulation unit value at end of period	$11.327	$9.703	$9.390	$8.349	$6.581	$7.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.729	$12.497	$10.168	$7.234	$8.315	$6.933
Accumulation unit value at end of period	$20.506	$15.729	$12.497	$10.168	$7.234	$8.315
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.156	$14.142	$12.585	$10.00	N/A	N/A
Accumulation unit value at end of period	$16.055	$15.156	$14.142	$12.585	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.807	$24.336	$23.292	$18.790	$26.881	$24.518
Accumulation unit value at end of period	$26.651	$24.807	$24.336	$23.292	$18.790	$26.881
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.661	$15.796	$13.587	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.095	$15.661	$15.796	$13.587	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.389	$8.311	$8.017	$7.757	$7.324	$7.386
Accumulation unit value at end of period	$8.643	$8.389	$8.311	$8.017	$7.757	$7.324
Number of accumulation units outstanding at end of period (000’s omitted)		—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.231	$18.873	$17.766	$14.233	$20.431	$17.768
Accumulation unit value at end of period	$21.600	$20.231	$18.873	$17.766	$14.233	$20.431
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.114	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.424	$11.114	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$14.055	$12.298	$10.728	$8.536	$10.629	$10.567
Accumulation unit value at end of period	$17.410	$14.055	$12.298	$10.728	$8.536	$10.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.920	$6.744	$6.419	$5.533	$6.630	$6.256
Accumulation unit value at end of period	$7.505	$6.920	$6.744	$6.419	$5.533	$6.630
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.464	$1.455	$1.415	$1.368	$1.288	$1.299
Accumulation unit value at end of period	$1.502	$1.464	$1.455	$1.415	$1.368	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.107	$1.943	$1.567	$1.122	$1.286	$1.093
Accumulation unit value at end of period	$2.593	$2.107	$1.943	$1.567	$1.122	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.261	$2.241	$2.195	$2.182	$2.053	$2.065
Accumulation unit value at end of period	$2.317	$2.261	$2.241	$2.195	$2.182	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.384	$7.224	$6.533	$5.329	$5.433	$5.161
Accumulation unit value at end of period	$8.025	$7.384	$7.224	$6.533	$5.329	$5.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.204	$1.957	$1.682	$1.317	$1.547	$1.423
Accumulation unit value at end of period	$2.723	$2.204	$1.957	$1.682	$1.317	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.133	$2.126	$1.964	$1.505	$1.800	$1.666
Accumulation unit value at end of period	$2.422	$2.133	$2.126	$1.964	$1.505	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.610	$2.581	$2.600	$2.624	$2.631	$2.629
Accumulation unit value at end of period	$2.688	$2.610	$2.581	$2.600	$2.624	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.096	$1.990	$1.822	$1.393	$2.129	$1.684
Accumulation unit value at end of period	$2.171	$2.096	$1.990	$1.822	$1.393	$2.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.866	$0.849	$0.846	$0.587	$0.925	$0.713
Accumulation unit value at end of period	$0.858	$0.866	$0.849	$0.846	$0.587	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.721	$24.151	$23.277	$20.056	$22.337	$20.697
Accumulation unit value at end of period	$26.100	$24.721	$24.151	$23.277	$20.056	$22.337
Number of accumulation units outstanding at end of period (000’s omitted)		—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.210	$32.344	$28.472	$22.529	$25.263	$23.589
Accumulation unit value at end of period	$40.897	$37.210	$32.344	$28.472	$22.529	$25.263
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.625	$35.165	$32.051	$24.998	$30.596	$27.939
Accumulation unit value at end of period	$43.309	$36.625	$35.165	$32.051	$24.998	$30.596
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.728	$45.855	$45.090	$34.500	$50.177	$42.976
Accumulation unit value at end of period	$50.172	$47.728	$45.855	$45.090	$34.500	$50.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$146.808	$142.356	$130.824	$103.561	$135.396	$122.591
Accumulation unit value at end of period	$167.149	$146.808	$142.356	$130.824	$103.561	$135.396
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.501	$13.268	$12.151	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.557	$13.501	$13.268	$12.151	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.185	$16.060	$13.192	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.778	$17.185	$16.060	$13.192	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.725	$11.747	$10.876	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.486	$11.725	$11.747	$10.876	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.231	$10.156	$9.977	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.470	$10.231	$10.156	$9.977	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.200	$10.232	$9.958	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.275	$10.200	$10.232	$9.958	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.416	$14.389	$12.375	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.874	$16.416	$14.389	$12.375	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.426	$13.263	$11.970	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.801	$14.426	$13.263	$11.970	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.232	$17.734	$14.455	$10.000	N/A	N/A
Accumulation unit value at end of period	$28.016	$22.232	$17.734	$14.455	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.651	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.629	$14.651	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.077	$6.746	$4.658	$5.222	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.077	$6.746	$4.658	$5.222
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.969	$17.766	$16.030	$12.484	$12.962	$10.894
Accumulation unit value at end of period	$29.904	$24.969	$17.766	$16.030	$12.484	$12.962
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.382	$11.076	$10.236	N/A	N/A	N/A
Accumulation unit value at end of period	$12.368	$11.382	$11.076	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.824	$10.752	$10.047	N/A	N/A	N/A
Accumulation unit value at end of period	$12.368	$10.824	$10.752	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.234	$11.194	$10.394	N/A	N/A	N/A
Accumulation unit value at end of period	$13.407	$12.234	$11.194	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.129	$11.396	$10.089	N/A	N/A	N/A
Accumulation unit value at end of period	$14.739	$13.129	$11.396	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.422	$11.504	$10.270	N/A	N/A	N/A
Accumulation unit value at end of period	$14.264	$12.422	$11.504	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.790	$15.417	$13.240	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.158	$16.790	$15.417	$13.240	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.731	$14.641	$12.294	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.083	$15.731	$14.641	$12.294	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.671	$17.368	$13.883	$10.378	$13.465	$11.137
Accumulation unit value at end of period	$19.994	$17.671	$17.368	$13.883	$10.378	$13.465
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.853	$29.993	$28.094	$25.039	$27.206	$26.039
Accumulation unit value at end of period	$34.697	$31.853	$29.993	$28.094	$25.039	$27.206
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.779	$22.202	$21.593	$16.662	$23.048	$20.098
Accumulation unit value at end of period	$24.960	$22.779	$22.202	$21.593	$16.662	$23.048
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.731	$26.909	$22.654	$17.044	$24.042	$21.043
Accumulation unit value at end of period	$33.231	$29.731	$26.909	$22.654	$17.044	$24.042
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.753	$15.481	$13.359	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.965	$16.753	$15.481	$13.359	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.852	$15.579	$13.412	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.007	$15.852	$15.579	$13.412	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.675	$28.492	$27.642	$22.661	$30.922	$27.370
Accumulation unit value at end of period	$34.509	$29.675	$28.492	$27.642	$22.661	$30.922
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.303	$12.895	$12.295	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.093	$13.303	$12.895	$12.295	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.535	$16.517	$14.124	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.401	$18.535	$16.517	$14.124	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.862	$11.820	$11.050	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.746	$11.862	$11.820	$11.050	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.492	$12.970	$12.080	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.233	$13.492	$12.970	$12.080	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.328	$16.053	$13.693	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.541	$17.328	$16.053	$13.693	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.517	$14.084	$11.988	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.678	$15.517	$14.084	$11.988	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.611	$11.516	$10.796	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.249	$11.611	$11.516	$10.796	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.063	$4.895	$3.989	$5.745	$5.204
Accumulation unit value at end of period+	N/A	N/A	$5.063	$4.895	$3.989	$5.745
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.604	$1.464	$1.122	$1.539	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.604	$1.464	$1.122	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.70%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.573	$13.033	$12.197	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.542	$13.573	$13.033	$12.197	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.293	$12.500	$11.819	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.756	$13.293	$12.500	$11.819	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.694	$17.532	$13.055	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.615	$19.694	$17.532	$13.055	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.300	$14.188	$11.678	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.109	$16.300	$14.188	$11.678	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.664	$46.896	$45.210	$34.017	$51.630	$45.572
Accumulation unit value at end of period	$53.418	$51.664	$46.896	$45.210	$34.017	$51.630
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.116	$31.590	$28.422	$19.557	$28.230	$23.808
Accumulation unit value at end of period	$36.949	$34.116	$31.590	$28.422	$19.557	$28.230
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.774	$36.346	$31.711	$22.656	$31.232	$26.645
Accumulation unit value at end of period	$49.300	$41.774	$36.346	$31.711	$22.656	$31.232
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—

Subaccount	2006	2005	2004	2003	2002	2001
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.291	$7.086	$6.378	$5.015	$6.325	$5.752
Accumulation unit value at end of period	$8.394	$7.291	$7.086	$6.378	$5.015	$6.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.683	$9.375	$8.339	$6.577	$7.655	$6.716
Accumulation unit value at end of period	$11.297	$9.683	$9.375	$8.339	$6.577	$7.655
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.696	$12.477	$10.157	$7.230	$8.314	$6.933
Accumulation unit value at end of period	$20.453	$15.696	$12.477	$10.157	$7.230	$8.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.136	$14.130	$12.581	$10.00	N/A	N/A
Accumulation unit value at end of period	$16.027	$15.136	$14.130	$12.581	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.756	$24.297	$23.266	$18.778	$26.878	$24.518
Accumulation unit value at end of period	$26.583	$24.756	$24.297	$23.266	$18.778	$26.878
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.641	$15.784	$13.583	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.064	$15.641	$15.784	$13.583	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DW Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.372	$8.298	$8.008	$7.752	$7.323	$7.386
Accumulation unit value at end of period	$8.620	$8.372	$8.298	$8.008	$7.752	$7.323
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.188	$18.843	$17.747	$14.224	$20.428	$17.768
Accumulation unit value at end of period	$21.545	$20.188	$18.843	$17.747	$14.224	$20.428
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.110	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.414	$11.110	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$14.026	$12.278	$10.716	$8.531	$10.628	$10.567
Accumulation unit value at end of period	$17.365	$14.026	$12.278	$10.716	$8.531	$10.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.411	$7.226	$6.882	$5.935	$7.115	$6.714
Accumulation unit value at end of period	$8.034	$7.411	$7.226	$6.882	$5.935	$7.115
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.461	$1.453	$1.414	$1.368	$1.288	$1.299
Accumulation unit value at end of period	$1.498	$1.461	$1.453	$1.414	$1.368	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.103	$1.940	$1.565	$1.121	$1.286	$1.093
Accumulation unit value at end of period	$2.586	$2.103	$1.940	$1.565	$1.121	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.256	$2.237	$2.193	$2.181	$2.053	$2.065
Accumulation unit value at end of period	$2.311	$2.256	$2.237	$2.193	$2.181	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.564	$7.404	$6.699	$5.467	$5.576	$5.298
Accumulation unit value at end of period	$8.216	$7.564	$7.404	$6.699	$5.467	$5.576
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.200	$1.954	$1.680	$1.316	$1.547	$1.423
Accumulation unit value at end of period	$2.716	$2.200	$1.954	$1.680	$1.316	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.128	$2.123	$1.961	$1.504	$1.800	$1.666
Accumulation unit value at end of period	$2.416	$2.128	$2.123	$1.961	$1.504	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.605	$2.577	$2.597	$2.622	$2.631	$2.629
Accumulation unit value at end of period	$2.681	$2.605	$2.577	$2.597	$2.622	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.092	$1.987	$1.820	$1.392	$2.128	$1.684
Accumulation unit value at end of period	$2.165	$2.092	$1.987	$1.820	$1.392	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.864	$0.847	$0.845	$0.586	$0.925	$0.713
Accumulation unit value at end of period	$0.856	$0.864	$0.847	$0.845	$0.586	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.669	$24.112	$23.252	$20.044	$22.334	$20.697
Accumulation unit value at end of period	$26.033	$24.669	$24.112	$23.252	$20.044	$22.334
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.132	$32.292	$28.441	$22.515	$25.260	$23.589
Accumulation unit value at end of period	$40.791	$37.132	$32.292	$28.441	$22.515	$25.260
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.549	$35.109	$32.016	$24.983	$30.592	$27.939
Accumulation unit value at end of period	$43.197	$36.549	$35.109	$32.016	$24.983	$30.592
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.629	$45.781	$45.040	$34.479	$50.170	$42.976
Accumulation unit value at end of period	$50.043	$47.629	$45.781	$45.040	$34.479	$50.170
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$146.502	$142.129	$130.680	$103.497	$135.379	$122.591
Accumulation unit value at end of period	$166.719	$146.502	$142.129	$130.680	$103.497	$135.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.483	$13.258	$12.147	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.529	$13.483	$13.258	$12.147	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.162	$16.046	$13.188	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.742	$17.162	$16.046	$13.188	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.709	$11.737	$10.872	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.463	$11.709	$11.737	$10.872	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.218	$10.147	$9.974	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.451	$10.218	$10.147	$9.974	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.186	$10.224	$9.955	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.256	$10.186	$10.224	$9.955	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.395	$14.377	$12.371	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.838	$16.395	$14.377	$12.371	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.407	$13.252	$11.967	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.771	$14.407	$13.252	$11.967	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.203	$17.719	$14.450	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.966	$22.203	$17.719	$14.450	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.651	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.619	$14.651	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.064	$6.738	$4.655	$5.222	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.064	$6.738	$4.655	$5.222
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.917	$17.738	$16.013	$12.476	$12.960	$10.894
Accumulation unit value at end of period	$29.827	$24.917	$17.738	$16.013	$12.476	$12.960
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.371	$11.070	$10.235	N/A	N/A	N/A
Accumulation unit value at end of period	$12.906	$11.371	$11.070	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.813	$10.746	$10.045	N/A	N/A	N/A
Accumulation unit value at end of period	$12.350	$10.813	$10.746	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.222	$11.188	$10.392	N/A	N/A	N/A
Accumulation unit value at end of period	$13.387	$12.222	$11.188	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.116	$11.390	$10.087	N/A	N/A	N/A
Accumulation unit value at end of period	$14.718	$13.116	$11.390	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.409	$11.498	$10.268	N/A	N/A	N/A
Accumulation unit value at end of period	$14.243	$12.409	$11.498	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.768	$15.405	$13.236	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.122	$16.768	$15.405	$13.236	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.711	$14.629	$12.290	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.243	$15.711	$14.629	$12.290	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.634	$17.340	$13.868	$10.372	$13.464	$11.137
Accumulation unit value at end of period	$19.942	$17.634	$17.340	$13.868	$10.372	$13.464
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.787	$29.945	$28.063	$25.024	$27.202	$26.039
Accumulation unit value at end of period	$34.607	$31.787	$29.945	$28.063	$25.024	$27.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.731	$22.166	$21.570	$16.652	$23.045	$20.098
Accumulation unit value at end of period	$24.895	$22.731	$22.166	$21.570	$16.652	$23.045
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.669	$26.866	$22.629	$17.034	$24.039	$21.043
Accumulation unit value at end of period	$33.146	$29.669	$26.866	$22.629	$17.034	$24.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.732	$15.468	$13.355	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.931	$16.732	$15.468	$13.355	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.832	$15.566	$13.408	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.973	$15.832	$15.566	$13.408	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.613	$28.447	$27.612	$22.647	$30.918	$27.370
Accumulation unit value at end of period	$34.420	$29.613	$28.447	$27.612	$22.647	$30.918
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.286	$12.884	$12.291	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.068	$13.286	$12.884	$12.291	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.511	$16.504	$14.120	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.363	$18.511	$16.504	$14.120	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.846	$11.810	$11.047	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.723	$11.846	$11.810	$11.047	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.475	$12.959	$12.076	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.206	$13.475	$12.959	$12.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.305	$16.040	$13.688	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.511	$17.305	$16.040	$13.688	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.497	$14.073	$11.984	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.650	$15.497	$14.073	$11.984	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.595	$11.507	$10.793	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.227	$11.595	$11.507	$10.793	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.062	$4.896	$3.993	$5.752	$5.211
Accumulation unit value at end of period+	N/A	N/A	$5.062	$4.896	$3.993	$5.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.601	$1.462	$1.121	$1.539	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.601	$1.462	$1.121	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.70%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.573	$13.033	$12.197	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.542	$13.573	$13.033	$12.197	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.293	$12.500	$11.819	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.756	$13.293	$12.500	$11.819	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.694	$17.532	$13.055	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.615	$19.694	$17.532	$13.055	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.300	$14.188	$11.678	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.109	$16.300	$14.188	$11.678	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.664	$46.896	$45.210	$34.017	$51.630	$45.572
Accumulation unit value at end of period	$53.418	$51.664	$46.896	$45.210	$34.017	$51.630
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.116	$31.590	$28.422	$19.557	$28.230	$23.808
Accumulation unit value at end of period	$36.949	$34.116	$31.590	$28.422	$19.557	$28.230
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.774	$36.346	$31.711	$22.656	$31.232	$26.645
Accumulation unit value at end of period	$49.306	$41.774	$36.346	$31.711	$22.656	$31.232
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.291	$7.086	$6.378	$5.015	$6.325	$5.752
Accumulation unit value at end of period	$8.394	$7.291	$7.086	$6.378	$5.015	$6.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.683	$9.375	$8.339	$6.577	$7.655	$6.716
Accumulation unit value at end of period	$11.297	$9.683	$9.375	$8.339	$6.577	$7.655
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.696	$12.477	$10.157	$7.230	$8.314	$6.933
Accumulation unit value at end of period	$20.453	$15.696	$12.477	$10.157	$7.230	$8.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.136	$14.130	$12.581	$10.00	N/A	N/A
Accumulation unit value at end of period	$16.027	$15.136	$14.130	$12.581	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.756	$24.297	$23.266	$18.778	$26.878	$24.518
Accumulation unit value at end of period	$26.583	$24.756	$24.297	$23.266	$18.778	$26.878
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.641	$15.784	$13.583	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.064	$15.641	$15.784	$13.583	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.372	$8.298	$8.008	$7.752	$7.323	$7.386
Accumulation unit value at end of period	$8.620	$8.372	$8.298	$8.008	$7.752	$7.323
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.188	$18.843	$17.747	$14.224	$20.428	$17.768
Accumulation unit value at end of period	$21.545	$20.188	$18.843	$17.747	$14.224	$20.428
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.110	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.414	$11.110	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$14.026	$12.278	$10.716	$8.531	$10.628	$10.567
Accumulation unit value at end of period	$17.365	$14.026	$12.278	$10.716	$8.531	$10.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.905	$6.733	$6.412	$5.529	$6.629	$6.256
Accumulation unit value at end of period	$7.486	$6.905	$6.733	$6.412	$5.529	$6.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.461	$1.453	$1.414	$1.368	$1.288	$1.299
Accumulation unit value at end of period	$1.498	$1.461	$1.453	$1.414	$1.368	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)		—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.103	$1.940	$1.565	$1.121	$1.286	$1.093
Accumulation unit value at end of period	$2.586	$2.103	$1.940	$1.565	$1.121	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)		—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.256	$2.237	$2.193	$2.181	$2.053	$2.065
Accumulation unit value at end of period	$2.311	$2.256	$2.237	$2.193	$2.181	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)		—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.368	$7.213	$6.526	$5.325	$5.432	$5.161
Accumulation unit value at end of period	$8.004	$7.368	$7.213	$6.526	$5.325	$5.432
Number of accumulation units outstanding at end of period (000’s omitted)		—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.200	$1.954	$1.680	$1.316	$1.547	$1.423
Accumulation unit value at end of period	$2.716	$2.200	$1.954	$1.680	$1.316	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.128	$2.123	$1.961	$1.504	$1.800	$1.666
Accumulation unit value at end of period	$2.416	$2.128	$2.123	$1.961	$1.504	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.605	$2.577	$2.597	$2.622	$2.631	$2.629
Accumulation unit value at end of period	$2.681	$2.605	$2.577	$2.597	$2.622	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.092	$1.987	$1.820	$1.392	$2.128	$1.684
Accumulation unit value at end of period	$2.165	$2.092	$1.987	$1.820	$1.392	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.864	$0.847	$0.845	$0.586	$0.925	$0.713
Accumulation unit value at end of period	$0.856	$0.864	$0.847	$0.845	$0.586	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.669	$24.112	$23.252	$20.044	$22.334	$20.697
Accumulation unit value at end of period	$26.033	$24.669	$24.112	$23.252	$20.044	$22.334
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.132	$32.292	$28.441	$22.515	$25.260	$23.589
Accumulation unit value at end of period	$40.791	$37.132	$32.292	$28.441	$22.515	$25.260
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.549	$35.109	$32.016	$24.983	$30.592	$27.939
Accumulation unit value at end of period	$43.197	$36.549	$35.109	$32.016	$24.983	$30.592
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.629	$45.781	$45.040	$34.479	$50.170	$42.976
Accumulation unit value at end of period	$50.043	$47.629	$45.781	$45.040	$34.479	$50.170
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$146.502	$142.129	$130.680	$103.497	$135.379	$122.591
Accumulation unit value at end of period	$166.719	$146.502	$142.129	$130.680	$103.497	$135.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.483	$13.258	$12.147	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.529	$13.483	$13.258	$12.147	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.162	$16.046	$13.188	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.742	$17.162	$16.046	$13.188	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.709	$11.737	$10.872	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.463	$11.709	$11.737	$10.872	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.218	$10.147	$9.974	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.451	$10.218	$10.147	$9.974	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.186	$10.224	$9.955	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.256	$10.186	$10.224	$9.955	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.395	$14.377	$12.371	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.838	$16.395	$14.377	$12.371	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.407	$13.252	$11.967	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.771	$14.407	$13.252	$11.967	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.203	$17.719	$14.450	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.966	$22.203	$17.719	$14.450	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.651	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.619	$14.651	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.064	$6.738	$4.655	$5.222	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.064	$6.738	$4.655	$5.222
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.917	$17.738	$16.013	$12.476	$12.960	$10.894
Accumulation unit value at end of period	$29.827	$24.917	$17.738	$16.013	$12.476	$12.960
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.371	$11.070	$10.235	N/A	N/A	N/A
Accumulation unit value at end of period	$12.906	$11.371	$11.070	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.813	$10.746	$10.045	N/A	N/A	N/A
Accumulation unit value at end of period	$12.350	$10.813	$10.746	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.222	$11.188	$10.392	N/A	N/A	N/A
Accumulation unit value at end of period	$13.387	$12.222	$11.188	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.116	$11.390	$10.087	N/A	N/A	N/A
Accumulation unit value at end of period	$14.718	$13.116	$11.390	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.409	$11.498	$10.268	N/A	N/A	N/A
Accumulation unit value at end of period	$14.243	$12.409	$11.498	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.768	$15.405	$13.236	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.122	$16.768	$15.405	$13.236	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.711	$14.629	$12.290	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.243	$15.711	$14.629	$12.290	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.634	$17.340	$13.868	$10.372	$13.464	$11.137
Accumulation unit value at end of period	$19.942	$17.634	$17.340	$13.868	$10.372	$13.464
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.787	$29.945	$28.063	$25.024	$27.202	$26.039
Accumulation unit value at end of period	$34.607	$31.787	$29.945	$28.063	$25.024	$27.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.731	$22.166	$21.570	$16.652	$23.045	$20.098
Accumulation unit value at end of period	$24.895	$22.731	$22.166	$21.570	$16.652	$23.045
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.669	$26.866	$22.629	$17.034	$24.039	$21.043
Accumulation unit value at end of period	$33.146	$29.669	$26.866	$22.629	$17.034	$24.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.732	$15.468	$13.355	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.931	$16.732	$15.468	$13.355	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.832	$15.566	$13.408	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.973	$15.832	$15.566	$13.408	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.613	$28.447	$27.612	$22.647	$30.918	$27.370
Accumulation unit value at end of period	$34.420	$29.613	$28.447	$27.612	$22.647	$30.918
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.286	$12.884	$12.291	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.068	$13.286	$12.884	$12.291	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.511	$16.504	$14.120	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.363	$18.511	$16.504	$14.120	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.846	$11.810	$11.047	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.723	$11.846	$11.810	$11.047	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—		N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.475	$12.959	$12.076	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.206	$13.475	$12.959	$12.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.305	$16.040	$13.688	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.511	$17.305	$16.040	$13.688	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.497	$14.073	$11.984	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.650	$15.497	$14.073	$11.984	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.595	$11.507	$10.793	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.227	$11.595	$11.507	$10.793	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.055	$4.889	$3.987	$5.744	$5.204
Accumulation unit value at end of period+	N/A	N/A	$5.055	$4.889	$3.987	$5.744
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.601	$1.462	$1.121	$1.539	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.601	$1.462	$1.121	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.75%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.555	$13.023	$12.193	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.514	$13.555	$13.023	$12.193	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.276	$12.490	$11.815	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.731	$13.276	$12.490	$11.815	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.668	$17.517	$13.051	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.566	$19.668	$17.517	$13.051	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.279	$14.176	$11.675	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.073	$16.279	$14.176	$11.675	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.555	$46.821	$45.160	$33.996	$51.624	$45.572
Accumulation unit value at end of period	$53.280	$51.555	$46.821	$45.160	$33.996	$51.624
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	2	1	1	0
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.044	$31.540	$28.390	$19.545	$28.227	$23.808
Accumulation unit value at end of period	$36.853	$34.044	$31.540	$28.390	$19.545	$28.227
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	3	1	0
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.687	$36.288	$31.676	$22.642	$31.228	$26.645
Accumulation unit value at end of period	$49.173	$41.687	$36.288	$31.676	$22.642	$31.228
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	1
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.275	$7.075	$6.371	$5.011	$6.324	$5.752
Accumulation unit value at end of period	$8.372	$7.275	$7.075	$6.371	$5.011	$6.324
Number of accumulation units outstanding at end of period (000’s omitted)	4	1	4	8	4	2
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.663	$9.360	$8.330	$6.573	$7.654	$6.716
Accumulation unit value at end of period	$11.268	$9.663	$9.360	$8.330	$6.573	$7.654
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	2	2	0
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.663	$12.457	$10.146	$7.225	$8.313	$6.933
Accumulation unit value at end of period	$20.400	$15.663	$12.457	$10.146	$7.225	$8.313
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.117	$14.119	$12.577	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.998	$15.117	$14.119	$12.577	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.704	$24.258	$23.240	$18.766	$26.875	$24.518
Accumulation unit value at end of period	$26.514	$24.704	$24.258	$23.240	$18.766	$26.875
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	1	0
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.620	$15.771	$13.578	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.033	$15.620	$15.771	$13.578	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.354	$8.284	$7.999	$7.747	$7.322	$7.386
Accumulation unit value at end of period	$13.276	$8.354	$8.284	$7.999	$7.747	$7.322
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.146	$18.813	$17.727	$14.215	$20.425	$17.768
Accumulation unit value at end of period	$21.489	$20.146	$18.813	$17.727	$14.215	$20.425
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	1	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.106	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.403	$11.106	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.996	$12.259	$10.704	$8.525	$10.626	$10.566
Accumulation unit value at end of period	$17.321	$13.996	$12.259	$10.704	$8.525	$10.626
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	1	1	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.396	$7.215	$6.875	$5.931	$7.114	$6.714
Accumulation unit value at end of period	$8.013	$7.396	$7.215	$6.875	$5.931	$7.114
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	0	0	0
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.458	$1.451	$1.412	$1.367	$1.288	$1.299
Accumulation unit value at end of period	$1.494	$1.458	$1.451	$1.412	$1.367	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	54	41	41	1	10	10
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.098	$1.937	$1.564	$1.120	$1.286	$1.093
Accumulation unit value at end of period	$2.579	$2.098	$1.937	$1.564	$1.120	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	15	21	16	9	5	1
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.252	$2.233	$2.190	$2.180	$2.052	$2.065
Accumulation unit value at end of period	$2.305	$2.252	$2.233	$2.190	$2.180	$2.052
Number of accumulation units outstanding at end of period (000’s omitted)	40	40	40	158	196	3
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.548	$7.392	$6.691	$5.463	$5.576	$5.297
Accumulation unit value at end of period	$8.195	$7.548	$7.392	$6.691	$5.463	$5.576
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.195	$1.950	$1.678	$1.315	$1.547	$1.423
Accumulation unit value at end of period	$2.709	$2.195	$1.950	$1.678	$1.315	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	7	7	7	7	6	4
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.124	$2.119	$1.959	$1.503	$1.799	$1.666
Accumulation unit value at end of period	$2.409	$2.124	$2.119	$1.959	$1.503	$1.799
Number of accumulation units outstanding at end of period (000’s omitted)	32	34	32	20	16	2
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.599	$2.573	$2.594	$2.621	$2.630	$2.629
Accumulation unit value at end of period	$2.674	$2.599	$2.573	$2.594	$2.621	$2.630
Number of accumulation units outstanding at end of period (000’s omitted)	7	1	1	1	1	1
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.088	$1.984	$1.818	$1.392	$2.128	$1.684
Accumulation unit value at end of period	$2.160	$2.088	$1.984	$1.818	$1.392	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	7	6	6	3	10	0
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.862	$0.846	$0.844	$0.586	$0.925	$0.713
Accumulation unit value at end of period	$0.854	$0.862	$0.846	$0.844	$0.586	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	0	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.618	$24.074	$23.226	$20.031	$22.331	$20.697
Accumulation unit value at end of period	$25.966	$24.618	$24.074	$23.226	$20.031	$22.331
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0

Subaccount	2006	2005	2004	2003	2002	2001
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.055	$32.240	$28.409	$22.501	$25.257	$23.589
Accumulation unit value at end of period	$40.686	$37.055	$32.240	$28.409	$22.501	$25.257
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	1	1
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.472	$35.053	$31.980	$24.967	$30.588	$27.939
Accumulation unit value at end of period	$43.086	$36.472	$35.053	$31.980	$24.967	$30.588
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	3	2	1
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.529	$45.708	$44.990	$34.458	$50.164	$42.976
Accumulation unit value at end of period	$49.914	$47.529	$45.708	$44.990	$34.458	$50.164
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	0	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$146.195	$141.901	$130.535	$103.433	$135.362	$122.590
Accumulation unit value at end of period	$166.288	$146.195	$141.901	$130.535	$103.433	$135.362
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.466	$13.247	$12.143	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.501	$13.466	$13.247	$12.143	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.140	$16.033	$13.184	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.706	$17.140	$16.033	$13.184	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.694	$11.727	$10.868	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.441	$11.694	$11.727	$10.868	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.205	$10.139	$9.970	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.432	$10.205	$10.139	$9.970	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	2	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.173	$10.216	$9.951	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.238	$10.173	$10.216	$9.951	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	—	—	2	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.373	$14.365	$12.367	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.803	$16.373	$14.365	$12.367	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.388	$13.241	$11.963	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.740	$14.388	$13.241	$11.963	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.174	$17.705	$14.445	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.915	$22.174	$17.705	$14.445	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.650	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.608	$14.650	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.051	$6.731	$4.652	$5.221	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.051	$6.731	$4.652	$5.221
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.865	$17.710	$15.995	$12.468	$12.958	$10.894
Accumulation unit value at end of period	$29.750	$24.865	$17.710	$15.995	$12.468	$12.958
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	0	0
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.360	$11.065	$10.233	N/A	N/A	N/A
Accumulation unit value at end of period	$12.886	$11.360	$11.065	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Index Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.802	$10.741	$10.044	N/A	N/A	N/A
Accumulation unit value at end of period	$12.331	$10.802	$10.741	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.209	$11.182	$10.390	N/A	N/A	N/A
Accumulation unit value at end of period	$13.367	$12.209	$11.182	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.102	$11.385	$10.085	N/A	N/A	N/A
Accumulation unit value at end of period	$14.696	$13.102	$11.385	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.397	$11.492	$10.266	N/A	N/A	N/A
Accumulation unit value at end of period	$14.222	$12.397	$11.492	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.746	$15.392	$13.231	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.086	$16.746	$15.392	$13.231	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	3	3	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.690	$14.617	$12.286	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.222	$15.690	$14.617	$12.286	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.597	$17.313	$13.853	$10.365	$13.462	$11.137
Accumulation unit value at end of period	$19.891	$17.597	$17.313	$13.853	$10.365	$13.462
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	2	1	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.720	$29.897	$28.031	$25.008	$27.199	$26.039
Accumulation unit value at end of period	$34.518	$31.720	$29.897	$28.031	$25.008	$27.199
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	0	2	0
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.683	$22.131	$21.546	$16.642	$23.042	$20.098
Accumulation unit value at end of period	$24.831	$22.683	$22.131	$21.546	$16.642	$23.042
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	3	3	1
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.607	$26.823	$22.604	$17.023	$24.036	$21.043
Accumulation unit value at end of period	$33.060	$29.607	$26.823	$22.604	$17.023	$24.036
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	0
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.710	$15.455	$13.350	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.897	$16.710	$15.455	$13.350	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	0	0	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.811	$15.554	$13.403	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.938	$15.811	$15.554	$13.403	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	0	0	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.551	$28.401	$27.581	$22.633	$30.914	$27.370
Accumulation unit value at end of period	$34.331	$29.551	$28.401	$27.581	$22.633	$30.914
Number of accumulation units outstanding at end of period (000’s omitted)		0	0	0	1	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.268	$12.874	$12.287	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.042	$13.268	$12.874	$12.287	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.486	$16.490	$14.115	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.324	$18.486	$16.490	$14.115	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.830	$11.800	$11.043	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.708	$11.830	$11.800	$11.043	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.457	$12.949	$12.072	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.178	$13.457	$12.949	$12.072	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		3	3	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.283	$16.027	$13.684	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.476	$17.283	$16.027	$13.684	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.476	$14.061	$11.980	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.622	$15.476	$14.061	$11.980	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.580	$11.497	$10.789	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.205	$11.580	$11.497	$10.789	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.054	$4.891	$3.990	$5.751	$5.211
Accumulation unit value at end of period+	N/A	N/A	$5.054	$4.891	$3.990	$5.751
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	0	0	0	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.598	$1.461	$1.120	$1.538	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.598	$1.461	$1.120	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	21	21

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.75%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-Financial Services Subaccount)
Accumulation unit value at beginning of period**	$13.555	$13.023	$12.193	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.514	$13.555	$13.023	$12.193	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.276	$12.490	$11.815	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.731	$13.276	$12.490	$11.815	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.668	$17.517	$13.051	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.566	$19.668	$17.517	$13.051	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.279	$14.176	$11.675	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.073	$16.279	$14.176	$11.675	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.555	$46.821	$45.160	$33.996	$51.624	$45.572
Accumulation unit value at end of period	$53.280	$51.555	$46.821	$45.160	$33.996	$51.624
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$34.044	$31.540	$28.390	$19.545	$28.227	$23.808
Accumulation unit value at end of period	$36.853	$34.044	$31.540	$28.390	$19.545	$28.227
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.687	$36.288	$31.676	$22.642	$31.228	$26.645
Accumulation unit value at end of period	$49.173	$41.687	$36.288	$31.676	$22.642	$31.228
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.275	$7.075	$6.371	$5.011	$6.324	$5.752
Accumulation unit value at end of period	$8.372	$7.275	$7.075	$6.371	$5.011	$6.324
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.663	$9.360	$8.330	$6.573	$7.654	$6.716
Accumulation unit value at end of period	$11.268	$9.663	$9.360	$8.330	$6.573	$7.654
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.663	$12.457	$10.146	$7.225	$8.313	$6.933
Accumulation unit value at end of period	$20.400	$15.663	$12.457	$10.146	$7.225	$8.313
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.117	$14.119	$12.577	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.998	$15.117	$14.119	$12.577	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.704	$24.258	$23.240	$18.766	$26.875	$24.518
Accumulation unit value at end of period	$26.514	$24.704	$24.258	$23.240	$18.766	$26.875
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.620	$15.771	$13.578	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.033	$15.620	$15.771	$13.578	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.354	$8.284	$7.999	$7.747	$7.322	$7.386
Accumulation unit value at end of period	$8.598	$8.354	$8.284	$7.999	$7.747	$7.322
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.146	$18.813	$17.727	$14.215	$20.425	$17.768
Accumulation unit value at end of period	$21.489	$20.146	$18.813	$17.727	$14.215	$20.425
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.106	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.403	$11.106	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.996	$12.259	$10.704	$8.525	$10.626	$10.566
Accumulation unit value at end of period	$17.321	$13.996	$12.259	$10.704	$8.525	$10.626
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount
Accumulation unit value at beginning of period*	$6.891	$6.722	$6.405	$5.526	$6.628	$6.256
Accumulation unit value at end of period	$7.466	$6.891	$6.722	$6.405	$5.526	$6.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.458	$1.451	$1.412	$1.367	$1.288	$1.299
Accumulation unit value at end of period	$1.494	$1.458	$1.451	$1.412	$1.367	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.098	$1.937	$1.564	$1.120	$1.286	$1.093
Accumulation unit value at end of period	$2.579	$2.098	$1.937	$1.564	$1.120	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	4	3	2	0
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.252	$2.233	$2.190	$2.180	$2.052	$2.065
Accumulation unit value at end of period	$2.305	$2.252	$2.233	$2.190	$2.180	$2.052
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.353	$7.201	$6.518	$5.322	$5.432	$5.161
Accumulation unit value at end of period	$7.983	$7.353	$7.201	$6.518	$5.322	$5.432
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.195	$1.950	$1.678	$1.315	$1.547	$1.423
Accumulation unit value at end of period	$2.709	$2.195	$1.950	$1.678	$1.315	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.124	$2.119	$1.959	$1.503	$1.799	$1.666
Accumulation unit value at end of period	$2.409	$2.124	$2.119	$1.959	$1.503	$1.799
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	3	2	1	0

Subaccount	2006	2005	2004	2003	2002	2001
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.599	$2.573	$2.594	$2.621	$2.630	$2.629
Accumulation unit value at end of period	$2.674	$2.599	$2.573	$2.594	$2.621	$2.630
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.088	$1.984	$1.818	$1.392	$2.128	$1.684
Accumulation unit value at end of period	$2.160	$2.088	$1.984	$1.818	$1.392	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.862	$0.846	$0.844	$0.586	$0.925	$0.713
Accumulation unit value at end of period	$0.854	$0.862	$0.846	$0.844	$0.586	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.618	$24.074	$23.226	$20.031	$22.331	$20.697
Accumulation unit value at end of period	$25.966	$24.618	$24.074	$23.226	$20.031	$22.331
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$37.055	$32.240	$28.409	$22.501	$25.257	$23.589
Accumulation unit value at end of period	$40.686	$37.055	$32.240	$28.409	$22.501	$25.257
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$37.055	$35.053	$31.980	$24.967	$30.588	$27.939
Accumulation unit value at end of period	$43.086	$36.472	$35.053	$31.980	$24.967	$30.588
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.529	$45.708	$44.990	$34.458	$50.164	$42.976
Accumulation unit value at end of period	$49.914	$47.529	$45.708	$44.990	$34.458	$50.164
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$146.195	$141.901	$130.535	$103.433	$135.362	$122.590
Accumulation unit value at end of period	$166.288	$146.195	$141.901	$130.535	$103.433	$135.362
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.466	$13.247	$12.143	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.501	$13.466	$13.247	$12.143	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.140	$16.033	$13.184	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.706	$17.140	$16.033	$13.184	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.694	$11.727	$10.868	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.441	$11.694	$11.727	$10.868	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.205	$10.139	$9.970	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.432	$10.205	$10.139	$9.970	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.173	$10.216	$9.951	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.238	$10.173	$10.216	$9.951	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.373	$14.365	$12.367	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.803	$16.373	$14.365	$12.367	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.388	$13.241	$11.963	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.746	$14.388	$13.241	$11.963	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.174	$17.705	$14.445	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.915	$22.174	$17.705	$14.445	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.650	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.608	$14.650	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.051	$6.731	$4.652	$5.221	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.051	$6.731	$4.652	$5.221
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.865	$17.710	$15.995	$12.468	$12.958	$10.894
Accumulation unit value at end of period	$29.750	$24.865	$17.710	$15.995	$12.468	$12.958
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.360	$11.065	$10.233	N/A	N/A	N/A
Accumulation unit value at end of period	$12.886	$11.360	$11.065	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.802	$10.741	$10.044	N/A	N/A	N/A
Accumulation unit value at end of period	$12.331	$10.802	$10.741	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.209	$11.182	$10.390	N/A	N/A	N/A
Accumulation unit value at end of period	$13.367	$12.209	$11.182	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.102	$11.385	$10.085	N/A	N/A	N/A
Accumulation unit value at end of period	$14.696	$13.102	$11.385	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.397	$11.492	$10.266	N/A	N/A	N/A
Accumulation unit value at end of period	$14.222	$12.397	$11.492	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.746	$15.392	$13.231	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.086	$16.746	$15.392	$13.231	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.690	$14.617	$12.286	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.222	$15.690	$14.617	$12.286	N/A	N/A
Number of accumulation units outstanding at end of period	—	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.597	$17.313	$13.853	$10.365	$13.462	$11.137
Accumulation unit value at end of period	$19.891	$17.597	$17.313	$13.853	$10.365	$13.462
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.720	$29.897	$28.031	$25.008	$27.199	$26.039
Accumulation unit value at end of period	$34.518	$31.720	$29.897	$28.031	$25.008	$27.199
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.683	$22.131	$21.546	$16.642	$23.042	$20.098
Accumulation unit value at end of period	$24.831	$22.683	$22.131	$21.546	$16.642	$23.042
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.607	$26.823	$22.604	$17.023	$24.036	$21.043
Accumulation unit value at end of period	$33.060	$29.607	$26.823	$22.604	$17.023	$24.036
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.710	$15.455	$13.350	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.897	$16.710	$15.455	$13.350	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.811	$15.554	$13.403	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.938	$15.811	$15.554	$13.403	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.551	$28.401	$27.581	$22.633	$30.914	$27.370
Accumulation unit value at end of period	$34.331	$29.551	$28.401	$27.581	$22.633	$30.914
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.268	$12.874	$12.287	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.042	$13.268	$12.874	$12.287	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.486	$16.490	$14.115	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.324	$18.486	$16.490	$14.115	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.830	$11.800	$11.043	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.700	$11.830	$11.800	$11.043	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.457	$12.949	$12.072	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.178	$13.457	$12.949	$12.072	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.283	$16.027	$13.684	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.476	$17.283	$16.027	$13.684	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.476	$14.061	$11.980	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.622	$15.476	$14.061	$11.980	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.580	$11.497	$10.789	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.205	$11.580	$11.497	$10.789	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.046	$4.884	$3.984	$5.743	$5.204
Accumulation unit value at end of period+	N/A	N/A	$5.046	$4.884	$3.984	$5.743
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.598	$1.461	$1.120	$1.538	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.598	$1.461	$1.120	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.85%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.520	$13.001	$12.185	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.458	$13.520	$13.001	$12.185	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.241	$12.469	$11.807	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.682	$13.241	$12.469	$11.807	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.616	$17.489	$13.042	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.467	$19.616	$17.489	$13.042	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.236	$14.153	$11.667	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.001	$16.236	$14.153	$11.667	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.340	$46.671	$45.060	$33.954	$51.610	$45.572
Accumulation unit value at end of period	$53.006	$51.340	$46.671	$45.060	$33.954	$51.610
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	2	1	0
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$33.902	$31.439	$28.327	$19.521	$28.219	$23.808
Accumulation unit value at end of period	$36.664	$33.902	$31.439	$28.327	$19.521	$28.219
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	2	1	0
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.513	$36.172	$31.606	$22.614	$31.221	$26.645
Accumulation unit value at end of period	$48.920	$41.513	$36.172	$31.606	$22.614	$31.221
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.245	$7.052	$6.357	$5.005	$6.323	$5.752
Accumulation unit value at end of period	$8.329	$7.245	$7.052	$6.357	$5.005	$6.323
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	5	7	3
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.622	$9.330	$8.312	$6.564	$7.652	$6.715
Accumulation unit value at end of period	$11.210	$9.622	$9.330	$8.312	$6.564	$7.652
Number of accumulation units outstanding at end of period (000’s omitted)	14	12	12	9	6	1
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.598	$12.417	$10.123	$7.216	$8.311	$6.933
Accumulation unit value at end of period	$20.295	$15.598	$12.417	$10.123	$7.216	$8.311
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.077	$14.096	$12.569	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.940	$15.077	$14.096	$12.569	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.601	$24.180	$23.189	$18.743	$26.868	$24.518
Accumulation unit value at end of period	$26.377	$24.601	$24.180	$23.189	$18.743	$26.868
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.579	$15.745	$13.570	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.972	$15.579	$15.745	$13.570	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.319	$8.258	$7.982	$7.738	$7.320	$7.386
Accumulation unit value at end of period	$8.554	$8.319	$8.258	$7.982	$7.738	$7.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	1	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.062	$18.752	$17.688	$14.197	$20.420	$17.768
Accumulation unit value at end of period	$21.379	$20.062	$18.752	$17.688	$14.197	$20.420
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	1	1	2	2
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.099	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.383	$11.099	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.938	$12.219	$10.680	$8.515	$10.624	$10.566
Accumulation unit value at end of period	$17.231	$13.938	$12.219	$10.680	$8.515	$10.624
Number of accumulation units outstanding at end of period (000’s omitted)	6	5	4	2	2	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.365	$7.192	$6.859	$5.924	$7.112	$6.714
Accumulation unit value at end of period	$7.972	$7.365	$7.192	$6.859	$5.924	$7.112
Number of accumulation units outstanding at end of period (000’s omitted)	5	4	6	4	1	0
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.452	$1.446	$1.409	$1.365	$1.287	$1.299
Accumulation unit value at end of period	$1.485	$1.452	$1.446	$1.409	$1.365	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	1	12	12	0	0	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.090	$1.930	$1.560	$1.119	$1.285	$1.093
Accumulation unit value at end of period	$2.566	$2.090	$1.930	$1.560	$1.119	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	40	36	30	22	22	5
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.242	$2.226	$2.186	$2.177	$2.052	$2.065
Accumulation unit value at end of period	$2.293	$2.242	$2.226	$2.186	$2.177	$2.052
Number of accumulation units outstanding at end of period (000’s omitted)	36	36	36	56	74	13
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.516	$7.369	$6.676	$5.456	$5.574	$5.297
Accumulation unit value at end of period	$8.153	$7.516	$7.369	$6.676	$5.456	$5.574
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	1	1	0
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.186	$1.944	$1.675	$1.314	$1.547	$1.423
Accumulation unit value at end of period	$2.695	$2.186	$1.944	$1.675	$1.314	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	13	11	10	6	5	1
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.115	$2.113	$1.955	$1.502	$1.799	$1.666
Accumulation unit value at end of period	$2.397	$2.115	$2.113	$1.955	$1.502	$1.799
Number of accumulation units outstanding at end of period (000’s omitted)	15	14	13	13	16	9
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.589	$2.564	$2.588	$2.617	$2.630	$2.629
Accumulation unit value at end of period	$2.660	$2.589	$2.564	$2.588	$2.617	$2.630
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	0	5	5	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.079	$1.977	$1.814	$1.390	$2.128	$1.684
Accumulation unit value at end of period	$2.149	$2.079	$1.977	$1.814	$1.390	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	13	13	11	16	4	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.859	$0.843	$0.843	$0.585	$0.925	$0.713
Accumulation unit value at end of period	$0.850	$0.859	$0.843	$0.843	$0.585	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	7	25	19	14	7	0
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.515	$23.997	$23.174	$20.007	$22.326	$20.697
Accumulation unit value at end of period	$25.832	$24.515	$23.997	$23.174	$20.007	$22.326
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$36.900	$32.137	$28.346	$22.473	$25.250	$23.589
Accumulation unit value at end of period	$40.477	$36.900	$32.137	$28.346	$22.473	$25.250
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	3	2	0
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.320	$34.941	$31.910	$24.936	$30.581	$27.939
Accumulation unit value at end of period	$42.864	$36.320	$34.941	$31.910	$24.936	$30.581
Number of accumulation units outstanding at end of period (000’s omitted)	5	4	4	3	2	1
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.331	$45.562	$44.890	$34.415	$50.151	$42.976
Accumulation unit value at end of period	$49.657	$47.331	$45.562	$44.890	$34.415	$50.151
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	1	1	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$145.585	$141.447	$130.245	$103.305	$135.328	$122.589
Accumulation unit value at end of period	$165.432	$145.585	$141.447	$130.245	$103.305	$135.328
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.430	$13.225	$12.136	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.445	$13.430	$13.225	$12.136	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	3	0	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.095	$16.007	$13.175	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.636	$17.095	$16.007	$13.175	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.663	$11.708	$10.861	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.396	$11.663	$11.708	$10.861	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.178	$10.122	$9.964	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.395	$10.178	$10.122	$9.964	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.146	$10.199	$9.945	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.201	$10.146	$10.199	$9.945	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.330	$14.342	$12.359	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.731	$16.330	$14.342	$12.359	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.350	$13.220	$11.955	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.680	$14.350	$13.220	$11.955	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.116	$17.676	$14.436	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.815	$22.116	$17.676	$14.436	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.649	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.588	$14.649	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.025	$6.716	$4.646	$5.220	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.025	$6.716	$4.646	$5.220
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	0	0	0	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.761	$17.653	$15.959	$12.453	$12.955	$10.894
Accumulation unit value at end of period	$29.596	$24.761	$17.653	$15.959	$12.453	$12.955
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.337	$11.053	$10.229	N/A	N/A	N/A
Accumulation unit value at end of period	$12.848	$11.337	$11.053	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Index Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.781	$10.730	$10.040	N/A	N/A	N/A
Accumulation unit value at end of period	$12.295	$10.781	$10.730	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.185	$11.171	$10.386	N/A	N/A	N/A
Accumulation unit value at end of period	$14.652	$12.185	$11.171	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.076	$11.373	$10.081	N/A	N/A	N/A
Accumulation unit value at end of period	$14.652	$13.076	$11.373	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.372	$11.481	$10.262	N/A	N/A	N/A
Accumulation unit value at end of period	$14.179	$12.372	$11.481	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.702	$15.367	$13.223	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.014	$16.702	$15.367	$13.223	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	0	0	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.649	$14.593	$12.278	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.953	$15.649	$14.593	$12.278	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.524	$17.257	$13.822	$10.353	$13.459	$11.137
Accumulation unit value at end of period	$19.788	$17.524	$17.257	$13.822	$10.353	$13.459
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.588	$29.802	$27.969	$24.977	$27.192	$26.039
Accumulation unit value at end of period	$34.340	$31.588	$29.802	$27.969	$24.977	$27.192
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	0

Subaccount	2006	2005	2004	2003	2002	2001
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.589	$22.060	$21.498	$16.621	$23.036	$20.098
Accumulation unit value at end of period	$24.703	$22.589	$22.060	$21.498	$16.621	$23.036
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	2	1	0
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.484	$26.737	$22.554	$17.002	$24.030	$21.043
Accumulation unit value at end of period	$32.890	$29.484	$26.737	$22.554	$17.002	$24.030
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.666	$15.430	$13.341	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.829	$16.666	$15.430	$13.341	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.770	$15.528	$13.394	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.870	$15.770	$15.528	$13.394	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.428	$28.310	$27.520	$22.605	$30.906	$27.370
Accumulation unit value at end of period	$34.155	$29.428	$28.310	$27.520	$22.605	$30.906
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.233	$12.853	$12.279	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.992	$13.233	$12.853	$12.279	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.438	$16.463	$14.106	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.247	$18.438	$16.463	$14.106	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.800	$11.781	$11.036	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.655	$11.800	$11.781	$11.036	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.422	$12.927	$12.064	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.124	$13.422	$12.927	$12.064	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.237	$16.001	$13.675	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.406	$17.237	$16.001	$13.675	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.436	$14.038	$11.972	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.565	$15.436	$14.038	$11.972	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.550	$11.478	$10.782	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.161	$11.550	$11.478	$10.782	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	1	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.038	$4.880	$3.985	$5.750	$5.211
Accumulation unit value at end of period+	N/A	N/A	$5.038	$4.880	$3.985	$5.750
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.593	$1.458	$1.119	$1.538	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.593	$1.458	$1.119	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	16	12	8	—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.85%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.520	$13.001	$12.185	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.458	$13.520	$13.001	$12.185	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.241	$12.469	$11.807	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.682	$13.241	$12.469	$11.807	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.616	$17.489	$13.042	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.467	$19.616	$17.489	$13.042	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.236	$14.153	$11.667	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.001	$16.236	$14.153	$11.667	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.340	$46.671	$45.060	$33.954	$51.610	$45.572
Accumulation unit value at end of period	$53.006	$51.340	$46.671	$45.060	$33.954	$51.610
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$33.902	$31.439	$28.327	$19.521	$28.219	$23.808
Accumulation unit value at end of period	$36.664	$33.902	$31.439	$28.327	$19.521	$28.219
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.513	$36.172	$31.606	$22.614	$31.221	$26.645
Accumulation unit value at end of period	$48.920	$41.513	$36.172	$31.606	$22.614	$31.221
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.245	$7.052	$6.357	$5.005	$6.323	$5.752
Accumulation unit value at end of period	$8.329	$7.245	$7.052	$6.357	$5.005	$6.323
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.622	$9.330	$8.312	$6.564	$7.652	$6.715
Accumulation unit value at end of period	$11.210	$9.622	$9.330	$8.312	$6.564	$7.652
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.598	$12.417	$10.123	$7.216	$8.311	$6.933
Accumulation unit value at end of period	$20.295	$15.598	$12.417	$10.123	$7.216	$8.311
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.077	$14.096	$12.569	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.940	$15.077	$14.096	$12.569	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.601	$24.180	$23.189	$18.743	$26.868	$24.518
Accumulation unit value at end of period	$26.377	$24.601	$24.180	$23.189	$18.743	$26.868
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.579	$15.745	$13.570	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.992	$15.579	$15.745	$13.570	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.319	$8.258	$7.982	$7.738	$7.320	$7.386
Accumulation unit value at end of period	$8.554	$8.319	$8.258	$7.982	$7.738	$7.320
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	3	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.062	$18.752	$17.688	$14.197	$20.420	$17.768
Accumulation unit value at end of period	$21.379	$20.062	$18.752	$17.688	$14.197	$20.420
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.099	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.383	$11.099	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.938	$12.219	$10.680	$8.515	$10.624	$10.566
Accumulation unit value at end of period	$17.231	$13.938	$12.219	$10.680	$8.515	$10.624
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.862	$6.701	$6.391	$5.519	$6.627	$6.256
Accumulation unit value at end of period	$7.428	$6.862	$6.701	$6.391	$5.519	$6.627
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.452	$1.446	$1.409	$1.365	$1.287	$1.299
Accumulation unit value at end of period	$1.486	$1.452	$1.446	$1.409	$1.365	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.090	$1.930	$1.560	$1.119	$1.285	$1.093
Accumulation unit value at end of period	$2.566	$2.090	$1.930	$1.560	$1.119	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	11	12	12	8	8	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.242	$2.226	$2.186	$2.177	$2.052	$2.065
Accumulation unit value at end of period	$2.293	$2.242	$2.226	$2.186	$2.177	$2.052
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	42	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.322	$7.178	$6.504	$5.315	$5.430	$5.161
Accumulation unit value at end of period	$7.942	$7.322	$7.178	$6.504	$5.315	$5.430
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.186	$1.944	$1.675	$1.314	$1.547	$1.423
Accumulation unit value at end of period	$2.695	$2.186	$1.944	$1.675	$1.314	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.115	$2.113	$1.955	$1.502	$1.799	$1.666
Accumulation unit value at end of period	$2.397	$2.115	$2.113	$1.955	$1.502	$1.799
Number of accumulation units outstanding at end of period (000’s omitted)	5	6	6	6	6	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.589	$2.564	$2.588	$2.617	$2.630	$2.629
Accumulation unit value at end of period	$2.660	$2.589	$2.564	$2.588	$2.617	$2.630
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	7	8	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.079	$1.977	$1.814	$1.390	$2.128	$1.684
Accumulation unit value at end of period	$2.149	$2.079	$1.977	$1.814	$1.390	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.859	$0.843	$0.843	$0.585	$0.925	$0.713
Accumulation unit value at end of period	$0.850	$0.859	$0.843	$0.843	$0.585	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.515	$23.997	$23.174	$20.007	$22.326	$20.697
Accumulation unit value at end of period	$25.832	$24.515	$23.997	$23.174	$20.007	$22.326
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$36.900	$32.137	$28.346	$22.473	$25.250	$23.589
Accumulation unit value at end of period	$40.477	$36.900	$32.137	$28.346	$22.473	$25.250
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.320	$34.941	$31.910	$24.936	$30.581	$27.939
Accumulation unit value at end of period	$42.864	$36.320	$34.941	$31.910	$24.936	$30.581
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.331	$45.562	$44.890	$34.415	$50.151	$42.976
Accumulation unit value at end of period	$49.657	$47.331	$45.562	$44.890	$34.415	$50.151
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	1	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$145.585	$141.447	$130.245	$103.305	$135.328	$122.589
Accumulation unit value at end of period	$165.432	$145.585	$141.447	$130.245	$103.305	$135.328
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.430	$13.225	$12.136	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.445	$13.430	$13.225	$12.136	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.095	$16.007	$13.175	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.636	$17.095	$16.007	$13.175	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.663	$11.708	$10.861	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.396	$11.663	$11.708	$10.861	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.178	$10.122	$9.964	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.395	$10.178	$10.122	$9.964	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.146	$10.199	$9.945	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.201	$10.146	$10.199	$9.945	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.330	$14.342	$12.359	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.731	$16.330	$14.342	$12.359	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.350	$13.220	$11.955	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.680	$14.350	$13.220	$11.955	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.116	$17.676	$14.436	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.815	$22.116	$17.676	$14.436	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.649	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.588	$14.649	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$8.025	$6.716	$4.646	$5.220	$4.212
Accumulation unit value at end of period++	N/A	N/A	$8.025	$6.716	$4.646	$5.220
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.761	$17.653	$15.959	$12.453	$12.955	$10.894
Accumulation unit value at end of period	$29.596	$24.761	$17.653	$15.959	$12.453	$12.955
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.337	$11.053	$10.229	N/A	N/A	N/A
Accumulation unit value at end of period	$12.848	$11.337	$11.053	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.781	$10.730	$10.040	N/A	N/A	N/A
Accumulation unit value at end of period	$12.295	$10.781	$10.730	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.185	$11.171	$10.386	N/A	N/A	N/A
Accumulation unit value at end of period	$13.327	$12.185	$11.171	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.076	$11.373	$10.081	N/A	N/A	N/A
Accumulation unit value at end of period	$14.652	$13.076	$11.373	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.372	$11.481	$10.262	N/A	N/A	N/A
Accumulation unit value at end of period	$14.179	$12.372	$11.481	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.702	$15.367	$13.223	$10.000	N/A	N/A
Accumulation unit value at end of period	$20.014	$16.702	$15.367	$13.223	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.649	$14.593	$12.278	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.953	$15.649	$14.593	$12.278	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.524	$17.257	$13.822	$10.353	$13.459	$11.137
Accumulation unit value at end of period	$19.788	$17.524	$17.257	$13.822	$10.353	$13.459
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.588	$29.802	$27.969	$24.977	$27.192	$26.039
Accumulation unit value at end of period	$34.340	$31.588	$29.802	$27.969	$24.977	$27.192
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	2	2	—

Subaccount	2006	2005	2004	2003	2002	2001
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.589	$22.060	$21.498	$16.621	$23.036	$20.098
Accumulation unit value at end of period	$24.703	$22.589	$22.060	$21.498	$16.621	$23.036
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.484	$26.737	$22.554	$17.002	$24.030	$21.043
Accumulation unit value at end of period	$32.890	$29.484	$26.737	$22.554	$17.002	$24.030
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.666	$15.430	$13.341	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.829	$16.666	$15.430	$13.341	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.770	$15.528	$13.394	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.870	$15.770	$15.528	$13.394	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.428	$28.310	$27.520	$22.605	$30.906	$27.370
Accumulation unit value at end of period	$34.155	$29.428	$28.310	$27.520	$22.605	$30.906
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.233	$12.853	$12.279	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.992	$13.233	$12.853	$12.279	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.438	$16.463	$14.106	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.247	$18.438	$16.463	$14.106	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.800	$11.781	$11.036	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.655	$11.800	$11.781	$11.036	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.422	$12.927	$12.064	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.124	$13.422	$12.927	$12.064	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.237	$16.001	$13.675	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.406	$17.237	$16.001	$13.675	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$17.237	$14.038	$11.972	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.565	$15.436	$14.038	$11.972	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.550	$11.478	$10.782	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.161	$11.550	$11.478	$10.782	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.030	$4.873	$3.980	$5.742	$5.204
Accumulation unit value at end of period+	N/A	N/A	$5.030	$4.873	$3.980	$5.742
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.593	$1.458	$1.119	$1.538	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.593	$1.458	$1.119	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.95%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.485	$12.980	$12.177	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.402	$13.485	$12.980	$12.177	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.207	$12.449	$11.799	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.633	$13.207	$12.449	$11.799	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.565	$17.460	$13.033	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.368	$19.565	$17.460	$13.033	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.194	$14.130	$11.659	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.929	$16.194	$14.130	$11.659	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.126	$46.522	$44.960	$33.912	$51.597	$45.572
Accumulation unit value at end of period	$52.733	$51.126	$46.522	$44.960	$33.912	$51.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$33.761	$31.338	$28.265	$19.497	$28.212	$23.808
Accumulation unit value at end of period	$36.475	$33.761	$31.338	$28.265	$19.497	$28.212
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.340	$36.056	$31.536	$22.586	$31.213	$26.644
Accumulation unit value at end of period	$48.668	$41.340	$36.056	$31.536	$22.586	$31.213
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.215	$7.030	$6.343	$4.999	$6.321	$5.752
Accumulation unit value at end of period	$8.287	$7.215	$7.030	$6.343	$4.999	$6.321
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.582	$9.300	$8.293	$6.556	$7.650	$6.715
Accumulation unit value at end of period	$11.153	$9.582	$9.300	$8.293	$6.556	$7.650
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.533	$12.378	$10.101	$7.207	$8.309	$6.933
Accumulation unit value at end of period	$20.191	$15.533	$12.378	$10.101	$7.207	$8.309
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.038	$14.073	$12.560	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.883	$15.038	$14.073	$12.560	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.498	$24.103	$23.137	$18.720	$26.861	$24.517
Accumulation unit value at end of period	$26.242	$24.498	$24.103	$23.137	$18.720	$26.861
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.539	$15.719	$13.561	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.911	$15.539	$15.719	$13.561	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.520	$8.232	$7.964	$7.728	$7.318	$7.386
Accumulation unit value at end of period	$8.510	$8.285	$8.232	$7.964	$7.728	$7.318
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.978	$18.693	$17.649	$14.180	$20.415	$17.768
Accumulation unit value at end of period	$21.269	$19.978	$18.693	$17.649	$14.180	$20.415
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.092	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.363	$11.092	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.880	$12.180	$10.657	$8.504	$10.621	$10.566
Accumulation unit value at end of period	$17.143	$13.880	$12.180	$10.657	$8.504	$10.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.334	$7.169	$6.844	$5.916	$7.111	$6.714
Accumulation unit value at end of period	$7.931	$7.334	$7.169	$6.844	$5.916	$7.111
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.446	$1.441	$1.406	$1.363	$1.287	$1.299
Accumulation unit value at end of period	$1.479	$1.446	$1.441	$1.406	$1.363	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.081	$1.924	$1.557	$1.117	$1.285	$1.093
Accumulation unit value at end of period	$2.553	$2.081	$1.924	$1.557	$1.117	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.233	$2.219	$2.181	$2.174	$2.051	$2.065
Accumulation unit value at end of period	$2.281	$2.233	$2.219	$2.181	$2.174	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.485	$7.345	$6.662	$5.450	$5.573	$5.297
Accumulation unit value at end of period	$8.111	$7.485	$7.345	$6.662	$5.450	$5.573
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.177	$1.938	$1.671	$1.312	$1.546	$1.423
Accumulation unit value at end of period	$2.681	$2.177	$1.938	$1.671	$1.312	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.106	$2.106	$1.951	$1.500	$1.798	$1.666
Accumulation unit value at end of period	$2.385	$2.106	$2.106	$1.951	$1.500	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.578	$2.556	$2.582	$2.614	$2.629	$2.629
Accumulation unit value at end of period	$2.646	$2.578	$2.556	$2.582	$2.614	$2.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.070	$1.971	$1.810	$1.388	$2.127	$1.684
Accumulation unit value at end of period	$2.138	$2.070	$1.971	$1.810	$1.388	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.855	$0.840	$0.841	$0.585	$0.924	$0.713
Accumulation unit value at end of period	$0.845	$0.855	$0.840	$.841	$0.585	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.413	$23.920	$23.123	$19.982	$22.320	$20.696
Accumulation unit value at end of period	$25.699	$24.413	$23.920	$23.123	$19.982	$22.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$36.746	$32.035	$28.283	$22.446	$25.244	$23.589
Accumulation unit value at end of period	$40.269	$36.746	$32.035	$28.283	$22.446	$25.244
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.169	$34.829	$31.839	$24.905	$30.573	$27.939
Accumulation unit value at end of period	$42.643	$36.169	$34.829	$31.839	$24.905	$30.573
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.133	$45.416	$44.791	$34.373	$50.139	$42.975
Accumulation unit value at end of period	$49.401	$47.133	$45.416	$44.791	$34.373	$50.139
Number of accumulation units outstanding at end of period (000’s omitted)		—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$144.978	$140.995	$129.957	$103.177	$135.293	$122.588
Accumulation unit value at end of period	$164.581	$144.978	$140.995	$129.957	$103.177	$135.293
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.395	$13.203	$12.128	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.390	$13.395	$13.203	$12.128	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.050	$15.981	$13.167	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.565	$17.050	$15.981	$13.167	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.633	$11.689	$10.854	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.352	$11.633	$11.689	$10.854	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.151	$10.106	$9.957	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.358	$10.151	$10.106	$9.957	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.120	$10.182	$9.938	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.164	$10.120	$10.182	$9.938	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.288	$14.318	$12.351	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.661	$16.288	$14.318	$12.351	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.313	$13.198	$11.947	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.620	$14.313	$13.198	$11.947	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.058	$17.647	$14.427	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.715	$22.058	$17.647	$14.427	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.648	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.567	$14.648	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$7.999	$6.701	$4.641	$5.218	$4.212
Accumulation unit value at end of period++	N/A	N/A	$7.999	$6.701	$4.641	$5.218
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.658	$17.597	$15.924	$12.438	$12.952	$10.894
Accumulation unit value at end of period	$29.444	$24.658	$17.597	$15.924	$12.438	$12.952
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.314	$11.042	$10.225	N/A	N/A	N/A
Accumulation unit value at end of period	$12.810	$11.314	$11.042	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.759	$10.719	$10.036	N/A	N/A	N/A
Accumulation unit value at end of period	$12.258	$10.759	$10.719	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.161	$11.159	$10.382	N/A	N/A	N/A
Accumulation unit value at end of period	$13.287	$12.161	$11.159	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.050	$11.361	$10.077	N/A	N/A	N/A
Accumulation unit value at end of period	$14.608	$13.050	$11.361	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.348	$11.469	$10.258	N/A	N/A	N/A
Accumulation unit value at end of period	$14.137	$12.348	$11.469	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.658	$15.342	$13.214	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.942	$16.658	$15.342	$13.214	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.608	$14.570	$12.270	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.137	$15.608	$14.570	$12.270	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.451	$17.202	$13.791	$10.340	$13.455	$11.137
Accumulation unit value at end of period	$19.686	$17.451	$17.202	$13.791	$10.340	$13.455
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.456	$29.706	$27.907	$24.946	$27.185	$26.039
Accumulation unit value at end of period	$34.164	$31.456	$29.706	$27.907	$24.946	$27.185
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.495	$21.989	$21.450	$16.600	$23.030	$20.098
Accumulation unit value at end of period	$24.576	$22.495	$21.989	$21.450	$16.600	$23.030
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.361	$26.652	$22.504	$16.981	$24.024	$21.043
Accumulation unit value at end of period	$32.721	$29.361	$26.652	$22.504	$16.981	$24.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$16.622	$15.405	$13.333	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.762	$16.622	$15.405	$13.333	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.728	$15.503	$13.386	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.803	$15.728	$15.503	$13.386	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.305	$28.220	$27.459	$22.578	$30.898	$27.369
Accumulation unit value at end of period	$33.979	$29.305	$28.220	$27.459	$22.578	$30.898
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.199	$12.832	$12.271	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.942	$13.199	$12.832	$12.271	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.390	$16.436	$14.096	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.171	$18.390	$16.436	$14.096	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.769	$11.762	$11.029	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.609	$11.769	$11.762	$11.029	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.387	$12.906	$12.056	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.069	$13.387	$12.906	$12.056	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.192	$15.975	$13.666	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.336	$17.192	$15.975	$13.666	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer MidCap Growth (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.395	$14.015	$11.964	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.510	$15.395	$14.015	$11.964	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.520	$11.460	$10.775	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.117	$11.520	$11.460	$10.775	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.021	$4.869	$3.980	$5.749	$5.211
Accumulation unit value at end of period+	N/A	N/A	$5.021	$4.869	$3.980	$5.749
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.588	$1.454	$1.118	$1.538	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.588	$1.454	$1.118	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and
Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.95%

Subaccount	2006	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.485	$12.980	$12.177	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.402	$13.485	$12.980	$12.177	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$13.207	$12.449	$11.799	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.633	$13.207	$12.449	$11.799	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$19.565	$17.460	$13.033	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.929	$19.565	$17.460	$13.033	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$16.194	$14.130	$11.659	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.929	$16.194	$14.130	$11.659	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$51.126	$46.522	$44.960	$33.912	$51.597	$45.572
Accumulation unit value at end of period	$52.733	$51.126	$46.522	$4.960	$33.912	$51.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$33.761	$31.338	$28.265	$19.497	$28.212	$23.808
Accumulation unit value at end of period	$36.475	$33.761	$31.338	$28.265	$19.497	$28.212
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$41.340	$36.056	$31.536	$22.586	$31.213	$26.644
Accumulation unit value at end of period	$48.668	$41.340	$36.056	$31.536	$22.586	$31.213
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.215	$7.030	$6.343	$4.999	$6.321	$5.752
Accumulation unit value at end of period	$8.287	$7.215	$7.030	$6.343	$4.999	$6.321
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.582	$9.300	$8.293	$6.556	$7.650	$6.715
Accumulation unit value at end of period	$11.153	$9.582	$9.300	$8.293	$6.556	$7.650
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$15.533	$12.378	$10.101	$7.207	$8.309	$6.933
Accumulation unit value at end of period	$20.191	$15.533	$12.378	$10.101	$7.207	$8.309
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$15.038	$14.073	$12.560	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.883	$15.038	$14.073	$12.560	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.498	$24.103	$23.137	$18.720	$26.861	$24.517
Accumulation unit value at end of period	$26.242	$24.498	$24.103	$23.137	$18.720	$26.861
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$15.539	$15.719	$13.561	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.911	$15.539	$15.719	$13.561	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.285	$8.232	$7.964	$7.728	$7.318	$7.386
Accumulation unit value at end of period	$7.396	$8.285	$8.232	$7.964	$7.728	$7.318
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.978	$18.693	$17.649	$14.180	$20.415	$17.768
Accumulation unit value at end of period	$21.269	$19.978	$18.693	$17.649	$14.180	$20.415
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$11.092	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.363	$11.092	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.880	$12.180	$10.657	$8.504	$0.621	$10.566
Accumulation unit value at end of period	$17.143	$13.880	$12.180	$10.657	$8.504	$10.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount
Accumulation unit value at beginning of period	$6.834	$6.679	$6.377	$5.512	$6.625	$6.256
Accumulation unit value at end of period	$7.390	$6.834	$6.679	$6.377	$5.512	$6.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.446	$1.441	$1.406	$1.363	$1.287	$1.299
Accumulation unit value at end of period	$1.479	$1.446	$1.441	$1.406	$1.363	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.081	$1.924	$1.557	$1.117	$1.285	$1.093
Accumulation unit value at end of period	$2.553	$2.081	$1.924	$1.557	$1.117	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.233	$2.219	$2.181	$2.174	$2.051	$2.065
Accumulation unit value at end of period	$2.281	$2.233	$2.219	$2.181	$2.174	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.292	$7.155	$6.489	$5.309	$5.429	$5.161
Accumulation unit value at end of period	$7.902	$7.292	$7.155	$6.489	$5.309	$5.429
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$2.177	$1.938	$1.671	$1.312	$1.546	$1.423
Accumulation unit value at end of period	$2.681	$2.177	$1.938	$1.671	$1.312	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—

Subaccount	2006	2005	2004	2003	2002	2001
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.106	$2.106	$1.951	$1.500	$1.798	$1.666
Accumulation unit value at end of period	$2.385	$2.106	$2.106	$1.951	$1.500	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount
Accumulation unit value at beginning of period*	$2.578	$2.556	$2.582	$2.614	$2.629	$2.629
Accumulation unit value at end of period	$2.646	$2.578	$2.556	$2.582	$2.614	$2.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.070	$1.971	$1.810	$1.388	$2.127	$1.684
Accumulation unit value at end of period	$2.138	$2.070	$1.971	$1.810	$1.388	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.855	$0.840	$0.841	$0.585	$0.924	$0.713
Accumulation unit value at end of period	$0.845	$0.855	$0.840	$0.841	$0.585	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.413	$23.920	$23.123	$19.982	$22.320	$20.696
Accumulation unit value at end of period	$25.699	$24.413	$23.920	$23.123	$19.982	$22.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$36.746	$32.035	$28.283	$22.446	$25.244	$23.589
Accumulation unit value at end of period	$40.269	$36.746	$32.035	$28.283	$22.446	$25.244
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$36.169	$34.829	$31.839	$24.905	$30.573	$27.939
Accumulation unit value at end of period	$42.643	$36.169	$34.829	$31.839	$24.905	$30.573
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$47.133	$45.416	$44.791	$34.373	$50.139	$42.975
Accumulation unit value at end of period	$49.401	$47.133	$45.416	$44.791	$34.373	$50.139
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$144.978	$140.995	$129.957	$103.177	$135.293	$122.588
Accumulation unit value at end of period	$164.581	$144.978	$140.995	$129.957	$103.177	$135.293
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.395	$13.203	$12.128	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.396	$13.395	$13.203	$12.128	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$17.050	$15.981	$13.167	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.565	$17.050	$15.981	$13.167	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.633	$11.689	$10.854	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.352	$11.633	$11.689	$10.854	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.151	$10.106	$9.957	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.358	$10.151	$10.106	$9.957	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.120	$10.182	$9.938	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.164	$10.120	$10.182	$9.938	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$16.288	$14.318	$12.351	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.661	$16.288	$14.318	$12.351	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$14.313	$13.198	$11.947	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.620	$14.313	$13.198	$11.947	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$22.058	$17.647	$14.427	$10.000	N/A	N/A
Accumulation unit value at end of period	$27.715	$22.058	$17.647	$14.427	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$14.648	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.567	$14.648	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	$7.999	$6.701	$4.641	$5.218	$4.212
Accumulation unit value at end of period++	N/A	N/A	$7.999	$6.701	$4.641	$5.218
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust Subaccount)
Accumulation unit value at beginning of period*	$24.658	$17.597	$15.924	$12.438	$12.952	$10.894
Accumulation unit value at end of period	$29.444	$24.658	$17.597	$15.924	$12.438	$12.952
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.759	$10.719	$10.036	N/A	N/A	N/A
Accumulation unit value at end of period	$15.258	$10.759	$10.719	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$13.050	$11.361	$10.077	N/A	N/A	N/A
Accumulation unit value at end of period	$14.608	$13.050	$11.361	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.314	$11.042	$10.225	N/A	N/A	N/A
Accumulation unit value at end of period	$12.810	$11.314	$11.042	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.161	$11.159	$10.382	N/A	N/A	N/A
Accumulation unit value at end of period	$13.287	$12.161	$11.159	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$12.348	$11.469	$10.258	N/A	N/A	N/A
Accumulation unit value at end of period	$14.137	$12.348	$11.469	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$16.658	$15.342	$13.214	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.942	$16.658	$15.342	$13.214	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.608	$14.570	$12.270	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.889	$15.608	$14.570	$12.270	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.451	$17.202	$13.791	$10.340	$13.455	$11.137
Accumulation unit value at end of period	$19.686	$17.451	$17.202	$13.791	$10.340	$13.455
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.456	$29.706	$27.907	$24.946	$27.185	$26.039
Accumulation unit value at end of period	$34.164	$31.456	$29.706	$27.907	$24.946	$27.185
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.495	$21.989	$21.450	$16.600	$23.030	$20.098
Accumulation unit value at end of period	$24.576	$22.495	$21.989	$21.450	$16.600	$23.030
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$29.361	$26.652	$22.504	$16.981	$24.024	$21.043
Accumulation unit value at end of period	$32.721	$29.361	$26.652	$22.504	$16.981	$24.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Janus Aspen Mid Cap Value
Accumulation unit value at beginning of period**	$16.622	$15.405	$13.333	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.762	$16.622	$15.405	$13.386	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Small Company Value
Accumulation unit value at beginning of period**	$15.728	$15.503	$13.386	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.803	$15.728	$15.503	$13.386	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$29.305	$28.220	$27.459	$22.578	$30.898	$27.369
Accumulation unit value at end of period	$33.979	$29.305	$28.220	$27.459	$22.578	$30.898
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.199	$12.832	$12.271	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.942	$13.199	$12.832	$12.271	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.390	$16.436	$14.096	$10.000	N/A	N/A
Accumulation unit value at end of period	$21.171	$18.390	$16.436	$14.096	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.769	$11.762	$11.029	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.609	$11.769	$11.762	$11.029	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.387	$12.906	$12.056	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.069	$13.387	$12.906	$12.056	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$17.192	$15.975	$13.666	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.336	$17.192	$15.975	$13.666	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$15.395	$14.015	$11.964	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.510	$15.395	$14.015	$11.964	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A

Subaccount	2006	2005	2004	2003	2002	2001
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.520	$11.460	$10.775	$10.000	N/A	N/A
Accumulation unit value at end of period	$12.117	$11.520	$11.460	$10.775	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$5.014	$4.862	$3.975	$5.740	$5.204
Accumulation unit value at end of period+	N/A	N/A	$5.014	$4.862	$3.975	$5.740
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	$1.588	$1.454	$1.118	$1.538	$1.367
Accumulation unit value at end of period+	N/A	N/A	$1.588	$1.454	$1.118	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	—	—	—	—

*	Commencement of Offering October 1, 2001.

**	Commencement of Offering May 1, 2003.

***	Commencement of Offering May 3, 2004.

****	Commencement of Offering May 2, 2005.

+	Cessation of Operations April 29, 2005

++	Cessation of Operations December 2, 2005

+++	Commencement of Offering December 3, 2005

†	Cessation of Operations on April 30, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Kemper Investors Life Insurance Company and

Contract Owners of the KILICO Variable Annuity Separate Account:

In our opinion, the accompanying statement of assets, liabilities and contract owners’ equity and the related statements of operations and changes in contract owners’ equity present fairly, in all material respects, the financial position of the subaccounts of the KILICO Variable Annuity Separate Account (which includes the following subaccounts: AIM V.I. Financial Services Fund, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. Utilities, Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Small Cap, Dreyfus I.P. MidCap Stock, Dreyfus Socially Responsible Growth, Dreyfus VIF Small Company Stock, DWS Bond VIP, DWS Capital Growth VIP, DWS Global Opportunities VIP, DWS Growth and Income VIP, DWS Health Care VIP, DWS International VIP, DWS Money Market VIP, DWS Balanced VIP, DWS Blue Chip VIP, DWS Core Fixed Income VIP, DWS Davis Venture Value VIP, DWS Dreman Financial Services VIP, DWS Dreman High Return Equity VIP, DWS Dreman Small Cap Value VIP, DWS Global Thematic VIP, DWS Government and Agency Securities VIP, DWS High Income VIP, DWS International Select Equity VIP, DWS Janus Growth and Income VIP, DWS Janus Growth Opportunities VIP, DWS Large Cap Value VIP, DWS Legg Mason Aggressive Growth VIP, DWS MFS Strategic Value VIP, DWS Mid Cap Growth VIP, DWS Money Market VIP, DWS Oak Strategic Equity VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP, DWS Technology VIP, DWS Turner Mid-Cap Growth VIP, DWS RREEF Real Estate Securities VIP, DWS Equity 500 Index VIP, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Index 500, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, ING JPMorgan Emerging Markets Equity, ING VP Natural Resources Trust, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, Janus Aspen Worldwide Growth, JPMorgan Insurance Trust Balanced, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Growth, JPMorgan Insurance Trust Diversified Mid Cap Value, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Government Bond, JPMorgan Insurance Trust Intrepid Growth, JPMorgan Insurance Trust Intrepid Mid Cap, JPMorgan International Equity, JPMorgan MidCap Value, JPMorgan Small Company, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer MidCap Fund, Oppenheimer Strategic Bond, PIMCO Foreign Bond, and PIMCO Low Duration) at December 31, 2006 and the results of each of their operations and the changes in each of their contract owners’ equity, and unit values and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards established by the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2006 with the underlying funds, provide a reasonable basis for our opinion.

/s/ Pricewaterhouse Coopers LLP

Chicago, Illinois

April 6, 2007

1

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Global Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$825	$2,607	$21,471	$48,524	$99,685	$18,865	$85,365	$22,587	$8,534
Dividends and other receivables	—	—	—	—	1	—	—	—	—

Total assets	825	2,607	21,471	48,524	99,686	18,865	85,365	22,587	8,534
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$825	$2,607	$21,471	$48,524	$99,686	$18,865	$85,365	$22,587	$8,534

Accumulation Period	$825	$2,607	$21,429	$48,489	$99,497	$18,820	$85,355	$22,587	$8,491
Annuity Period	—	—	42	35	189	45	10	—	43

Total Contract Owners’ Equity	$825	$2,607	$21,471	$48,524	$99,686	$18,865	$85,365	$22,587	$8,534

Units Outstanding	52	187	767	4,299	8,418	355	8,586	603	185

See accompanying notes to financial statements

2

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	DWS Scudder Variable Series I
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Small Cap Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	DWS Bond VIP Subaccount	DWS Capital Growth VIP Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$34,167	$34,821	$97,524	$29,574	$172,314	$12,994	$815	$19,656	$437,323
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	34,167	34,821	97,524	29,574	172,314	12,994	815	19,656	437,323
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	88

Contract owners’ equity	$34,167	$34,821	$97,524	$29,574	$172,314	$12,994	$815	$19,656	$437,235

Accumulation Period	$34,157	$34,632	$97,519	$29,574	$172,309	$12,989	$815	$19,649	$435,567
Annuity Period	10	189	5	—	5	5	—	7	1,668

Total Contract Owners’ Equity	$34,167	$34,821	$97,524	$29,574	$172,314	$12,994	$815	$19,656	$437,235

Units Outstanding	3,976	3,044	4,547	2,383	10,626	1,391	47	2,187	35,562

See accompanying notes to financial statements

3

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

	DWS Scudder Variable Series I					DWS Scudder Variable Series II
	DWS Global Opportunities VIP Subaccount	DWS Growth & Income VIP Subaccount	DWS Health Care VIP Subaccount	DWS International VIP Subaccount	DWS Money Market VIP Subaccount	DWS Balanced VIP Subaccount	DWS Blue Chip VIP Subaccount	DWS Core Fixed Income VIP Subaccount	DWS Davis Venture Value VIP Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$196,700	$88,126	$78,648	$151,894	$—	$345,078	$175,736	$98,141	$249,556
Dividends and other receivables	1	—	—	2	—	63	—	1	—

Total assets	196,701	88,126	78,648	151,896	—	345,141	175,736	98,142	249,556
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	1	—	—	—	—	—	—	1

Contract owners’ equity	$196,701	$88,125	$78,648	$151,896	$—	$345,141	$175,736	$98,142	$249,555

Accumulation Period	$196,647	$87,865	$78,625	$151,683	$—	$341,422	$175,664	$97,844	$249,337
Annuity Period	54	260	23	213	—	3,719	72	298	218

Total Contract Owners’ Equity	$196,701	$88,125	$78,648	$151,896	$—	$345,141	$175,736	$98,142	$249,555

Units Outstanding	8,692	8,341	6,155	11,401	—	46,425	15,323	19,071	18,456

See accompanying notes to financial statements

4

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

	DWS Scudder Variable Series II
	DWS Dreman Financial Services VIP Subaccount	DWS Dreman High Return Equity VIP Subaccount	DWS Dreman Small Cap Value VIP Subaccount	DWS Global Thematic VIP Subaccount	DWS Government & Agency Securities VIP Subaccount	DWS High Income VIP Subaccount	DWS International Select Equity VIP Subaccount	DWS Janus Growth & Income VIP Subaccount	DWS Janus Growth Opportunities VIP Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$—	$649,812	$374,647	$94,058	$107,730	$188,468	$160,746	$140,943	$—
Dividends and other receivables	—	—	1	—	2	5	1	2	—

Total assets	—	649,812	374,648	94,058	107,732	188,473	160,747	140,945	—
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	1	—	38	3	—	—	—

Contract owners’ equity	$—	$649,812	$374,647	$94,058	$107,694	$188,470	$160,747	$140,945	$—

Accumulation Period	—	649,390	374,342	94,037	106,252	187,025	160,402	140,810	—
Annuity Period	—	422	305	21	1,442	1,445	345	135	—

Total Contract Owners’ Equity	$—	$649,812	$374,647	$94,058	$107,694	$188,470	$160,747	$140,945	$—

Units Outstanding	—	37,150	37,162	5,034	19,783	23,378	25,826	14,783	—

See accompanying notes to financial statements

5

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

	DWS Scudder Variable Series II
	DWS Large Cap Value VIP Subaccount	DWS Legg Mason Aggressive Growth VIP Subaccount	DWS MFS Strategic Value VIP Subaccount	DWS Mid Cap Growth VIP Subaccount	DWS Money Market VIP Subaccount	DWS Oak Strategic Equity VIP Subaccount	DWS Small Cap Growth VIP Subaccount	DWS Strategic Income VIP Subaccount	DWS Technology VIP Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$144,836	$—	$—	$35,729	$146,047	$—	$142,349	$51,495	$110,677
Dividends and other receivables	—	—	—	—	304	—	—	1	—

Total assets	144,836	—	—	35,729	146,351	—	142,349	51,496	110,677
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$144,836	$—	$—	$35,729	$146,351	$—	$142,349	$51,496	$110,677

Accumulation Period	$144,451	$—	$—	$35,729	$145,405	$—	$142,237	$51,338	$110,628
Annuity Period	385	—	—	—	946	—	112	158	49

Total Contract Owners’ Equity	$144,836	$—	$—	$35,729	$146,351	$—	$142,349	$51,496	$110,677

Units Outstanding	23,216	—	—	3,096	26,641	—	29,292	3,932	16,513

See accompanying notes to financial statements

6

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

	DWS Scudder Variable Series II	DWS Scudder Investments VIT Funds		Fidelity Variable Insurance Products Fund					Franklin Templeton Variable Insurance Products Trust
	DWS Turner Mid-Cap Growth VIP Subaccount	DWS RREEF Real Estate Securities VIP Subaccount	DWS Equity 500 Index VIP Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$94,399	$47	$205,133	$8,293	$114,012	$65,415	$42,027	$133,005	$13,524
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	94,399	47	205,133	8,293	114,012	65,415	42,027	133,005	13,524
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$94,399	$47	$205,133	$8,293	$114,012	$65,415	42,027	$133,005	$13,524

Accumulation Period	$94,380	$47	$204,951	$8,143	$113,666	$65,354	$41,970	$132,551	$13,464
Annuity Period	19	—	182	150	346	61	57	454	60

Total Contract Owners’ Equity	$94,399	$47	$205,133	$8,293	$114,012	$65,415	$42,027	$133,005	$13,524

Units Outstanding	8,700	2	17,692	311	2,790	1,547	845	812	860

See accompanying notes to financial statements

7

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

	Franklin Templeton Variable Insurance Products Trust							ING Investors Trust	ING VP Natural Resources Trust
	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	ING VP Natural Resources Trust Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$6,211	$7,642	$2,166	$18,802	$27,250	$7,374	$12,078	$12,228	$14,768
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	6,211	7,642	2,166	18,802	27,250	7,374	12,078	12,228	14,768
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$6,211	$7,642	$2,166	$18,802	$27,250	$7,374	$12,078	$12,228	$14,768

Accumulation Period	$6,211	$7,642	$2,165	$18,801	$27,240	$7,312	$11,980	$12,102	$14,744
Annuity Period	—	—	1	1	10	62	98	126	24

Total Contract Owners’ Equity	$6,211	$7,642	$2,166	$18,802	$27,250	$7,374	$12,078	$12,228	$14,768

Units Outstanding	310	604	206	1,810	1,356	434	427	621	485

See accompanying notes to financial statements

8

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

	Janus Aspen Series							JPMorgan Insurance Trust
	Janus Aspen Balanced Subaccount	Janus Aspen Forty Subaccount	Janus Aspen Large Cap Growth Subaccount	Janus Aspen Mid Cap Growth Subaccount	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Insurance Trust Balanced Subaccount	JPMorgan Insurance Trust Core Bond Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$106,171	$1,643	$46,182	$57,352	$12,115	$6,899	$85,810	$55	$10
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	106,171	1,643	46,182	57,352	12,115	6,899	85,810	55	10
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$106,171	$1,643	$46,182	$57,352	$12,115	$6,899	$85,810	$55	$10

Accumulation Period	$105,358	$1,643	$45,958	$57,251	$12,115	$6,899	$85,557	$55	$10
Annuity Period	813	—	224	101	—	—	253	—	—

Total Contract Owners’ Equity	$106,171	$1,643	$46,182	$57,352	$12,115	$6,899	$85,810	$55	$10

Units Outstanding	3,026	140	1,822	1,697	632	360	2,448	5	—

See accompanying notes to financial statements

9

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

	JPMorgan Insurance Trust							JPMorgan Series Trust II
	JPMorgan Insurance Trust Diversified Equity Subaccount	JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount	JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount	JPMorgan Insurance Trust Equity Index Subaccount	JPMorgan Insurance Trust Government Bond Subaccount	JPMorgan Insurance Trust Intrepid Growth Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Subaccount	JPMorgan International Equity Subaccount	JPMorgan MidCap Value Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$2,200	$904	$1,913	$121	$132	$—	$5,375	$36,195	$13,127
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	2,200	904	1,913	121	132	—	5,375	36,195	13,127
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$2,200	$904	$1,913	$121	$132	$—	$5,375	$36,195	$13,127

Accumulation Period	$2,198	$904	$1,912	$121	$132	$—	$5,375	$36,170	$13,126
Annuity Period	2	—	1	—	—	—	—	25	1

Total Contract Owners’ Equity	$2,200	$904	$1,913	$121	$132	$—	$5,375	$36,195	$13,127

Units Outstanding	176	67	132	9	13	—	361	1,780	717

See accompanying notes to financial statements

10

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

	JPMorgan Series Trust II	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	JPMorgan Small Company Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer MidCap Fund Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$10,415	$4,428	$38,745	$2,732	$18,921	$12,222	$993	$7,604	$182
Dividends and other receivables	—	—	1	—	—	—	—	—	—

Total assets	10,415	4,428	38,746	2,732	18,921	12,222	993	7,604	182
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$10,415	$4,428	$38,746	$2,732	$18,921	$12,222	$993	$7,604	$182

Accumulation Period	$10,415	$4,428	$38,705	$2,732	$18,921	$12,216	$993	$7,603	$182
Annuity Period	—	—	41	—	—	6	—	1	—

Total Contract Owners’ Equity	$10,415	$4,428	$38,746	$2,732	$18,921	$12,222	$993	$7,604	$182

Units Outstanding	515	311	1,792	211	1,231	619	63	614	14

See accompanying notes to financial statements

11

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2006

(in thousands)

PIMCO Variable Insurance Trust
PIMCO Low Duration Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$136
Dividends and other receivables	—

Total assets	136
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—

Contract owners’ equity	$136

Accumulation Period	$136
Annuity Period	—

Total Contract Owners’ Equity	$136

Units Outstanding	10

See accompanying notes to financial statements

12

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Global Real Estate Subaccount(a)	AIM V.I. Utilities Subaccount	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
REVENUE
Dividend income	$17	$—	$896	$2,336	$7,016	$26	$—	$3,405	$—
EXPENSES
Mortality and expense risk charges	10	38	192	535	1,439	269	1,063	320	109

Net investment income (loss)	7	(38)	704	1,801	5,577	(243)	(1,063)	3,085	(109)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	39	166	597	4,709	1,041	1,520	695	1,673	987
Change in unrealized appreciation (depreciation) of investments	64	(34)	3,927	2,068	(3,621)	(634)	13,113	(2,869)	433

Net realized and unrealized gain (loss) on investments	103	132	4,524	6,777	(2,580)	886	13,808	(1,196)	1,420

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$110	$94	$5,228	$8,578	$2,997	$643	$12,745	$1,889	$1,311

(a)	Effective July 3, 2006, name was changed from AIM V.I. Real Estate Subaccount.

See accompanying notes to financial statements

13

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	DWS Scudder Variable Series I(b)
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Small Cap Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	DWS Bond VIP Subaccount	DWS Capital Growth VIP Subaccount(c)
REVENUE
Dividend income	$635	$3,464	$1,592	$—	$30,215	$12	$93	$295	$1,716
EXPENSES
Mortality and expense risk charges	448	446	1,173	429	2,498	158	10	200	4,135

Net investment income (loss)	187	3,018	419	(429)	27,717	(146)	83	95	(2,419)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	2,499	869	7,891	2,321	6,197	185	1	20	7,619
Change in unrealized appreciation (depreciation) of investments	2,165	1,377	14,049	1,305	(23,142)	837	(13)	587	14,312

Net realized and unrealized gain (loss) on investments	4,664	2,246	21,940	3,626	(16,945)	1,022	(12)	607	21,931

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$4,851	$5,264	$22,359	$3,197	$10,772	$876	$71	$702	$19,512

(b)

Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(c)

Effective December 8, 2006, DWS Capital Growth VIP Subaccount acquired DWS Janus Growth Opportunities VIP Subaccount, DWS Legg Mason Aggressive Growth VIP Subaccount and DWS Oak Strategic Equity VIP Subaccount.

See accompanying notes to financial statements

14

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

	DWS Scudder Variable Series I(b)					DWS Scudder Variable Series II(b)
	DWS Global Opportunities VIP Subaccount(d)	DWS Growth & Income VIP Subaccount	DWS Health Care VIP Subaccount(e)	DWS International VIP Subaccount	DWS Money Market VIP Subaccount(f)	DWS Balanced VIP Subaccount(g)	DWS Blue Chip VIP Subaccount	DWS Core Fixed Income VIP Subaccount(h)	DWS Davis Venture Value VIP Subaccount
REVENUE
Dividend income	$1,807	$880	$309	$2,547	$2	$9,024	$10,165	$3,105	$1,496
EXPENSES
Mortality and expense risk charges	2,499	1,236	1,125	1,882	1	4,626	2,320	1,287	3,214

Net investment income (loss)	(692)	(356)	(816)	665	1	4,398	7,845	1,818	(1,718)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	4,717	2,713	3,180	6,717	—	5,077	4,349	139	6,243
Change in unrealized appreciation (depreciation) of investments	28,930	7,880	1,280	22,378	—	20,171	9,894	888	24,840

Net realized and unrealized gain (loss) on investments	33,647	10,593	4,460	29,095	—	25,248	14,243	1,027	31,083

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$32,955	$10,237	$3,644	$29,760	$1	$29,646	$22,088	$2,845	$29,365

(b)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(d)	Effective February 6, 2006, fund name was changed from Scudder Global Discovery Subaccount.

(e)	Effective February 6, 2006, fund name was changed from Scudder Health Sciences Subaccount.

(f)	Cessation of operations as of November 2, 2006, DWS Money Market VIP (DWS Scudder Variable Series I). Fund merged with DWS Scudder Money Market VIP Subaccount (DWS Scudder Variable Series II).

(g)	Effective February 6, 2006, fund name was changed from Scudder Total Return Subaccount.

(h)	Effective February 6, 2006, fund name was changed from Scudder Fixed Income Subaccount.

See accompanying notes to financial statements

15

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

	DWS Scudder Variable Series II(b)
	DWS Dreman Financial Services VIP Subaccount(i)	DWS Dreman High Return Equity VIP Subaccount(j)	DWS Dreman Small Cap Value VIP Subaccount	DWS Global Thematic VIP Subaccount(k)	DWS Government & Agency Securities VIP Subaccount	DWS High Income VIP Subaccount	DWS International Select Equity VIP Subaccount	DWS Janus Growth & Income VIP Subaccount	DWS Janus Growth Opportunities VIP Subaccount(l)
REVENUE
Dividend income	$15,177	$35,226	$30,617	$5,069	$4,512	$15,121	$2,970	$884	$ 136
EXPENSES
Mortality and expense risk charges	675	7,832	4,904	997	1,531	2,526	2,011	1,953	1,024

Net investment income (loss)	14,502	27,394	25,713	4,072	2,981	12,595	959	(1,069)	(888)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	1,204	11,819	15,918	2,036	(1,015)	2,609	10,138	3,215	7,532
Change in unrealized appreciation (depreciation) of investments	(12,190)	52,609	32,402	11,907	944	1,030	20,669	7,020	(7,241)

Net realized and unrealized gain (loss) on investments	(10,986)	64,428	48,320	13,943	(71)	3,639	30,807	10,235	291

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$3,516	$91,822	$74,033	$18,015	$2,910	$16,234	$31,766	$9,166	$ (597)

(b)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(i)	Cessation of operations as of September 14, 2006, DWS Dreman Financial Services VIP Subaccount. Fund merged with DWS Dreman High Return Equity VIP Subaccount.

(j)	Effective September 15, 2006, DWS Dreman High Return Equity VIP Subaccount acquired DWS Dreman Financial Services VIP Subaccount and DWS MFS Strategic Value VIP Subaccount.

(k)	Effective February 6, 2006, fund name was changed from Scudder Global Blue Chip Subaccount.

(l)	Cessation of operations as of December 7, 2006, DWS Janus Growth Opportunities VIP Subaccount. Fund merged with DWS Capital Growth Subaccount.

See accompanying notes to financial statements

16

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

	DWS Scudder Variable Series II(b)
	DWS Large Cap Value VIP Subaccount	DWS Legg Mason Aggressive Growth VIP Subaccount(m)	DWS MFS Strategic Value VIP Subaccount(n)	DWS Mid Cap Growth VIP Subaccount	DWS Money Market VIP Subaccount(o)	DWS Oak Strategic Equity VIP Subaccount(p)	DWS Small Cap Growth VIP Subaccount	DWS Strategic Income VIP Subaccount	DWS Technology VIP Subaccount(q)
REVENUE
Dividend income	$2,276	$10,662	$2	$—	$7,152	$35	$—	$2,235	$—
EXPENSES
Mortality and expense risk charges	1,938	459	—	512	2,118	500	2,096	607	1,624

Net investment income (loss)	338	10,203	2	(512)	5,034	(465)	(2,096)	1,628	(1,624)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	5,540	723	2	2,321	—	5,929	10,226	(130)	(2,569)
Change in unrealized appreciation (depreciation) of investments	12,650	(7,156)	(3)	1,391	—	(4,676)	(2,471)	1,775	2,345

Net realized and unrealized gain (loss) on investments	18,190	(6,433)	(1)	3,712	—	1,253	7,755	1,645	(224)

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$18,528	$3,770	$1	$3,200	$5,034	$788	$5,659	$3,273	$(1,848)

(b)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(m)	Cessation of operations as of December 8, 2006, DWS Legg Mason Aggressive Growth VIP Subaccount. Fund merged with DWS Capital Growth Subaccount.

Previous to this date, effective May 1, 2006, fund name was changed from Scudder Salomon Aggressive Growth Subaccount.

(n)	Cessation of operations as of September 14, 2006, DWS MFS Strategic Value VIP Subaccount. Fund merged with Dreman High Return Equity VIP Subaccount.

(o)	Effective November 3, 2006, DWS Money Market VIP Subaccount (DWS Scudder Variable Series II) acquired DWS Money Market VIP Subaccount (DWS Scudder Variable Series I).

(p)	Cessation of operations as of December 7, 2006, DWS Oak Strategic Equity VIP Subaccount. Fund merged with DWS Capital Growth Subaccount.

(q)	Effective February 6, 2006, fund name was changed from Scudder Technology Growth Subaccount.

See accompanying notes to financial statements

17

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

	DWS Scudder Variable Series II(b)	DWS Scudder Investments VIT Funds(b)		Fidelity Variable Insurance Products Fund					Franklin Templeton Variable Insurance Products Trust
	DWS Turner Mid-Cap Growth VIP Subaccount	DWS RREEF Real Estate Securities VIP Subaccount(r)	DWS Equity 500 Index VIP Subaccount(s)	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount
REVENUE
Dividend income	$7,661	$—	$2,284	$255	$10,550	$9,253	$182	$2,267	$175
EXPENSES
Mortality and expense risk charges	1,384	—	2,699	116	1,472	769	579	1,704	151

Net investment income (loss)	6,277	—	(415)	139	9,078	8,484	(397)	563	24

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	2,771	—	2,209	321	6,670	1,279	470	4,936	335
Change in unrealized appreciation (depreciation) of investments	(4,469)	8	23,786	54	(4,832)	378	2,232	11,846	1,313

Net realized and unrealized gain (loss) on investments	(1,698)	8	25,995	375	1,838	1,657	2,702	16,782	1,648

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$4,579	$8	$25,580	$514	$10,916	$10,141	$2,305	$17,345	$1,672

(b)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(r)	Effective February 6, 2006, name was changed from Scudder Real Estate Securities Subaccount.

(s)	Effective February 6, 2006, name was changed from Scudder VIT Equity 500 Index Fund Subaccount.

See accompanying notes to financial statements

18

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

	Franklin Templeton Variable Insurance Products Trust							ING Investors Trust	ING VP Natural Resources Trust
	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	ING VP Natural Resources Trust Subaccount
REVENUE
Dividend income	$236	$361	$92	$734	$1,073	$258	$126	$193	$1,141
EXPENSES
Mortality and expense risk charges	75	140	28	255	299	75	150	140	200

Net investment income (loss)	161	221	64	479	774	183	(24)	53	941

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	306	449	(18)	(234)	805	165	978	361	2,184
Change in unrealized appreciation (depreciation) of investments	329	32	10	(57)	2,815	563	1,473	2,765	(769)

Net realized and unrealized gain (loss) on investments	635	481	(8)	(291)	3,620	728	2,451	3,126	1,415

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$796	$702	$56	$188	$4,394	$911	$2,427	$3,179	$2,356

See accompanying notes to financial statements

19

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

	Janus Aspen Series							JPMorgan Insurance Trust(t)
	Janus Aspen Balanced Subaccount	Janus Aspen Forty Subaccount	Janus Aspen Large Cap Growth Subaccount	Janus Aspen Mid Cap Growth Subaccount	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Insurance Trust Balanced Subaccount(u)	JPMorgan Insurance Trust Core Bond Subaccount(v)
REVENUE
Dividend income	$2,303	$6	$225	$—	$682	$52	$1,459	$3	$—
EXPENSES
Mortality and expense risk charges	1,420	22	615	753	129	85	1,092	1	—

Net investment income (loss)	883	(16)	(390)	(753)	553	(33)	367	2	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	3,007	(33)	3,286	4,295	108	358	3,927	1	1
Change in unrealized appreciation (depreciation) of investments	5,755	171	1,629	3,092	467	836	8,642	3	—

Net realized and unrealized gain (loss) on investments	8,762	138	4,915	7,387	575	1,194	12,569	4	1

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$9,645	$122	$4,525	$6,634	$1,128	$1,161	$12,936	$6	$1

(t)	Effective May 1, 2006, fund name was changed from JPMorgan Investment Trust.

(u)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Balanced Subaccount.

(v)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Bond Subaccount.

See accompanying notes to financial statements

20

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

	JPMorgan Insurance Trust(t)							JPMorgan Series Trust II
	JPMorgan Insurance Trust Diversified Equity Subaccount(w)	JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount(x)	JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount(y)	JPMorgan Insurance Trust Equity Index Subaccount(z)	JPMorgan Insurance Trust Government Bond Subaccount(aa)	JPMorgan Insurance Trust Intrepid Growth Subaccount(ab)	JPMorgan Insurance Trust Intrepid Mid Cap Subaccount(ac)	JPMorgan International Equity Subaccount	JPMorgan MidCap Value Subaccount
REVENUE
Dividend income	$12	$15	$197	$1	$46	$—	$1,314	$360	$567
EXPENSES
Mortality and expense risk charges	25	10	23	1	8	—	84	456	197

Net investment income (loss)	(13)	5	174	—	38	—	1,230	(96)	370

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	35	28	(1)	1	(41)	5	(187)	3,230	1,957
Change in unrealized appreciation (depreciation) of investments	243	(5)	82	12	(4)	(5)	(330)	3,407	(64)

Net realized and unrealized gain (loss) on investments	278	23	81	13	(45)	—	(517)	6,637	1,893

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$265	$28	$255	$13	$(7)	$—	$713	$6,541	$2,263

(t)	Effective May 1, 2006, fund name was changed from JPMorgan Investment Trust.

(w)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Equity Subaccount.

(x)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Growth Subaccount.

(y)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Value Subaccount.

(z)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Equity Index Subaccount.

(aa)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Government Bond Subaccount.

(ab)

Effective December 8, 2006, name was changed from JPMorgan Insurance Trust Large Cap Growth Subaccount. Previously, effective May 1, 2006, name was changed from JPMorgan Investment Trust Large Cap Growth Subaccount.

(ac)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Subaccount.

See accompanying notes to financial statements

21

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

	JPMorgan Series Trust II	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	JPMorgan Small Company Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer MidCap Fund Subaccount(ad)	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount
REVENUE
Dividend income	$317	$8	$2,091	$162	$165	$314	$—	$830	$8
EXPENSES
Mortality and expense risk charges	146	59	458	32	236	152	17	154	3

Net investment income (loss)	171	(51)	1,633	130	(71)	162	(17)	676	5

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	1,110	121	1,090	(24)	397	464	134	175	2
Change in unrealized appreciation (depreciation) of investments	106	191	2,448	78	1,878	684	(107)	(223)	(6)

Net realized and unrealized gain (loss) on investments	1,216	312	3,538	54	2,275	1,148	27	(48)	(4)

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,387	$261	$5,171	$184	$2,204	$1,310	$10	$628	$1

(ad)	Effective May 1, 2006, fund name was changed from Oppenheimer Aggressive Growth Fund Subaccount.

See accompanying notes to financial statements

22

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2006

(in thousands)

PIMCO Variable Insurance Trust
PIMCO Low Duration Subaccount
REVENUE
Dividend income	$6
EXPENSES
Mortality and expense risk charges	2

Net investment income (loss)	4

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	—
Change in unrealized appreciation (depreciation) of investments	(1)

Net realized and unrealized gain (loss) on investments	(1)

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$3

See accompanying notes to financial statements

23

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY

For the year ended December 31, 2006

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Global Real Estate Subaccount(a)	AIM V.I. Utilities Subaccount	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
OPERATIONS
Net investment income (loss)	$7	$(38)	$704	$1,801	$5,577	$(243)	$(1,063)	$3,085	$(109)
Net realized gain (loss) on sale of investments	39	166	597	4,709	1,041	1,520	695	1,673	987
Change in unrealized appreciation (depreciation) of investments	64	(34)	3,927	2,068	(3,621)	(634)	13,113	(2,869)	433

Net increase (decrease) in contract owners’ equity resulting from operations	110	94	5,228	8,578	2,997	643	12,745	1,889	1,311

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	16	223	843	876	1,400	1,352	1,405	1,648	549
Net transfer (to) from affiliate and subaccounts	100	(390)	5,718	6,150	(6,970)	(2,491)	3,083	(3,739)	645
Payments for redemptions	(87)	(247)	(1,332)	(3,107)	(7,273)	(3,123)	(4,764)	(2,588)	(1,016)
Guaranteed retirement income benefit fees, maintenance fees and other fees	—	(1)	(5)	(94)	(263)	(14)	(205)	(10)	(5)
Annuity payout reserve adjustment	—	—	1	(1)	(35)	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	29	(415)	5,225	3,824	(13,141)	(4,276)	(481)	(4,689)	173

Total increase (decrease) in contract owners’ equity	139	(321)	10,453	12,402	(10,144)	(3,633)	12,264	(2,800)	1,484
CONTRACT OWNERS’ EQUITY
Beginning of period	686	2,928	11,018	36,122	109,830	22,498	73,101	25,387	7,050

End of period	$825	$2,607	$21,471	$48,524	$99,686	$18,865	$85,365	$22,587	$8,534

(a)	Effective July 3, 2006, name was changed from AIM V.I. Real Estate Subaccount.

See accompanying notes to financial statements

24

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	DWS Scudder Variable Series I(b)
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Small Cap Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	DWS Bond VIP Subaccount	DWS Capital Growth VIP Subaccount(c)
OPERATIONS
Net investment income (loss)	$187	$3,018	$419	$(429)	$27,717	$(146)	$83	$95	$(2,419)
Net realized gain (loss) on sale of investments	2,499	869	7,891	2,321	6,197	185	1	20	7,619
Change in unrealized appreciation (depreciation) of investments	2,165	1,377	14,049	1,305	(23,142)	837	(13)	587	14,312

Net increase (decrease) in contract owners’ equity resulting from operations	4,851	5,264	22,359	3,197	10,772	876	71	702	19,512

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,926	1,964	2,514	607	2,542	370	42	898	5,634
Net transfer (to) from affiliate and subaccounts	(415)	(2,739)	3,580	(3,510)	(10,163)	645	59	14,385	136,641
Payments for redemptions	(5,823)	(4,569)	(5,823)	(1,167)	(13,157)	(694)	(106)	(3,387)	(35,098)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(107)	(15)	(211)	(78)	(424)	(26)	—	(53)	(639)
Annuity payout reserve adjustment	—	1	—	—	3	(8)	—	—	(129)

Net increase (decrease) from contract owners’ equity transactions	(4,419)	(5,358)	60	(4,148)	(21,199)	287	(5)	11,843	106,409

Total increase (decrease) in contract owners’ equity	432	(94)	22,419	(951)	(10,427)	1,163	66	12,545	125,921
CONTRACT OWNERS’ EQUITY
Beginning of period	33,735	34,915	75,105	30,525	182,741	11,831	749	7,111	311,314

End of period	$34,167	$34,821	$97,524	$29,574	$172,314	$12,994	$815	$19,656	$437,235

(b)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(c)

Effective December 8, 2006, DWS Capital Growth VIP Subaccount acquired DWS Janus Growth Opportunities VIP Subaccount, DWS Legg Mason Aggressive Growth VIP Subaccount and DWS Oak Strategic Equity VIP Subaccount.

See accompanying notes to financial statements

25

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

	DWS Scudder Variable Series I(b)					DWS Scudder Variable Series II(b)
	DWS Global Opportunities VIP Subaccount(d)	DWS Growth & Income VIP Subaccount	DWS Health Care VIP Subaccount(e)	DWS International VIP Subaccount	DWS Money Market VIP Subaccount(f)	DWS Balanced VIP Subaccount(g)	DWS Blue Chip VIP Subaccount	DWS Core Fixed Income VIP Subaccount(h)	DWS Davis Venture Value VIP Subaccount
OPERATIONS
Net investment income (loss)	$(692)	$(356)	$(816)	$665	$1	$4,398	$7,845	$1,818	$(1,718)
Net realized gain (loss) on sale of investments	4,717	2,713	3,180	6,717	—	5,077	4,349	139	6,243
Change in unrealized appreciation (depreciation) of investments	28,930	7,880	1,280	22,378	—	20,171	9,894	888	24,840

Net increase (decrease) in contract owners’ equity resulting from operations	32,955	10,237	3,644	29,760	1	29,646	22,088	2,845	29,365

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,048	1,020	1,554	3,011	—	4,954	1,544	1,822	4,356
Net transfer (to) from affiliate and subaccounts	6,092	(7,339)	(7,440)	5,863	(41)	(12,644)	8,880	17,332	4,374
Payments for redemptions	(11,383)	(9,253)	(4,307)	(9,581)	(8)	(45,868)	(19,594)	(11,163)	(14,647)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(441)	(198)	(210)	(329)	—	(401)	(417)	(240)	(600)
Annuity payout reserve adjustment	(11)	(3)	1	(1)	—	(93)	(33)	(108)	(108)

Net increase (decrease) from contract owners’ equity transactions	(2,695)	(15,773)	(10,402)	(1,037)	(49)	(54,052)	(9,620)	7,643	(6,625)

Total increase (decrease) in contract owners’ equity	30,260	(5,536)	(6,758)	28,723	(48)	(24,406)	12,468	10,488	22,740
CONTRACT OWNERS’ EQUITY
Beginning of period	166,441	93,661	85,406	123,173	48	369,547	163,268	87,654	226,815

End of period	$196,701	$88,125	$78,648	$151,896	$—	$345,141	$175,736	$98,142	$249,555

(b)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(d)	Effective February 6, 2006, fund name was changed from Scudder Global Discovery Subaccount.

(e)	Effective February 6, 2006, fund name was changed from Scudder Health Sciences Subaccount.

(f)	Cessation of operations as of November 2, 2006, DWS Money Market VIP (DWS Scudder Variable Series I). Fund merged with DWS Scudder Money Market VIP Subaccount (DWS Scudder Variable Series II).

(g)	Effective February 6, 2006, fund name was changed from Scudder Total Return Subaccount.

(h)	Effective February 6, 2006, fund name was changed from Scudder Fixed Income Subaccount.

See accompanying notes to financial statements

26

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

	DWS Scudder Variable Series II(b)
	DWS Dreman Financial Services VIP Subaccount(i)	DWS Dreman High Return Equity VIP Subaccount(j)	DWS Dreman Small Cap Value VIP Subaccount	DWS Global Thematic VIP Subaccount(k)	DWS Government & Agency Securities VIP Subaccount	DWS High Income VIP Subaccount	DWS International Select Equity VIP Subaccount	DWS Janus Growth & Income VIP Subaccount	DWS Janus Growth Opportunities VIP Subaccount(l)
OPERATIONS
Net investment income (loss)	$14,502	$27,394	$25,713	$4,072	$2,981	$12,595	$959	$(1,069)	$(888)
Net realized gain (loss) on sale of investments	1,204	11,819	15,918	2,036	(1,015)	2,609	10,138	3,215	7,532
Change in unrealized appreciation (depreciation) of investments	(12,190)	52,609	32,402	11,907	944	1,030	20,669	7,020	(7,241)

Net increase (decrease) in contract owners’ equity resulting from operations	3,516	91,822	74,033	18,015	2,910	16,234	31,766	9,166	(597)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	515	9,547	8,218	1,663	2,310	2,872	2,507	2,564	1,051
Net transfer (to) from affiliate and subaccounts	(70,533)	59,510	(7,151)	26,119	(3,442)	(6,573)	4,291	2,940	(81,645)
Payments for redemptions	(3,032)	(39,000)	(26,837)	(5,271)	(15,135)	(22,323)	(15,120)	(8,811)	(4,854)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(87)	(1,460)	(761)	(164)	(188)	(260)	(279)	(340)	(159)
Annuity payout reserve adjustment	1	34	(36)	6	(207)	(71)	(64)	(98)	—

Net increase (decrease) from contract owners’ equity transactions	(73,136)	28,631	(26,567)	22,353	(16,662)	(26,355)	(8,665)	(3,745)	(85,607)

Total increase (decrease) in contract owners’ equity	(69,620)	120,453	47,466	40,368	(13,752)	(10,121)	23,101	5,421	(86,204)
CONTRACT OWNERS’ EQUITY
Beginning of period	69,620	529,359	327,181	53,690	121,446	198,591	137,646	135,524	86,204

End of period	$—	$649,812	$374,647	$94,058	$107,694	$188,470	$160,747	$140,945	$—

(b)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(i)	Cessation of operations as of September 14, 2006, DWS Dreman Financial Services VIP Subaccount. Fund merged with DWS Dreman High Return Equity VIP Subaccount.

(j)	Effective September 15, 2006, DWS Dreman High Return Equity VIP Subaccount acquired DWS Dreman Financial Services VIP Subaccount and DWS MFS Strategic Value VIP Subaccount.

(k)	Effective February 6, 2006, fund name was changed from Scudder Global Blue Chip Subaccount.

(l)	Cessation of operations as of December 7, 2006, DWS Janus Growth Opportunities VIP Subaccount. Fund merged with DWS Capital Growth Subaccount.

See accompanying notes to financial statements

27

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

	DWS Scudder Variable Series II(b)
	DWS Large Cap Value VIP Subaccount	DWS Legg Mason Aggressive Growth VIP Subaccount(m)	DWS MFS Strategic Value VIP Subaccount(n)	DWS Mid Cap Growth VIP Subaccount	DWS Money Market VIP Subaccount(o)	DWS Oak Strategic Equity VIP Subaccount(p)	DWS Small Cap Growth VIP Subaccount	DWS Strategic Income VIP Subaccount	DWS Technology VIP Subaccount(q)
OPERATIONS
Net investment income (loss)	$338	$10,203	$2	$(512)	$5,034	$(465)	$(2,096)	$1,628	$(1,624)
Net realized gain (loss) on sale of investments	5,540	723	2	2,321	—	5,929	10,226	(130)	(2,569)
Change in unrealized appreciation (depreciation) of investments	12,650	(7,156)	(3)	1,391	—	(4,676)	(2,471)	1,775	2,345

Net increase (decrease) in contract owners’ equity resulting from operations	18,528	3,770	1	3,200	5,034	788	5,659	3,273	(1,848)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,761	1,102	—	860	6,875	750	3,670	1,284	2,994
Net transfer (to) from affiliate and subaccounts	(5,179)	(36,168)	(36)	(3,500)	45,505	(43,302)	(13,632)	12,502	(12,800)
Payments for redemptions	(15,635)	(1,753)	—	(2,203)	(47,203)	(2,036)	(13,356)	(3,953)	(8,371)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(280)	(69)	—	(72)	(654)	(77)	(287)	(82)	(303)
Annuity payout reserve adjustment	(129)	(2)	—	—	(79)	(3)	(21)	(135)	(22)

Net increase (decrease) from contract owners’ equity transactions	(18,462)	(36,890)	(36)	(4,915)	4,444	(44,668)	(23,626)	9,616	(18,502)

Total increase (decrease) in contract owners’ equity	66	(33,120)	(35)	(1,715)	9,478	(43,880)	(17,967)	12,889	(20,350)
CONTRACT OWNERS’ EQUITY
Beginning of period	144,770	33,120	35	37,444	136,873	43,880	160,316	38,607	131,027

End of period	$144,836	$—	$—	$35,729	$146,351	$—	$142,349	$51,496	$110,677

(b)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(m)	Cessation of operations as of December 8, 2006, DWS Legg Mason Aggressive Growth VIP Subaccount. Fund merged with DWS Capital Growth Subaccount.

Previous to this date, effective May 1, 2006, fund name was changed from Scudder Salomon Aggressive Growth Subaccount.

(n)	Cessation of operations as of September 14, 2006, DWS MFS Strategic Value VIP Subaccount. Fund merged with Dreman High Return Equity VIP Subaccount.

(o)	Effective November 3, 2006, DWS Money Market VIP Subaccount (DWS Scudder Variable Series II) acquired DWS Money Market VIP Subaccount (DWS Scudder Variable Series I).

(p)	Cessation of operations as of December 7, 2006, DWS Oak Strategic Equity VIP Subaccount. Fund merged with DWS Capital Growth Subaccount.

(q)	Effective February 6, 2006, fund name was changed from Scudder Technology Growth Subaccount.

See accompanying notes to financial statements

28

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

	DWS Scudder Variable Series II(b)	DWS Scudder Investments VIT Funds(b)		Fidelity Variable Insurance Products Fund					Franklin Templeton Variable Insurance Products Trust
	DWS Turner Mid-Cap Growth VIP Subaccount	DWS RREEF Real Estate Securities VIP Subaccount(r)	DWS Equity 500 Index VIP Subaccount(s)	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount
OPERATIONS
Net investment income (loss)	$6,277	$—	$(415)	$139	$9,078	$8,484	$(397)	$563	$24
Net realized gain (loss) on sale of investments	2,771	—	2,209	321	6,670	1,279	470	4,936	335
Change in unrealized appreciation (depreciation) of investments	(4,469)	8	23,786	54	(4,832)	378	2,232	11,846	1,313

Net increase (decrease) in contract owners’ equity resulting from operations	4,579	8	25,580	514	10,916	10,141	2,305	17,345	1,672

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,084	—	3,975	578	5,492	2,881	2,315	6,697	800
Net transfer (to) from affiliate and subaccounts	(4,197)	25	(8,104)	(1,000)	3,866	3,014	(4,287)	(6,820)	1,930
Payments for redemptions	(5,050)	—	(10,369)	(1,484)	(14,587)	(7,479)	(6,260)	(16,819)	(1,611)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(256)	—	(510)	(6)	(44)	(25)	(35)	(163)	(3)
Annuity payout reserve adjustment	—	—	(184)	—	(1)	1	—	1	2

Net increase (decrease) from contract owners’ equity transactions	(7,419)	25	(15,192)	(1,912)	(5,274)	(1,608)	(8,267)	(17,104)	1,118

Total increase (decrease) in contract owners’ equity	(2,840)	33	10,388	(1,398)	5,642	8,533	(5,962)	241	2,790
CONTRACT OWNERS’ EQUITY
Beginning of period	97,239	14	194,745	9,691	108,370	56,882	47,989	132,764	10,734

End of period	$94,399	$47	$205,133	$8,293	$114,012	$65,415	$42,027	$133,005	$13,524

(b)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(r)	Effective February 6, 2006, name was changed from Scudder Real Estate Securities Subaccount.

(s)	Effective February 6, 2006, name was changed from Scudder VIT Equity 500 Index Fund Subaccount.

See accompanying notes to financial statements

29

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

	Franklin Templeton Variable Insurance Products Trust							ING Investors Trust	ING VP Natural Resources Trust
	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	ING VP Natural Resources Trust Subaccount
OPERATIONS
Net investment income (loss)	$161	$221	$64	$479	$774	$183	$(24)	$53	$941
Net realized gain (loss) on sale of investments	306	449	(18)	(234)	805	165	978	361	2,184
Change in unrealized appreciation (depreciation) of investments	329	32	10	(57)	2,815	563	1,473	2,765	(769)

Net increase (decrease) in contract owners’ equity resulting from operations	796	702	56	188	4,394	911	2,427	3,179	2,356

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	341	778	146	1,567	1,518	490	620	346	657
Net transfer (to) from affiliate and subaccounts	768	(9,820)	32	873	6,097	2,378	1,518	45	677
Payments for redemptions	(641)	(1,456)	(277)	(3,256)	(3,287)	(851)	(1,070)	(1,393)	(1,694)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(2)	(17)	(1)	(91)	(6)	(3)	(3)	(4)	(5)
Annuity payout reserve adjustment	—	—	—	—	—	(0)	4	4	(7)

Net increase (decrease) from contract owners’ equity transactions	466	(10,515)	(100)	(907)	4,322	2,014	1,069	(1,002)	(372)

Total increase (decrease) in contract owners’ equity	1,262	(9,813)	(44)	(719)	8,716	2,925	3,496	2,177	1,984
CONTRACT OWNERS’ EQUITY
Beginning of period	4,949	17,455	2,210	19,521	18,534	4,449	8,582	10,051	12,784

End of period	$6,211	$7,642	$2,166	$18,802	$27,250	$7,374	$12,078	$12,228	$14,768

See accompanying notes to financial statements

30

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

	Janus Aspen Series							JPMorgan Insurance Trust(t)
	Janus Aspen Balanced Subaccount	Janus Aspen Forty Subaccount	Janus Aspen Large Cap Growth Subaccount	Janus Aspen Mid Cap Growth Subaccount	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Insurance Trust Balanced Subaccount(u)	JPMorgan Insurance Trust Core Bond Subaccount(v)
OPERATIONS
Net investment income (loss)	$883	$(16)	$(390)	$(753)	$553	$(33)	$367	$2	$—
Net realized gain (loss) on sale of investments	3,007	(33)	3,286	4,295	108	358	3,927	1	1
Change in unrealized appreciation (depreciation) of investments	5,755	171	1,629	3,092	467	836	8,642	3	—

Net increase (decrease) in contract owners’ equity resulting from operations	9,645	122	4,525	6,634	1,128	1,161	12,936	6	1

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	4,751	13	2,156	2,544	698	430	3,955	1	—
Net transfer (to) from affiliate and subaccounts	(4,214)	(1)	(3,714)	(4,478)	7,748	797	(9,083)	14	(6)
Payments for redemptions	(16,533)	(138)	(7,577)	(7,568)	(1,936)	(967)	(11,517)	(2)	—
Guaranteed retirement income benefit fees, maintenance fees and other fees	(57)	(4)	(44)	(52)	(29)	(27)	(64)	—	—
Annuity payout reserve adjustment	(61)	—	(15)	(4)	—	—	(5)	—	—

Net increase (decrease) from contract owners’ equity transactions	(16,114)	(130)	(9,194)	(9,558)	6,481	233	(16,714)	13	(6)

Total increase (decrease) in contract owners’ equity	(6,469)	(8)	(4,669)	(2,924)	7,609	1,394	(3,778)	19	(5)
CONTRACT OWNERS’ EQUITY
Beginning of period	112,640	1,651	50,851	60,276	4,506	5,505	89,588	36	15

End of period	$106,171	$1,643	$46,182	$57,352	$12,115	$6,899	$85,810	$55	$10

(t)	Effective May 1, 2006, fund name was changed from JPMorgan Investment Trust.

(u)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Balanced Subaccount.

(v)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Bond Subaccount.

See accompanying notes to financial statements

31

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

	JPMorgan Insurance Trust(t)							JPMorgan Series Trust II
	JPMorgan Insurance Trust Diversified Equity Subaccount(w)	JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount(x)	JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount(y)	JPMorgan Insurance Trust Equity Index Subaccount(z)	JPMorgan Insurance Trust Government Bond Subaccount(aa)	JPMorgan Insurance Trust Intrepid Growth Subaccount(ab)	JPMorgan Insurance Trust Intrepid Mid Cap Subaccount(ac)	JPMorgan International Equity Subaccount	JPMorgan MidCap Value Subaccount
OPERATIONS
Net investment income (loss)	$(13)	$5	$174	$—	$38	$—	$1,230	$(96)	$370
Net realized gain (loss) on sale of investments	35	28	(1)	1	(41)	5	(187)	3,230	1,957
Change in unrealized appreciation (depreciation) of investments	243	(5)	82	12	(4)	(5)	(330)	3,407	(64)

Net increase (decrease) in contract owners’ equity resulting from operations	265	28	255	13	(7)	—	713	6,541	2,263

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	133	71	104	4	24	—	513	2,179	803
Net transfer (to) from affiliate and subaccounts	596	423	180	22	46	(74)	(616)	(6)	(8,334)
Payments for redemptions	(195)	(55)	(192)	(1)	(821)	—	(544)	(5,270)	(1,735)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(4)	—	(1)	—	—	—	(4)	(135)	(13)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	530	439	91	25	(751)	(74)	(651)	(3,232)	(9,279)

Total increase (decrease) in contract owners’ equity	795	467	346	38	(758)	(74)	62	3,309	(7,016)
CONTRACT OWNERS’ EQUITY
Beginning of period	1,405	437	1,567	83	890	74	5,313	32,886	20,143

End of period	$2,200	$904	$1,913	$121	$132	$—	$5,375	$36,195	$13,127

(t)	Effective May 1, 2006, fund name was changed from JPMorgan Investment Trust.

(w)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Equity Subaccount.

(x)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Growth Subaccount.

(y)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Value Subaccount.

(z)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Equity Index Subaccount.

(aa)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Government Bond Subaccount.

(ab)

Effective December 8, 2006, name was changed from JPMorgan Insurance Trust Large Cap Growth Subaccount. Previously, effective May 1, 2006, name was changed from JPMorgan Investment Trust Large Cap Growth Subaccount.

(ac)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Subaccount.

See accompanying notes to financial statements

32

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

	JPMorgan Series Trust II	Oppenheimer Variable Account Funds							PIMCO Variable Insurance Trust
	JPMorgan Small Company Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer MidCap Fund Subaccount(ad)	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount
OPERATIONS
Net investment income (loss)	$171	$(51)	$1,633	$130	$(71)	$162	$(17)	$676	$5
Net realized gain (loss) on sale of investments	1,110	121	1,090	(24)	397	464	134	175	2
Change in unrealized appreciation (depreciation) of investments	106	191	2,448	78	1,878	684	(107)	(223)	(6)

Net increase (decrease) in contract owners’ equity resulting from operations	1,387	261	5,171	184	2,204	1,310	10	628	1

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	668	339	1,806	148	1,236	965	59	818	1
Net transfer (to) from affiliate and subaccounts	(1,713)	(78)	4,330	368	2,005	1,654	(196)	(11,748)	6
Payments for redemptions	(1,029)	(592)	(3,816)	(277)	(2,552)	(1,136)	(136)	(2,024)	(24)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(5)	(2)	(9)	(1)	(78)	(14)	(1)	(22)	—
Annuity payout reserve adjustment	—	—	4	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(2,079)	(333)	2,315	238	611	1,469	(274)	(12,976)	(17)

Total increase (decrease) in contract owners’ equity	(692)	(72)	7,486	422	2,815	2,779	(264)	(12,348)	(16)
CONTRACT OWNERS’ EQUITY
Beginning of period	11,107	4,500	31,260	2,310	16,106	9,443	1,257	19,952	198

End of period	$10,415	$4,428	$38,746	$2,732	$18,921	$12,222	$993	$7,604	$182

(ad)	Effective May 1, 2006, fund name was changed from Oppenheimer Aggressive Growth Fund Subaccount.

See accompanying notes to financial statements

33

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2006

(in thousands)

PIMCO Variable Insurance Trust
PIMCO Low Duration Subaccount
OPERATIONS
Net investment income (loss)	$4
Net realized gain (loss) on sale of investments	—
Change in unrealized appreciation (depreciation) of investments	(1)

Net increase (decrease) in contract owners’ equity resulting from operations	3

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—
Net transfer (to) from affiliate and subaccounts	3
Payments for redemptions	(8)
Guaranteed retirement income benefit fees, maintenance fees and other fees	—
Annuity payout reserve adjustment	—

Net increase (decrease) from contract owners’ equity transactions	(5)

Total increase (decrease) in contract owners’ equity	(2)
CONTRACT OWNERS’ EQUITY
Beginning of period	138

End of period	$136

See accompanying notes to financial statements

34

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY

For the year ended December 31, 2005

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount(a)	AIM V.I. Global Real Estate Subaccount(b)	AIM V.I. Utilities Subaccount	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
OPERATIONS
Net investment income (loss)	$(7)	$(47)	$268	$401	$275	$(232)	$(920)	$735	$(82)
Net realized gain (loss) on sale of investments	89	179	764	2,414	14	443	(1,377)	2,358	473
Change in unrealized appreciation (depreciation) of investments	(31)	97	187	1,326	6,723	1,868	10,230	(961)	506

Net increase (decrease) in contract owners’ equity resulting from operations	51	229	1,219	4,141	7,012	2,079	7,933	2,132	897

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	24	411	826	901	1,512	1,865	1,642	2,384	546
Net transfer (to) from affiliate and subaccounts	(746)	(874)	630	13,047	(7,145)	(2,635)	(4,134)	(6,727)	395
Payments for redemptions	(61)	(314)	(974)	(1,851)	(6,263)	(2,184)	(3,028)	(2,552)	(809)
Guaranteed retirement income benefit fees, maintenance fees and other fees	—	(1)	(4)	(79)	(276)	(15)	(179)	(12)	(4)
Annuity payout reserve adjustment	—	—	—	(12)	25	—	—	(7)	—

Net increase (decrease) from contract owners’ equity transactions	(783)	(778)	478	12,006	(12,147)	(2,969)	(5,699)	(6,914)	128

Total increase (decrease) in contract owners’ equity	(732)	(549)	1,697	16,147	(5,135)	(890)	2,234	(4,782)	1,025
CONTRACT OWNERS’ EQUITY
Beginning of period	1,418	3,477	9,321	19,975	114,965	23,388	70,867	30,169	6,025

End of period	$686	$2,928	$11,018	$36,122	$109,830	$22,498	$73,101	$25,387	$7,050

(a)	Effective July 1, 2005, name was changed from AIM V.I. Health Sciences Subaccount.

(b)	Effective July 3, 2006, name was changed from AIM V.I. Real Estate Subaccount.

See accompanying notes to financial statements

35

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	DWS Scudder Variable Series I(d)
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Small Cap Subaccount(c)	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	DWS Bond VIP Subaccount	DWS Capital Growth VIP Subaccount(e)
OPERATIONS
Net investment income (loss)	$190	$3,643	$(363)	$(357)	$(1,656)	$(168)	$32	$210	$(2,525)
Net realized gain (loss) on sale of investments	1,531	797	1,988	1,156	2,481	(408)	11	14	(1,036)
Change in unrealized appreciation (depreciation) of investments	(794)	(3,221)	12,451	2,819	12,287	808	(54)	(138)	33,652

Net increase (decrease) in contract owners’ equity resulting from operations	927	1,219	14,076	3,618	13,112	232	(11)	86	30,091

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,358	2,970	2,409	706	3,659	441	52	507	4,938
Net transfer (to) from affiliate and subaccounts	4,100	(3,265)	15,900	5,640	5,243	(1,700)	(81)	249	240,002
Payments for redemptions	(2,600)	(4,164)	(3,392)	(1,055)	(7,742)	(808)	(85)	(965)	(20,840)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(90)	(16)	(148)	(69)	(445)	(28)	—	(3)	(467)
Annuity payout reserve adjustment	—	(3)	—	—	(49)	—	—	—	1,456

Net increase (decrease) from contract owners’ equity transactions	3,768	(4,478)	14,769	5,222	666	(2,095)	(114)	(212)	225,089

Total increase (decrease) in contract owners’ equity	4,695	(3,259)	28,845	8,840	13,778	(1,863)	(125)	(126)	255,180
CONTRACT OWNERS’ EQUITY
Beginning of period	29,040	38,174	46,260	21,685	168,963	13,694	874	7,237	56,134

End of period	$33,735	$34,915	$75,105	$30,525	$182,741	$11,831	$749	$7,111	$311,314

(c)	Effective February 21, 2005, name was changed from Credit Suisse Trust Global Post-Venture Capital Subaccount.

(d)	Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The Scudder Variable Series portfolios and the Scudder Investments VIT funds have been renamed Variable Insurance Products (VIP).

(e)	Effective April 29, 2005, Scudder Capital Growth Subaccount acquired Scudder Growth Subaccount and SVS Eagle Focused Large Cap Growth Subaccount.

See accompanying notes to financial statements

36

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	DWS Scudder Variable Series I(d)						DWS Scudder Variable Series II(d)
	DWS Global Opportunities VIP Subaccount(f)	DWS Growth & Income VIP Subaccount(g)	DWS Health Care VIP Subaccount(h)	DWS International VIP Subaccount	DWS Money Market VIP Subaccount(i)	Scudder 21st Century Growth Subaccount(j)	DWS Balanced VIP Subaccount(k)	DWS Blue Chip VIP Subaccount	DWS Core Fixed Income VIP Subaccount(l)
OPERATIONS
Net investment income (loss)	$(1,181)	$(485)	$(1,146)	$212	$1	$(120)	$4,677	$(676)	$2,645
Net realized gain (loss) on sale of investments	625	959	1,968	3,241	—	934	(882)	685	305
Change in unrealized appreciation (depreciation) of investments	23,658	6,487	4,812	12,019	—	(3,168)	6,906	13,053	(2,189)

Net increase (decrease) in contract owners’ equity resulting from operations	23,102	6,961	5,634	15,472	1	(2,354)	10,701	13,062	761

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,674	1,528	2,597	3,397	5	186	6,437	2,078	1,642
Net transfer (to) from affiliate and subaccounts	20,485	41,055	(1,765)	3,593	(97)	(26,081)	(14,952)	123	(55)
Payments for redemptions	(6,909)	(5,749)	(3,888)	(5,315)	(10)	(690)	(48,979)	(10,275)	(7,407)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(386)	(189)	(218)	(265)	—	(17)	(408)	(396)	(198)
Annuity payout reserve adjustment	9	246	—	(20)	—	—	47	16	121

Net increase (decrease) from contract owners’ equity transactions	16,873	36,891	(3,274)	1,390	(102)	(26,602)	(57,855)	(8,453)	(5,897)

Total increase (decrease) in contract owners’ equity	39,975	43,852	2,360	16,862	(101)	(28,956)	(47,154)	4,609	(5,136)
CONTRACT OWNERS’ EQUITY
Beginning of period	126,466	49,809	83,046	106,311	149	28,956	416,701	158,659	92,790

End of period	$166,441	$93,661	$85,406	$123,173	$48	$—	$369,547	$163,268	$87,654

(f)	Effective February 6, 2006, fund name was changed from Scudder Global Discovery Subaccount.

(g)	Effective April 29, 2005, DWS Growth & Income VIP Subaccount acquired SVS Focus Value + Growth Subaccount.

(h)	Effective February 6, 2006, fund name was changed from Scudder Health Sciences Subaccount.

(i)	Cessation of operations as of November 2, 2006, DWS Money Market VIP (DWS Scudder Variable Series I). Fund merged with DWS Scudder Money Market VIP Subaccount (DWS Scudder Variable Series II).

(j)	Cessation of operations as of April 28, 2005, Scudder 21st Century Growth Subaccount. Fund merged with Scudder Small Cap Growth Subaccount.

(k)	Effective February 6, 2006, fund name was changed from Scudder Total Return Subaccount.

(l)	Effective February 6, 2006, fund name was changed from Scudder Fixed Income Subaccount.

See accompanying notes to financial statements

37

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	DWS Scudder Variable Series II(d)
	DWS Davis Venture Value VIP Subaccount	DWS Dreman Financial Services VIP Subaccount(m)	DWS Dreman High Return Equity VIP Subaccount(n)	DWS Dreman Small Cap Value VIP Subaccount	DWS Global Thematic VIP Subaccount(o)	DWS Government & Agency Securities VIP Subaccount	DWS High Income VIP Subaccount	DWS International Select Equity VIP Subaccount	DWS Janus Growth & Income VIP Subaccount(p)
OPERATIONS
Net investment income (loss)	$(1,372)	$379	$1,829	$25,246	$(462)	$4,434	$16,974	$1,820	$(1,460)
Net realized gain (loss) on sale of investments	3,255	1,663	4,464	11,120	799	(356)	7,086	5,759	511
Change in unrealized appreciation (depreciation) of investments	15,195	(3,536)	25,949	(9,731)	8,209	(2,585)	(18,946)	8,347	13,674

Net increase (decrease) in contract owners’ equity resulting from operations	17,078	(1,494)	32,242	26,635	8,546	1,493	5,114	15,926	12,725

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	5,813	2,028	13,196	10,520	724	3,208	3,376	3,047	2,547
Net transfer (to) from affiliate and subaccounts	9,651	(7,322)	13,145	1,321	10,366	(3,773)	(15,006)	5,438	(2,875)
Payments for redemptions	(8,053)	(3,722)	(25,383)	(19,173)	(1,845)	(13,871)	(24,290)	(12,263)	(5,654)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(557)	(178)	(1,333)	(698)	(110)	(231)	(303)	(229)	(337)
Annuity payout reserve adjustment	87	(1)	(49)	18	—	175	71	61	91

Net increase (decrease) from contract owners’ equity transactions	6,941	(9,195)	(424)	(8,012)	9,135	(14,492)	(36,152)	(3,946)	(6,228)

Total increase (decrease) in contract owners’ equity	24,019	(10,689)	31,818	18,623	17,681	(12,999)	(31,038)	11,980	6,497
CONTRACT OWNERS’ EQUITY
Beginning of period	202,796	80,309	497,541	308,558	36,009	134,445	229,629	125,666	129,027

End of period	$226,815	$69,620	$529,359	$327,181	$53,690	$121,446	$198,591	$137,646	$135,524

(m)	Cessation of operations as of September 14, 2006, DWS Dreman Financial Services VIP Subaccount. Fund merged with DWS Dreman High Return Equity VIP Subaccount.

(n)	Effective September 15, 2006, DWS Dreman High Return Equity VIP Subaccount acquired DWS Dreman Financial Services VIP Subaccount and DWS MFS Strategic Value VIP Subaccount.

(o)	Effective February 6, 2006, fund name was changed from Scudder Global Blue Chip Subaccount.

(p)	Cessation of operations as of December 7, 2006, DWS Janus Growth Opportunities VIP Subaccount. Fund merged with DWS Capital Growth Subaccount.

See accompanying notes to financial statements

38

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	DWS Scudder Variable Series II(d)
	DWS Janus Growth Opportunities VIP Subaccount	DWS Large Cap Value VIP Subaccount	DWS Legg Mason Aggressive Growth VIP Subaccount(q)	DWS MFS Strategic Value VIP Subaccount(r)	DWS Mid Cap Growth VIP Subaccount(s)	DWS Money Market VIP Subaccount(t)	DWS Oak Strategic Equity VIP Subaccount(u)	DWS Small Cap Growth VIP Subaccount(v)	DWS Strategic Income VIP Subaccount
OPERATIONS
Net investment income (loss)	$(910)	$741	$(392)	$3	$(474)	$2,114	$(655)	$(2,057)	$2,229
Net realized gain (loss) on sale of investments	(2,814)	3,487	391	1	298	—	(1,661)	1,082	134
Change in unrealized appreciation (depreciation) of investments	8,742	(3,505)	3,226	(5)	4,411	—	(836)	11,715	(2,010)

Net increase (decrease) in contract owners’ equity resulting from operations	5,018	723	3,225	(1)	4,235	2,114	(3,152)	10,740	353

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,867	3,696	581	1	574	8,346	1,473	4,856	530
Net transfer (to) from affiliate and subaccounts	(7,045)	(9,506)	2,485	(3)	669	25,066	(8,938)	12,715	9,749
Payments for redemptions	(3,912)	(13,420)	(985)	—	(1,999)	(34,084)	(1,872)	(12,251)	(2,802)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(226)	(298)	(77)	—	(93)	(297)	(123)	(305)	(90)
Annuity payout reserve adjustment	—	118	(1)	—	—	(50)	(3)	22	135

Net increase (decrease) from contract owners’ equity transactions	(9,316)	(19,410)	2,003	(2)	(849)	(1,019)	(9,463)	5,037	7,522

Total increase (decrease) in contract owners’ equity	(4,298)	(18,687)	5,228	(3)	3,386	1,095	(12,615)	15,777	7,875
CONTRACT OWNERS’ EQUITY
Beginning of period	90,502	163,457	27,892	38	34,058	135,778	56,495	144,539	30,732

End of period	$86,204	$144,770	$33,120	$35	$37,444	$136,873	$43,880	$160,316	$38,607

(q)	Cessation of operations as of December 8, 2006, DWS Legg Mason Aggressive Growth VIP Subaccount. Fund merged with DWS Capital Growth Subaccount.

Previous to this date, effective May 1, 2006, fund name was changed from Scudder Salomon Aggressive Growth Subaccount. Previous to this date, effective August 1, 2005, name was changed from SVS INVESCO Dynamic Growth Subaccount.

(r)	Cessation of operations as of September 14, 2006, DWS MFS Strategic Value VIP Subaccount. Fund merged with Dreman High Return Equity VIP Subaccount.

(s)	Effective October 28, 2005, name was changed from Scudder Aggressive Growth Subaccount.

(t)	Effective November 3, 2006, DWS Money Market VIP Subaccount (DWS Scudder Variable Series II) acquired DWS Money Market VIP Subaccount (DWS Scudder Variable Series I).

(u)	Cessation of operations as of December 7, 2006, DWS Oak Strategic Equity VIP Subaccount. Fund merged with DWS Capital Growth Subaccount.

(v)	Effective April 29, 2005, Scudder Small Cap Growth Subaccount acquired Scudder 21st Century Growth Subaccount.

See accompanying notes to financial statements

39

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	DWS Scudder Variable Series II(d)						DWS Scudder Investments VIT Funds(d)		Fidelity Variable Insurance Products Fund
	DWS Technology VIP Subaccount(w)	DWS Turner Mid-Cap Growth VIP Subaccount	SVS Eagle Focused Large Cap Growth Subaccount(x)	SVS Focus Value + Growth Subaccount(y)	Scudder Growth Subaccount(z)	SVS Index 500 Subaccount(aa)	DWS RREEF Real Estate Securities VIP Subaccount(ab)	DWS Equity 500 Index VIP Subaccount(ac)	Fidelity VIP Asset Manager Subaccount
OPERATIONS
Net investment income (loss)	$(1,154)	$(1,248)	$13	$498	$901	$3,605	$1	$(796)	$168
Net realized gain (loss) on sale of investments	(6,713)	1,732	(2,911)	2,967	11,699	32,435	—	(693)	416
Change in unrealized appreciation (depreciation) of investments	9,933	8,023	(1,993)	(6,794)	(20,016)	(30,757)	—	2,561	(354)

Net increase (decrease) in contract owners’ equity resulting from operations	2,066	8,507	(4,891)	(3,329)	(7,416)	5,283	1	1,072	230

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,881	2,214	612	546	1,532	3,582	1	1,440	716
Net transfer (to) from affiliate and subaccounts	(13,624)	(4,913)	(54,723)	(50,403)	(200,078)	(226,740)	6	194,675	(1,362)
Payments for redemptions	(6,031)	(3,331)	(737)	(1,605)	(9,344)	(6,276)	—	(2,332)	(1,729)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(337)	(235)	(34)	(25)	(66)	(262)	—	(270)	(6)
Annuity payout reserve adjustment	16	—	—	(246)	(1,437)	24	—	160	—

Net increase (decrease) from contract owners’ equity transactions	(16,095)	(6,265)	(54,882)	(51,733)	(209,393)	(229,672)	7	193,673	(2,381)

Total increase (decrease) in contract owners’ equity	(14,029)	2,242	(59,773)	(55,062)	(216,809)	(224,389)	8	194,745	(2,151)
CONTRACT OWNERS’ EQUITY
Beginning of period	145,056	94,997	59,773	55,062	216,809	224,389	6	—	11,842

End of period	$131,027	$97,239	$—	$—	$—	$—	$14	$194,745	$9,691

(w)	Effective February 6, 2006, fund name was changed from Scudder Technology Growth Subaccount.

(x)	Cessation of operations as of April 28, 2005, SVS Eagle Focused Large Cap Growth Subaccount. Fund merged with Scudder Capital Growth Subaccount.

(y)	Cessation of operations as of April 28, 2005, SVS Focus Value + Growth Subaccount. Fund merged with Scudder Growth & Income Subaccount.

(z)	Cessation of operations as of April 28, 2005, Scudder Growth Subaccount. Fund merged with Scudder Capital Growth Subaccount.

(aa)	Cessation of operations as of September 15, 2005, SVS Index 500 Subaccount. Fund merged with Scudder VIT Equity 500 Index Subaccount.

(ab)	Effective February 6, 2006, name was changed from Scudder Real Estate Securities Subaccount.

(ac)

Effective February 6, 2006, name was changed from Scudder VIT Equity 500 Index Subaccount. For the period (commencement of operations): September 16, 2005—December 31, 2005 Scudder VIT Equity 500 Index Subaccount.

See accompanying notes to financial statements

40

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Fidelity Variable Insurance Products Fund				Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount
OPERATIONS
Net investment income (loss)	$(942)	$2,631	$(390)	$507	$21	$—	$153	$505	$319
Net realized gain (loss) on sale of investments	3,513	1,801	26	1,172	214	160	32	(414)	(102)
Change in unrealized appreciation (depreciation) of investments	11,185	(2,083)	2,159	3,053	2	165	(87)	69	(331)

Net increase (decrease) in contract owners’ equity resulting from operations	13,756	2,349	1,795	4,732	237	325	98	160	(114)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	5,343	3,752	3,234	8,386	1,073	320	1,191	662	1,558
Net transfer (to) from affiliate and subaccounts	11,290	(9,425)	(9,757)	6,954	723	1,733	13,380	(11,476)	7,939
Payments for redemptions	(11,769)	(7,431)	(6,405)	(16,332)	(968)	(385)	(1,298)	(548)	(1,377)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(42)	(33)	(37)	(160)	(3)	(2)	(43)	(16)	(76)
Annuity payout reserve adjustment	1	1	2	1	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	4,823	(13,136)	(12,963)	(1,151)	825	1,666	13,230	(11,378)	8,044

Total increase (decrease) in contract owners’ equity	18,579	(10,787)	(11,168)	3,581	1,062	1,991	13,328	(11,218)	7,930
CONTRACT OWNERS’ EQUITY
Beginning of period	89,791	67,669	59,157	129,183	9,672	2,958	4,127	13,428	11,591

End of period	$108,370	$56,882	$47,989	$132,764	$10,734	$4,949	$17,455	$2,210	$19,521

See accompanying notes to financial statements

41

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Franklin Templeton Variable Insurance Products Trust			ING Investors Trust	ING VP Emerging Markets Fund, Inc.	ING VP Natural Resources Trust	Janus Aspen Series
	Mutual Discovery Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING JPMorgan Emerging Markets Equity Subaccount(ad)	ING VP Emerging Markets Subaccount(ae)	ING VP Natural Resources Trust Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Forty Subaccount(af)	Janus Aspen Large Cap Growth Subaccount(ag)
OPERATIONS
Net investment income (loss)	$(10)	$(5)	$(5)	$(10)	$(56)	$182	$1,072	$(20)	$(519)
Net realized gain (loss) on sale of investments	149	68	455	9	4,331	951	1,481	(53)	945
Change in unrealized appreciation (depreciation) of investments	1,746	271	1,198	263	(2,219)	1,667	4,443	252	789

Net increase (decrease) in contract owners’ equity resulting from operations	1,885	334	1,648	262	2,056	2,800	6,996	179	1,215

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,136	445	501	37	328	396	5,825	14	2,963
Net transfer (to) from affiliate and subaccounts	9,338	1,436	2,514	9,751	(8,989)	5,694	(8,456)	9	(7,994)
Payments for redemptions	(1,217)	(326)	(526)	(80)	(1,035)	(930)	(15,026)	(159)	(8,172)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(4)	(1)	(2)	(2)	(1)	(3)	(59)	(4)	(46)
Annuity payout reserve adjustment	—	—	—	83	(83)	—	(5)	—	3

Net increase (decrease) from contract owners’ equity transactions	9,253	1,554	2,487	9,789	(9,780)	5,157	(17,721)	(140)	(13,246)

Total increase (decrease) in contract owners’ equity	11,138	1,888	4,135	10,051	(7,724)	7,957	(10,725)	39	(12,031)
CONTRACT OWNERS’ EQUITY
Beginning of period	7,396	2,561	4,447	—	7,724	4,827	123,365	1,612	62,882

End of period	$18,534	$4,449	$8,582	$10,051	$—	$12,784	$112,640	$1,651	$50,851

(ad)	For the period (commencement of operations): December 3, 2005 – December 31, 2005 ING JPMorgan Emerging Markets Equity Subaccount.

(ae)	Cessation of operations as of December 2, 2005, ING VP Emerging Markets Subaccount. Fund merged with ING JPMorgan Emerging Markets Equity Subaccount.

(af)	Effective May 1, 2005, name was changed from Janus Aspen Capital Appreciation Subaccount.

(ag)	Effective May 1, 2005, name was changed from Janus Aspen Growth Subaccount.

See accompanying notes to financial statements

42

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Janus Aspen Series				JPMorgan Insurance Trust(ah)
	Janus Aspen Mid Cap Growth Subaccount	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Insurance Trust Balanced Subaccount(ai)	JPMorgan Insurance Trust Core Bond Subaccount(aj)	JPMorgan Insurance Trust Diversified Equity Subaccount(ak)	JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount(al)	JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount(am)
OPERATIONS
Net investment income (loss)	$(762)	$306	$(45)	$43	$1	$—	$36	$(3)	$464
Net realized gain (loss) on sale of investments	2,444	68	105	3,125	—	—	424	5	282
Change in unrealized appreciation (depreciation) of investments	4,248	(83)	(15)	372	—	—	(770)	25	(403)

Net increase (decrease) in contract owners’ equity resulting from operations	5,930	291	45	3,540	1	—	(310)	27	343

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,243	328	326	5,278	1	1	804	15	291
Net transfer (to) from affiliate and subaccounts	(5,870)	1,804	3,772	(15,487)	34	12	(13,107)	377	(4,592)
Payments for redemptions	(7,078)	(319)	(322)	(14,162)	(3)	—	(440)	(19)	(208)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(53)	(1)	(18)	(67)	—	—	(19)	—	(8)
Annuity payout reserve adjustment	2	—	—	4	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(9,756)	1,812	3,758	(24,434)	32	13	(12,762)	373	(4,517)

Total increase (decrease) in contract owners’ equity	(3,826)	2,103	3,803	(20,894)	33	13	(13,072)	400	(4,174)
CONTRACT OWNERS’ EQUITY
Beginning of period	64,102	2,403	1,702	110,482	3	2	14,477	37	5,741

End of period	$60,276	$4,506	$5,505	$89,588	$36	$15	$1,405	$437	$1,567

(ah)	Effective May 1, 2006, fund name was changed from JPMorgan Investment Trust. Previous to this date, effective May 1, 2005, name was changed from One Group Invest Trust.

(ai)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Balanced Subaccount. Previous to this date effective May 1, 2005, name was changed from One Group Investment Trust Balanced Subaccount.

(aj)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust Bond Subaccount. Previous to this date effective May 1, 2005, name was changed from One Group Investment Trust Bond Subaccount.

(ak)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Equity Subaccount. Previous to this date effective May 1, 2005, name was changed from One Group Investment Trust Diversified Equity Subaccount.

(al)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Growth Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Growth Subaccount.

(am)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Value Subaccount. Previous to this date effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Value Subaccount.

See accompanying notes to financial statements

43

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	JPMorgan Insurance Trust(ah)				JPMorgan Series Trust II			Oppenheimer Variable Account Funds
	JPMorgan Insurance Trust Equity Index Subaccount(an)	JPMorgan Insurance Trust Government Bond Subaccount(ao)	JPMorgan Insurance Trust Intrepid Growth Subaccount(ap)	JPMorgan Insurance Trust Intrepid Mid Cap Subaccount(aq)	JPMorgan International Equity Subaccount	JPMorgan MidCap Value Subaccount	JPMorgan Small Company Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
OPERATIONS
Net investment income (loss)	$—	$(1)	$(1)	$(19)	$(141)	$25	$1,314	$(25)	$(124)
Net realized gain (loss) on sale of investments	3	—	—	40	2,243	542	741	94	882
Change in unrealized appreciation (depreciation) of investments	2	6	4	283	776	779	(1,842)	77	2,731

Net increase (decrease) in contract owners’ equity resulting from operations	5	5	3	304	2,878	1,346	213	146	3,489

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3	5	1	146	2,613	1,558	929	448	1,884
Net transfer (to) from affiliate and subaccounts	45	896	42	4,992	(598)	6,110	(890)	(67)	3,240
Payments for redemptions	—	(16)	—	(166)	(2,653)	(1,294)	(769)	(381)	(2,017)
Guaranteed retirement income benefit fees, maintenance fees and other fees	—	—	—	(7)	(125)	(34)	(5)	(2)	(7)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	48	885	43	4,965	(763)	6,340	(735)	(2)	3,100

Total increase (decrease) in contract owners’ equity	53	890	46	5,269	2,115	7,686	(522)	144	6,589
CONTRACT OWNERS’ EQUITY
Beginning of period	30	—	28	44	30,771	12,457	11,629	4,356	24,671

End of period	$83	$890	$74	$5,313	$32,886	$20,143	$11,107	$4,500	$31,260

(an)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Equity Index Subaccount. Previous to this date effective May 1, 2005, name was changed from One Group Investment Trust Equity Index Subaccount.

(ao)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Government Bond Subaccount. Previous to this date effective May 1, 2005, name was changed from One Group Investment Trust Government Bond Subaccount.

(ap)

Effective December 8, 2006, name was changed from JPMorgan Insurance Trust Large Cap Growth Subaccount. Previously, effective May 1, 2006, name was changed from JPMorgan Investment Trust Large Cap Growth Subaccount. Previous to this date effective May 1, 2005, name was changed from One Group Investment Trust Large Cap Growth Subaccount.

(aq)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Subaccount. Previous to this date effective May 1, 2005, name was changed from One Group Investment Trust Diversified Mid Cap Subaccount.

See accompanying notes to financial statements

44

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Oppenheimer Variable Account Funds					PIMCO Variable Insurance Trust
	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount(ar)	Oppenheimer MidCap Fund Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount
OPERATIONS
Net investment income (loss)	$126	$(87)	$121	$(16)	$292	$4	$3
Net realized gain (loss) on sale of investments	(4)	109	513	48	66	5	3
Change in unrealized appreciation (depreciation) of investments	(111)	788	88	89	(186)	(1)	(7)

Net increase (decrease) in contract owners’ equity resulting from operations	11	810	722	121	172	8	(1)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	197	762	970	65	1,390	1	—
Net transfer (to) from affiliate and subaccounts	(353)	12,358	(582)	10	8,970	4	6
Payments for redemptions	(196)	(951)	(620)	(69)	(1,423)	(51)	(71)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(1)	(50)	(12)	(1)	(64)	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(353)	12,119	(244)	5	8,873	(46)	(65)

Total increase (decrease) in contract owners’ equity	(342)	12,929	478	126	9,045	(38)	(66)
CONTRACT OWNERS’ EQUITY
Beginning of period	2,652	3,177	8,965	1,131	10,907	236	204

End of period	$2,310	$16,106	$9,443	$1,257	$19,952	$198	$138

(ar)	Effective May 1, 2006, fund name was changed from Oppenheimer Aggressive Growth Fund Subaccount.

See accompanying notes to financial statements

45

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) Organization:

KILICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company (“KILICO”). KILICO is a wholly owned subsidiary of Zurich Group Holding (“ZGH”) and an indirect wholly-owned subsidiary of Zurich Financial Services (“ZFS”), both of which are Swiss holding companies.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Kemper Advantage III periodic and flexible payment variable annuity contracts (“Kemper Advantage III”), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Scudder ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of ninety-one subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the year ended December 31, 2006, assets were invested in eighty-five of the subaccount options.

The Kemper Advantage III contracts have sixty-three subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Scudder Variable Series I, the DWS Scudder Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING Investors Trust, the ING VP Natural Resources Trust, the JPMorgan Series Trust II, the Janus Aspen Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end, diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Scudder Variable Series II, an open-end, diversified management investment company.

The Scudder Destinations contracts have thirty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the DWS Scudder Variable Series I, the DWS Scudder Variable Series II and the DWS Scudder Investments VIT Funds, all of which are open-end, diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Scudder Variable Series I, the DWS Scudder Variable Series II, the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series and the PIMCO Variable Insurance Trust, all of which are open-end, diversified management investment companies.

The Zurich Preferred contracts have sixty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance

46

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Scudder Variable Series I, the DWS Scudder Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the JPMorgan Series Trust II, the Janus Aspen Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end, diversified management investment companies.

The Zurich Preferred Plus contracts have sixty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Scudder Variable Series I, the DWS Scudder Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the JPMorgan Series Trust II, the Janus Aspen Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end, diversified management investment companies.

The Scudder ZS4 contracts have thirty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the DWS Scudder Variable Series I, the DWS Scudder Variable Series II and the DWS Scudder VIT Funds, all of which are open-end, diversified management investment companies.

The Zurich Archway contracts have sixty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Scudder Variable Series I, the DWS Scudder Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the JPMorgan Series Trust II, the Janus Aspen Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end, diversified management investment companies.

See respective contract Prospectus of each product for further description and benefits.

(2) Significant Accounting Policies:

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate

47

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

Account affect liabilities under the contracts and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III policies. The mortality risk is fully borne by KILICO and may result in additional amounts being transferred into the variable annuity account by KILICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006, are as follows (in thousands):

	Purchases	Sales
AIM Variable Insurance Funds:
AIM V.I. Financial Services Fund Subaccount	$319	$283
AIM V.I. Global Health Care Subaccount	795	1,248
AIM V.I. Global Real Estate Subaccount	7,512	1,584
AIM V.I. Utilities Subaccount	20,403	14,778
The Alger American Fund:
Alger American Balanced Subaccount	9,893	17,457
Alger American Growth Subaccount	2,415	6,934
Alger American Leveraged AllCap Subaccount	6,983	8,527
Alger American MidCap Growth Subaccount	5,236	6,840
Alger American Small Capitalization Subaccount	2,217	2,153
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount	5,625	9,857
American Century VP Value Subaccount	4,901	7,240
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount	16,108	15,630
Credit Suisse Trust Global Small Cap Subaccount	2,921	7,498
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount	33,052	26,534
The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount	2,311	2,171
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount	291	213

48

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Purchases	Sales
DWS Scudder Variable Series I:
DWS Bond VIP Subaccount	$16,343	$4,405
DWS Capital Growth VIP Subaccount	157,426	53,436
DWS Global Opportunities VIP Subaccount	15,295	18,682
DWS Growth & Income VIP Subaccount	4,156	20,285
DWS Health Care VIP Subaccount	4,091	15,309
DWS International VIP Subaccount	15,769	16,142
DWS Money Market VIP Subaccount	21	69
DWS Scudder Variable Series II:
DWS Balanced VIP Subaccount	13,270	62,924
DWS Blue Chip VIP Subaccount	21,356	23,131
DWS Core Fixed Income VIP Subaccount	27,483	18,022
DWS Davis Venture Value VIP Subaccount	11,784	20,127
DWS Dreman Financial Services VIP Subaccount	15,729	74,363
DWS Dreman High Return Equity VIP Subaccount	109,551	53,526
DWS Dreman Small Cap Value VIP Subaccount	47,629	48,483
DWS Global Thematic VIP Subaccount	31,661	5,236
DWS Government & Agency Securities VIP Subaccount	10,888	24,569
DWS High Income VIP Subaccount	35,185	48,945
DWS International Select Equity VIP Subaccount	15,884	23,590
DWS Janus Growth & Income VIP Subaccount	10,902	15,717
DWS Janus Growth Opportunities VIP Subaccount	1,904	88,399
DWS Large Cap Value VIP Subaccount	7,137	25,262
DWS Legg Mason Aggressive Growth VIP Subaccount	16,055	42,742
DWS MFS Strategic Value VIP Subaccount	2	36
DWS Mid Cap Growth VIP Subaccount	3,327	8,753
DWS Money Market VIP Subaccount	124,541	115,063
DWS Oak Strategic Equity VIP Subaccount	1,205	46,338
DWS Small Cap Growth VIP Subaccount	4,428	30,150
DWS Strategic Income VIP Subaccount	18,914	7,670
DWS Technology VIP Subaccount	5,243	25,368
DWS Turner Mid Cap Growth VIP Subaccount	14,145	15,288
DWS Scudder Investments VIT Funds:
DWS RREEF Real Estate Securities VIP Subaccount	26	1
DWS Equity 500 Index VIP Subaccount	27,696	43,303
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager Subaccount	622	2,394
Fidelity VIP Contrafund Subaccount	21,610	17,806
Fidelity VIP Equity Income Subaccount	15,141	8,266
Fidelity VIP Growth Subaccount	952	9,617
Fidelity VIP Index 500 Subaccount	6,805	23,345
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount	3,260	2,118
Franklin Small Cap Value Securities Subaccount	1,806	1,179
Franklin Strategic Income Securities Subaccount	2,827	13,121
Franklin U.S. Government Subaccount	733	769
Franklin Zero Coupon 2010 Subaccount	3,927	4,355
Mutual Discovery Securities Subaccount	7,960	2,864
Mutual Shares Securities Subaccount	3,088	891
Templeton Developing Markets Securities Subaccount	4,404	3,359
ING Investors Trust:
ING JPMorgan Emerging Markets Equity Subaccount	1,932	2,881
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount	6,740	6,171

49

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Purchases	Sales
Janus Aspen Series:
Janus Aspen Balanced Subaccount	$3,632	$18,862
Janus Aspen Forty Subaccount	35	181
Janus Aspen Large Cap Subaccount	1,840	11,424
Janus Aspen Mid Cap Growth Subaccount	1,298	11,609
Janus Aspen Mid Cap Value Subaccount	10,088	3,054
Janus Aspen Small Company Value Subaccount	2,397	2,198
Janus Aspen Worldwide Growth Subaccount	1,804	18,151
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Subaccount	87	72
JPMorgan Insurance Trust Core Bond Subaccount	33	39
JPMorgan Insurance Trust Diversified Equity Subaccount	938	421
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount	965	521
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount	1,084	819
JPMorgan Insurance Trust Equity Index Subaccount	31	6
JPMorgan Insurance Trust Government Bond Subaccount	192	904
JPMorgan Insurance Trust Intrepid Growth Subaccount	—	74
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount	5,029	4,449
JPMorgan Series Trust II:
JPMorgan International Equity Subaccount	5,127	8,455
JPMorgan MidCap Value Subaccount	2,312	11,220
JPMorgan Small Company Subaccount	1,385	3,293
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Subaccount	819	1,203
Oppenheimer Global Securities Subaccount	7,598	3,651
Oppenheimer High Income Subaccount	1,272	904
Oppenheimer Main Street Subaccount	3,900	3,359
Oppenheimer Main Street Small Cap Subaccount	3,448	1,818
Oppenheimer MidCap Fund Subaccount	351	642
Oppenheimer Strategic Bond Subaccount	3,919	16,219
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount	16	28
PIMCO Low Duration Subaccount	10	11

(4) Expenses and Related Party Transactions:

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.

Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.

Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.

50

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

The Scudder Passport and Scudder Destinations contracts offer a dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $30 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit (“GRIB”) option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc., an indirect wholly-owned subsidiary of Protective Life Insurance Company is the principal underwriter for the Separate Account. During July, 2006, this subsidiary was acquired by Protective Life Insurance Company.

(5) Changes in Units Outstanding:

The changes in units outstanding for the years ended December 31, 2006 and 2005, were as follows (in thousands):

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AIM Variable Insurance Funds:
AIM V.I. Financial Services Fund Subaccount
2006	50	48	2
2005	23	81	(58)
AIM V.I. Global Health Care Subaccount
2006	75	106	(31)
2005	92	151	(59)
AIM V.I. Global Real Estate Subaccount
2006	364	151	213
2005	318	292	26
AIM V.I. Utilities Subaccount
2006	2,371	2,032	339
2005	2,771	1,416	1,355
The Alger American Fund:
Alger American Balanced Subaccount
2006	811	1,972	(1,161)
2005	916	2,059	(1,143)

51

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Alger American Growth Subaccount
2006	87	176	(89)
2005	99	163	(64)
Alger American Leveraged AllCap Subaccount
2006	1,454	1,518	(64)
2005	1,146	1,961	(815)
Alger American MidCap Growth Subaccount
2006	132	265	(133)
2005	155	366	(211)
Alger American Small Capitalization Subaccount
2006	84	82	2
2005	64	62	2
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount
2006	1,106	1,666	(560)
2005	2,033	1,530	503
American Century VP Value Subaccount
2006	457	989	(532)
2005	750	1,225	(475)
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount
2006	1,709	1,737	(28)
2005	2,207	1,188	1,019
Credit Suisse Trust Global Small Cap Subaccount
2006	606	970	(364)
2005	1,319	807	512
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2006	1,117	2,467	(1,350)
2005	2,024	1,970	54
The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Socially Responsible Growth Subaccount
2006	318	241	77
2005	93	358	(265)
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount
2006	15	15	—
2005	23	31	(8)
DWS Scudder Variable Series I:
DWS Bond VIP Subaccount
2006	2,124	758	1,366
2005	320	360	(40)
DWS Capital Growth VIP Subaccount
2006	15,708	5,448	10,260
2005	23,152	3,665	19,487
DWS Global Opportunities VIP Subaccount
2006	1,729	1,891	(162)
2005	2,439	1,427	1,012
DWS Growth & Income VIP Subaccount
2006	831	2,423	(1,592)
2005	6,084	1,818	4,266

52

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
DWS Health Care VIP Subaccount
2006	849	1,693	(844)
2005	1,263	1,546	(283)
DWS International VIP Subaccount
2006	2,622	2,728	(106)
2005	2,514	2,363	151
DWS Money Market VIP Subaccount
2006	—	4	(4)
2005	2	12	(10)
Scudder 21st Century Growth Subaccount
2006	—	—	—
2005	—	5,703	(5,703)
DWS Scudder Variable Series II:
DWS Balanced VIP Subaccount
2006	2,210	10,727	(8,517)
2005	2,807	12,866	(10,059)
DWS Blue Chip VIP Subaccount
2006	2,602	3,861	(1,259)
2005	2,223	3,533	(1,310)
DWS Core Fixed Income VIP Subaccount
2006	12,254	6,237	6,017
2005	2,545	4,326	(1,781)
DWS Davis Venture Value VIP Subaccount
2006	2,768	3,310	(542)
2005	3,305	2,673	632
DWS Dreman Financial Services VIP Subaccount
2006	—	5,097	(5,097)
2005	637	1,335	(698)
DWS Dreman High Return Equity VIP Subaccount
2006	7,699	5,987	1,712
2005	4,543	4,555	(12)
DWS Dreman Small Cap Value VIP Subaccount
2006	7,134	10,068	(2,934)
2005	8,049	10,921	(2,872)
DWS Global Thematic VIP Subaccount
2006	2,468	1,121	1,347
2005	1,407	719	688
DWS Government & Agency Securities VIP Subaccount
2006	2,344	6,909	(4,565)
2005	3,824	8,668	(4,844)
DWS High Income VIP Subaccount
2006	4,653	9,058	(4,405)
2005	8,931	14,763	(5,832)
DWS International Select Equity VIP Subaccount
2006	3,604	7,420	(3,816)
2005	4,981	10,028	(5,047)
DWS Janus Growth & Income VIP Subaccount
2006	2,548	2,968	(420)
2005	2,257	3,057	(800)
DWS Janus Growth Opportunities VIP Subaccount
2006	—	13,748	(13,748)
2005	1,509	3,088	(1,579)

53

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
DWS Large Cap Value VIP Subaccount
2006	2,903	6,013	(3,110)
2005	3,360	7,734	(4,374)
DWS Legg Mason Aggressive Growth VIP Subaccount
2006	—	3,371	(3,371)
2005	804	612	192
DWS MFS Strategic Value VIP Subaccount
2006	—	3	(3)
2005	—	—	—
DWS Mid Cap Growth VIP Subaccount
2006	628	1,083	(455)
2005	983	1,097	(114)
DWS Money Market VIP Subaccount
2006	21,394	20,507	887
2005	31,107	31,956	(849)
DWS Oak Strategic Equity VIP Subaccount
2006	—	7,013	(7,013)
2005	1,065	2,600	(1,535)
DWS Small Cap Growth VIP Subaccount
2006	3,187	8,651	(5,464)
2005	7,065	10,809	(3,744)
DWS Strategic Income VIP Subaccount
2006	2,066	1,485	581
2005	1,317	668	649
DWS Technology VIP Subaccount
2006	3,157	7,021	(3,864)
2005	4,505	9,075	(4,570)
DWS Turner Mid-Cap Growth VIP Subaccount
2006	1,622	2,337	(715)
2005	1,541	2,265	(724)
SVS Eagle Focused Large Cap Growth Subaccount
2006	—	—	—
2005	—	7,163	(7,163)
SVS Focus Value + Growth Subaccount
2006	—	—	—
2005	392	13,774	(13,382)
Scudder Growth Subaccount
2006	—	—	—
2005	634	45,842	(45,208)
SVS Index 500 Subaccount
2006	—	—	—
2005	1	25,793	(25,792)
DWS Scudder Investments VIT Funds:
DWS RREEF Real Estate Securities VIP Subaccount
2006	1	—	1
2005	1	—	1
DWS Equity 500 Index VIP Subaccount
2006	3,990	5,434	(1,444)
2005	22,056	2,920	19,136
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager Subaccount
2006	32	107	(75)
2005	70	169	(99)

54

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity VIP Contrafund Subaccount
2006	702	839	(137)
2005	925	783	142
Fidelity VIP Equity Income Subaccount
2006	348	388	(40)
2005	341	740	(399)
Fidelity VIP Growth Subaccount
2006	104	279	(175)
2005	132	434	(302)
Fidelity VIP Index 500 Subaccount
2006	132	246	(114)
2005	244	238	6
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
2006	284	212	72
2005	285	222	63
Franklin Small Cap Value Securities Subaccount
2006	110	86	24
2005	189	86	103
Franklin Strategic Income Securities Subaccount
2006	398	1,272	(874)
2005	1,384	256	1,128
Franklin U.S. Government Subaccount
2006	138	146	(8)
2005	448	1,549	(1,101)
Franklin Zero Coupon 2010 Subaccount
2006	662	750	(88)
2005	1,199	428	771
Mutual Discovery Securities Subaccount
2006	554	318	236
2005	765	156	609
Mutual Shares Securities Subaccount
2006	218	90	128
2005	162	48	114
Templeton Developing Markets Securities Subaccount
2006	243	199	44
2005	277	144	133
ING Investors Trust:
ING JPMorgan Emerging Markets Equity Subaccount
2006	173	238	(65)
2005	703	17	686
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount
2006	—	—	—
2005	237	919	(682)
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
2006	283	302	(19)
2005	458	223	235
Janus Aspen Series:
Janus Aspen Balanced Subaccount
2006	336	821	(485)
2005	373	957	(584)

55

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Janus Aspen Forty Subaccount
2006	4	16	(12)
2005	12	25	(13)
Janus Aspen Large Cap Growth Subaccount
2006	219	602	(383)
2005	282	884	(602)
Janus Aspen Mid Cap Growth Subaccount
2006	182	485	(303)
2005	227	585	(358)
Janus Aspen Mid Cap Value Subaccount
2006	610	245	365
2005	196	83	113
Janus Aspen Small Company Value Subaccount
2006	188	174	14
2005	308	71	237
Janus Aspen Worldwide Growth Subaccount
2006	209	742	(533)
2005	305	1,164	(859)
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Subaccount
2006	9	7	2
2005	3	—	3
JPMorgan Insurance Trust Core Bond Subaccount
2006	3	4	(1)
2005	1	—	1
JPMorgan Insurance Trust Diversified Equity Subaccount
2006	151	104	47
2005	395	1,608	(1,213)
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount
2006	80	49	31
2005	38	5	33
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount
2006	102	95	7
2005	212	585	(373)
JPMorgan Insurance Trust Equity Index Subaccount
2006	2	—	2
2005	8	4	4
JPMorgan Insurance Trust Government Bond Subaccount
2006	17	89	(72)
2005	92	7	85
JPMorgan Insurance Trust Intrepid Growth Subaccount
2006	—	7	(7)
2005	4	—	4
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount
2006	375	416	(41)
2005	498	100	398
JPMorgan Series Trust II:
JPMorgan International Equity Subaccount
2006	482	651	(169)
2005	720	764	(44)
JPMorgan MidCap Value Subaccount
2006	242	797	(555)
2005	802	378	424

56

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
JPMorgan Small Company Subaccount
2006	116	225	(109)
2005	242	285	(43)
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Subaccount
2006	83	108	(25)
2005	122	122	—
Oppenheimer Global Securities Subaccount
2006	502	382	120
2005	574	388	186
Oppenheimer High Income Subaccount
2006	105	87	18
2005	93	123	(30)
Oppenheimer Main Street Subaccount
2006	456	412	44
2005	1,143	200	943
Oppenheimer Main Street Small Cap Subaccount
2006	242	164	78
2005	204	220	(16)
Oppenheimer MidCap Fund Subaccount
2006	28	45	(17)
2005	25	25	—
Oppenheimer Strategic Bond Subaccount
2006	486	1,578	(1,092)
2005	1,068	305	763
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2006	1	2	(1)
2005	1	5	(4)
PIMCO Low Duration Subaccount
2006	—	1	(1)
2005	2	8	(6)

(6) Unit Values and Financial Highlights:

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2006, were as follows.

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
AIM Variable Insurance Funds:(5)
AIM V.I. Financial Services Fund Subaccount(6)
2006	52	$14.088	$15.940	$825	2.18%	1.00%	2.25%	13.81%	15.29%
2005	50	12.304	13.826	686	1.01%	1.00%	2.25%	3.58%	4.86%
2004	108	11.814	13.185	1,418	1.01%	1.00%	2.25%	6.28%	7.60%
2003(7)	42	12.154	12.234	511	0.39%	1.00%	2.25%	26.76%	28.00%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AIM V.I. Global Health Care Subaccount(8)
2006	187	12.962	14.109	2,607	N/A	1.00%	2.25%	2.52%	4.20%
2005	218	12.526	13.541	2,928	N/A	1.00%	2.25%	5.77%	7.08%
2004	277	11.779	12.645	3,477	N/A	1.00%	2.25%	5.20%	6.50%
2003(9)	89	11.776	11.854	1,058	N/A	1.00%	2.25%	24.97%	26.21%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

57

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
AIM V.I. Global Real Estate Subaccount(10)
2006	767	$24.220	$28.323	$21,471	5.51%	1.00%	2.25%	39.47%	41.19%
2005	554	17.272	20.060	11,018	3.95%	1.00%	2.25%	11.73%	13.11%
2004	528	15.376	17.735	9,321	3.89%	1.00%	2.25%	33.57%	35.23%
2003(11)	98	13.008	13.093	1,288	1.40%	1.00%	2.25%	35.77%	37.11%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AIM V.I. Utilities Subaccount(12)
2006	4,299	10.748	20.624	48,524	5.52%	1.00%	2.25%	22.71%	24.22%
2005	3,960	8.686	16.603	36,122	2.95%	1.00%	2.25%	14.27%	15.68%
2004	2,605	7.538	14.352	19,975	2.03%	1.00%	2.25%	20.83%	22.33%
2003	2,012	6.186	11.713	12,532	1.30%	1.00%	2.25%	14.88%	16.02%
2002	1,638	5.340	9.919	8,747	0.59%	1.40%	2.05%	-21.42%	4.21%
The Alger American Fund:
Alger American Balanced Subaccount:
2006	8,418	11.841	12.662	99,686	6.70%	1.40%	2.05%	2.37%	3.28%
2005	9,579	11.465	12.327	109,830	1.57%	1.40%	2.05%	5.99%	6.93%
2004	10,722	10.722	11.591	114,965	1.48%	1.40%	2.05%	2.17%	3.12%
2003	10,651	10.397	11.306	110,755	2.05%	1.40%	2.05%	16.35%	17.39%
2002	10,165	8.857	9.684	90,036	1.78%	1.40%	2.05%	-5.43%	-0.08%
Alger American Growth Subaccount:
2006	355	13.263	55.790	18,865	0.12%	1.00%	2.25%	2.19%	4.11%
2005	444	12.901	53.587	22,498	0.22%	1.00%	2.25%	9.58%	10.93%
2004	508	11.784	48.308	23,388	N/A	1.00%	2.25%	3.12%	4.45%
2003	536	11.427	46.250	23,931	N/A	1.00%	2.25%	32.19%	33.82%
2002	445	8.649	34.560	15,059	0.04%	1.00%	3.00%	-34.39%	-33.66%
Alger American Leveraged AllCap Subaccount:
2006	8,586	9.939	16.114	85,365	N/A	1.40%	2.05%	16.58%	17.62%
2005	8,650	8.450	13.775	73,101	N/A	1.40%	2.05%	11.87%	12.87%
2004	9,465	7.487	12.272	70,867	N/A	1.40%	2.05%	5.73%	6.69%
2003	10,008	7.017	11.567	70,229	N/A	1.40%	2.05%	31.54%	32.87%
2002	9,225	5.281	8.763	48,717	0.01%	1.40%	2.05%	-34.82%	-4.68%
Alger American MidCap Growth Subaccount
2006	603	16.757	38.398	22,587	14.19%	1.00%	2.25%	7.13%	9.05%
2005	736	15.561	35.210	25,387	3.98%	1.00%	2.25%	7.42%	8.74%
2004	947	14.496	32.380	30,169	N/A	1.00%	2.25%	10.55%	11.92%
2003	825	13.120	28.931	23,629	N/A	1.00%	2.25%	44.55%	46.33%
2002	383	9.079	19.771	7,526	N/A	1.00%	3.00%	-30.93%	-30.24%
Alger American Small Capitalization Subaccount
2006	185	20.097	51.489	8,534	N/A	1.00%	2.25%	16.43%	18.83%
2005	183	17.129	43.330	7,050	N/A	1.00%	2.25%	14.32%	15.73%
2004	181	14.991	37.441	6,025	N/A	1.00%	2.25%	14.00%	15.41%
2003	266	13.156	32.441	6,880	N/A	1.00%	2.25%	39.22%	40.94%
2002	174	9.454	23.018	3,316	N/A	1.00%	3.00%	-27.77%	-26.96%
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount
2006	3,976	8.244	15.793	34,167	1.87%	1.00%	2.25%	13.86%	15.93%
2005	4,536	7.185	13.749	33,735	1.88%	1.00%	2.25%	2.34%	3.60%
2004	4,033	7.007	13.377	29,040	1.48%	1.00%	2.25%	10.50%	11.87%
2003	4,229	6.329	12.086	27,249	1.04%	1.00%	2.25%	26.51%	28.07%
2002	2,918	4.947	9.514	14,727	0.53%	1.00%	3.00%	-20.99%	-20.34%
American Century VP Value Subaccount
2006	3,044	10.560	16.457	34,821	9.94%	1.00%	2.25%	15.52%	17.48%
2005	3,576	9.099	14.128	34,915	11.31%	1.00%	2.25%	2.73%	4.00%
2004	4,051	8.858	13.702	38,174	1.72%	1.00%	2.25%	11.81%	13.20%
2003	3,906	7.922	12.205	32,626	0.97%	1.00%	2.25%	26.12%	27.68%
2002	3,642	6.224	9.636	23,981	6.91%	1.00%	3.00%	-14.55%	-13.49%
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount
2006	4,547	19.942	24.500	97,524	1.84%	1.00%	2.25%	29.55%	31.21%
2005	4,575	15.387	18.802	75,105	0.68%	1.00%	2.25%	25.13%	26.67%
2004	3,556	12.297	14.945	46,260	0.27%	1.00%	2.25%	22.18%	23.69%
2003	2,964	10.065	12.167	31,302	N/A	1.00%	2.25%	39.74%	41.46%
2002	2,581	7.203	8.660	19,348	0.23%	1.00%	3.00%	-13.34%	-4.47%

58

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Credit Suisse Trust Global Small Cap Subaccount(13)
2006	2,383	$12.407	$17.773	$29,574	N/A	1.40%	2.05%	10.94%	11.65%
2005	2,747	11.113	15.966	30,525	N/A	1.40%	2.05%	13.82%	14.55%
2004	2,235	9.702	13.979	21,685	N/A	1.40%	2.05%	15.61%	16.36%
2003	2,144	8.338	12.050	17,881	N/A	1.40%	2.05%	44.70%	45.62%
2002	1,990	5.725	8.299	11,395	N/A	1.40%	2.05%	-35.07%	-8.69%
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2006	10,626	14.219	16.437	172,314	17.02%	1.00%	2.25%	4.85%	6.61%
2005	11,976	13.429	15.418	182,741	0.43%	1.00%	2.25%	6.55%	7.86%
2004	11,922	12.537	14.294	168,963	2.88%	1.00%	2.25%	11.71%	13.10%
2003	11,521	11.170	12.639	144,649	0.28%	1.00%	2.25%	14.94%	29.91%
2002	10,438	9.522	9.664	100,874	0.33%	1.40%	2.05%	-13.70%	1.58%
The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount
2006	1,391	7.591	27.763	12,994	0.10%	1.00%	2.25%	6.19%	8.12%
2005	1,314	7.049	25.677	11,831	N/A	1.00%	2.25%	1.28%	2.59%
2004	1,579	6.898	25.029	13,694	0.38%	1.00%	2.25%	3.81%	5.16%
2003	1,698	6.585	23.801	14,313	0.12%	1.00%	2.25%	23.23%	24.76%
2002	1,731	5.299	19.078	11,679	0.23%	1.00%	3.00%	-29.93%	-29.65%
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount
2006	47	14.271	17.501	815	11.96%	1.00%	2.25%	7.92%	9.85%
2005	47	13.081	15.931	749	5.23%	1.00%	2.25%	-1.44%	-0.22%
2004	55	13.200	15.966	874	8.57%	1.00%	2.25%	15.57%	17.01%
2003(14)	20	11.368	13.646	272	N/A	1.00%	2.25%	17.50%	40.84%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS Scudder Variable Series I:(15)
DWS Bond VIP Subaccount
2006	2,187	8.128	13.260	19,656	2.21%	1.00%	2.25%	2.42%	3.68%
2005	821	7.936	12.840	7,111	4.23%	1.00%	2.25%	0.35%	1.59%
2004	861	7.900	12.689	7,237	4.05%	1.00%	2.25%	3.06%	4.33%
2003	1,053	7.647	12.210	8,499	5.99%	1.00%	2.25%	2.75%	4.02%
2002	2,214	7.424	11.785	17,198	6.35%	1.00%	3.00%	5.54%	6.17%
DWS Capital Growth VIP Subaccount
2006(16)	35,562	10.919	22.502	437,235	0.46%	1.00%	2.25%	5.50%	7.46%
2005(17)	25,302	10.201	20.940	311,314	0.30%	1.00%	2.25%	6.34%	7.88%
2004	5,815	9.493	19.410	56,134	0.52%	1.00%	2.25%	5.39%	6.91%
2003	5,444	8.914	18.155	49,512	0.40%	1.00%	2.25%	23.98%	25.63%
2002	5,041	7.124	14.451	36,569	0.35%	1.00%	3.00%	-30.16%	-29.89%
DWS Global Opportunities VIP Subaccount(18)
2006	8,692	22.631	23.166	196,701	1.00%	1.40%	2.05%	19.44%	20.40%
2005	8,854	18.797	19.329	166,441	0.56%	1.40%	2.05%	15.70%	16.56%
2004	7,842	16.127	16.650	126,466	0.24%	1.40%	2.05%	20.64%	21.64%
2003	7,393	13.257	13.753	98,017	0.09%	1.40%	2.05%	45.78%	47.03%
2002	7,117	9.017	9.402	64,171	N/A	1.40%	2.05%	-17.62%	-2.21%
DWS Growth & Income VIP Subaccount
2006	8,341	10.290	14.427	88,125	0.97%	1.00%	2.05%	11.01%	12.50%
2005(19)	9,933	9.182	12.952	93,661	0.86%	1.00%	2.05%	3.61%	4.92%
2004	5,667	8.778	12.457	49,809	0.76%	1.40%	2.05%	7.57%	8.64%
2003	5,799	8.080	11.541	46,914	0.99%	1.40%	2.05%	24.01%	24.99%
2002	5,766	6.464	9.274	37,291	1.06%	1.40%	2.05%	-24.19%	-0.70%
DWS Health Care VIP Subaccount(20)
2006	6,155	12.776	16.946	78,648	0.38%	1.40%	2.05%	3.65%	4.70%
2005	6,999	12.202	16.293	85,406	N/A	1.40%	2.05%	5.90%	7.01%
2004	7,282	11.403	15.333	83,046	N/A	1.40%	2.05%	6.97%	8.08%
2003	7,059	10.551	14.285	74,488	N/A	1.40%	2.05%	30.54%	31.86%
2002	6,232	8.002	10.906	49,863	N/A	1.40%	2.05%	-24.16%	1.28%

59

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS International VIP Subaccount
2006	11,401	$13.088	$18.136	$151,896	1.85%	1.00%	2.25%	22.13%	24.67%
2005	11,507	10.540	14.548	123,173	1.51%	1.00%	2.25%	13.40%	15.02%
2004	11,356	9.199	12.728	106,311	1.25%	1.00%	2.25%	13.90%	15.37%
2003	11,326	8.005	11.137	92,299	0.76%	1.00%	2.25%	24.94%	26.49%
2002	12,444	6.354	8.882	83,409	0.88%	1.00%	3.00%	-19.49%	-17.17%
DWS Money Market VIP Subaccount
2006(21)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	4	10.771	10.807	48	1.53%	1.40%	1.40%	1.31%	1.31%
2004	14	10.667	10.667	149	0.91%	1.40%	1.40%	-0.50%	-0.50%
2003	12	10.393	10.721	133	1.23%	1.40%	1.40%	-0.58%	0.82%
2002	3	10.308	10.783	30	N/A	1.40%	1.40%	0.09%	1.49%
Scudder 21st Century Growth Subaccount
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005(22)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	5,703	5.077	12.871	28,956	N/A	1.40%	2.05%	8.37%	9.33%
2003	6,040	4.644	11.836	28,050	N/A	1.40%	2.05%	27.77%	29.07%
2002	5,790	3.598	9.232	20,833	N/A	1.40%	2.05%	-42.07%	-1.78%
DWS Scudder Variable Series II:(15)
DWS Balanced VIP Subaccount(23)
2006	46,425	2.238	12.852	345,141	2.53%	1.00%	2.25%	7.29%	9.15%
2005	54,942	2.055	11.901	369,547	2.47%	1.00%	2.25%	1.82%	3.27%
2004	65,001	1.995	11.649	416,701	1.65%	1.00%	2.25%	4.22%	5.73%
2003	74,476	1.892	11.138	440,847	3.06%	1.00%	2.25%	15.19%	16.77%
2002	83,840	1.624	9.636	416,026	2.89%	1.00%	3.00%	-16.22%	-9.23%
DWS Blue Chip VIP Subaccount
2006	15,323	1.602	16.226	175,736	6.00%	1.25%	2.05%	12.88%	14.22%
2005	16,582	1.402	14.325	163,268	0.94%	1.25%	2.05%	7.48%	8.71%
2004	17,892	1.290	13.285	158,659	0.62%	1.25%	2.05%	12.03%	14.60%
2003	18,296	1.126	11.690	137,127	0.70%	1.25%	2.05%	24.22%	25.68%
2002	16,215	0.896	9.379	78,102	0.40%	1.25%	2.05%	-23.08%	-3.11%
DWS Core Fixed Income VIP Subaccount(24)
2006	19,071	1.285	13.420	98,142	3.34%	1.00%	2.25%	1.72%	3.23%
2005	13,054	1.260	13.052	87,654	4.31%	1.00%	2.25%	-0.19%	1.24%
2004	14,835	1.260	12.943	92,790	5.25%	1.00%	2.25%	2.01%	3.49%
2003	16,883	1.233	12.556	98,747	3.70%	1.00%	2.25%	2.65%	4.09%
2002	17,704	1.188	12.110	99,482	3.12%	1.00%	3.00%	5.63%	6.52%
DWS Davis Venture Value VIP Subaccount
2006	18,456	13.517	16.273	249,555	0.63%	1.40%	2.05%	12.05%	13.26%
2005	18,998	11.935	14.474	226,815	0.74%	1.40%	2.05%	7.04%	8.13%
2004	18,366	11.038	13.475	202,796	0.41%	1.40%	2.05%	9.17%	10.28%
2003	16,169	10.008	12.301	161,895	0.48%	1.40%	2.05%	26.82%	28.05%
2002	14,493	7.816	9.666	113,303	0.15%	1.40%	2.05%	-16.95%	1.47%
DWS Dreman Financial Services VIP Subaccount
2006(25)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	5,097	12.755	13.660	69,620	1.83%	1.40%	2.05%	-2.45%	-1.45%
2004	5,795	13.075	13.860	80,309	1.52%	1.40%	2.05%	9.25%	10.46%
2003	5,779	11.968	12.548	72,507	1.40%	1.40%	2.05%	25.16%	26.37%
2002	5,697	9.562	9.930	56,572	0.88%	1.40%	2.05%	-9.78%	-0.02%
DWS Dreman High Return Equity VIP Subaccount
2006(26)	37,150	16.620	17.493	649,812	5.97%	1.40%	2.05%	15.84%	17.10%
2005	35,438	14.347	14.938	529,359	1.74%	1.40%	2.05%	5.36%	6.43%
2004	35,450	13.617	14.036	497,541	1.58%	1.40%	2.05%	11.34%	12.48%
2003	34,882	12.230	12.479	435,250	1.88%	1.40%	2.05%	28.85%	30.11%
2002	33,048	9.436	9.591	316,953	1.39%	1.40%	2.05%	-19.17%	-1.19%
DWS Dreman Small Cap Value VIP Subaccount
2006	37,162	2.540	22.869	374,647	8.72%	1.00%	2.25%	21.66%	23.83%
2005	40,096	2.072	18.514	327,181	9.30%	1.00%	2.25%	7.58%	9.16%
2004	42,968	1.918	17.002	308,558	0.82%	1.00%	2.25%	23.00%	24.78%
2003	39,751	1.553	13.660	222,551	2.27%	1.00%	2.25%	38.81%	40.63%
2002	43,904	1.116	8.945	149,053	0.41%	1.00%	2.80%	-13.13%	-12.10%

60

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Global Thematic VIP Subaccount(27)
2006	5,034	$18.686	$20.401	$94,058	6.86%	1.40%	2.05%	27.06%	28.35%
2005	3,687	14.559	16.002	53,690	0.25%	1.40%	2.05%	20.04%	21.25%
2004	2,999	12.007	12.007	36,009	1.17%	1.40%	1.40%	13.18%	13.18%
2003	2,918	10.609	11.817	30,965	0.34%	1.40%	2.05%	26.38%	27.35%
2002	2,745	8.331	9.319	22,865	0.65%	1.40%	2.05%	-10.43%	-7.08%
DWS Government & Agency Securities VIP Subaccount(28)
2006	19,783	1.335	13.593	107,694	3.94%	1.00%	2.25%	1.66%	3.13%
2005	24,348	1.310	13.232	121,446	4.81%	1.00%	2.25%	0.19%	1.56%
2004	29,192	1.306	13.080	134,445	3.59%	1.00%	2.25%	1.28%	2.72%
2003	37,820	1.287	12.784	163,000	5.36%	1.00%	2.25%	-0.22%	1.24%
2002	50,525	1.275	12.676	237,363	3.09%	1.00%	3.00%	5.67%	6.56%
DWS High Income VIP Subaccount
2006	23,378	1.155	15.166	188,470	7.81%	1.00%	2.25%	7.90%	9.38%
2005	27,783	1.069	14.006	198,591	9.22%	1.00%	2.25%	1.34%	2.86%
2004	33,615	1.052	13.774	229,629	7.16%	1.00%	2.25%	9.82%	11.30%
2003	40,437	0.957	12.499	235,030	8.06%	1.00%	2.25%	21.65%	23.39%
2002	40,754	0.778	10.239	179,672	9.68%	1.00%	3.00%	-2.50%	5.29%
DWS International Select Equity VIP Subaccount
2006	25,826	2.667	18.703	160,747	1.99%	1.00%	2.05%	22.55%	24.32%
2005	29,642	2.168	15.209	137,646	2.68%	1.00%	2.05%	11.71%	13.38%
2004	34,689	1.932	13.568	125,666	0.97%	1.00%	2.05%	15.47%	17.07%
2003	33,625	1.667	11.710	96,753	1.12%	1.00%	2.05%	26.83%	28.54%
2002	36,850	1.299	9.202	75,047	0.42%	1.00%	2.80%	-15.22%	-1.69%
DWS Janus Growth & Income VIP Subaccount
2006	14,783	9.532	14.399	140,945	0.64%	1.40%	2.05%	5.82%	6.94%
2005	15,203	8.914	13.560	135,524	0.22%	1.40%	2.05%	9.47%	10.56%
2004	16,003	8.062	12.345	129,027	N/A	1.40%	2.05%	8.85%	9.97%
2003	17,467	7.331	11.302	128,062	0.70%	1.40%	2.05%	21.46%	22.66%
2002	17,677	5.952	9.235	105,208	0.66%	1.40%	2.05%	-21.65%	-0.56%
DWS Janus Growth Opportunities VIP Subaccount
2006(29)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	13,748	6.270	13.854	86,204	0.32%	1.40%	2.05%	4.98%	6.19%
2004	15,327	5.904	13.152	90,502	N/A	1.40%	2.05%	9.95%	11.02%
2003	16,951	5.318	11.920	90,163	N/A	1.40%	2.05%	23.71%	24.99%
2002	17,795	4.255	9.603	75,716	N/A	1.40%	2.05%	-31.58%	1.35%
DWS Large Cap Value VIP Subaccount(30)
2006	23,216	2.372	14.866	144,836	1.57%	1.00%	2.05%	12.66%	14.27%
2005	26,326	2.098	13.061	144,770	1.83%	1.00%	2.05%	-0.46%	0.96%
2004	30,700	2.099	12.988	163,457	1.52%	1.00%	2.05%	7.44%	8.98%
2003	32,630	1.946	11.965	149,054	1.80%	1.00%	2.05%	29.54%	31.28%
2002	35,977	1.484	9.162	113,597	1.57%	1.00%	2.80%	-16.69%	-16.05%
DWS Legg Mason Aggressive Growth VIP Subaccount(31)
2006(32)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	3,371	9.821	15.559	33,120	N/A	1.40%	2.05%	10.96%	11.98%
2004	3,179	8.770	13.975	27,892	N/A	1.40%	2.05%	9.20%	10.47%
2003	3,310	7.939	12.753	26,296	N/A	1.40%	2.05%	32.54%	33.66%
2002	3,074	5.940	9.589	18,257	N/A	1.40%	2.05%	-31.87%	4.47%
DWS MFS Strategic Value VIP Subaccount
2006(33)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	3	13.188	13.346	35	10.12%	1.70%	2.05%	-2.59%	-2.25%
2004	3	13.538	13.654	38	0.13%	1.70%	2.05%	15.03%	15.43%
2003(34)	2	11.769	11.829	28	N/A	1.70%	2.05%	23.81%	24.24%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS Mid Cap Growth VIP Subaccount(35)
2006	3,096	11.534	16.113	35,729	N/A	1.40%	2.05%	8.33%	9.43%
2005	3,551	10.540	14.823	37,444	N/A	1.40%	2.05%	12.36%	13.46%
2004	3,665	9.290	13.148	34,058	N/A	1.40%	2.05%	1.52%	2.47%
2003	3,915	9.066	12.906	35,503	N/A	1.40%	2.05%	30.75%	32.29%
2002	4,070	6.853	9.837	27,890	0.45%	1.40%	2.05%	-27.08%	-1.85%

61

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Money Market VIP Subaccount
2006(36)	26,641	$1.000	$13.183	$146,351	5.05%	1.00%	2.25%	2.36%	4.66%
2005	25,754	0.977	12.598	136,873	3.01%	1.00%	2.25%	0.55%	2.81%
2004	26,603	0.972	11.181	135,778	0.99%	1.00%	2.25%	-1.31%	-0.09%
2003	34,208	0.984	12.143	181,973	0.77%	1.00%	2.25%	-1.50%	0.72%
2002	54,362	0.990	12.056	306,311	1.39%	1.00%	3.00%	-0.86%	1.36%
DWS Oak Strategic Equity VIP Subaccount
2006(37)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	7,013	6.252	12.313	43,880	0.02%	1.40%	2.05%	-6.41%	-5.33%
2004	8,548	6.604	13.112	56,495	N/A	1.40%	2.05%	-1.15%	-0.09%
2003	9,193	6.610	13.219	60,811	N/A	1.40%	2.05%	46.14%	47.72%
2002	7,019	4.474	9.015	31,408	N/A	1.40%	2.05%	-40.57%	1.52%
DWS Small Cap Growth VIP Subaccount
2006	29,292	1.254	14.796	142,349	N/A	1.00%	2.25%	2.16%	4.23%
2005(38)	34,756	1.218	14.357	160,316	N/A	1.00%	2.25%	4.59%	6.01%
2004	38,500	1.163	13.680	144,539	N/A	1.00%	2.25%	8.31%	9.92%
2003	44,561	1.072	12.586	141,216	N/A	1.00%	2.25%	29.85%	31.63%
2002	45,002	0.817	9.660	100,125	N/A	1.00%	3.00%	-34.93%	1.94%
DWS Strategic Income VIP Subaccount
2006	3,932	1.497	14.225	51,496	4.96%	1.25%	2.05%	6.57%	7.64%
2005	3,351	1.390	13.235	38,607	7.85%	1.25%	2.05%	-0.12%	1.12%
2004	2,702	1.375	13.108	30,732	4.27%	1.25%	2.05%	6.09%	7.25%
2003	2,474	1.282	12.239	28,082	1.47%	1.25%	2.05%	5.43%	6.52%
2002	2,400	1.204	11.507	24,573	2.28%	1.25%	1.40%	9.77%	9.93%
DWS Technology VIP Subaccount(39)
2006	16,513	0.833	13,400	110,677	N/A	1.00%	2.25%	-2.22%	-0.24%
2005	20,377	0.846	13.569	131,027	0.45%	1.00%	2.25%	1.20%	2.72%
2004	24,947	0.833	13.362	145,056	N/A	1.00%	2.25%	-0.57%	0.91%
2003	25,760	0.835	13.392	153,801	N/A	1.00%	2.25%	43.25%	45.15%
2002	28,007	0.575	9.317	145,624	0.11%	1.00%	3.00%	-36.79%	2.62%
DWS Turner Mid Cap Growth VIP Subaccount
2006	8,700	10.849	17.093	94,399	8.00%	1.40%	2.05%	4.08%	5.05%
2005	9,415	10.327	16.366	97,239	N/A	1.40%	2.05%	9.02%	10.23%
2004	10,139	9.369	14.961	94,997	N/A	1.40%	2.05%	8.41%	9.50%
2003	9,951	8.556	13.753	85,147	N/A	1.40%	2.05%	45.11%	46.45%
2002	7,947	5.842	9.446	46,432	N/A	1.40%	2.05%	-33.21%	0.48%
SVS Eagle Focused Large Cap Growth Subaccount
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005(40)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	7,163	8.339	11.317	59,773	N/A	1.40%	2.05%	-0.53%	0.45%
2003	7,149	8.302	11.339	59,386	N/A	1.40%	2.05%	23.61%	24.79%
2002	6,095	6.652	9.142	40,566	N/A	1.40%	2.05%	-28.35%	-2.40%
SVS Focus Value + Growth Subaccount
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005(41)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	13,382	1.583	13.286	55,062	0.81%	1.00%	2.05%	8.68%	10.23%
2003	14,973	1.451	12.183	53,599	0.77%	1.00%	2.05%	29.63%	31.35%
2002	16,459	1.106	9.366	39,194	0.56%	1.00%	2.80%	-27.38%	-4.81%
Scudder Growth Subaccount
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005(42)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	45,208	1.739	11.865	216,809	0.27%	1.00%	2.25%	2.66%	4.10%
2003	53,620	1.675	11.517	239,685	0.12%	1.00%	2.25%	21.70%	23.48%
2002	54,587	1.360	9.431	178,843	N/A	1.00%	3.00%	-30.28%	0.73%
SVS Index 500 Subaccount
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005(43)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	25,792	8.699	12.834	224,389	0.96%	1.40%	2.05%	7.77%	8.86%
2003	25,469	7.991	11.868	203,544	1.05%	1.40%	2.05%	25.01%	26.16%
2002	23,118	6.334	9.461	146,428	0.55%	1.40%	2.05%	-23.41%	1.62%

62

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Scudder New Europe Subaccount
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002(44)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS Scudder Investments VIT Funds:(15)
DWS RREEF Real Estate Securities VIP Subaccount(45)
2006	2	$23.323	$23.618	$47	1.50%	1.70%	2.05%	34.38%	34.84%
2005	1	17.356	17.515	14	12.14%	1.70%	2.05%	9.08%	9.46%
2004	—	15.911	16.002	6	0.77%	1.70%	2.05%	28.10%	28.54%
2003(46)	1	12.421	12.449	16	N/A	1.70%	2.05%	24.21%	24.49%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS Equity 500 Index VIP Subaccount
2006	17,692	11.451	11.595	205,133	1.14%	1.40%	2.05%	12.90%	13.93%
2005(47)	19,136	10.143	10.177	194,745	2.70%	1.40%	2.05%	3.40%	4.12%
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Asset Manager Subaccount
2006	311	25.567	27.432	8,293	2.84%	1.00%	2.05%	5.17%	6.26%
2005	386	24.311	25.817	9,691	2.79%	1.00%	2.05%	1.96%	3.02%
2004	485	23.844	25.060	11,842	2.69%	1.00%	2.05%	3.34%	4.42%
2003	424	23.072	23.999	9,958	2.71%	1.00%	2.05%	15.61%	16.81%
2002	292	19.957	20.546	5,884	4.03%	1.00%	2.80%	-10.56%	-9.63%
Fidelity VIP Contrafund Subaccount
2006	2,790	16.913	42.983	114,012	9.49%	1.00%	2.25%	8.70%	10.61%
2005	2,927	15.488	38.859	108,370	0.29%	1.00%	2.25%	14.37%	15.78%
2004	2,785	13.549	33.562	89,791	0.31%	1.00%	2.25%	12.93%	14.33%
2003	2,537	12.007	29.355	72,057	0.43%	1.00%	2.25%	25.64%	27.19%
2002	2,401	9.558	23.079	54,054	0.85%	1.00%	3.00%	-11.35%	-10.25%
Fidelity VIP Equity Income Subaccount
2006	1,547	15.761	45.519	65,415	15.13%	1.00%	2.25%	17.01%	19.01%
2005	1,587	13.410	38.249	56,882	5.54%	1.00%	2.25%	3.54%	4.82%
2004	1,986	12.963	36.490	67,669	1.93%	1.00%	2.25%	9.07%	10.42%
2003	2,149	11.893	33.046	66,628	1.56%	1.00%	2.25%	27.47%	29.04%
2002	1,845	9.334	25.609	44,934	4.04%	1.00%	3.00%	-18.78%	-17.77%
Fidelity VIP Growth Subaccount
2006	845	13.051	52.737	42,027	0.40%	1.00%	2.25%	3.81%	5.79%
2005	1,020	12.496	49.849	47,989	0.51%	1.00%	2.25%	3.48%	4.75%
2004	1,322	12.087	47.586	59,157	0.27%	1.00%	2.25%	1.10%	2.35%
2003	1,497	11.962	46.493	65,681	0.27%	1.00%	2.25%	29.93%	31.53%
2002	1,600	9.210	35.347	53,797	0.25%	1.00%	3.00%	-31.65%	-30.80%
Fidelity VIP Index 500 Subaccount
2006	812	14.882	175.678	133,005	1.71%	1.00%	2.25%	12.57%	14.59%
2005	926	13.155	153.315	132,764	1.67%	1.00%	2.25%	2.26%	3.79%
2004	920	12.839	147.718	129,183	1.23%	1.00%	2.25%	7.91%	9.52%
2003	879	11.875	134.882	115,587	1.34%	1.00%	2.25%	25.28%	27.14%
2002	940	9.460	106.090	97,664	1.24%	1.00%	3.00%	-24.16%	-23.02%
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
2006	860	14.011	15.927	13,524	1.44%	1.00%	2.25%	14.07%	15.97%
2005	788	12.165	13.734	10,734	1.53%	1.00%	2.25%	1.16%	2.41%
2004	725	11.962	13.411	9,672	1.78%	1.00%	2.25%	8.55%	9.90%
2003(48)	229	12.104	12.183	2,783	0.40%	1.00%	2.25%	21.85%	23.05%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Small Cap Value Securities Subaccount
2006	310	17.293	20.248	6,211	4.24%	1.00%	2.25%	14.02%	15.83%
2005	286	15.034	17.481	4,949	1.36%	1.00%	2.25%	6.38%	7.69%
2004	183	14.056	16.232	2,958	0.12%	1.00%	2.25%	21.02%	22.52%
2003(49)	28	13.141	13.227	376	0.00%	1.00%	2.25%	29.22%	30.49%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

63

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Franklin Strategic Income Securities Subaccount
2006	604	$12.219	$12.783	$7,642	2.88%	1.00%	2.25%	5.87%	7.18%
2005	1,478	11.542	11.927	17,455	2.77%	1.00%	2.25%	-0.77%	0.45%
2004	350	11.632	11.873	4,127	3.46%	1.00%	2.25%	7.37%	8.71%
2003(50)	144	10.833	10.904	1,571	0.19%	1.00%	2.25%	17.46%	18.62%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin U.S. Government Subaccount
2006	206	10.247	10.719	2,166	4.20%	1.00%	2.25%	1.73%	2.99%
2005	214	10.072	10.412	2,210	7.83%	1.00%	2.25%	0.16%	1.39%
2004	1,315	10.056	10.320	13,428	5.59%	1.00%	2.25%	1.19%	2.45%
2003(51)	1,163	9.938	10.003	11,628	0.03%	1.00%	2.25%	-0.04%	0.95%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
2006	1,810	10.056	10.596	18,802	3.83%	1.00%	2.25%	0.15%	1.38%
2005	1,898	10.041	10.503	19,521	3.38%	1.00%	2.25%	-0.90%	0.32%
2004	1,127	10.132	10.521	11,591	5.40%	1.00%	2.25%	2.15%	3.42%
2003(52)	1,056	9.919	9.984	10,535	0.03%	1.00%	2.25%	1.13%	2.13%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Mutual Discovery Securities Subaccount
2006	1,356	18.158	20.347	27,250	4.69%	1.00%	2.25%	20.26%	21.84%
2005	1,120	15.006	16.699	18,534	1.19%	1.00%	2.25%	13.42%	14.82%
2004	511	13.159	14.544	7,396	0.88%	1.00%	2.25%	15.59%	17.02%
2003(53)	117	12.327	12.408	1,447	0.07%	1.00%	2.25%	26.15%	27.40%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Mutual Shares Securities Subaccount
2006	434	15.558	17.200	7,374	4.36%	1.00%	2.25%	15.62%	17.21%
2005	306	13.365	14.675	4,449	1.15%	1.00%	2.25%	8.13%	9.46%
2004	192	12.294	13.406	2,561	0.76%	1.00%	2.25%	10.15%	11.51%
2003(54)	76	11.923	12.002	911	0.11%	1.00%	2.25%	22.40%	23.60%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Developing Markets Securities Subaccount
2006	427	23.841	28.682	12,078	1.22%	1.00%	2.25%	25.28%	26.82%
2005	383	18.928	22.615	8,582	1.29%	1.00%	2.25%	24.63%	26.17%
2004	250	15.106	17.925	4,447	1.56%	1.00%	2.25%	21.96%	23.47%
2003	82	13.164	14.493	1,177	0.17%	1.00%	2.25%	49.66%	51.12%
2002	3	8.725	8.725	29	N/A	1.40%	1.40%	-1.53%	-1.53%
ING Investors Trust:
ING JPMorgan Emerging Markets Equity Subaccount
2006	621	19.546	19.765	12,228	1.73%	1.00%	2.05%	33.45%	34.84%
2005(55)	686	14.647	14.659	10,051	0.41%	1.00%	2.05%	2.57%	2.65%
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Emerging Markets Fund Inc.:
ING VP Emerging Markets Subaccount
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005(56)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	682	7.974	11.641	7,724	0.82%	1.00%	2.05%	19.26%	20.50%
2003	773	6.686	9.661	7,287	N/A	1.00%	2.05%	44.25%	45.75%
2002	807	4.635	6.628	5,236	N/A	1.00%	2.80%	-11.15%	-10.23%
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
2006	485	29.293	31.521	14,768	8.28%	1.00%	2.05%	19.29%	20.53%
2005	504	24.556	26.152	12,784	3.25%	1.00%	2.05%	39.99%	41.44%
2004	269	17.540	18.489	4,827	0.83%	1.00%	2.05%	10.39%	11.55%
2003	228	15.889	16.576	3,684	N/A	1.00%	2.05%	27.91%	29.24%
2002	242	12.422	12.826	3,033	0.19%	1.00%	2.80%	-4.06%	-3.07%

64

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Janus Aspen Series:
Janus Aspen Balanced Subaccount
2006	3,026	$13.278	$36.536	$106,171	2.11%	1.00%	2.25%	7.87%	9.63%
2005	3,511	12.272	33.328	112,640	2.17%	1.00%	2.25%	5.58%	6.88%
2004	4,095	11.631	31.181	123,365	2.12%	1.00%	2.25%	6.13%	7.45%
2003	4,946	10.961	29.019	139,284	2.20%	1.00%	2.25%	11.54%	12.92%
2002	5,660	9.836	25.699	141,809	2.44%	1.00%	3.00%	-8.50%	-7.37%
Janus Aspen Forty Subaccount(57)
2006	140	11.702	11.702	1,643	0.34%	1.40%	1.40%	7.84%	7.84%
2005	152	10.851	10.851	1,651	0.21%	1.40%	1.40%	11.29%	11.29%
2004	165	9.750	9.750	1,612	0.24%	1.40%	1.40%	16.59%	16.59%
2003	187	8.362	8.362	1,562	0.48%	1.40%	1.40%	18.87%	18.87%
2002	193	7.035	7.035	1,356	0.59%	1.40%	1.40%	-16.84%	-16.84%
Janus Aspen Growth and Income Subaccount
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2003(58)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	3,720	11.570	11.570	43,040	0.77%	1.40%	1.40%	-22.62%	-22.62%
Janus Aspen Large Cap Growth Subaccount(59)
2006	1,822	13.392	26.283	46,182	0.46%	1.00%	2.25%	8.11%	10.28%
2005	2,205	12.297	23.833	50,851	0.31%	1.00%	2.25%	2.00%	3.26%
2004	2,807	12.064	23.082	62,882	0.13%	1.00%	2.25%	2.21%	3.48%
2003	3,904	11.815	22.305	84,379	0.07%	1.00%	2.25%	28.84%	30.43%
2002	9,555	7.687	17.102	110,021	N/A	1.00%	3.00%	-28.13%	-27.24%
Janus Aspen Mid Cap Growth Subaccount
2006	1,697	18.036	34.994	57,352	N/A	1.00%	2.25%	10.56%	12.49%
2005	2,000	16.244	31.108	60,276	N/A	1.00%	2.25%	9.84%	11.20%
2004	2,358	14.796	27.976	64,102	N/A	1.00%	2.25%	18.08%	19.55%
2003	2,722	12.534	23.401	62,097	N/A	1.00%	2.25%	32.13%	33.77%
2002	3,312	9.491	17.494	56,666	N/A	1.00%	3.00%	-29.52%	-28.65%
Janus Aspen Mid Cap Value Subaccount(60)
2006	632	16.407	19.416	12,115	8.21%	1.00%	2.25%	12.31%	13.93%
2005	267	14.501	17.043	4,506	10.07%	1.00%	2.25%	7.59%	8.92%
2004	154	13.405	15.647	2,403	1.85%	1.00%	2.25%	15.20%	16.63%
2003(61)	29	13.307	13.394	395	0.00%	1.00%	2.25%	33.14%	39.04%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Janus Aspen Small Company Value Subaccount(62)
2006	360	15.736	19.459	6,899	0.83%	1.00%	2.25%	18.84%	20.67%
2005	346	13.131	16.126	5,505	0.01%	1.00%	2.25%	1.16%	2.41%
2004	109	12.911	15.747	1,702	5.45%	1.00%	2.25%	15.48%	16.91%
2003(63)	68	13.359	13.447	916	N/A	1.00%	2.25%	38.98%	40.35%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
2006	2,448	13.344	36.339	85,810	1.66%	1.00%	2.25%	14.91%	17.04%
2005	2,981	11.546	31.049	89,588	1.27%	1.00%	2.25%	3.54%	4.82%
2004	3,840	11.160	29.621	110,482	0.95%	1.00%	2.25%	2.47%	3.74%
2003	4,891	10.896	28.553	136,089	1.06%	1.00%	2.25%	21.26%	22.76%
2002	5,892	8.991	23.259	134,031	0.86%	1.00%	3.00%	-27.14%	-26.24%
JPMorgan Insurance Trust:(64)
JPMorgan Insurance Trust Balanced Subaccount(65)
2006	5	11.384	11.728	55	6.32%	1.25%	2.25%	8.46%	9.61%
2005	3	10.488	10.700	36	5.00%	1.25%	2.25%	0.25%	1.24%
2004(66)	—	10.462	10.569	3	N/A	1.25%	2.25%	3.40%	4.42%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Subaccount(67)
2006	—	10.352	10.665	10	3.79%	1.25%	2.25%	1.85%	2.85%
2005	1	10.164	10.369	15	2.05%	1.25%	2.25%	0.14%	1.13%
2004(68)	—	10.149	10.253	2	N/A	1.25%	2.25%	1.84%	2.84%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

65

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust Diversified Equity Subaccount(69)
2006	176	$12.149	$12.611	$2,200	0.64%	1.00%	2.25%	13.37%	15.00%
2005	129	10.695	10.966	1,405	1.81%	1.00%	2.25%	0.08%	1.32%
2004(70)	1,342	10.686	10.823	14,477	N/A	1.00%	2.25%	4.68%	5.98%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount(71)
2006	67	13.169	13.670	904	2.28%	1.00%	2.25%	8.60%	10.29%
2005	36	12.088	12.395	437	N/A	1.00%	2.25%	8.66%	10.00%
2004(72)	3	11.125	11.268	37	N/A	1.00%	2.25%	10.13%	11.50%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount(73)
2006	132	14.012	14.544	1,913	11.29%	1.00%	2.25%	13.88%	15.57%
2005	125	12.274	12.585	1,567	14.04%	1.00%	2.25%	7.35%	8.67%
2004(74)	498	11.434	11.581	5,741	N/A	1.00%	2.25%	12.85%	14.25%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Equity Index Subaccount(75)
2006	9	12.696	13.179	121	1.25%	1.00%	2.25%	12.48%	14.28%
2005	7	11.247	11.532	83	1.64%	1.00%	2.25%	2.16%	3.42%
2004(76)	3	11.009	11.150	30	N/A	1.00%	2.25%	7.91%	9.24%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Government Bond Subaccount(77)
2006	13	10.397	10.712	132	9.09%	1.25%	2.25%	1.20%	2.20%
2005	85	10.274	10.482	890	N/A	1.25%	2.25%	0.82%	1.82%
2004(78)	—	10.190	10.295	—	N/A	1.25%	2.25%	2.33%	3.35%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Growth Subaccount(79)
2006	—	11.220	11.560	—	0.14%	1.25%	2.25%	2.60%	4.08%
2005	7	10.887	11.107	74	0.28%	1.25%	2.25%	2.75%	3.76%
2004(80)	3	10.596	10.705	28	N/A	1.25%	2.25%	4.69%	5.72%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount(81)
2006	361	14.479	15.029	5,375	24.59%	1.00%	2.25%	11.21%	12.99%
2005	402	12.972	13.301	5,313	0.16%	1.00%	2.25%	14.53%	15.94%
2004(82)	4	11.327	11.472	44	N/A	1.00%	2.25%	11.90%	13.28%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Series Trust II:
JPMorgan International Equity Subaccount(83)
2006	1,780	17.848	20.638	36,195	1.04%	1.00%	2.25%	18.81%	20.83%
2005	1,949	14.873	17.079	32,886	0.88%	1.00%	2.25%	8.26%	9.60%
2004	1,993	13.664	15.583	30,771	0.52%	1.00%	2.25%	15.76%	17.20%
2003(84)	1,420	13.188	13.275	18,835	N/A	1.00%	2.25%	29.53%	30.81%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan MidCap Value Subaccount
2006	717	16.236	18.513	13,127	3.41%	1.00%	2.25%	13.96%	15.69%
2005	1,272	12.244	16.003	20,143	1.56%	1.00%	2.25%	6.82%	8.35%
2004	848	13.158	14.799	12,457	0.27%	1.00%	2.25%	18.39%	19.86%
2003(85)	107	12.246	12.327	1,322	N/A	1.00%	2.25%	26.78%	28.03%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

66

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
JPMorgan Small Company Subaccount
2006	515	$17.403	$20.827	$10,415	2.94%	1.00%	2.25%	11.78%	13.87%
2005	624	15.442	18.290	11,107	12.92%	1.00%	2.25%	1.15%	2.39%
2004	667	15.237	17.863	11,629	N/A	1.00%	2.25%	24.37%	25.91%
2003	719	12.228	14.187	9,961	N/A	1.00%	2.25%	32.99%	34.63%
2002	800	9.176	10.538	8,265	0.24%	1.00%	3.00%	-23.28%	-22.43%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Subaccount
2006	311	12.654	14.428	4,428	0.19%	1.00%	2.25%	4.91%	6.62%
2005	336	11.951	13.533	4,500	0.73%	1.00%	2.25%	2.56%	3.83%
2004	336	11.590	13.034	4,356	0.20%	1.00%	2.25%	4.26%	5.56%
2003(86)	127	12.247	12.327	1,571	N/A	1.00%	2.25%	27.82%	29.08%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer Global Securities Subaccount
2006	1,792	18.166	21.910	38,746	5.97%	1.00%	2.25%	14.42%	16.20%
2005	1,672	15.741	18.855	31,260	0.84%	1.00%	2.25%	11.56%	12.93%
2004	1,486	14.035	16.695	24,671	0.81%	1.00%	2.25%	16.26%	17.70%
2003(87)	517	14.069	14.161	7,318	N/A	1.00%	2.25%	39.72%	41.10%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer High Income Subaccount
2006	211	12.474	13.049	2,732	6.45%	1.00%	2.25%	6.83%	8.15%
2005	193	11.677	12.066	2,310	6.58%	1.00%	2.25%	-0.23%	1.00%
2004	223	11.704	11.947	2,652	3.80%	1.00%	2.25%	6.33%	7.65%
2003(88)	71	11.007	11.080	785	N/A	1.00%	2.25%	21.07%	22.27%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer Main Street Subaccount
2006	1,231	14.027	15.595	18,921	0.94%	1.00%	2.25%	11.94%	13.63%
2005	1,187	12.431	13.725	16,106	0.39%	1.00%	2.25%	3.42%	4.70%
2004	244	11.955	13.109	3,177	0.64%	1.00%	2.25%	6.74%	8.06%
2003(89)	119	12.032	12.111	1,435	N/A	1.00%	2.25%	23.66%	24.88%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
2006	619	16.294	20.011	12,222	2.90%	1.00%	2.25%	11.57%	13.53%
2005	541	14.452	17.627	9,443	2.61%	1.00%	2.25%	7.31%	8.63%
2004	557	13.396	16.226	8,965	N/A	1.00%	2.25%	16.55%	18.00%
2003(90)	241	13.639	13.729	3,309	N/A	1.00%	2.25%	41.07%	42.46%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer MidCap Fund Subaccount(91)
2006	63	13.225	16.051	993	N/A	1.00%	2.25%	-0.06%	1.69%
2005	80	13.095	15.785	1,257	N/A	1.00%	2.25%	9.53%	10.88%
2004	80	11.892	14.236	1,131	N/A	1.00%	2.25%	16.80%	18.25%
2003(92)	24	11.941	12.019	292	N/A	1.00%	2.25%	22.68%	23.89%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer Strategic Bond Subaccount
2006	614	11.988	12.540	7,604	6.03%	1.00%	2.25%	4.88%	6.17%
2005	1,706	11.430	11.811	19,952	3.20%	1.00%	2.25%	0.23%	1.47%
2004	943	11.404	11.640	10,907	1.79%	1.00%	2.25%	6.04%	7.36%
2003(93)	127	10.754	10.825	1,370	N/A	1.00%	2.25%	14.58%	15.71%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2006	14	12.992	12.992	182	4.29%	1.40%	1.40%	0.78%	0.78%
2005	15	12.892	12.892	198	3.09%	1.40%	1.40%	3.70%	3.70%
2004	19	12.432	12.432	236	4.26%	1.40%	1.40%	4.10%	4.10%
2003	18	11.943	11.943	220	2.79%	1.40%	1.40%	0.86%	0.86%
2002	18	11.841	11.841	210	4.34%	1.40%	1.40%	6.68%	6.68%
PIMCO Low Duration Subaccount
2006	10	12.425	12.425	136	4.08%	1.40%	1.40%	2.54%	2.54%
2005	11	12.117	12.117	138	2.97%	1.40%	1.40%	-0.38%	-0.38%
2004	17	12.164	12.164	204	1.54%	1.40%	1.40%	0.44%	0.44%
2003	18	12.110	12.110	214	1.80%	1.40%	1.40%	0.93%	0.93%
2002	19	11.998	11.998	231	3.94%	1.40%	1.40%	5.57%	5.57%

(1)	Net Assets equals Contract Owners’ Equity.

67

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(2)

This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(3)

This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio.

(5)	Effective October 15, 2004, fund name was changed to AIM Variable Insurance Funds from INVESCO Variable Investment Funds, Inc.

(6)	Effective October 15, 2004, name was changed to AIM V.I. Financial Services Fund Subaccount from INVESCO VIF-Financial Services Subaccount.

(7)	For the period (commencement of operations): May 2, 2003 to December 31, 2003—AIM V.I. Financial Services Fund Subaccount.

(8)

Effective July 1, 2005, name was changed to AIM V.I. Global Health Care Subaccount from AIM V.I. Health Sciences Subaccount. Previous to this date, effective October 15, 2004, name was changed to AIM V.I. Health Sciences Subaccount from INVESCO VIF-Health Sciences Subaccount.

(9)	For the period (commencement of operations): May 6, 2003 to December 31, 2003—AIM V.I. Global Health Care Subaccount.

(10)

Effective October 15, 2004, name was changed to AIM V.I. Real Estate Subaccount from INVESCO VIF-Real Estate Opportunity Subaccount. Effective July 3, 2006, name was changed to AIM V.I. Global Real Estate Subaccount from AIM V.I. Real Estate Subaccount.

(11)	For the period (commencement of operations): May 8, 2003 to December 31, 2003—AIM V.I. Real Estate Subaccount.

(12)	Effective October 15, 2004, name was changed to AIM V.I. Utilities Subaccount from INVESCO VIF-Utilities Subaccount.

(13)	Effective February 21, 2005, name was changed to Credit Suisse Trust Global Small Cap Subaccount from Credit Suisse Trust Global Post-Venture Capital Subaccount.

(14)	For the period (commencement of operations): May 12, 2003 to December 31, 2003—Dreyfus VIF Small Company Stock Subaccount.

(15)

Effective Februry 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder Funds have been renamed DWS funds. The Scudder Variable 1Series I and Variable Series II portfolios and the Scudder Investments VIT funds were renamed Variable Insurance Products (VIP).

(16)	Effective December 8, 2006, DWS Capital Growth VIP Subaccount acquired DWS Janus Growth Opportunities VIP, DWS Legg Mason Aggressive Growth VIP and DWS Oak Strategic Equity VIP Subaccounts.

(17)

Effective April 29, 2005, Scudder Variable Series I’s Scudder Capital Growth Subaccount acquired Scudder Variable Series II’s Scudder Growth and Scudder Variable Series II’s SVS Eagle Focused Large Cap Growth Subaccounts.

(18)	Effective February 6, 2006, name was changed from Scudder Global Discovery Subaccount.

(19)	Effective April 29, 2005, Scudder Variable Series I’s Scudder Growth and Income Subaccount acquired Scudder Variable Series II’s SVS Focus Value + Growth Subaccount.

68

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(20)	Effective February 6, 2006, name was changed from Scudder Health Sciences Subaccount.

(21)	For the period (cessation of operations): January 1, 2006 to November 2, 2006 DWS Variable Series I’s Money Market Subaccount. Fund merged with DWS Money Market VIP Subaccount.

(22)

For the period (cessation of operations): January 1, 2005 to April 28, 2005—Scudder Variable Series I’s 21st Century Growth Subaccount. Fund merged with Scudder Variable Series II’s Scudder Small Cap Growth Subaccount.

(23)	Effective February 6, 2006, name was changed from Scudder Total Return Subaccount.

(24)	Effective February 6, 2006, name was changed from Scudder Fixed Income Subaccount.

(25)	For the period (cessation of operations): January 1, 2006 to September 14, 2006 DWS Dreman Financial Services VIP Subaccount. Fund merged with DWS Dreman High Return Equity VIP Subaccount.

(26)	Effective September 15, 2006, DWS Dreman High Return Equity VIP Subaccount acquired DWS Dreman Financial Services VIP and DWS MFS Strategic Value Subaccounts.

(27)	Effective February 6, 2006, name was changed from Scudder Global Blue Chip Subaccount.

(28)	Effective May 1, 2004, name was changed from Scudder Government Securities Subaccount.

(29)	For the period (cessation of operations): January 1, 2006 to December 7, 2006 DWS Janus Growth Opportunities VIP Subaccount. Fund merged with DWS Capital Growth VIP Subaccount.

(30)	Effective May 1, 2004, name was changed from Scudder Contrarian Value Subaccount.

(31)

Effective May 1, 2006, name was changed to DWS Legg Mason Aggressive Growth VIP Subaccount. Previous to this date, effective August 1, 2005, name was changed from SVS INVESCO Dynamic Growth Subaccount.

(32)	For the period (cessation of operations): January 1, 2006 to December 7, 2006 DWS Legg Mason Aggressive Growth VIP Subaccount. Fund merged with DWS Capital Growth VIP Subaccount.

(33)	For the period (cessation of operations): January 1, 2006 to September 14, 2006 DWS MFS Strategic Value VIP Subaccount. Fund merged with DWS Dreman High Return Equity VIP Subaccount.

(34)	For the period (commencement of operations): June 12, 2003 to December 31, 2003—SVS MFS Strategic Value Subaccount.

(35)	Effective October 28, 2005, name was changed from Scudder Aggressive Growth Subaccount.

(36)	Effective November 3, 2006, DWS Money Market VIP Subaccount acquired DWS Variable Series I’s Money Market VIP Subaccount.

(37)	For the period (cessation of operations): January 1, 2006 to December 7, 2006 DWS Oak Strategic Equity VIP Subaccount. Fund merged with DWS Capital Growth VIP Subaccount.

(38)	Effective April 29, 2005, Scudder Variable Series II’s Scudder Small Cap Growth Subaccount acquired Scudder Variable Series I’s 21st Century Growth Subaccount.

(39)	Effective February 6, 2006, name was changed from Scudder Technology Growth Subaccount.

(40)

For the period (cessation of operations): January 1, 2005 to April 28, 2005 Scudder Variable Series II’s SVS Eagle Focused Large Cap Growth Subaccount. Fund merged with Scudder Variable Series I’s Scudder Capital Growth Subaccount.

(41)

For the period (cessation of operations): January 1, 2005 to April 28, 2005 Scudder Variable Series II’s SVS Focus Value + Growth Subaccount. Fund merged with Scudder Variable Series I’s Scudder Growth and Income Subaccount.

(42)

For the period (cessation of operations): January 1, 2005 to April 28, 2005—Scudder Variable Series II’s Scudder Growth Subaccount. Fund merged with Scudder Variable Series I’s Scudder Capital Growth Subaccount.

69

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(43)	For the period (cessation of operations): January 1, 2005 to September 15, 2005 Scudder Variable Series II’s SVS Index 500 Subaccount. Fund merged with ScudderVIT Equity 500 Index Subaccount.

(44)	For the period (cessation of operations): January 1, 2002 to November 1, 2002—Scudder New Europe Subaccount.

(45)	Effective February 6, 2006, name was changed from Scudder Real Estate Securities Subaccount.

(46)	For the period (commencement of operations): July 11, 2003 to December 31, 2003—Scudder Real Estate Securities Subaccount.

(47)	For the period (commencement of operations): September 16, 2005 to December 31, 2005—Scudder VIT Equity 500 Index Subaccount. Fund acquired Scudder Variable Series II’s SVS Index 500 Subaccount.

(48)	For the period (commencement of operations): May 6, 2003 to December 31, 2003—Franklin Rising Dividends Securities Subaccount.

(49)	For the period (commencement of operations): May 16, 2003 to December 31, 2003—Franklin Small Cap Value Securities Subaccount.

(50)	For the period (commencement of operations): May 15, 2003 to December 31, 2003—Franklin Strategic Income Securities Subaccount.

(51)	For the period (commencement of operations): May 5, 2003 to December 31, 2003—Franklin U.S. Government Subaccount.

(52)	For the period (commencement of operations): May 12, 2003 to December 31, 2003—Franklin Zero Coupon 2010 Subaccount.

(53)	For the period (commencement of operations): May 5, 2003 to December 31, 2003—Mutual Discovery Securities Subaccount.

(54)	For the period (commencement of operations): May 15, 2003 to December 31, 2003—Mutual Shares Securities Subaccount.

(55)	For the period (commencement of operations): December 3, 2005 to December 31, 2005—ING JPMorgan Emerging Markets Equity Subaccount.

(56)	For the period (cessation of operations): January 1, 2005 to December 2, 2005—ING VP Emerging Markets, Inc. Fund merged with ING JPMorgan Emerging Markets Equity Subaccount.

(57)	Effective May 1, 2005, name was changed from Janus Aspen Capital Appreciation Subaccount.

(58)	For the period (cessation of operations): January 1, 2003 to March 7, 2003—Janus Aspen Growth and Income Subaccount.

(59)	Effective May 1, 2005, name was changed from Janus Aspen Growth Subaccount.

(60)	Formerly named Janus Aspen Mid Cap Value (Perkins) Subaccount.

(61)	For the period (commencement of operations): May 12, 2003 to December 31, 2003—Janus Aspen Mid Cap Value Subaccount.

(62)	Formerly named Janus Aspen Small Cap Value (Bay Isle) Subaccount.

(63)	For the period (commencement of operations): May 28, 2003 to December 31, 2003—Janus Aspen Small Company Value Subaccount.

(64)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust to JPMorgan Insurance Trust. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust.

(65)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Balanced Subaccount to JPMorgan Insurance Trust Balanced Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Balanced Subaccount.

(66)	For the period (commencement of operations): August 11, 2004 to December 31, 2004—JPMorgan Insurance Trust Balanced Subaccount.

70

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(67)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Bond Subaccount to JPMorgan Insurance Trust Core Bond Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Bond Subaccount.

(68)	For the period (commencement of operations): July 19, 2004 to December 31, 2004—JPMorgan Insurance Trust Core Bond Subaccount.

(69)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Equity Subaccount to JPMorgan Insurance Trust Diversified Equity Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Diversified Equity Subaccount.

(70)	For the period (commencement of operations): June 30, 2004 to December 31, 2004—JPMorgan Insurance Trust Diversified Equity Subaccount.

(71)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Growth Subaccount to JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Growth Subaccount.

(72)	For the period (commencement of operations): June 25, 200 to December 31, 2004—JPMorgan Insurance Trust Mid Cap Growth Subaccount.

(73)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Value Subaccount to JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Value Subaccount.

(74)	For the period (commencement of operations): May 18, 2004 to December 31, 2004—JPMorgan Insurance Trust Diversified Mid Cap Value Subacount.

(75)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Equity Index Subaccount to JPMorgan Insurance Trust Equity Index Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Equity Index Subaccount.

(76)	For the period (commencement of operations): July 26, 2004 to December 31, 2004—JPMorgan Insurance Trust Equity Index Subaccount.

(77)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Government Bond Subaccount to JPMorgan Insurance Trust Government Bond Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Government Subaccount.

(78)	JPMorgan Insurance Trust Government Bond Subaccount option added in 2004. No contributions were made to this subaccount in 2004.

(79)

Effective December 8, 2006, name was changed to JPMorgan Insurance Trust Intrepid Growth Subaccount. Previous to this date, effective May 1, 2006, name was changed to JPMorgan Insurance Trust Large Cap Growth Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Large Cap Growth Subaccount to JPMorgan Investment Trust Large Cap Growth Subaccount.

(80)	For the period (commencement of operations): October 1, 2004 to December 31, 2004—JPMorgan Insurance Trust Intrepid Growth Subaccount.

(81)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Subaccount to JPMorgan Insurance Trust Intrepid Mid Cap Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Diversified Mid Cap Subaccount.

(82)	For the period (commencement of operations): May 27, 2004 to December 31, 2004—JPMorgan Insurance Trust Intrepid Mid Cap Subaccount.

(83)	Formerly named JPMorgan International Opportunities Subaccount.

(84)	For the period (commencement of operations): June 6, 2003 to December 31, 2003—JPMorgan International Equity Subaccount.

71

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(85)	For the period (commencement of operations): May 5, 2003 to December 31, 2003—JPMorgan MidCap Value Subaccount.

(86)	For the period (commencement of operations): May 6, 2003 to December 31, 2003—Oppenheimer Capital Appreciation Subaccount.

(87)	For the period (commencement of operations): May 12, 2003 to December 31, 2003—Oppenheimer Global Securities Subaccount.

(88)	For the period (commencement of operations): May 2, 2003 to December 31, 2003—Oppenheimer High Income Subaccount.

(89)	For the period (commencement of operations): May 5, 2003 to December 31, 2003—Oppenheimer Main Street Subaccount.

(90)	For the period (commencement of operations): May 9, 2003 to December 31, 2003—Oppenheimer Main Street Small Cap Subaccount.

(91)	Effective May 1, 2006, name was changed from Oppenheimer Aggressive Growth Subaccount.

(92)	For the period (commencement of operations): May 15, 2003 to December 31, 2003—Oppenheimer MidCap Fund Subaccount.

(93)	For the period (commencement of operations): May 9, 2003 to December 31, 2003—Oppenheimer Strategic Bond Subaccount.

72

Kemper Investors Life

Insurance Company

Financial Statements

December 31, 2006 and 2005

Kemper Investors Life Insurance Company

Index

December 31, 2006 and 2005

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Kemper Investors Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, stockholder’s equity, and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company (a wholly owned subsidiary of Kemper Corporation) (the “Company”) at December 31, 2006 and 2005, and the results of its operations and its cash flows for the three years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3, stockholder’s equity as of January 1, 2004 has been restated.

Also, as discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/    PricewaterhouseCoopers LLP

Seattle, Washington

April 27, 2007

1

KEMPER INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

December 31, 2006 and 2005

(in thousands of dollars)

	2006	2005
ASSETS
Investments
Bonds, classified as available-for-sale, at fair value (amortized cost: $302,077 and $727,121)	$298,587	$720,055
Redeemable preferred stock, classified as available-for-sale, at fair value (cost: $0 and $2,458)	—	2,557
Common stock, classified as available-for-sale, at fair value (cost: $0 and $1,672)	—	2,143
Policy loans	20,791	21,753
Partnership and joint venture interests	863	1,568

Total investments	320,241	748,076

Cash and cash equivalents	17,482	117,678
Accrued investment income	3,773	7,210
Reinsurance recoverable	3,093,398	2,175,438
Deposit asset—coinsurance business	1,385,623	1,571,767
Deferred policy acquisition costs	3,944	16,362
Deferred income taxes	—	101,599
Federal income tax receivable—affiliate	35,100	9,144
Modified coinsurance deposit receivable—related party	738,522	776,443
Other assets and receivables	108,403	114,223
Separate account assets	16,150,324	16,297,661

Total assets	$21,856,810	$21,935,601

LIABILITIES AND STOCKHOLDER'S EQUITY
Future policy benefits	$2,294,756	$2,410,645
Other policyholder benefits and funds payable	74,153	101,115
Deposit liability—coinsurance business	1,385,623	1,571,767
Modified coinsurance deposit payable—related party	768,232	796,776
Deferred income tax liabilities	194,733	—
Other accounts payable and liabilities	221,571	244,141
Separate account liabilities	16,150,324	16,297,661

Total liabilities	21,089,392	21,422,105

Stockholder's equity
Capital stock ($10 par value—300,000 authorized shares; 250,000 shares issued and outstanding at 2006 and 2005, respectively)	2,500	2,500
Additional paid-in capital	1,088,633	841,633
Accumulated other comprehensive (loss) income	(3,490)	(4,223)
Retained earnings (deficit)	(320,225)	(326,414)

Total stockholder's equity	767,418	513,496

Total liabilities and stockholder's equity	$21,856,810	$21,935,601

The accompanying notes are an integral part of the financial statements.

2

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF INCOME

Years Ended December 31, 2006, 2005 and 2004

(in thousands of dollars)

	2006	2005	2004
REVENUES
Net investment income	$34,374	$31,327	$26,773
Net realized investment gains	1,980	7,572	835
Premium income	17	—	—
Separate account fees and charges	64,716	69,593	66,756
Modified coinsurance income (loss)—related party	2,804	(6,800)	11,187
Other income	80,349	70,655	74,545

Total revenues	184,240	172,347	180,096

BENEFITS AND EXPENSES
Interest credited to policyholders	62,956	68,460	81,101
Claims incurred and other policyholder benefits	57,186	45,120	35,344
Taxes, licenses and fees	579	1,696	3,046
Commissions	15,988	16,301	20,439
Operating expenses	16,384	14,450	16,061
Amortization of deferred policy acquisition costs	12,418	7,453	11,982
Amortization of ceded premium deposit	155	—	—

Total benefits and expenses	165,666	153,480	167,973

Income before income tax expense (benefit) and effect of accounting change, net of tax	18,574	18,867	12,123
Income tax expense (benefit)	12,385	(2,649)	(466)

Income before cumulative effect of accounting change, net of tax	6,189	21,516	12,589
Cumulative effect of accounting change, net of tax	—	—	(157,923)

Net income (loss)	$6,189	$21,516	$(145,334)

The accompanying notes are an integral part of the financial statements.

3

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

Years Ended December 31, 2006, 2005 and 2004

(in thousands of dollars)

	2006	2005	2004
NET INCOME (LOSS)	$6,189	$21,516	$(145,334)

OTHER COMPREHENSIVE INCOME
Unrealized holding gains (losses) on securities
Unrealized gains on derivatives	—	—	4,500
Unrealized holding (losses) gains on investments	(904)	(16,430)	14,339
Reclassification adjustment for losses included in net income	3,910	790	3,227

Net unrealized holding gains (losses) on securities	3,006	(15,640)	22,066

Reclassification adjustments for items included in net income Adjustment for deferred policy acquisition costs	—	—	(984)

Other comprehensive income (loss), before related income tax (benefit) expense	3,006	(15,640)	21,082
Related income tax expense (benefit)	2,273	(5,474)	2,856

Other comprehensive income (loss), net of tax	733	(10,166)	18,226

Comprehensive income (loss)	$6,922	$11,350	$(127,108)

The accompanying notes are an integral part of the financial statements.

4

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER’S EQUITY

Years Ended December 31, 2006, 2005 and 2004

(in thousands of dollars)

	Capital Stock	Additional Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Stockholder’s Equity
Balances at January 1, 2004, as previously reported	$2,500	$841,633	$(12,283)	$(193,556)	$638,294
Restatement (Note 3)	—	—	—	(9,040)	(9,040)

Balances at January 1, 2004, as restated	2,500	841,633	(12,283)	(202,596)	629,254
Net loss	—	—	—	(145,334)	(145,334)
Other comprehensive income	—	—	18,226	—	18,226

Balances at December 31, 2004	2,500	841,633	5,943	(347,930)	502,146
Net income	—	—	—	21,516	21,516
Other comprehensive loss	—	—	(10,166)	—	(10,166)

Balances at December 31, 2005	2,500	841,633	(4,223)	(326,414)	513,496
Net income	—	—	—	6,189	6,189
Additional paid-in capital	—	247,000	—	—	247,000
Other comprehensive income	—	—	733	—	733

Balances at December 31, 2006	$2,500	$1,088,633	$(3,490)	$(320,225)	$767,418

The accompanying notes are an integral part of the financial statements.

5

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2006, 2005 and 2004

(in thousands of dollars)

	2006	2005	2004
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$6,189	$21,516	$(145,334)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Cumulative effect accounting change	—	—	157,923
Net realized investment gains	(1,980)	(7,572)	(835)
Interest credited and other charges	62,956	68,460	81,101
Amortization of deferred policy acquisition costs and value of business acquired	12,418	7,453	11,982
Amortization of net discount/premium on investments	6,189	8,099	16,477
Depreciation and other amortization	438	424	89
Deferred income tax expense	294,058	13,256	38,586
Cash provided by (used in) changes in operating assets and liabilities
Federal income taxes (payable) receivable	(25,956)	13,452	24,426
Life insurance policy liabilities	(12,303)	84,388	26,289
Other policyholder funds	(26,961)	(23,337)	(25,640)
Change in policy liabilities due to reinsurance	(917,960)	36,521	21,737
Other, net	(139,646)	(84,680)	(156,481)

Net cash (used in) provided by operating activities	(742,558)	137,980	50,320

CASH FLOWS FROM INVESTING ACTIVITIES
Cash from investments sold or matured
Fixed maturity and equity securities available-for-sale	656,544	97,549	290,774
Mortgage loans and other invested assets	—	—	62,364
Cost of investments purchased or loans originated:
Fixed maturity and equity securities available-for-sale	(236,957)	(156,339)	(294,833)
Distribution of partnership and joint venture interests	171	224	165
Capitalization of software	—	(735)	—
Net change in receivable and payable for securities transactions	(3,812)	4,096	(599)
Net change in policy loans	962	(3,213)	(18,540)
Net change in other assets	—	(145)	(105)

Net cash provided by (used in) investing activities	416,908	(58,563)	39,226

The accompanying notes are an integral part of the financial statements.

6

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2006, 2005 and 2004

(in thousands of dollars)

	2006	2005	2004
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances
Deposits	7,387	346,021	44,295
Withdrawals	(23,252)	(345,607)	(166,850)
Capital contribution	247,000	—	—
Cash overdrafts	(5,681)	1,225	7,119

Net cash provided by (used in) financing activities	225,454	1,639	(115,436)

Net (decrease) increase in cash	(100,196)	81,056	(25,890)

CASH AND CASH EQUIVALENTS
Beginning of year	117,678	36,622	62,512

End of year	$17,482	$117,678	$36,622

Supplemental disclosures of cash flow information
Cash paid (refunded) during the year
Income taxes	$(256,108)	$(29,357)	$(65,067)
Interest	11,090	—	(671)
Supplemental disclosures of noncash operating activities
Income tax reclass from deferred to current	$—	$12,635	$26,590

The accompanying notes are an integral part of the financial statements.

7

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

1. The Company and Nature of Operations

Organization and Description of Business

Kemper Investors Life Insurance Company (“KILICO” or the “Company”) is a stock life insurance company founded in 1947. The Company was incorporated under the insurance laws of the State of Illinois and licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly-owned subsidiary of Kemper Corporation (“Kemper”), a non-operating holding company. Kemper is an indirect wholly-owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly-owned subsidiary of Zurich Group Holding (“ZGH” or “Zurich”), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (“ZFS” or the “Parent’).

Purchase Agreement

On May 29, 2003, Kemper entered into a stock and asset purchase agreement (the “Purchase Agreement”) with Bank One Insurance Holdings, Inc. (“BOIH” or “Bank One”), where Kemper agreed to sell the capital stock of Federal Kemper Life Assurance Company (“FKLA”), Zurich Life Insurance Company of America (“ZLICA”), Zurich Direct, Inc., and KILICO’s Subsidiaries to BOIH. KILICO’s Subsidiaries included Investors Brokerage Services, Inc., Investors Brokerage Services Insurance Agency, Inc, Zurich Life Insurance Company of New York, PMG Life Agency, Inc, PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management. BOIH also agreed to acquire indirect control of Fidelity Life Association (“FLA”) via its acquisition of FKLA, which pursuant to a management agreement, directs the day-to-day operations of FLA.

Prior to the Purchase Agreement, the Company, FKLA, ZLICA, and FLA operated under the trade name “Zurich Life” and were all, except for FLA, wholly-owned subsidiaries of Kemper.

On September 3, 2003 (the “Closing Date” or the “Closing”), pursuant to the Purchase Agreement, the Company entered into a coinsurance agreement with FKLA. The coinsurance agreement consisted of the following:

•

The Company ceded 100% of its general account liabilities, with the exception of the DESTINATIONS product. The general account liabilities included all of the Company’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (collectively referred to as the “Reinsured Policies”). The Reinsured Policies also included certain policies written for a period of twelve months subsequent to the Closing.

•

The Company ceded on a modified coinsurance basis its separate account liabilities that related to the Reinsured Policies. As of December 31, 2006 and 2005, the Company’s separate account reserves subject to the coinsurance agreement with FKLA were approximately $2,037,091,000 and $1,876,168,000, respectively.

•

The Reinsured Policies and bank owned life insurance (“BOLI”) policies of the Company would be administered by FKLA on a long-term basis subject to the oversight of the Company. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information and certain aspects of legal compliance.

•

Pursuant to the coinsurance agreement with FKLA, FKLA established a trust account (the “Security Trust Account”) for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account until the Company’s general account statutory reserves are $400,000,000 or less. As of December 31, 2006 and 2005, the Company’s general account statutory reserves subject to the coinsurance agreement with FKLA were approximately $2,769,410,000 and $3,007,431,000, respectively. The balance in the Security Trust Account was approximately $3,034,704,000 and $3,130,630,000 as of December 31, 2006 and 2005, respectively.

8

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

•

On July 1, 2004, Bank One merged with and into JPMorgan Chase & Company, with JPMorgan Chase being the surviving entity. On November 1, 2004, FKLA changed its name to Chase Life Insurance and Annuity Company (“FKLA/CILAAC”). Protective Life Insurance Company purchased CILAAC on July 3, 2006. Effective April 1, 2007, CILAAC merged with and into Protective Life Insurance.

Deregistration

As of April 1, 2005, the Company amended certain of its variably annuity contracts or certificates offered via its separate accounts by putting a floor on the market value adjustment feature (“MVA”) and increasing the guaranteed crediting interest rate for these contracts to 3% (collectively referred to as the “MVA Endorsement”). As a result of the issuance of the MVA Endorsement, the Company was no longer required to be registered under the Securities and Exchange Act of 1933. KILICO also no longer has a duty to perform periodic filings under Section 15(d) of the Securities Exchange Act of 1934. However, the Company, as a sponsor of separate accounts, is still required to perform periodic filings under the Securities and Exchange Act of 1940.

The MVA Endorsement also required the Company to amend its existing coinsurance agreement with FKLA/CILAAC. The MVA contracts previously ceded to FKLA/CILAAC were repriced as a result of this amendment.

Nature of Operations

Prior to the Closing, the Company marketed individual and group fixed rate and variable annuity contracts, as well as, individual and group term life and group variable life insurance products through various distribution channels. The Company also offered investment-oriented products, guaranteed returns or a combination of both to help policyholders meet multiple insurance and financial objectives. The Company’s distribution channel included financial institutions, securities brokerage firms, insurance agents and financial planners.

As of the Closing, the Company’s direct retained business consisted primarily of DESTINATIONS. The Company also ceased issuing new business with the exception of renewal business and certain policies to be written and reinsured pursuant to the coinsurance agreement with FKLA/CILAAC. The Company has agreed that for a period of three years following the Closing Date that it would not, except under limited circumstances, issue any new BOLI policies. Nearly all of the Company’s BOLI policies are reinsured to Zurich Insurance Company, Bermuda Branch (“ZIBB”). The account values of these ceded BOLI policies were approximately $9,843,690,000 and $10,216,071,000 as of December 31, 2006 and 2005, respectively, and are included in Separate account assets and liabilities on the balance sheet.

Investors Brokerage Services, Inc. and BFP Securities, LLC are the principal underwriters of the Company’s registered variably annuity and variable life products. BFP Securities, LLC is also the primary wholesaling distributor of the Company’s BOLI products.

DESTINATIONS Product

DESTINATIONS is a registered individual and group variable, fixed and market value adjusted deferred annuity product. DESTINATIONS currently offers 32 variable subaccount investment options with various investment managers, ten guaranty periods, a fixed account option, dollar cost averaging, a guaranteed minimum death benefit (“GMDB”) option and a guaranteed retirement income benefit (“GRIB”) option.

The GMDB and GRIB options subject the Company to additional equity risk as the beneficiary or contractholder may receive a benefit for an amount greater than the fund balance. The GMDB and GRIB benefit is the greatest of the: i) the contract value (account value); ii) the greatest anniversary value before the exercise (annuitization date or date of death), reset up to age 80; or iii) purchase payments minus previous withdrawals, accumulated at 5% per annum to age 80.

9

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

The GRIB option allows the policyholder to convert a guaranteed remaining balance. For contracts with the GRIB, the guarantee applies to the funds available to purchase an annuity after seven or more years, depending upon issue age. As the amount of the excess of the GRIB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than the net amount at risk (as disclosed in Note 12).

On November 17, 2006, the Company entered into a coinsurance agreement with Zurich Insurance Company (“ZIC”) to reinsure the net amounts at risk for GMDB and GRIB options for policies issued from May 1, 2000 through February 28, 2003. See Note 4 for a more detailed discussion of this agreement.

2. Summary of Significant Accounting Policies

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all cash in the bank and investments purchased with an original maturity of three months or less to be cash equivalents.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid, or deemed to have been paid, are recorded on the Company’s balance sheet as reinsurance recoverables and ceded future policy benefits. Written premiums, earned premiums, separate account fees and charges, interest credited to policyholders and claims incurred and other policyholder benefits all reflect the net effects of ceded reinsurance transactions. Reinsurance accounting is followed for assumed and ceded reinsurance agreements when the risk transfer provisions of Statement of Financial Accounting Standard (“SFAS”) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, have been met.

Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

For investment and universal life contracts, the amounts collected from policyholders are considered deposits and are not included in revenue.

Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges, and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances, interest credited to contracts, policy maintenance costs, and amortization of deferred policy acquisition costs.

Deposit Asset and Liability—Coinsurance Business

The liabilities and assets of the investment contracts included in the Reinsured Policies are reported in these line items. These contracts are not considered to transfer insurance risk under GAAP and are accordingly

10

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

accounted for on a deposit method of accounting. The accrued account balance for investment contracts is computed as deposits net of withdrawals made by the contractholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. In addition, policy charges such as expense and surrender charges, expense loads for premium taxes and expenses consisting of interest credited on these ceded investment contracts are included net in other income in the statements of operations.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits (“EGPs”) on the related contracts and policies. The deferred policy acquisition costs (“DAC”) for annuities and separate account business are amortized over the estimated contract life in relation to the present value of EGPs, arising principally from projected investment margins, mortality and expense margins and surrender charges.

Actual gross profits can vary from management’s estimates, resulting in increases or decreases in the rate of amortization. The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company revised its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread, estimated mortality, and estimated annuitization option costs. The separate account fund performance assumption is critical to the development of the EGPs related to the Company’s variable annuity business.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, the assumptions and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company monitors the recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs.

Future Policy Benefits

Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability in excess of account values has also been established for GMDB and GRIB benefits in excess of account values.

Current interest rates credited during the contract accumulation period range from 2.00% to 7.00%. Future minimum guaranteed interest rates vary from 2.0% to 4.5%. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5% to 12.0%.

Liabilities for traditional life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields vary by policy duration and range from 4.2% to 4.6% over 20 years.

Unpaid claims and claim adjustment expenses includes estimates of claims that the Company believes have been incurred, but have not yet been reported (“IBNR”) and that are not included in liabilities for future benefits. These IBNR estimates, which are based on the Company’s historical experience, are adjusted to reflect actual claims experience as necessary. When actual experience differs from the previous estimate, the resulting difference will be included in the Company’s reported results for the period of the change in estimate in the claims incurred and other policyholder benefits line item in the Company’s statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

11

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

Guaranty Fund Assessments

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2006 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

In the current year, the Company also recorded an estimate for amounts recoverable for guaranty fund assessments ceded as a result of the Purchase Agreement. This change in estimate resulted in a decrease to taxes, licenses and fees and an increase in net income in the current year statement of income of approximately $1,396,000.

Investments

The Company has classified all investments in fixed maturities and equity securities as available-for-sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder’s equity. All security transactions are recorded on a trade date basis, except for private placement securities which are recorded on their funding date.

Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method, which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be in default and therefore impaired on an other-than-temporary basis.

Changes in interest rates can have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available for sale fixed maturity securities, with an offsetting effect on stockholder’s equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable.

If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as a realized investment loss. Fair value is based on market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company’s portfolio managers. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

The Company regularly reviews its investment portfolio to determine whether declines in the value of investments are other than temporary as defined by the Financial Accounting Standards Board (“FASB”) in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities. The Company’s review for declines in value includes analyzing historical and forecasted financial information as well as reviewing the market performance of similar types of investments.

The fair values of investments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the

12

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

estimates of fair value. Accordingly, these estimates may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Policy loans are carried at their unpaid balance. When a loan balance is present on a policy, annual interest is charged on the policy anniversary. If a payment is not made, the interest amount is added to the loan balance. Interest may be charged in advance or arrears depending on the plan and interest rates also vary by plan. An overloan situation may occur if the value of the policy is less than the amount of the loan. Overloans usually occur when a premium is not paid and the automatic premium loan provision is applied or when the annual loan interest is charged and not paid and the maximum available cash value has been used. In the case of an overloan situation, the policy owner is notified of the requirements to continue coverage prior to policy termination. Policies that terminate because of an overloan may be considered for reinstatement. Normal reinstatement guidelines are followed and the amount of money requested for reinstatement includes the loan interest.

Partnership and joint venture interests primarily consist of limited partnership and low income housing tax credit property investments. Partnership and joint venture interests where the Company does not have control or majority interest are accounted for under the equity method. The Company’s interests in low income tax credit property investments are accounted for using the cost method. Under the cost method, the investment is amortized based on the proportion of tax credits received in the current year to the total estimated tax credits.

Accounting for Derivatives

SFAS No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments (“DIG B36”) addresses specific circumstances under which bifurcation of an instrument into a host contract and an embedded derivative is required. DIG B36 requires the bifurcation of a derivative from the receivable or payable related to a modified coinsurance agreement, where the yield on the receivable and payable is based on a return of a specified block of assets rather than the creditworthiness of the ceding company. The Company has determined that certain of its modified coinsurance agreements contain an embedded derivative. This embedded derivative is accounted for on a fair value basis and is reported together with the host contract in the modified coinsurance deposit receivable line item on the balance sheet. The change in the fair value of the derivative is reported as a component of modified coinsurance income-related party in the statements of operations.

Separate Account Business

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contractholder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contractholder. Non-guaranteed separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the contractholder. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the claims incurred and other policyholder benefit line item in the statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account for the years ended December 31, 2006, 2005 and 2004.

Federal Income Taxes

The Company files a consolidated federal income tax return with ZHCA and its subsidiaries. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

13

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe or receive. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differs from its estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within 30 days after: the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company’s apportioned tax liability in accordance with the tax sharing agreement.

Business Risks

The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to what, if any, future legislation might be enacted, or if enacted, whether such legislation would include provisions with possible negative effects on the Company’s life and annuity products.

New Accounting Pronouncements

In July 2003, the Accounting Standards Executive Committee (“AcSEC”) issued Statement of Position (“SOP”) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 addresses financial accounting and reporting of certain product features insufficiently addressed by SFAS No. 97, Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales. SOP 03-1 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. The SOP may not be applied retroactively to prior year’s financial statements, and initial application should be as of the beginning of an entity’s fiscal year.

The Company adopted SOP 03-1 effective January 1, 2004. The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP required the Company to:

•

Recognize expenses for a variety of contracts and contract features, including GMDB and GRIB, certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

•	Report and measure assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

•	Report and measure the Company’s interest in its separate accounts as general account assets based on our proportionate beneficial interest in the separate account’s underlying assets.

On January 1, 2004, the Company recorded an approximately $157,900,000 adjustment to earnings. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes. At January 1, 2004, the date of initial application, the cumulative effect of the adoption of the SOP was comprised of the following individual impacts:

14

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

Cumulative Effect of Adoption

	Net Loss	Other Comprehensive Net Loss
	(in thousands of dollars)
Establishing GMDB and GRIB reserves for annuity contracts	$(6,431)
Amortization of deferred policy acquisition costs (DAC)	(236,527)

Total cumulative effect of adoption before tax	(242,958)
Related income tax benefit	(85,035)

Total cumulative effect of adoption, net of tax	$(157,923)	$(157,923)

Unrealized gains of certain separate account assets reclassified to general accounts, net of tax		1,246

Total other comprehensive net loss		$(156,677)

On January 1, 2004, market value reserves of approximately $64,100,000 included in separate account liabilities were revalued at their current account value and reclassified to the general account. The related separate account assets were also reclassified to the general account. Fixed maturity securities reclassified to the general account are considered available-for-sale securities, and will continue to be recorded at fair value. Subsequent changes in fair value are recorded in other comprehensive income rather than net income. Net investment income was also increased by the amount earned on these investments reclassified to the general account.

In November 2005, the FASB issued FASB Staff Position (“FSP”) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments. FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. The adoption of FSP 115-1 and FAS 124-1 did not have a material impact on the Company’s financial statements.

In September 2005, AcSEC issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The adoption of SOP 05-1 is not expected to have a material impact on the Company’s financial statements.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections. SFAS No. 154 replaces Accounting Principles Board Opinion No. 20, Accounting Changes and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. It also changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS No. 154 did not have a material impact on the Company’s financial statements.

In December 2005, the FASB issued FSP Accounting and Audit Guide INV-1 and SOP 94-4-1, Reporting of Fully Benefit-Responsive Investment Contracts Held by Certain Investment Companies Subject to the AICPA Investment Company Guide and Defined-Contribution Health and Welfare and Pension Plans. FSP AAG INV-1 and SOP 94-4-1 describes the limited circumstances in which the net assets of an investment

15

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

company shall reflect the contract value of certain investments that it holds and provides a definition of a fully benefit-responsive investment contract. FSP AAG INV-1 and SOP 94-4-1 also provides guidance with respect to the financial statement presentation and disclosure of fully benefit-responsive investment contracts. The financial statement presentation and disclosure guidance is effective for financial statements for annual periods ending after December 15, 2006. The adoption of FSP AAG INV-1 and SOP 94-4-1 did not have a material impact on the Company’s financial statements.

In June 2006, the FASB issued Interpretation (“FIN”) No. 48 Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109. FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in the financial statements by standardizing the level of confidence needed to recognize uncertain tax benefits and the process of measuring the amount of benefit to recognize. FIN No. 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. The Company will adopt FIN No. 48 as of January 1, 2007, as required. The cumulative effect of adopting FIN No. 48 will be recorded in retained earnings. The Company is currently evaluating the impact of adoption of FIN No. 48 on its financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair market value, specifying that fair market value is a market-based measurement that is not entity specific. The standard establishes a hierarchy for use in determining fair market value that places the greatest emphasis on observable factors available from external parties and allows the use of unobservable inputs in determining value in cases where market values are not readily available. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the impact of adoption of SFAS No. 157 on its financial statements.

3. Restatement

Subsequent to the issuance of the Company’s 2004 financial statements, management discovered an error in the calculation of its deferred tax assets and liabilities. The error resulted in a reduction of the Company’s net deferred tax asset of approximately $9,040,000 as of January 1, 2004. The error related to the calculation of certain deferred tax assets and liabilities primarily consisting of items relating to the coinsurance agreement entered into pursuant to the Purchase Agreement with BOIH as described in Note 1. Accordingly, the Company has restated its balance sheet as of December 31, 2004 and related statement of stockholder’s equity as of January 1, 2004 as follows:

	December 31, 2004
	As Previously Reported	Adjustment	As Restated
	(in thousands of dollars)
Balance Sheet
Assets
Deferred income taxes	$105,786	$(9,040)	$96,746
Stockholder’s equity
Accumulated deficit	(338,890)	(9,040)	(347,930)
Total stockholder’s equity	511,186	(9,040)	502,146

	January 1, 2004
	As Previously Reported	Adjustment	As Restated
Statements of Stockholder’s Equity
Retained deficit	$(193,556)	$(9,040)	$(202,596)
Total stockholder’s equity	638,294	(9,040)	629,254

16

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

The error correction had no impact on the Company’s previously reported cash flows or results from operations for the year ended December 31, 2004.

4. DESTINATIONS Reinsurance Transaction with Affiliate

On November 17, 2006, the Company entered into a coinsurance agreement (the “Agreement”) with ZIC. The Company ceded 100% of the net amount at risk for GMDB and GRIB related to the Company’s DESTINATIONS contracts issued from May 1, 2000 through February 28, 2003.

The Company’s most significant policy risks prior to the Agreement were the GMDB and GRIB risks. The net amount at risk for the GMDB is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For GRIB, the net amount at risk is defined as the current guaranteed annuitization benefit in excess of the current account balance at the balance sheet date. As a result of the Agreement, the Company ceded approximately $370,155,000 of GMDB net amount at risk and approximately $352,998,000 of GRIB net amount at risk at December 31, 2006.

Account values, benefit amounts, net amounts at risk and amounts ceded to reinsurers for contracts with GMDB and GRIB are shown below:

Minimum Guarantees—Direct, Reinsured and Net

	2006	2005
Contracts with GMDB
GMDB benefit	$5,002,776	$4,928,057
Account value	4,402,690	4,205,422
Net amount at risk	600,086	722,635
NAR reinsurance ceded—Transamerica Re	(229,931)	(279,586)
NAR reinsurance ceded—ZIC	(370,155)	—

Net retained	$—	$443,049

Contracts with GRIB
GRIB benefit	$4,746,748	$4,653,282
Account value	4,191,897	3,984,423
Net amount at risk	554,851	668,859
NAR reinsurance ceded—Transamerica Re	(161,483)	(245,127)
NAR reinsurance ceded—ZIC	(352,998)	—

Net retained	$40,370	$423,732

The ceding premium paid to ZIC was $1,008,700,000. In addition, the Agreement called for the Company to pay interest of 5.25% on the initial ceding premium from September 1, 2006 until the effective date of the Agreement. The interest paid in accordance with the Agreement was approximately $11,090,000.

To fund the initial ceding premium to ZIC, the Company received additional capital of $247,000,000 from Kemper Corporation, its parent company. Additionally, the Company was immediately reimbursed by ZHCA, an indirect parent company of the Company, for the federal income tax recoverable of $241,000,000 created by the reinsurance transaction. The remainder of the premium was funded through the sale of some of the Company’s invested assets.

At the inception of the Agreement, the Company recognized a ceded premium deposit of approximately $893,959,000 and a reinsurance recoverable asset of approximately $114,741,000. After ceding $2,500,000 in reserves for claims incurred but not reported and amortization of the ceded premium deposit of approximately $155,000, the balance of the ceded premium deposit was approximately $891,304,000 at December 31, 2006.

17

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

The balance of the reinsurance recoverable asset was approximately $119,100,000 at December 31, 2006. The ceded premium deposit and reinsurance recoverable are included in the Reinsurance recoverable line item on the balance sheet.

Upon execution of the Agreement, the contingent capital facility agreement between the Company and ZIC, entered into on January 1, 2006, was terminated. The Company incurred approximately $528,000 in fees for the contingent capital facility for the year ended December 31, 2006.

Pursuant to the Agreement, ZIC established a security trust account for the exclusive benefit of the Company. The trust account is funded with assets with a market value equal to at least 102% of the statutory reserve credit assumed by ZIC. At December 31, 2006, 102% of the statutory reserve credit assumed by ZIC was approximately $343,333,000. The balance in the trust account at December 31, 2006 was approximately $358,521,000.

5. Investments

Investment Income

The components of investment income, by type of investment, for the years ended December 31, 2006, 2005 and 2004 are as follows:

	2006	2005	2004
	(in thousands of dollars)
Bonds	$30,892	$30,409	$25,770
Redeemable preferred stocks	122	178	201
Mortgage loans on real estate	—	—	1,818
Short-term investments	3,508	1,259	918
Policy loans	1,169	1,065	894
Partnership and joint venture interests	(475)	(199)	(525)
Other	99	74	1,045

Gross investment income	35,315	32,786	30,121
Less: Investment expenses	941	1,459	3,348

Net investment income	$34,374	$31,327	$26,773

In 2006, 2005 and 2004, the Company’s investment expenses included fees of approximately $323,000, $277,000 and $451,000, respectively, to Deutsche Asset Management.

In 2006, 2005 and 2004, the Company’s investment expenses included fees of approximately $174,000, $134,000 and $153,000, respectively, to Zurich Investment Services.

In April 2006, Zurich Global Investment Advisors was divided into two separate entities, Zurich Alternative Asset Management and Zurich Global Investment Management. For the years ended December 31, 2006, 2005 and 2004, the Company’s investment expenses included fees of approximately $306,000, $431,000 and $581,000, respectively, to Zurich Global Investment Management and Zurich Global Investment Advisors.

For the years ended December 31, 2006, 2005 and 2004, the Company’s investment expenses included fees of approximately $69,000, $69,000 and $164,000, respectively, to Zurich Kemper Stevens.

18

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

Realized Gains and Losses

Realized investment gains (losses) on sales of investments during the years ended December 31, 2006, 2005 and 2004 are as follows:

	2006	2005	2004
	(in thousands of dollars)
Bonds	$(5,531)	$(790)	$4,202
Redeemable preferred stocks	72	—	(31)
Common stocks	1,549	—	—
Partnership and joint venture interests	6,044	8,400	4,404

	$2,134	$7,610	$8,575

The Company recognized approximately $6,044,000, $8,400,000 and $2,404,000 in realized gains from prior litigation settlements related to a joint venture investment previously written off for the years ended December 31, 2006, 2005 and 2004, respectively.

In August 2004, the Company recognized approximately $2,000,000 in realized gains from the release of contingency reserves attributed to the termination of the guaranty (Note 9).

Impairment Losses

Impairment losses for the years ended December 31, 2006, 2005 and 2004 are as follows:

	2006	2005	2004
	(in thousands of dollars)
Bonds	$(22)	$(38)	$(6,211)
Redeemable preferred stocks	(132)	—	(1,529)

	$(154)	$(38)	$(7,740)

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2006 and 2005 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands of dollars)
2006
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$24,964	$—	$(801)	$24,163
Debt securities issued by foreign governments	411	—	(7)	404
Corporate securities	158,373	591	(2,097)	156,867
Mortgage-backed securities	118,329	449	(1,625)	117,153

	$302,077	$1,040	$(4,530)	$298,587

19

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands of dollars)
2005
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$33,938	$220	$(999)	$33,159
Obligations of states and political subdivisions	17,089	191	(27)	17,253
Debt securities issued by foreign governments	1,111	—	(6)	1,105
Corporate securities	385,046	5,206	(6,215)	384,037
Mortgage-backed securities	289,937	333	(5,769)	284,501

	727,121	5,950	(13,016)	720,055
Redeemable preferred stock	2,458	99	—	2,557

	$729,579	$6,049	$(13,016)	$722,612

Unrealized Gains and Losses on Equity Securities

The Company did not hold any common stocks or nonredeemable preferred stocks as of December 31, 2006. Gross unrealized gains (losses) pertaining to common stocks and nonredeemable preferred stocks, stated at fair value as of December 31, 2005 are as follows:

	Gains	Losses	Net
	(in thousands of dollars)
2005
Equity securities available-for-sale
Common stocks
Industrial, miscellaneous and all other	$471	$—	$471

Less: Deferred federal income taxes			165

			$306

Unrealized Losses on Fixed Maturities and Equity Securities

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a monthly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. Due to the issuers’ continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, and management’s intent and ability to hold these securities for a period of time sufficient to allow for a recovery of fair value, the Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

20

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

Fair value and gross unrealized losses of fixed maturities and equity securities as of December 31, 2006 and 2005 are as follows:

	Unrealized Losses Less Than 12 Months		Unrealized Losses 12 Months or More
	Fair Value	Unrealized Losses	Fair Value	Losses Unrealized
	(in thousands of dollars)
2006
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$344	$(1)	$23,819	$(800)
Debt securities issued by foreign government	—	—	404	(7)
Corporate securities	26,177	(197)	88,243	(1,900)
Mortgage-backed securities	12,739	(118)	66,241	(1,507)

Total fixed maturities	$39,260	$(316)	$178,707	$(4,214)

2005
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$4,036	$(55)	$22,847	$(944)
Obligations of states and political subdivisions	1,149	(16)	669	(11)
Debt securities issued by foreign government	1,105	(6)	—	—
Corporate securities	167,740	(3,098)	134,309	(3,117)
Mortgage-backed securities	123,765	(1,731)	136,669	(4,038)

Total fixed maturities	$297,795	$(4,906)	$294,494	$(8,110)

There were no equity securities held as of December 31, 2006.

As of December 31, 2006, fixed maturities represented 100% of the Company’s total unrealized loss amount, which was comprised of 224 securities. The Company held no securities that were in an unrealized loss position in excess of approximately $715,000. As of December 31, 2006, there was no fixed maturity with a fair value less than 80% of the security’s amortized cost for 12 continuous months.

Fixed maturities in an unrealized loss position for less than 12 months were comprised of 40 securities, all of which, or approximately $316,000, were comprised of securities with fair value to amortized cost ratios at or greater than 97%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities with an unrealized loss of approximately $4,214,000 for 12 months or more as of December 31, 2006, were comprised of 184 securities. The majority of the unrealized loss amount, approximately $3,407,000, relates to mortgage-backed and corporate securities. The decline in market value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. If a fixed maturity security is deemed other-than-temporarily impaired, then the security’s book value is written down to current market value with the Company recognizing an impairment loss in its current year statement of income. The remaining unrealized loss balance of approximately $807,000 is comprised of seven securities, mainly treasury notes. All of the seven securities were depressed to only a minor extent, with fair value to amortized cost ratios at or greater than 96%.

21

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company’s investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

Maturities of Fixed Maturities

The amortized cost and estimated fair value of available-for-sale fixed maturity securities by contractual maturity at December 31, 2006 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

	Amortized Cost	Estimated Fair Value
	(in thousands of dollars)
Fixed maturities available-for-sale
Due in 1 year or less	$17,674	$17,528
Due after 1 year through 5 years	73,894	72,914
Due after 5 years through 10 years	91,429	90,283
Due after 10 years	751	709

	183,748	181,434
Mortgage-backed securities	118,329	117,153

	$302,077	$298,587

Proceeds from sales and maturities of available-for-sale bonds and stocks and gross realized gains (losses) on such sales and impairments during the years ended December 31, 2006, 2005 and 2004 are as follows:

	Proceeds	Gross Gains	Gross Losses
	(in thousands of dollars)
2006	$656,544	$7,158	$(11,090)
2005	97,550	367	(1,195)
2004	283,175	5,607	(9,176)

6. Disclosure About Fair Value of Financial Instruments

SFAS No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

22

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

Cash and Cash Equivalents

The carrying amounts of these items are reasonable estimates of their fair value.

Fixed Maturities, Redeemable and Nonredeemable Preferred Stock, and Common Stock

Fair values were determined by using market quotations or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company’s portfolio managers.

Policy Loans

The carrying amounts of these items are a reasonable estimate of their fair market values because interest rates are generally based on current market rates.

Partnership and Joint Venture Interests

The fair value of these investments is based on the Company’s equity ownership of the underlying partnership or joint venture interest. The carrying amounts reported for these items are reasonable estimates of their fair value.

Separate Accounts

The fair value of assets held in separate accounts is based upon unit prices of the underlying funds. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

The estimated fair values and carrying values of the Company’s financial instruments as of December 31, 2006 and 2005 are as follows:

	2006		2005
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(in thousands of dollars)
Assets
Cash and cash equivalents	$17,482	$17,482	$117,678	$117,678
Fixed maturities available-for-sale	298,587	298,587	720,055	720,055
Redeemable preferred stock available-for-sale	—	—	2,557	2,557
Common stock available-for-sale	—	—	2,143	2,143
Policy loans	20,791	20,791	21,753	21,753
Partnership and joint venture interests	863	863	1,568	1,568
Separate account assets	16,150,324	16,150,324	16,297,661	16,297,661
Liabilities
Other policyholder benefits and funds payable	74,153	74,153	101,115	101,115
Separate account liabilities	16,150,324	16,150,324	16,297,661	16,297,661

7. Security Lending Arrangement

The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with collateral equal to at least 102% of the market value of the loaned securities.

23

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in cash or governmental securities. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $14,000, $34,000 and $46,000 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company’s securities on loan as of December 31, 2006 and 2005 primarily consisted of U.S. Treasury fixed income and corporate securities and had an estimated fair value of approximately $20,869,000 and $47,564,000, respectively. The cash collateral as of December 31, 2006 and 2005 had an estimated fair value of approximately $20,760,000 and $48,683,000, respectively. The noncash collateral as of December 31, 2006 and 2005 had an estimated fair value of $560,000 and $0, respectively. In accordance with SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, the noncash collateral is not recognized as a financial asset on the balance sheet.

8. Federal Income Taxes

The Company files a consolidated federal income tax return with ZHCA and its subsidiaries.

A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Inter-company tax balances are settled within 30 days after: the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company’s apportioned tax liability in accordance with the tax sharing agreement. The Company’s current income tax receivable from ZHCA was approximately $35,100,000 and $9,144,000 as of December 31, 2006 and 2005, respectively.

The components of the provision for income taxes for the years ended December 31, 2006, 2005 and 2004 are as follows:

	2006	2005	2004
	(in thousands of dollars)
Current	$(281,673)	$(15,905)	$(39,052)
Deferred	294,058	13,256	38,586

Total income tax expense (benefit)	$12,385	$(2,649)	$(466)

A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35% in 2006, 2005 and 2004 to income before income taxes and the actual provision for the years ended December 31, 2006, 2005 and 2004 are as follows:

	2006	2005	2004
	(in thousands of dollars)
Computed expected tax expense	$6,501	$6,603	$4,243
Difference between expected and actual tax expense
State taxes	244	—	(107)
Dividend received deduction	(7,450)	(9,557)	(4,456)
Foreign tax credit	193	295	(189)
Valuation allowance on tax loss	12,635	—	—
Other, net	262	10	43

Total actual tax expense	$12,385	$(2,649)	$(466)

24

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

The temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2006 and 2005 relate to the following:

	2006	2005
	(in thousands of dollars)
Deferred policy acquisition costs (“DAC Tax”)	$58,665	$76,104
Unrealized losses on investments	1,222	2,274
Life policy reserve	35,570	—
Unearned revenue	25,954	35,390
Tax loss carryforward	12,635	12,635
Other investment-related	920	2,520
Other	5,452	5,740

Gross deferred tax assets	140,418	134,663
Valuation allowance	13,857	—

Net deferred tax assets	126,561	134,663

Deferred policy acquisition costs	1,380	5,727
Life policy reserve	—	17,900
Unearned premium	311,956	—
Depreciation and amortization	408	316
Other investment-related	121	239
Modified coinsurance	6,256	8,879
Other	1,173	3

Deferred tax liabilities	321,294	33,064

Net deferred tax (liabilities) assets	$(194,733)	$101,599

The net deferred tax assets relate primarily to life reserves, unearned revenue and DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract. The deferred tax liabilities relate primarily to the ceded premium deposit resulting from the Agreement with ZIC in 2006.

Tax balances, including any valuation allowance balance, are determined under a tax allocation agreement. As of December 31, 2006, approximately $13,857,000 of valuation allowance was allocated to the Company from ZHCA. There was no valuation allowance from ZHCA as of December 31, 2005. The realizability of the deferred income tax assets is dependent upon available evidence including, historical and projected operating results, estimated reversals of temporary differences, and available tax planning strategies. This assessment is made on a consolidated tax return group basis. Estimates as to the realizability of deferred income tax assets are subject to change.

As of December 31, 2006, the Company had approximately $36,100,000 of operating loss carryforwards, which will expire in 2018. The tax effect of this operating loss carryforward is included in the valuation allowance as of December 31, 2006.

9. Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

25

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

In 1994, the Company entered into a commitment to provide a financial guaranty in the form of an extended standby credit enhancement to a third party letter of credit supporting the purchase of bonds issued to finance the development of a certain retirement property in Texas. The guaranty had off-balance sheet credit risk because GAAP requires only the accruals for probable losses to be recognized until the guaranty expires. On September 30, 2004, the Company satisfied its obligation to provide a financial guaranty in the form of an extended standby credit enhancement by funding $25,100,000 to the issuer of the letter of credit. This standby credit enhancement had an original expiration date of March 22, 2004. On March 15, 2004, the agreement was extended to September 30, 2004 in exchange for a nominal fee. In October 2004, the third party fulfilled its obligation to the Company by relinquishing its rights to the collateral pool assets, valued at approximately $18,000,000, and paying the Company $7,100,000 in cash. In conjunction with the transaction, the United States Treasury bond valued at $28,400,000 previously deposited with the issuer of the letter of credit was released.

In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an investment property, including environmental claims over a period of 20 years and income tax liability claims over a period of 7 years. The maximum liability exposure under this guaranty would not exceed $4,000,000. The Company is fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction.

While the Company currently has not experienced any claims, including environmental claims or threatened environmental claims related to this transaction, it is reasonably possible that the results of ongoing or future environmental studies or other factors could alter this expectation and may require recording of a liability and cause the Company future cash outlays. The extent or amount of such events, if any, cannot be estimated at this time. Accordingly, management expects this to have no impact on the results of operations, financial position or liquidity for the years ended December 31, 2006, 2005 and 2004.

The Company entered into a contingent capital facility agreement (the “Agreement”) with ZIC effective January 1, 2006. Under the Agreement, the Company had the right to require ZIC to purchase 1 or more surplus notes in an aggregate principal amount not to exceed $300,000,000. This right was only exercisable by the Company upon the Company’s failure to maintain a risk-based capital (“RBC”) of total adjusted capital to company action level ratio (as defined in the RBC Model Act or in the rules and procedures prescribed by the National Association of Insurance Commissioners (the “NAIC”)) of at least 300%. Issuance and repayment of the surplus notes were subject to the approval of the Division of Insurance of the Illinois Department of Financial and Professional Regulation (“DOI”). The agreement was terminated November 17, 2006 upon the closure of the DESTINATIONS reinsurance transaction with ZIC (see Note 4 regarding ZIC reinsurance).

The Company entered into an operating sublease agreement for office space effective November 1, 2006. The expiration of the sublease is August 31, 2010. Base rent is $171,120 per year plus expenses and taxes in excess of expenses and taxes in the base year of the agreement.

As of December 31, 2006, the Company was obligated under noncancelable leases for office space as follows:

2007	$171,120
2008	171,120
2009	171,120
2010	114,080
Thereafter	—

$627,440

26

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

10. Regulatory Matters

The Company is required to file financial statements with DOI. These financial statements are prepared in accordance with accounting practices prescribed or permitted by the DOI. “Prescribed” statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. The State of Illinois requires insurance companies domiciled in the State of Illinois to prepare statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures.

Statutory stockholder’s equity was approximately $222,457,000 and $410,778,000 as of December 31, 2006 and 2005, respectively, and statutory net income (loss) was approximately $(422,997,000), $39,917,000 and $34,066,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

Statutory unassigned surplus (deficit) was approximately $(453,888,000) and $(18,567,000) as of December 31, 2006 and 2005, respectively.

In anticipation of the Zurich acquisition in 1996, the Company sold, primarily through a bulk sale, approximately $284,000,000 in real estate-related investments during 1995 as part of a strategic effort to reduce overall exposure to real estate. As a result of these sales, the Company incurred realized capital losses that were required to be transferred to the interest maintenance reserve (“IMR”). However, as a result of the transfer of these realized capital losses, the IMR became negative. In connection with the sale of the real estate-related investments and the acquisition of the Company’s parent, the DOI permitted the Company to reset the IMR to zero as of December 31, 1995. This treatment permits the Company to proceed as if it had been legally reorganized through a procedure known as “quasi-reorganization”.

This procedure allows the Company a “fresh start” by resetting the negative unassigned surplus to zero and reducing gross paid-in and contributed surplus by the same amount. Although this treatment does not change the Company’s total amount of reported capital and surplus as of December 31, 2006 and 2005, it did favorably impact the 2006 net loss, 2005 and 2004 net gain from operations and net income. If the Company had not been permitted to reset the IMR to zero as of December 31, 1995, the Company’s statutory net gain from operations would have decreased by approximately $1,767,000, $1,300,000 and $2,000,000 for the years ended December 31, 2006, 2005 and 2004, respectively. Capital and surplus for both years would have increased by like amounts through a credit to the change in nonadmitted assets and related items. If the Company had not been able to reset the negative unassigned surplus to zero, paid-in surplus and unassigned surplus (deficit) would have been approximately $729,254,000 and ($490,053,000), respectively, as of December 31, 2006, and approximately $482,254,000 and ($53,731,000), respectively, as of December 31, 2005.

The NAIC requires life insurance companies to calculate an RBC ratio. This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise’s regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company’s ratios exceed regulatory requirements at December 31, 2006 and 2005. These ratios are not a required part of the financial statements, and therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

27

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

Within the life insurance industry, both regulators and companies have been developing new statutory reserve and minimum capital standards that are much less formulaic than in the past. The new requirements require various types of stochastic projections for both statutory reserves and minimum capital requirements.

The first products impacted are deferred annuities, in particular deferred variable annuities with guaranteed minimum benefits, such as GMDB, and various living benefits, such as GRIB. In December 2005, the NAIC adopted the C3 Phase II Regulation (the “Regulation”). The Regulation requires higher minimum capital requirements for many deferred variable annuities with guaranteed minimum benefits. Statutory reserve requirements for deferred variable annuities will probably change in 2007 to align with the revised regulatory capital requirements.

As a result of the Regulation, the Company has put up additional capital in 2006. The Company believes it will be able to meet the projected minimum capital requirements as the Regulation is fully phased in over the next 3 years.

It is possible, however, that after regulators have examined the results for several years the Regulation could be revised in the future.

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the DOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) the statutory net gain from operations from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the DOI. Due to the fact that statutory net income for 2006 is negative and statutory unassigned surplus is also negative, the Company can not pay a regular dividend in 2007. Additionally, in connection with the Purchase Agreement, the Company is restricted from paying dividends or making any other distributions of capital or surplus for a period of 4 years from the Closing Date. No cash dividends were paid in 2006, 2005 or 2004. However, the Company did distribute an extraordinary dividend of its interest in notes receivable from an impaired investment during December 2006. The book value of the investment was zero at the time of the distribution and the distribution was approved by the DOI prior to distribution.

The Company is required to deposit securities with state regulatory authorities. The fair value of these deposited securities was approximately $3,454,000 and $3,439,000 as of December 31, 2006 and 2005, respectively.

11. Reinsurance

The Company has ceded business under yearly renewable term contracts and coinsurance contracts. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

Reinsurance ceded contracts do not relieve the Company from its obligation to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to the reinsurer under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk arising from similar characteristics of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

28

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

Amounts included in the statements of operations with respect to reinsurance ceded for the years ended December 31, 2006, 2005 and 2004 are as follows:

	Direct	Reinsurance Ceded	Net
	(in thousands of dollars)
2006
Premiums	$918	$(901)	$17
Separate account fees and charges	301,919	(237,203)	64,716
Interest credited to policyholders	135,090	(72,134)	62,956
Claims incurred and other policyholder benefits	266,090	(208,904)	57,186

2005
Premiums	$983	$(983)	$—
Separate account fees and charges	317,199	(247,606)	69,593
Interest credited to policyholders	141,412	(72,952)	68,460
Claims incurred and other policyholder benefits	228,076	(182,956)	45,120

2004
Premiums	$6,948	$(6,948)	$—
Separate account fees and charges	376,723	(309,967)	66,756
Interest credited to policyholders	224,673	(143,572)	81,101
Claims incurred and other policyholder benefits	281,565	(246,221)	35,344

FKLA/CILAAC. The reinsurance reserve credit, included in the Reinsurance recoverable line item on the balance sheet, from FKLA/CILAAC relating to these coinsurance transactions totaled approximately $1,830,247,000 and $1,712,302,000 at December 31, 2006 and 2005, respectively. In addition, the Company had liabilities on deposit for investment contracts at December 31, 2006 and 2005 that relate to the Coinsurance Agreement of $1,211,153,000 and $1,387,636,000, respectively.

Pursuant to the coinsurance agreement with FKLA/CILAAC, FKLA/CILAAC established a trust account (the “Security Trust Account”) for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves reinsured by FKLA/CILAAC, adjusted for policy loans and interest maintenance reserves on a quarterly basis. FKLA/CILAAC is required to maintain the Security Trust Account until the Company’s general account statutory reserves are $400,000,000 or less. As of December 31, 2006 and 2005, the Company’s general account statutory reserves subject to the coinsurance agreement with FKLA/CILAAC were approximately $2,769,410,000 and $3,007,431,000, respectively. The balance in the Security Trust Account was approximately $3,034,704,000 and $3,130,630,000 as of December 31, 2006 and 2005, respectively.

FLA. At December 31, 2006 and 2005, the reinsurance reserve credit from FLA, which is included in the Deposit asset-coinsurance business line item on the balance sheet, relating to these coinsurance transactions totaled approximately $174,469,000 and $184,131,000, respectively.

TRANSAMERICA RE. The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded. As of December 31, 2006 and 2005, the reinsurance recoverable related to reinsuring the net amount at risk on contracts with Transamerica Re amounted to approximately $56,698,000 and $73,889,000, respectively.

ZIC. On November 17, 2006, the Company entered into a reinsurance contract with ZIC to cede the net amount at risk for GMDB and GRIB on certain DESTINATIONS variable annuity contracts issued from May 1, 2000 and February 28, 2003. As of December 31, 2006, the reinsurance recoverable related to reinsuring the net amount at risk on contracts with ZIC amounted to approximately $119,100,000.

29

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

ZIBB. The Company cedes, on a yearly renewable term basis, nearly 100% of the net amount at risk (death benefit payable to the insured less the insured’s separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZIBB.

A trust account (the “ZIBB Reinsurance Trust” or the “Trust”) was established as security for the reinsurance agreements with ZIBB. At December 31, 2006 and December 31, 2005, reinsurance recoverables totaling approximately $193,640,000 and approximately $208,120,000, respectively, were secured by the Trust, which was supported by cash and invested assets with a fair value of approximately $204,266,000 and $214,096,000 at December 31, 2006 and 2005, respectively.

The following table contains amounts related to the BOLI reinsurance agreement with ZIBB for the years ended December 31:

	2006	2005	2004
	(in thousands of dollars)
Face amount in force	$60,887,532	$75,484,138	$83,135,852

Net amount at risk ceded	(51,757,956)	(65,825,275)	(72,142,927)

Separate account fees and charges	157,886	173,920	236,500

At December 31, 2006 and 2005, the Trust supports active life reserve credits of approximately $14,161,000 and $16,459,000, respectively, on the reinsurance ceded.

12. Minimum Guarantees

As described in Note 1, the Company’s DESTINATIONS product offers a GMDB and GRIB option. For the GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For the GRIB option, the net amount at risk is defined as the current guaranteed GRIB annuitization benefit, as determined in accordance with the terms of the contract, in excess of the current account balance at the balance sheet date.

Gross account values and net amounts at risk for contracts with GMDB and GRIB are as follows:

	2006	2005
	(in thousands of dollars)
Contracts with GMDB
Account value	$4,402,691	$4,205,422
Account value in separate accounts	$4,254,560	$4,036,775
Net amount at risk	$600,086	$722,635
Average attained age of contract holders	63	62
Contracts with GRIB
Account value	$4,191,897	$3,984,423
Account value in separate accounts	$4,050,858	$3,825,046
Net amount at risk	$554,851	$668,859
Average attained age of contract holders	63	62
Range of guaranteed minimum return rates	2.5% or 3.5%	2.5% or 3.5%

As described in Note 4, the Company ceded 100% of its net amount at risk for contracts with GMDB and approximately 93% of its net amount at risk for contracts with GRIB.

30

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

Additional liabilities and incurred benefits related to the GMDB and GRIB minimum guarantees were as follows:

	Guaranteed Minimum Death Benefit	Guaranteed Retirement Income Benefit	Totals
	(in thousands of dollars)
Balances at December 31, 2004	$11,315	$124,244	$135,559
Less reinsurance recoverable	(7,143)	(50,496)	(57,639)

Net balance at December 31, 2004	4,172	73,748	77,920

Incurred guarantee benefits	8,306	27,146	35,452
Paid guarantee benefits	(5,989)	—	(5,989)

Net change in guaranteed benefits	2,317	27,146	29,463

Net balance at December 31, 2005	6,489	100,894	107,383
Plus reinsurance recoverables	7,960	64,429	72,389

Balances at December 31, 2005	$14,449	$165,323	$179,772

Weighted-average attained age of annuitant	62	62

Balances at December 31, 2005	$14,449	$165,323	$179,772
Less reinsurance recoverable	(7,960)	(64,429)	(72,389)

Net balance at December 31, 2005	6,489	100,894	107,383

Incurred guarantee benefits	3,709	29,265	32,974
Paid guarantee benefits	(3,055)	(3,709)	(6,764)
Change due to new reinsurance treaty with ZIC	(6,758)	(109,842)	(116,600)

Net change in guaranteed benefits	(6,104)	(84,286)	(90,390)

Net balance at December 31, 2006	385	16,608	16,993
Plus reinsurance recoverables	15,003	156,675	171,678

Balances at December 31, 2006	$15,388	$173,283	$188,671

Weighted-average attained age of annuitant	63	63

The GMDB liability is determined each period by estimating the expected value of death benefits in excess of the projected account balance using the average of 1,000 stochastic scenarios. The Company regularly evaluates experience, and adjusts assumptions if experience indicates changes are necessary.

The GRIB liability is determined each period by estimating the expected value of the GRIB annuitization benefits in excess of the projected account balance at the date of annuitization over the average of 1,000 stochastic scenarios. The Company regularly evaluates experience, and adjusts assumptions if experience indicates changes are necessary. All policyholder lapse, mortality and expense assumptions used for calculating the GRIB liability as of December 31, 2006 and 2005, are consistent with those used for calculating the GMDB liability because the GRIB rider is simply a rider on policies that contain GMDB.

The following assumptions and methodology were used to determine the GMDB and GRIB liability as of December 31, 2006 and 2005, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Annual investment performance assumptions varied from 198.1% to -83.9%.

•	Volatility assumptions varied from 2.1% to 28.2%.

31

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

•	Anticipated rates of mortality are based on the A2000 Basic Table, modified by Company experience.

•	Lapse rates vary by contract type and duration and range from 0% to 15%.

•	Discount rate of 9%.

13. Retirement Plans, Deferred Compensation, Post-Employment Benefits and Compensated Absences and Other Postretirement Benefit Plans.

In 2004, the Company began participating in a qualified, noncontributory defined benefit pension plan sponsored by an affiliated entity, Farmers Group, Inc. (“FGI”). Substantially all employees who have reached age 21 and rendered one year of service to participate in the plan. The benefits are based on years of service and the employee’s compensation during the last five years of employment. FGI’s funding policy is to make sufficient contributions to the pension plan to fully provide for employee’s benefits at the time of retirement.

In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

The Company has no legal obligation for benefits under these plans. FGI charges the affiliate, Farmers New World Life Insurance Company (“FNWL”), an allocated share of such contributions based on characteristics of the population of plan participants. These charges are then included in the overhead and administrative charges paid by the Company to FNWL. Accordingly, the Company has no pension plan liability as of December 31, 2006 and 2005. The Company’s share of pension costs were approximately $320,000, $164,000 and $127,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

14. Employees’ Profit Sharing Plans

The Company participates in the same profit sharing plans as FNWL. These consist of two profit sharing plans providing for cash payments to all eligible employees. The two plans, Cash Profit Sharing Plan and the Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15% of FGI consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of the FGI pretax earnings, as adjusted, or 15% of the salary or wages paid or accrued to the eligible employees, provides for an annual contribution by FGI to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met. The Cash Profit Sharing Plan is limited to 5% of the FGI pretax earnings, as adjusted, or 5% of eligible employees’ salaries or wages paid or accrued. The Company’s liability and expense is included in the overhead and administrative charges paid to FNWL.

15. Related Parties

During 2006, 2005 and 2004, some of the Company’s personnel were employees of FNWL. Expenses are allocated to the Company for the utilization of FNWL employees and facilities as applicable. Expenses allocated to the Company from FNWL amounted to $4,900,000, $4,400,000 and $12,500,000 in 2006, 2005 and 2004, respectively.

The Company entered into a modified coinsurance agreement (“the Coinsurance Agreement”) on December 1, 2003 with an affiliate, FNWL. Initially, the Company assumed all existing non-qualified deferred annuities, totaling approximately 36% of the FNWL’s annuity business in-force as of December 1, 2003. In exchange, the Company paid an initial commission of $36,500,000. No portion of the assets constituting the consideration were transferred to the Company. Subsequent new issues of non-qualified deferred annuities are assumed by the Company under the Coinsurance Agreement. FNWL has a management and service agreement with the Company to provide services reasonably necessary pursuant to the Coinsurance Agreement.

32

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2006 and 2005

As a result of the Coinsurance Agreement, the Company established a deferred commission expense asset. This balance consisted of the deferral of the initial ceding commission and other front-end fees related to the assumed block of business. This amount is amortized in relation to the present value of expected gross profits on the assumed block of business. Such amortization is in direct proportion to the amortization of deferred policy acquisition costs for a given policy form and is recorded as other income in the statements of income. As of December 31, 2006 and 2005, the deferred commission balance was approximately $49,212,000 and $47,749,000, respectively, and is included in the other assets and receivables line item on the balance sheet. The Company amortized approximately $479,000, ($4,644,000) and $3,781,000 into income for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company’s modified coinsurance deposit receivable-related party contains an embedded derivative liability of approximately $25,727,000 and $16,808,000 at December 31, 2006 and 2005, respectively. The changes in fair value of this embedded derivative are recorded as modified coinsurance income from a related party in the Company’s statement of income, which resulted in losses of approximately $8,918,000 and $21,442,000 and for the years ended December 31, 2006 and 2005, respectively, and income of approximately $1,007,000 for the year ended December 31, 2004.

Since the underlying contracts in the Coinsurance Agreement are fixed annuity contracts, the Coinsurance Agreement does not transfer significant insurance risk under GAAP and is accounted for on a deposit method of accounting.

On November 17, 2006, the Company entered into a coinsurance agreement with ZIC to cede the net amount at risk for GMDB and GRIB options related to the Company’s DESTINATIONS contracts. The Company paid an initial ceding premium of approximately $1,008,700,000 and interest of approximately $11,090,000 to complete the transaction in 2006. (See Note 4 for further details.)

Related party receivables and payables, consisting of reinsurance and other administrative fees, are settled each month. At December 31, 2006 and 2005, the Company reported the following amounts (other than income tax amounts) due from (to) related parties:

	2006	2005
	(in thousands of dollars)
FNWL	$738,522	$776,443

Receivable from related parties	$738,522	$776,443

FNWL	$(768,660)	$(797,184)
ZIC and subsidiaries	(1,679)	(466)
ZIBB	(16,272)	(8,458)

Payable to related parties	$(786,611)	$(806,108)

Net payable to related parties	$(48,089)	$(29,665)

The Company has no guarantees or undertakings for the benefit of an affiliate that would result in a material contingent exposure.

33

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements to be included in Part B:

Condensed Financial Information

KILICO Variable Annuity Separate Account

Report of Independent Auditors

Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2006

Statement of Operations for the Year Ended December 31, 2006

Statements of Changes in Contract Owners’ Equity for the Years Ended December 31, 2006 and 2005

Notes to Financial Statements

Kemper Investors Life Insurance Company

Report of Independent Auditors

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2006 and 2005

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Income, years ended December 31, 2006, 2005 and 2004

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), years ended December 31, 2006, 2005 and 2004

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder’s Equity, years ended December 31, 2006, 2005 and 2004

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2006, 2005 and 2004

Notes to Consolidated Financial Statements

(b)	Exhibits:

[5]1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

[5]1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.	Not Applicable.

[3]3.1	Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

[1]3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc.

[6]3.3	Selling Group Agreement of Investors Brokerage Services, Inc.

[6]3.4	General Agent Agreement.

[7]4.	Form of Variable Annuity Contract.

[19]4.1	Form of Guaranteed Minimum Death Benefit Rider.

[19]4.2	Form of Earnings Based Death Benefit Rider.

[19]4.3	Form of Guaranteed Retirement Income Benefit Rider.

[7]5.	Form of Application.

[3]6.1	Kemper Investors Life Insurance Company Articles of Incorporation.

[6]6.2	Kemper Investors Life Insurance Company Bylaws.

[23]7.	Coinsurance Agreement between KILICO and Chase Insurance Life and Annuity Company (formerly known as Federal Kemper Life Assurance Company).

[2]8.1	Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.2	Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.3	Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Management LLC.

[7]8.3(a)	Service Agreement between KILICO and Janus Capital Management LLC.

[4]8.4(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[20]8.4(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[13]8.4(c)	Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[4]8.5(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[20]8.5(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[10]8.6(a)	Participation Agreement between KILICO and Scudder Variable Life Investment Fund (now known as DWS Variable Series I).

[10]8.6(b)	Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.

[10]8.6(c)	Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc.

[15]8.7(a)	Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(b)	Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[16]8.7(c)	November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[18]8.8	Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

[16]8.9(a)	Fund Participation Agreement by and among The Alger American Fund, KILICO and Fred Alger & Company, Incorporated.

[16]8.9(b)	Service Agreement between Fred Alger Management, Inc. and KILICO (redacted).

[14]8.10	Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

[17]8.11	Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as DWS Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

[22]8.12	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company.

[24]8.13(a)	Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds), INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

[24]8.13(b)	Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds) and Kemper Investors Life Insurance Company

[24]8.14(a)	Form of Fund Participation Agreement between KILICO and One Group Investment Trust (now known as JPMorgan Investment Trust).

[24]8.14(b)	Form of Supplemental Payment Agreement (redacted)

[26]8.15	Form of Rule 22c-2 Shareholder Information Agreement

[8]9	Opinion and Consent of Counsel.

10.	Consent of PricewaterhouseCoopers LLP, Independent Accountants.

[11]11.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2004 and 2003).

[11]11.2	Schedule IV: Reinsurance (year ended December 31, 2004).

[12]11.3	Schedule IV: Reinsurance (year ended December 31, 2003).

[11]11.4	Schedule V: Valuation and qualifying accounts (year ended December 31, 2004).

[12]11.5	Schedule V: Valuation and qualifying accounts (year ended December 31, 2003).

12.	Not Applicable.

[24]14.	Organizational Charts

15.	Power of Attorney for Pascale Fortmann, Diane C. Davis, Steven H. Sparks, David A. Bowers, and Richard J. Hauser.

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

[4]	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

[5]	Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

[6]	Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

[7]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[8]	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

[10]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[11]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.

[12]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2003 filed on or about March 31, 2004.

[13]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

[14]	Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32632) filed on or about March 16, 2000.

[15]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

[16]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

[17]	Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[18]	Incorporated herein by reference to Post –Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

[19]	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.

[20]	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

[21]	Incorporated herein by reference to Post–Effective Amendment No. 33 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.

[22]	Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

[23]	Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003.

[24]	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2004.

[25]	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about May 1, 2005.

[26]	Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 27, 2007.

Item 25.	Directors and Officers of Kemper Investors Life Insurance Company

The directors and officers of KILICO are listed below together with their current positions.

Name	Office with KILICO
Pascale Fortmann[1]	Chief Executive Officer and Director

Diane C. Davis[1]	President, Chief Operations Officer and Director

David Lorenz[1]	Vice President, Compliance and Risk Management

Richard W. Mathes[1]	Vice President and Valuation Actuary

Steven H. Sparks[1]	Assistant Vice President, Controller, and Acting Chief Financial Officer

Connie J. Ozeki-Chinn[1]	Assistant Vice President, Financial Controls and Financial Operations

Kathleen E. Brownlee[1]	Corporate Secretary

Ryan Gibbons[2]	Assistant Secretary

Michael D. Nelson[1]	Assistant Secretary

Novian Junus[1]	Chief Actuary

David A. Bowers[2]	Assistant Secretary and Director

Kevin D. Cannell[2]	Director

Richard J. Hauser[2]	Director

James P. Brennan, Sr., Esq.3 serves as the Chief Compliance Officer for the Registrant.

[1]	The principal business address is 15375 SE 30th Place, Suite 310, Bellevue, WA 98007.

[2]	The principal business address is 1400 American Lane, Schaumburg, IL 60196.

[3]	The principal business address is 3003 77th Avenue, S.E. Mercer Island, WA 98040.

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Organizations Affiliated with Zurich Financial Services

Company	Domiciled	Ownership	%
Aktiengesellschaft Assuricum	Switzerland	Zurich Insurance Company	99.60
Allied Zurich Holdings Limited	CI	Zurich Group Holding	100.00
Allied Zurich PLC	UK	Zurich Financial Services	100.00
American Guarantee & Liability Insurance Co.	NY	Zurich American Insurance Company	100.00
American Zurich Insurance Company	IL	Steadfast Insurance Company	100.00
Assurance Company of America	NY	Maryland Casualty Company	100.00
BG Investments Ltd.	BDA	Aktiengesellschaft Assuricum	04.58
BG Investments Ltd.	BDA	Zurich Insurance Company	95.42
Centre Financial Services Holdings Limited	BDA	Centre Group Holdings Limited	100.00
Centre Group Holdings (US) Limited	DE	Centre Reinsurance Limited	100.00
Centre Group Holdings Limited	BDA	CMSH Limited	100.00
Centre Insurance Company	DE	Centre Solutions Holdings (Delaware) Limited	100.00
Centre Life Insurance Company	MA	Centre Solutions (US) Limited	100.00
Centre Reinsurance (US) Limited	BDA	Centre Reinsurance Holdings (Delaware) Limited	100.00
Centre Reinsurance Holdings (Delaware) Limited	DE	Orange Stone Reinsurance	100.00
Centre Reinsurance Limited	BDA	Centre Solutions (Bermuda) Limited	100.00
Centre Solutions (Bermuda) Limited	BDA	Centre Group Holdings Limited	100.00
Centre Solutions (US) Limited	BDA	Centre Group Holdings (US) Limited	100.00
Centre Solutions Holdings (Delaware) Limited	DE	Centre Solutions (US) Limited	100.00
CMSH Limited	BDA	Zurich Insurance Company	64.70
CMSH Limited	BDA	Zurich International (Bermuda) Ltd.	35.30
Colonial American Casualty & Surety Co.	MD	Fidelity & Deposit Company of Maryland	100.00

Company	Domiciled	Ownership	%
Constellation Reinsurance Company	NY	Centre Reinsurance Holdings (Delaware) Limited	100.00
Crown Management Services Limited	DE	Orange Stone Holdings	100.00
Disability Management Services, Inc.	CT	Centre Reinsurance Limited	40.00
Diversified Specialty Risk	TX	American Guarantee & Liability Insurance Co.	100.00
Empire Fire & Marine Insurance Company	NE	Zurich American Insurance Company	100.00
Empire Indemnity Insurance Company	OK	Zurich American Insurance Company	100.00
Empire Management Services, Inc.	NE	Empire Fire & Marine Insurance Company	100.00
Farmers Group, Inc.	NV	Zurich Group Holding	86.625
Farmers Group, Inc.	NV	Allied Zurich Holdings Limited	10.00
Farmers Group, Inc.	NV		03.375
Farmers New World Life Insurance Company	WA	Farmers Group, Inc.	100.00
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00
Fidelity & Deposit Company of Maryland	MD	Zurich American Insurance Company	100.00
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Kemper Corporation	DE	Zurich Holding Company of America	100.00
Kemper Investors Life Insurance Company	IL	Kemper Corporation	100.00
Kemper Portfolio Corp.	DE	Kemper Corporation	100.00
Keswick Realty, Inc.	IL	Zurich Services Corporation	100.00
KFC Portfolio Corp.	DE	Kemper Corporation	100.00
Maine Bonding and Casualty Co.	ME	Maryland Casualty Company	100.00
Maryland Casualty Company	MD	Zurich American Insurance Company	100.00
Maryland Insurance Company	TX	Maryland Casualty Company	100.00
Minnesota Marketing Center, Inc.	MN	Empire Fire & Marine Insurance Company	100.00
National Standard Insurance Company	TX	Maryland Casualty Company	100.00
Northern Insurance Company of New York	NY	Maryland Casualty Company	100.00
Orange Stone Holdings	IRE	CMSH Limited	100.00
Orange Stone Reinsurance	IRE	Crown Management Services Limited	100.00
Risk Enterprise Management Limited	DE	Zurich Insurance Company	100.00
Steadfast Insurance Company	DE	Zurich American Insurance Company	100.00
Sterling Forest LLC	DE	Zurich American Insurance Company	100.00
THIC Holdings LLC	NH
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00
Truckwriters, Inc.	NE	Empire Fire & Marine Insurance Company	100.00
Universal Underwriters Acceptance Corp.	KS	Zurich Holding Company of America	100.00
Universal Underwriters Insurance Company	KS	Zurich American Insurance Company	100.00
Universal Underwriters Insurance Services, Inc.	MA	Universal Underwriters Management Company	100.00
Universal Underwriters Insurance Services of Alabama, Inc.	AL	Universal Underwriters Management Company	100.00
Universal Underwriters Insurance Services of Texas, Inc.	TX	Universal Underwriters Management Company	100.00
Universal Underwriters Life Ins. Co.	KS	Universal Underwriters Insurance Company	100.00
Universal Underwriters Management Company	KS	Zurich Holding Company of America	100.00
Universal Underwriters of Texas Ins. Co.	TX	Universal Underwriters Insurance Company	100.00
Universal Underwriters Service Corp.	MO	Zurich Holding Company of America	100.00
Universal Underwriters Service Corp. of Texas	TX	Zurich Holding Company of America	100.00
Valiant Insurance Company	IA	Maryland Casualty Company	100.00
ZC Specialty Insurance Company	TX	Centre Solutions (US) Limited	100.00
ZFS Finance, USA LLC I	DE	Zurich Holding Company of America	100.00
ZFS Finance, USA LLC II	DE	Zurich Holding Company of America	100.00
ZFS Finance, USA LLC III	DE	Zurich Holding Company of America	100.00
ZFSH, LLC	DE	Zurich Holding Company of America	100.00
Zurich Agency Services, Inc.	TX	Maryland Casualty Company	100.00
Zurich American Brokerage, Inc.	NY	Zurich Holding Company of America	100.00
Zurich American Insurance Company	NY	Zurich Holding Company of America	100.00
Zurich American Insurance Company of Illinois	IL	American Zurich Insurance Company	100.00
Zurich Benefit Finance, LLC	DE	Zurich Holding Company of America	100.00
Zurich CZI Management Holding, Ltd.	DE	Zurich Holding Company of America	100.00
Zurich E&S Brokerage, Inc.	CA	Zurich American Insurance Company	100.00

Company	Domiciled	Ownership	%
Zurich Finance, USA	DE	Zurich Holding Company of America	100.00
Zurich Global Investment Advisors, LLC	DE	Zurich Holding Company of America	100.00
Zurich Group Holding	Switzerland	Zurich Financial Services	57.00
Zurich Group Holding	Switzerland	Allied Zurich PLC	43.00
Zurich Holding Company of America	DE	Zurich Insurance Company	99.87
Zurich Holding Company of America	DE	Crown Management Services Limited	00.13
Zurich Insurance Company	Switzerland	Zurich Group Holding	100.00
Zurich International (Bermuda) Ltd.	BDA	BG Investments Ltd.	29.27
Zurich International (Bermuda) Ltd.	BDA	Zurich Insurance Company	30.31
Zurich International (Bermuda) Ltd.	BDA	Aktiengesellscaft Assuricum	40.42
Zurich Premium Finance Company	NE	Empire Fire & Marine Insurance Company	100.00
Zurich Premium Finance Company of California	CA	Empire Fire & Marine Insurance Company	100.00
Zurich Warranty Management Services LTD	UK	Zurich Services Corporation	100.00
Zurich Services Corp.	IL	Zurich Holding Company of America	100.00
Sterling Forest LLC	DE	Zurich Holding Company of America	100.00
Zurich Warranty Solutions, Inc.	IL	American Zurich Insurance Company	100.00

Zurich Financial Services conducts its primary insurance operations in the United States through:

(A)	Two property/casualty groups, each operating INDEPENDENTLY with its own staff:

Zurich U.S. Insurance Group

Farmers Insurance Group

Item 27.	Number of Contract Owners

As of March 31, 2007, the Registrant had approximately 84,816 qualified and non-qualified Advantage III Contract Owners.

Item 28.	Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company (“KILICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)	Principal Underwriter

Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C, FKLA Variable Separate Account and Protective Acquired Variable Annuity Separate Account.

Item 29.(b)	Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

Name	Position and Offices with Underwriter

Carolyn King	President and Director

Lawrence J. Denbar	Chief Financial Officer and FINOP

Laura N. Bryant	Chief Compliance Officer, Director and Secretary

Caroly L. Majewski	Assistant Compliance Officer

Thomas R. Barrett	Director

The address of Mr. Denbar and Ms. Majewski is 2500 Westfield Drive, Elgin IL 60123-7836.

The address of Ms. King, Ms. Bryant and Mr. Barrett is 2801 Highway 280 South Birmingham, AL 35223.

Item 29.(c)

Not applicable.

Item 30.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1400 American Lane, Schaumburg, Illinois 60196, or at 3003-77th Ave, SE, Mercer Island, Washington 98040, or at 15375 SE 30th Place, Suite 310, Bellevue, WA 98007, or at Protective Life Insurance Company at 2500 Westfield Drive, Elgin, IL 60123.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Kemper Investors Life Insurance Company (“KILICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 43 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf, in the City of Bellevue, and State of Washington, on April 27, 2007.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

Attest:	/s/ Michael D. Nelson	BY:	/s/ Pascale Fortmann*/
	Michael D. Nelson, Assistant Secretary	Pascale Fortmann, Chief Executive Officer (Signature)

KEMPER INVESTORS LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Michael D. Nelson	BY:	/s/ Pascale Fortmann*/
	Michael D. Nelson, Assistant Secretary	Pascale Fortmann, Chief Executive Officer (Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 43 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Pascale Fortmann*/ Pascale Fortmann	Chief Executive Officer and Director (Principal Executive Officer)	April 27, 2007

/s/ Diane C. Davis Diane C. Davis	President, Chief Operations Officer and Director	April 27, 2007

/s/ Steven H. Sparks Steven H. Sparks	Assistant Vice President, Controller, Acting Chief Financial Officer and Director (Principal Financial Officer and Principal Accounting Officer)	April 27, 2007

/s/ David A. Bowers*/ David A. Bowers	Director	April 27, 2007

/s/ Richard J. Hauser*/ Richard J. Hauser	Director	April 27, 2007

/s/ Diane C. Davis */ By: Diane C. Davis	On April 27, 2007 as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment.

EXHIBIT INDEX

The following exhibits are filed herewith.

Exhibit Number	Description
10	Consent of PricewaterhouseCoopers LLP

16	Power of Attorney for Pascale Fortmann, Diane C. Davis, Steven H. Sparks, David A. Bowers, and Richard J. Hauser